File Nos. 333-29337, 811-08257

As filed with the Securities and Exchange Commission on January 25, 2013

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 34	☒

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 36	☒

(Check appropriate box or boxes)

GE INSTITUTIONAL FUNDS

1600 Summer Street

Stamford, Connecticut 06905

(203) 326-4040

(Registrant’s Exact Name, Address and Telephone Number)

Joon Won Choe, Esq.

Senior Vice President, Deputy General Counsel & Secretary

GE Asset Management Incorporated

1600 Summer Street

Stamford, Connecticut 06905

(Name and Address of Agent for Service)

Copy to:

David Hearth, Esq.

Paul Hastings LLP

55 Second Street, 24th Floor

San Francisco, California 94105

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

It Is Proposed That this Filing Will Become Effective (check appropriate box)

☐	Immediately upon Filing Pursuant to Paragraph (b) of Rule 485
☒	on January 28, 2013 Pursuant to Paragraph (b) of Rule 485
☐	60 Days after Filing Pursuant to Paragraph (a)(1) of Rule 485
☐	on (date) Pursuant to Paragraph (a)(1) of Rule 485
☐	75 Days after Filing Pursuant to Paragraph (a)(2) of Rule 485
☐	on (Date) Pursuant to Paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

GE Institutional Funds

Prospectus

January 28, 2013

	Investment Class	Service Class

Equity Funds

U.S. Equity Fund	GUSIX	GUSSX

U.S. Large-Cap Core Equity Fund	GEIVX	GEVSX

Premier Growth Equity Fund	GEIPX	GEPSX

Small-Cap Equity Fund	GSVIX	GSQSX

S&P 500 Index Fund	GIDIX	GIDSX

International Equity Fund	GIEIX	GIESX

Income Fund

Income Fund	GFIIX	GEISX

Asset Allocation Fund

Strategic Investment Fund	GSIVX	GSRVX

Money Market Fund

Money Market Fund	GEIXX	GSSXX

Like all mutual funds, the GE Institutional Funds’ shares have not been approved or disapproved by the Securities and Exchange Commission, nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

GE Institutional Funds Prospectus

January 28, 2013

U.S. Equity Fund

Investment Class  GUSIX    Service Class  GUSSX

Investment Objective

Long-term growth of capital.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).

	Investment Class	Service Class
Management Fees[1]	0.36%	0.36%
Distribution and/or Service (12b-1) Fees	N/A	0.25%
Other Expenses	0.01%	0.01%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	0.38%	0.63%
Expenses Reimbursed/Fees Waived by Adviser[2]	0.01%	0.01%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.37%	0.62%
1	The Fund’s management fee is a “unitary” fee that includes most operating expenses payable by the Fund. The rate fluctuates based upon the average daily net assets of the Fund, and may be higher or lower than shown above.

2	GE Asset Management has entered into a contractual arrangement with GE Institutional Funds (the “Trust”) to waive a portion of its management fee charged to the Fund in an amount equal to the management fee payable to GE Asset Management by the GE Institutional Money Market Fund with respect to the Fund’s cash holdings invested in the GE Institutional Money Market Fund, if any. Such contractual management fee waiver arrangement will extend through January 28, 2014, and can be changed or terminated only with the approval of the Trust’s Board of Trustees and GE Asset Management.

Expense Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for each of the time periods indicated and then redeem all of your shares at the end of those periods or continue to hold them. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, taking into account the fee waiver in the first year only for each of the time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investment Class	$38	$122	$214	$484
Service Class	$63	$201	$350	$785

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 71% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing at least 80% of its net assets under normal circumstances in equity securities of U.S. companies, such as common and preferred stocks. A U.S. company is a company that generates at least 50% of its revenues or profits from business activities in the U.S., has at least 50% of its assets situated in the U.S., or has the principal trading market for its securities in the U.S.

The portfolio managers combine various investment management styles, which may include core, growth and value, designed to produce a broadly diversified portfolio. As a result, the portfolio typically has characteristics similar to the Standard & Poor’s 500 Index (S&P 500® Index), including average market capitalization and dividend yield potential. Stock selection is key to the performance of the Fund.

Through fundamental company research involving analyzing financial statements and other information about a company, the portfolio managers primarily seek to identify securities of large and medium sized companies (meaning companies with a market capitalization of $2 billion or more) with characteristics such as:

•	low valuations in relation to their peers, the market, their historical valuation potential or their growth rates

•	financial strength (favorable debt ratios and other financial characteristics)

•	high quality management focused on generating shareholder value

The portfolio managers may consider selling a security when one of these characteristics no longer applies, or when valuation becomes excessive and more attractive alternatives are identified.

The Fund also may invest to a lesser extent in securities of foreign (non-U.S.) issuers and debt securities. The portfolio managers may also invest in various types of derivatives (such as options, futures and options on futures) to gain exposure to certain types of securities as an alternative to investing directly in such securities.

Principal Risks

The principal risks of investing in the Fund are:

Securities Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or

2

GE Institutional Funds Prospectus

January 28, 2013

unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities markets may cause multiple asset classes to decline in value simultaneously, although equity securities generally have greater price volatility than fixed income securities. Negative conditions and price declines may occur unexpectedly and dramatically. In addition, the Fund could be forced to sell portfolio securities at an inopportune time in order to meet unusually large or frequent redemption requests in times of overall market turmoil or declining prices for the securities.

Growth Investing Risk is the risk of investing in growth stocks that may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth potential. Growth-oriented funds will typically underperform when value investing is in favor.

Value Investing Risk is the risk of investing in undervalued stocks that may not realize their perceived value for extended periods of time or may never realize their perceived value. Value stocks may respond differently to market and other developments than other types of stocks. Value-oriented funds will typically underperform when growth investing is in favor.

Mid-Cap Company Risk is the risk that investing in the securities of mid-cap companies could entail greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline more significantly or more rapidly than stocks of larger companies as market conditions change.

Foreign Investment Risk is the risk that investing in securities of foreign (non-U.S.) issuers may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, nationalization, expropriation or confiscatory taxation, currency blockages and political changes or diplomatic developments. The costs of investing in many foreign markets are higher than the U.S. and investments may be less liquid. Recently, additional risks have arisen related to the high levels of debt of various European countries such as Greece, Italy and Spain. One or more member states might exit the European Union, placing its currency and banking system in jeopardy. These problems, and related political and monetary efforts to address these problems, may increase the potential for market declines in one or more member states that can spread to global markets. These increased risks may persist and may result in greater volatility in the securities markets and the potential for impaired liquidity and valuation.

Currency Risk is the risk that the dollar value of foreign investments will change in response to changes in currency exchange rates. If a foreign currency weakens against the U.S. dollar, the U.S. dollar value of an investment denominated in that currency would also decline.

Credit Risk is the risk that the issuer or guarantor of a fixed income security, or the counterparty of a derivatives contract or repurchase agreement, is unable or unwilling (or is perceived to be unable or unwilling) to make timely payment of principal and/or interest, or to otherwise honor its obligations.

Interest Rate Risk is the risk that fixed income securities will decline in value because of changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Derivatives Risk is a combination of several risks, including the risks that: (1) an investment in a derivative instrument will not correlate well with the performance of the securities or asset class to which the Fund seeks exposure, (2) a derivative instrument entailing leverage may result in a loss greater than the principal amount invested, and (3) derivatives not traded on an exchange may be subject to credit risk, as well as liquidity risk and the related risk that the instrument is difficult or impossible to value accurately. The methodology the Fund uses to establish the fair value of a derivative may result in a value materially different from the value obtained using an alternative methodology.

It is possible to lose money on an investment in the Fund, and this risk of loss may be heightened if you hold shares of the Fund for a shorter period. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Performance

The bar chart and the Average Annual Total Returns table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index. Past performance assumes the reinvestment of all dividend income and capital gains distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. For updated performance information, please visit the Fund’s website at www.geam.com or call 1-800-242-0134.

Calendar Year Total Returns (%)

The bar chart shows the performance of the Fund’s Investment Class shares.

Highest/Lowest quarterly results during this time period were:

Highest	18.96%	(quarter ended June 30, 2009)
Lowest	-23.60%	(quarter ended December 31, 2008)

3

Average Annual Total Returns (%)

(for the periods ended December 31, 2012)

	1 Year	5 Years	10 Years	Since Inception (11/30/97 for Index)
Investment Class (inception 11/25/97)
Return Before Taxes	16.35	1.33	6.36	5.02
Return After Taxes on Distributions	15.72	0.83	5.60	4.13
Return After Taxes on Distributions and Sale of Fund Shares	10.63	0.82	5.22	3.97
Service Class (inception 1/3/01)
Return Before Taxes	16.13	1.23	6.18	2.67
S&P 500® Index (does not reflect fees, expenses or taxes)	16.00	1.66	7.10	4.57

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investment Class shares only and after-tax returns for Service Class shares will vary.

Portfolio Management

Investment Adviser

GE Asset Management Incorporated

Portfolio Managers

The primary individual portfolio managers for the Fund are:

Portfolio Manager	Portfolio manager experience in this Fund	Primary title with Investment Adviser
David B. Carlson	1 year	Chief Investment Officer – U.S. Equities
Stephen V. Gelhaus	11 years	Senior Vice President
Paul C. Reinhardt	12 years	Senior Vice President

Purchase and Sale of Fund Shares

Purchase Minimum
Eligible Investors	Initial Investment	Subsequent Investments
• Direct institutional investors (i.e., institutional investors purchasing shares for their own accounts directly through GE Investment Distributors, Inc., the Fund’s principal distributor).	$5 million	None
Eligible Investors	Initial Investment	Subsequent Investments

•  GE affiliated retirement plans.

•  Retirement plans that participate in GE Asset Management’s defined contribution full service program.

•  Investment only defined contribution plans with a minimum plan asset size of $25 million at time of investment.

•  Investment only defined contribution plans of any asset size that invest through an authorized retirement plan platform that aggregates trades for plan participants through omnibus or pooled account arrangements.

•  Qualified college savings plans.

•  Investors who invest through authorized broker- dealers or other financial intermediaries that have entered into a distribution agreement, service agreement or other type of arrangement with GE Asset Management, GE Investment Distributors, Inc. or the Fund as of January 29, 2008.

	None	None

You may sell (redeem) all or part of your Fund shares on any business day through the following options:

•	Sending a written request by mail to:

GE Institutional Funds

P.O. Box 9838, Providence, RI 02940

Overnight Delivery:

GE Institutional Funds

4400 Computer Drive, Westborough, MA 01581; or

•	Calling us at 1-800-242-0134.

Tax Information

Dividends and capital gains distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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5

U.S. Large-Cap Core Equity Fund

Investment Class  GEIVX    Service Class  GEVSX

Investment Objectives

Long-term growth of capital and future income.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Investment Class	Service Class
Management Fees[1]	0.39%	0.39%
Distribution and/or Service (12b-1) Fees	N/A	0.25%
Other Expenses	—	—
Total Annual Fund Operating Expenses	0.39%	0.64%
1	The Fund’s management fee is a “unitary” fee that includes most operating expenses payable by the Fund. The rate fluctuates based upon the average daily net assets of the Fund, and may be higher or lower than shown above.

Expense Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for each of the time periods indicated and then redeem all of your shares at the end of those periods or continue to hold them. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investment Class	$40	$127	$221	$497
Service Class	$65	$205	$357	$798

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 83% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objectives by investing at least 80% of its net assets under normal circumstances in equity securities of large-capitalization U.S. companies, such as common and preferred stocks. A U.S. company is a company that generates at least 50% of its revenues or profits from business activities in the U.S., has at least 50% of its assets situated in the U.S., or has the principal trading market for its securities in the U.S.

The Fund invests in U.S. large-cap companies (meaning companies with a market capitalization of $8 billion or more) that the portfolio managers believe are undervalued by the market but have solid growth prospects. The portfolio managers will not sell a stock merely because the market capitalization of a company in the portfolio moves outside of its capitalization range. The portfolio managers employ a relative value approach to identify companies across all economic sectors which are undervalued relative to the market, their peers, their historical valuations or their growth rate potential. This approach results in a portfolio more broadly diversified across economic sectors and contrasts with other investing approaches that focus on low absolute valuations and often result in a portfolio concentrated in fewer sectors. A company may be undervalued for reasons such as market overreaction to recent company, industry or economic events. In seeking to satisfy the Fund’s investment objective with respect to future income, the portfolio managers will also consider companies that have the potential to pay dividends in the future. Stock selection is key to the performance of the Fund.

The portfolio managers seek to identify securities of companies with characteristics such as:

•	low valuations in relation to their peers and the overall market

•	the potential for long-term earnings growth

•	above-average dividend yields

•	high quality management focused on generating shareholder value

•	financial strength (favorable debt ratios and other financial characteristics)

•	a catalyst such as changing industry fundamentals, introduction of a new product, a company restructuring, or a change in management

The portfolio managers may consider selling a security when one of these characteristics no longer applies, or when valuation becomes excessive and more attractive alternatives are identified.

The Fund also may invest to a lesser extent in securities of foreign (non-U.S.) issuers and debt securities. The portfolio managers may also invest in various types of derivatives (such as options, futures and options on futures) to gain exposure to certain types of securities as an alternative to investing directly in such securities.

Principal Risks

The principal risks of investing in the Fund are:

Securities Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the

6

GE Institutional Funds Prospectus

January 28, 2013

securities markets may cause multiple asset classes to decline in value simultaneously, although equity securities generally have greater price volatility than fixed income securities. Negative conditions and price declines may occur unexpectedly and dramatically. In addition, the Fund could be forced to sell portfolio securities at an inopportune time in order to meet unusually large or frequent redemption requests in times of overall market turmoil or declining prices for the securities.

Value Investing Risk is the risk of investing in undervalued stocks that may not realize their perceived value for extended periods of time or may never realize their perceived value. Value stocks may respond differently to market and other developments than other types of stocks. Value-oriented funds will typically underperform when growth investing is in favor.

Foreign Investment Risk is the risk that investing in securities of foreign (non-U.S.) issuers may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, nationalization, expropriation or confiscatory taxation, currency blockages and political changes or diplomatic developments. The costs of investing in many foreign markets are higher than the U.S. and investments may be less liquid. Recently, additional risks have arisen related to the high levels of debt of various European countries such as Greece, Italy and Spain. One or more member states might exit the European Union, placing its currency and banking system in jeopardy. These problems, and related political and monetary efforts to address these problems, may increase the potential for market declines in one or more member states that can spread to global markets. These increased risks may persist and may result in greater volatility in the securities markets and the potential for impaired liquidity and valuation.

Currency Risk is the risk that the dollar value of foreign investments will change in response to changes in currency exchange rates. If a foreign currency weakens against the U.S. dollar, the U.S. dollar value of an investment denominated in that currency would also decline.

Credit Risk is the risk that the issuer or guarantor of a fixed income security, or the counterparty of a derivatives contract or repurchase agreement, is unable or unwilling (or is perceived to be unable or unwilling) to make timely payment of principal and/or interest, or to otherwise honor its obligations.

Interest Rate Risk is the risk that fixed income securities will decline in value because of changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Derivatives Risk is a combination of several risks, including the risks that: (1) an investment in a derivative instrument will not correlate well with the performance of the securities or asset class to which the Fund seeks exposure, (2) a derivative instrument entailing leverage may result in a loss greater than the principal amount invested, and (3) derivatives not traded on an exchange may be subject to credit risk, as well as liquidity risk and the related risk that the instrument is difficult or impossible to value accurately. The methodology the Fund uses to establish the fair value of a derivative may result in a value materially different from the value obtained using an alternative methodology.

It is possible to lose money on an investment in the Fund, and this risk of loss may be heightened if you hold shares of the Fund for a shorter period. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Performance

The bar chart and the Average Annual Total Returns table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index. Past performance assumes the reinvestment of all dividend income and capital gains distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. For updated performance information, please visit the Fund’s website at www.geam.com or call 1-800-242-0134.

Calendar Year Total Returns (%)

The bar chart shows the performance of the Fund’s Investment Class shares.

Highest/Lowest quarterly results during this time period were:

Highest	17.16%	(quarter ended June 30, 2009)
Lowest	-21.20%	(quarter ended December 31, 2008)

7

Average Annual Total Returns (%)

(for the periods ended December 31, 2012)

	1 Year	5 Years	10 Years	Since Inception (1/31/00 for Index)
Investment Class (inception 2/2/00)
Return Before Taxes	14.13	1.64	7.33	3.69
Return After Taxes on Distributions	10.82	0.45	6.14	2.69
Return After Taxes on Distributions and Sale of Fund Shares	11.17	0.87	5.94	2.75
Service Class (inception 9/30/05)
Return Before Taxes	13.80	1.38	—	4.89
S&P 500® Index (does not reflect fees, expenses or taxes)	16.00	1.66	7.10	2.07

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investment Class shares only and after-tax returns for Service Class shares will vary.

Portfolio Management

Investment Adviser

GE Asset Management Incorporated

Portfolio Managers

The primary individual portfolio managers for the Fund are:

Portfolio Manager	Portfolio manager experience in this Fund	Primary title with Investment Adviser
Stephen V. Gelhaus	13 years	Senior Vice President
Paul C. Reinhardt	12 years	Senior Vice President

Purchase and Sale of Fund Shares

Purchase Minimum
Eligible Investors	Initial Investment	Subsequent Investments
• Direct institutional investors (i.e., institutional investors purchasing shares for their own accounts directly through GE Investment Distributors, Inc., the Fund’s principal distributor).	$5 million	None
Eligible Investors	Initial Investment	Subsequent Investments

•  GE affiliated retirement plans.

•  Retirement plans that participate in GE Asset Management’s defined contribution full service program.

•  Investment only defined contribution plans with a minimum plan asset size of $25 million at time of investment.

•  Investment only defined contribution plans of any asset size that invest through an authorized retirement plan platform that aggregates trades for plan participants through omnibus or pooled account arrangements.

•  Qualified college savings plans.

•  Investors who invest through authorized broker- dealers or other financial intermediaries that have entered into a distribution agreement, service agreement or other type of arrangement with GE Asset Management, GE Investment Distributors, Inc. or the Fund as of January 29, 2008.

	None	None

You may sell (redeem) all or part of your Fund shares on any business day through the following options:

•	Sending a written request by mail to:

GE Institutional Funds

P.O. Box 9838, Providence, RI 02940

Overnight Delivery:

GE Institutional Funds

4400 Computer Drive, Westborough, MA 01581; or

•	Calling us at 1-800-242-0134.

Tax Information

Dividends and capital gains distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

8

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9

Premier Growth Equity Fund

Investment Class  GEIPX    Service Class  GEPSX

Investment Objectives

Long-term growth of capital and future income.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Investment Class	Service Class
Management Fees[1]	0.38%	0.38%
Distribution and/or Service (12b-1) Fees	N/A	0.25%
Other Expenses	—	—
Total Annual Fund Operating Expenses	0.38%	0.63%
1	The Fund’s management fee is a “unitary” fee that includes most operating expenses payable by the Fund. The rate fluctuates based upon the average daily net assets of the Fund, and may be higher or lower than shown above.

Expense Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for each of the time periods indicated and then redeem all of your shares at the end of those periods or continue to hold them. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investment Class	$39	$122	$213	$480
Service Class	$64	$202	$351	$786

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objectives by investing at least 80% of its net assets under normal circumstances in equity securities, such as common and preferred stocks.

The Fund invests primarily in a limited number of large and medium sized companies (meaning companies with a market capitalization of $2 billion or more) that the portfolio manager believes have above-average growth histories and/or growth potential. The portfolio manager selects equity securities from a number of industries based on the merits of individual companies. In seeking to satisfy the Fund’s investment objective with respect to future income, the portfolio manager will also consider companies that have the potential to pay dividends in the future. Stock selection is key to the performance of the Fund.

The portfolio manager seeks to identify securities of companies with characteristics such as:

•	above-average annual growth rates

•	financial strength (favorable debt ratios and other financial characteristics)

•	leadership in their respective industries

•	high quality management focused on generating shareholder value

The portfolio manager may consider selling a security when one of these characteristics no longer applies, or when valuation becomes excessive and more attractive alternatives are identified.

The Fund also may invest to a lesser extent in securities of foreign (non-U.S.) issuers and debt securities. The portfolio manager may also invest in various types of derivatives (such as options, futures and options on futures) to gain exposure to certain types of securities as an alternative to investing directly in such securities.

Principal Risks

The principal risks of investing in the Fund are:

Securities Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities markets may cause multiple asset classes to decline in value simultaneously, although equity securities generally have greater price volatility than fixed income securities. Negative conditions and price declines may occur unexpectedly and dramatically. In addition, the Fund could be forced to sell portfolio securities at an inopportune time in order to meet unusually large or frequent redemption requests in times of overall market turmoil or declining prices for the securities.

Growth Investing Risk is the risk of investing in growth stocks that may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth potential. Growth-oriented funds will typically underperform when value investing is in favor.

Mid-Cap Company Risk is the risk that investing in securities of mid-cap companies could entail greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources and a more limited trading market

10

GE Institutional Funds Prospectus

January 28, 2013

for their stocks, as compared with larger companies. As a result, their stock prices may decline more significantly or more rapidly than stocks of larger companies as market conditions change.

Diversification Risk: Although the Fund is a diversified fund, it may invest in securities of a limited number of issuers in an effort to achieve a potentially greater investment return than a fund that invests in a larger number of issuers. As a result, price movements of a single issuer’s securities will have a greater impact on the Fund’s net asset value, causing it to fluctuate more than that of a more widely diversified fund.

Foreign Investment Risk is the risk that investing in securities of foreign (non-U.S.) issuers may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, nationalization, expropriation or confiscatory taxation, currency blockages and political changes or diplomatic developments. The costs of investing in many foreign markets are higher than the U.S. and investments may be less liquid. Recently, additional risks have arisen related to the high levels of debt of various European countries such as Greece, Italy and Spain. One or more member states might exit the European Union, placing its currency and banking system in jeopardy. These problems, and related political and monetary efforts to address these problems, may increase the potential for market declines in one or more member states that can spread to global markets. These increased risks may persist and may result in greater volatility in the securities markets and the potential for impaired liquidity and valuation.

Currency Risk is the risk that the dollar value of foreign investments will change in response to changes in currency exchange rates. If a foreign currency weakens against the U.S. dollar, the U.S. dollar value of an investment denominated in that currency would also decline.

Credit Risk is the risk that the issuer or guarantor of a fixed income security, or the counterparty of a derivatives contract or repurchase agreement, is unable or unwilling (or is perceived to be unable or unwilling) to make timely payment of principal and/or interest, or to otherwise honor its obligations.

Interest Rate Risk is the risk that fixed income securities will decline in value because of changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Derivatives Risk is a combination of several risks, including the risks that: (1) an investment in a derivative instrument will not correlate well with the performance of the securities or asset class to which the Fund seeks exposure, (2) a derivative instrument entailing leverage may result in a loss greater than the principal amount invested, and (3) derivatives not traded on an exchange may be subject to credit risk, as well as liquidity risk and the related risk that the instrument is difficult or impossible to value accurately. The methodology the Fund uses to establish the fair value of a derivative may result in a value materially different from the value obtained using an alternative methodology.

It is possible to lose money on an investment in the Fund, and this risk of loss may be heightened if you hold shares of the Fund for a shorter period. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Performance

The bar chart and the Average Annual Total Returns table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with the returns of two broad-based securities market indices. Past performance assumes the reinvestment of all dividend income and capital gains distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. For updated performance information, please visit the Fund’s website at www.geam.com or call 1-800-242-0134.

Calendar Year Total Returns (%)

The bar chart shows the performance of the Fund’s Investment Class shares.

Highest/Lowest quarterly results during this time period were:

Highest	20.39%	(quarter ended June 30, 2009)
Lowest	-27.16%	(quarter ended December 31, 2008)

11

Average Annual Total Returns (%)

(for the periods ended December 31, 2012)

	1 Year	5 Years	10 Years	Since Inception (10/31/99 for each Index)
Investment Class (inception 10/29/99)
Return Before Taxes	21.31	4.03	7.13	3.57
Return After Taxes on Distributions	20.76	3.13	6.38	2.89
Return After Taxes on Distributions and Sale of Fund Shares	13.85	2.99	5.93	2.76
Service Class (inception 1/3/01)
Return Before Taxes	21.08	3.79	6.81	3.05
S&P 500® Index (does not reflect fees, expenses or taxes)	16.00	1.66	7.10	2.23
Russell 1000 Growth Index (does not reflect fees, expenses or taxes)	15.25	3.12	7.52	0.52

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investment Class shares only and after-tax returns for Service Class shares will vary.

Portfolio Management

Investment Adviser

GE Asset Management Incorporated

Portfolio Manager

The primary individual portfolio manager for the Fund is:

Portfolio Manager	Portfolio manager experience in this Fund	Primary title with Investment Adviser
David B. Carlson	13 years	Chief Investment Officer – U.S. Equities

Purchase and Sale of Fund Shares

Purchase Minimum
Eligible Investors	Initial Investment	Subsequent Investments
• Direct institutional investors (i.e., institutional investors purchasing shares for their own accounts directly through GE Investment Distributors, Inc., the Fund’s principal distributor).	$5 million	None
Eligible Investors	Initial Investment	Subsequent Investments

•  GE affiliated retirement plans.

•  Retirement plans that participate in GE Asset Management’s defined contribution full service program.

•  Investment only defined contribution plans with a minimum plan asset size of $25 million at time of investment.

•  Investment only defined contribution plans of any asset size that invest through an authorized retirement plan platform that aggregates trades for plan participants through omnibus or pooled account arrangements.

•  Qualified college savings plans.

•  Investors who invest through authorized broker- dealers or other financial intermediaries that have entered into a distribution agreement, service agreement or other type of arrangement with GE Asset Management, GE Investment Distributors, Inc. or the Fund as of January 29, 2008.

	None	None

You may sell (redeem) all or part of your Fund shares on any business day through the following options:

•	Sending a written request by mail to:

GE Institutional Funds

P.O. Box 9838, Providence, RI 02940

Overnight Delivery:

GE Institutional Funds

4400 Computer Drive, Westborough, MA 01581; or

•	Calling us at 1-800-242-0134.

Tax Information

Dividends and capital gains distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

12

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13

Small-Cap Equity Fund

Investment Class  GSVIX    Service Class  GSQSX

Investment Objective

Long-term growth of capital.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Investment Class	Service Class
Management Fees[1]	0.89%	0.89%
Distribution and/or Service (12b-1) Fees	N/A	0.25%
Other Expenses	0.01%	0.01%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	0.91%	1.16%
Expenses Reimbursed/Fees Waived by Adviser[2]	0.01%	0.01%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.90%	1.15%
1	The Fund’s management fee is a “unitary” fee that includes most operating expenses payable by the Fund. The rate fluctuates based upon the average daily net assets of the Fund, and may be higher or lower than shown above.

2	GE Asset Management has entered into a contractual arrangement with GE Institutional Funds (the “Trust”) to waive a portion of its management fee charged to the Fund in an amount equal to the management fee payable to GE Asset Management by the GE Institutional Money Market Fund with respect to the Fund’s cash holdings invested in the GE Institutional Money Market Fund, if any. Such contractual management fee waiver arrangement will extend through January 28, 2014, and can be changed or terminated only with the approval of the Trust’s Board of Trustees and GE Asset Management.

Expense Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for each of the time periods indicated and then redeem all of your shares at the end of those periods or continue to hold them. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, taking into account the fee waiver in the first year only for each of the time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investment Class	$92	$289	$503	$1,119
Service Class	$117	$366	$635	$1,404

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 36% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing at least 80% of its net assets under normal circumstances in equity securities of small-cap companies, such as common and preferred stocks.

The Fund defines a small-cap company as one with a market capitalization that, at the time of investment, falls between (a) the bottom range of the Russell 2000® Index (Russell 2000 Index) and (b) the greater of either the top range of the Russell 2000 Index or $3 billion. As of December 31, 2012, the market capitalization of companies in the Russell 2000 Index ranged from $27 million to $4.66 billion*. The portfolio managers will not sell a stock merely because the market capitalization of a company in the portfolio moves outside of this capitalization range or because the index capitalization range changes.

The Fund uses a multi-sub-adviser investment strategy that combines growth, value and core investment management styles. The investment adviser will allocate the Fund’s assets among the sub-advisers to maintain exposure to a combination of investment styles, but may have larger allocations to certain sub-advisers based on its assessment of the potential for better performance or to address capacity constraints of a particular sub-adviser, among other reasons. As a result, this orientation will typically produce a portfolio that does not materially favor value or growth style investing, and allows the Fund the potential to benefit from both value and growth cycles in the marketplace. Stock selection is key to the performance of the Fund.

The portfolio managers seek to identify securities of companies with characteristics such as:

•	high quality management focused on generating shareholder value

•	attractive products or services

•	appropriate capital structure

•	strong competitive positions in their industries

In addition, the portfolio managers of a sub-adviser with a value investment style generally will seek to identify securities of companies with characteristics such as attractive valuation, while portfolio managers of a sub-adviser with a growth investment style generally will seek to identify securities of companies with strong growth potential.

*	The Russell 2000 Index is constructed to provide an unbiased small-cap barometer and is reconstituted annually. The capitalization range, however, may change significantly intra-year due to changes in the market capitalization of securities in the Index.

14

GE Institutional Funds Prospectus

January 28, 2013

The portfolio managers may consider selling a security when one of these characteristics no longer applies, or when valuation becomes excessive and more attractive alternatives are identified.

The Fund also may invest to a lesser extent in securities with capitalizations outside the Fund’s small-cap range, debt securities and securities of foreign (non-U.S.) issuers. The portfolio managers may also invest in various types of derivatives (such as options, futures and options on futures) to gain exposure to certain types of securities as an alternative to investing directly in such securities.

Principal Risks

The principal risks of investing in the Fund are:

Securities Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities markets may cause multiple asset classes to decline in value simultaneously, although equity securities generally have greater price volatility than fixed income securities. Negative conditions and price declines may occur unexpectedly and dramatically. In addition, the Fund could be forced to sell portfolio securities at an inopportune time in order to meet unusually large or frequent redemption requests in times of overall market turmoil or declining prices for the securities.

Small-Cap Company Risk is the risk that investing in the securities of small-cap companies may pose greater market and liquidity risks than larger, more established companies, because of limited product lines and/or operating history, limited financial resources, limited trading markets, and the potential lack of management depth. In addition, the securities of such companies are typically more volatile than securities of larger capitalization companies.

Growth Investing Risk is the risk of investing in growth stocks that may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth potential. Growth-oriented funds will typically underperform when value investing is in favor.

Value Investing Risk is the risk of investing in undervalued stocks that may not realize their perceived value for extended periods of time or may never realize their perceived value. Value stocks may respond differently to market and other developments than other types of stocks. Value-oriented funds will typically underperform when growth investing is in favor.

Allocation Risk is the risk that GE Asset Management may not allocate assets of the Fund among investment management styles in an optimal manner, if, among other reasons, it does not correctly assess the attractiveness of an investment style.

Foreign Investment Risk is the risk that investing in securities of foreign (non-U.S.) issuers may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, nationalization, expropriation or confiscatory taxation, currency blockages and political changes or diplomatic developments. The costs of investing in many foreign markets are higher than the U.S. and investments may be less liquid. Recently, additional risks have arisen related to the high levels of debt of various European countries such as Greece, Italy and Spain. One or more member states might exit the European Union, placing its currency and banking system in jeopardy. These problems, and related political and monetary efforts to address these problems, may increase the potential for market declines in one or more member states that can spread to global markets. These increased risks may persist and may result in greater volatility in the securities markets and the potential for impaired liquidity and valuation.

Valuation Risk is the risk that the portfolio securities that have been valued using techniques other than market quotations, may have valuations that are different from those produced using other methodologies, and that such securities may be sold at discounts to the values established by the Fund.

Currency Risk is the risk that the dollar value of foreign investments will change in response to changes in currency exchange rates. If a foreign currency weakens against the U.S. dollar, the U.S. dollar value of an investment denominated in that currency would also decline.

Credit Risk is the risk that the issuer or guarantor of a fixed income security, or the counterparty of a derivatives contract or repurchase agreement, is unable or unwilling (or is perceived to be unable or unwilling) to make timely payment of principal and/or interest, or to otherwise honor its obligations.

Interest Rate Risk is the risk that fixed income securities will decline in value because of changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Derivatives Risk is a combination of several risks, including the risks that: (1) an investment in a derivative instrument will not correlate well with the performance of the securities or asset class to which the Fund seeks exposure, (2) a derivative instrument entailing leverage may result in a loss greater than the principal amount invested, and (3) derivatives not traded on an exchange may be subject to credit risk, as well as liquidity risk and the related risk that the instrument is difficult or impossible to value accurately. The methodology the Fund uses to establish the fair value of a derivative may result in a value materially different from the value obtained using an alternative methodology.

It is possible to lose money on an investment in the Fund, and this risk of loss may be heightened if you hold shares of the Fund for a shorter period. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Performance

The bar chart and the Average Annual Total Returns table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from

15

year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index. Past performance assumes the reinvestment of all dividend income and capital gains distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. For updated performance information, please visit the Fund’s website at www.geam.com or call 1-800-242-0134.

Calendar Year Total Returns (%)

The bar chart shows the performance of the Fund’s Investment Class shares.

Highest/Lowest quarterly results during this time period were:

Highest	20.58%	(quarter ended June 30, 2009)
Lowest	-27.40%	(quarter ended December 31, 2008)

Average Annual Total Returns (%)

(for the periods ended December 31, 2012)

	1 Year	5 Years	10 Years	Since Inception (7/31/98 for Index)
Investment Class (inception 8/3/98)
Return Before Taxes	14.85	4.61	8.66	8.15
Return After Taxes on Distributions	13.08	4.13	7.73	6.76
Return After Taxes on Distributions and Sale of Fund Shares	11.08	3.80	7.24	6.43
Service Class (inception 9/30/05)
Return Before Taxes	14.57	4.35	—	5.26
Russell 2000 Index (does not reflect fees, expenses or taxes)	16.36	3.55	9.71	6.42

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investment Class shares only and after-tax returns for Service Class shares will vary.

Portfolio Management

Investment Adviser

GE Asset Management Incorporated

Investment Sub-Advisers

Champlain Investment Partners, LLC

GlobeFlex Capital, LP

Kennedy Capital Management, Inc.

Palisade Capital Management, L.L.C.

SouthernSun Asset Management, LLC

Portfolio Managers

The primary individual portfolio managers of the Fund are:

Portfolio Manager	Portfolio manager experience in this Fund	Primary title with Investment Adviser/ Sub-Advisers
David Wiederecht	2 years	President and Chief Investment Officer – Investment Solutions at GE Asset Management Incorporated
Marc Shapiro	1 year	Senior Portfolio Manager at Palisade Capital Management, L.L.C.
Scott T. Brayman	4 years	Managing Partner and Chief Investment Officer at Champlain Investment Partners, LLC
Robert J. Anslow	4 years	Managing Partner and Chief Investment Officer at GlobeFlex Capital, LP
Michael W. Cook	4 years	Chief Executive Officer and Chief Investment Officer at SouthernSun Asset Management, LLC
Frank Latuda, Jr.	2 years	Vice President, Director and Chief Investment Officer at Kennedy Capital Management, Inc.

16

GE Institutional Funds Prospectus

January 28, 2013

Purchase and Sale of Fund Shares

Purchase Minimum
Eligible Investors	Initial Investment	Subsequent Investments
•Direct institutional investors (i.e., institutional investors purchasing shares for their own accounts directly through GE Investment Distributors, Inc., the Fund’s principal distributor).	$5 million	None

•GE affiliated retirement plans.

•Retirement plans that participate in GE Asset Management’s defined contribution full service program.

•Investment only defined contribution plans with a minimum plan asset size of $25 million at time of investment.

•Investment only defined contribution plans of any asset size that invest through an authorized retirement plan platform that aggregates trades for plan participants through omnibus or pooled account arrangements.

•Qualified college savings plans.

•Investors who invest through authorized broker- dealers or other financial intermediaries that have entered into a distribution agreement, service agreement or other type of arrangement with GE Asset Management, GE Investment Distributors, Inc. or the Fund as of January 29, 2008.

	None	None

You may sell (redeem) all or part of your Fund shares on any business day through the following options:

•	Sending a written request by mail to:

GE Institutional Funds

P.O. Box 9838, Providence, RI 02940

Overnight Delivery:

GE Institutional Funds

4400 Computer Drive, Westborough, MA 01581; or

•	Calling us at 1-800-242-0134.

Tax Information

Dividends and capital gains distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

17

S&P 500 Index Fund

Investment Class  GIDIX     Service Class  GIDSX

Investment Objectives

Growth of capital and accumulation of income that corresponds to the investment return of the S&P 500® Composite Stock Index (S&P 500® Index).

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Investment Class	Service Class
Management Fees[1]	0.15%	0.15%
Distribution and/or Service (12b-1) Fees	N/A	0.25%
Other Expenses	0.01%	0.01%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	0.17%	0.42%
Expenses Reimbursed/Fees Waived by Adviser[2]	0.01%	0.01%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.16%	0.41%
1	The Fund’s management fee is a ”unitary” fee that includes most operating expenses payable by the Fund.

2	GE Asset Management has entered into a contractual arrangement with GE Institutional Funds (the “Trust”) to waive a portion of its management fee charged to the Fund in an amount equal to the management fee payable to GE Asset Management by the GE Institutional Money Market Fund with respect to the Fund’s cash holdings invested in the GE Institutional Money Market Fund, if any. Such contractual management fee waiver arrangement will extend through January 28, 2014, and can be changed or terminated only with the approval of the Trust’s Board of Trustees and GE Asset Management.

Expense Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for each of the time periods indicated and then redeem all of your shares at the end of those periods or continue to hold them. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, taking into account the fee waiver in the first year only for each of the time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investment Class	$16	$54	$95	$216
Service Class	$42	$134	$234	$529

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 11% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to replicate the return of the S&P 500® Index while holding transaction costs low and minimizing portfolio turnover. The portfolio manager attempts to achieve a correlation between the Fund’s total return and that of the S&P 500® Index of at least 0.95, without taking expenses into account.

The Fund is not managed according to traditional methods of “active” investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Fund utilizes a passive investment approach, attempting to replicate the investment performance of the S&P 500® Index through automated statistical analytic procedures. To the extent that the Fund is unable to purchase all 500 stocks of the S&P 500® Index, the Fund will purchase a representative sample of the stocks listed in the S&P 500® Index in proportion to their weightings. However in some cases, the Fund’s weightings in particular industry segments represented in the S&P 500® Index may differ from those of the S&P 500® Index.

The Fund also may invest to a lesser extent in debt securities, securities of foreign (non-U.S.) issuers and other securities that are not in the S&P 500® Index. All securities held by the Fund are acquired to seek to fulfill its investment objective. The portfolio managers may also invest in various types of derivatives (such as options, futures and options on futures) to gain exposure to certain types of securities as an alternative to investing directly in securities comprising the index. The Fund will not adopt a temporary defensive strategy in times of declining stock prices and therefore you will bear the risk of such declines.

Principal Risks

The principal risks of investing in the Fund are:

Securities Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities markets may cause multiple asset classes to decline in value simultaneously, although equity securities generally have greater price volatility than fixed income securities. Negative conditions and price declines may occur unexpectedly and dramatically. In addition, the Fund could be forced to sell portfolio securities at an inopportune time in order to meet unusually large or frequent redemption requests in times of overall market turmoil or declining prices for the securities.

18

GE Institutional Funds Prospectus

January 28, 2013

Passive Strategy Risk: The Fund utilizes a passive investment strategy, which attempts to replicate the composition of an unmanaged index of securities. The ability of the Fund to achieve significant correlation between the performance of the Fund and the index may be affected by changes in the securities markets, changes in the composition of the index, the timing of purchases and redemptions of Fund shares and fees and expenses of the Fund. Any performance better than the index would be unusual and temporary.

Derivatives Risk is a combination of several risks, including the risks that: (1) an investment in a derivative instrument will not correlate well with the performance of the securities or asset class to which the Fund seeks exposure, (2) a derivative instrument entailing leverage may result in a loss greater than the principal amount invested, and (3) derivatives not traded on an exchange may be subject to credit risk, as well as liquidity risk and the related risk that the instrument is difficult or impossible to value accurately. The methodology the Fund uses to establish the fair value of a derivative may result in a value materially different from the value obtained using an alternative methodology.

It is possible to lose money on an investment in the Fund, and this risk of loss may be heightened if you hold shares of the Fund for a shorter period. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Performance

The bar chart and the Average Annual Total Returns table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index. Past performance assumes the reinvestment of all dividend income and capital gains distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. For updated performance information, please visit the Fund’s website at www.geam.com or call 1-800-242-0134.

Calendar Year Total Returns (%)

The bar chart shows the performance of the Fund’s Investment Class shares.

Highest/Lowest quarterly results during this time period were:

Highest	16.07%	(quarter ended June 30, 2009)
Lowest	-21.93%	(quarter ended December 31, 2008)

Average Annual Total Returns (%)

(for the periods ended December 31, 2012)

	1 Year	5 Years	10 Years	Since Inception (11/30/97 for Index)
Investment Class (inception 11/25/97)
Return Before Taxes	15.85	1.62	6.99	4.57
Return After Taxes on Distributions	15.06	0.77	6.22	3.73
Return After Taxes on Distributions and Sale of Fund Shares	10.31	0.84	5.66	3.50
Service Class (inception 9/30/05)
Return Before Taxes	15.56	1.34	—	3.93
S&P 500® Index (does not reflect fees, expenses or taxes)	16.00	1.66	7.10	4.57

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investment Class shares only and after-tax returns for Service Class shares will vary.

19

Portfolio Management

Investment Adviser

GE Asset Management Incorporated

Investment Sub-Adviser

SSgA Funds Management, Inc. (SSgA FM)

Portfolio Managers

The primary individual portfolio managers for the Fund are:

Portfolio Manager	Portfolio manager experience in this Fund	Primary title with Investment Sub-Adviser
Karl Schneider	12 years	Vice President of SSgA FM
John Tucker, CFA	6 years	Senior Managing Director of SSgA FM

Purchase and Sale of Fund Shares

Purchase Minimum
Eligible Investors	Initial Investment	Subsequent Investments
• Direct institutional investors (i.e., institutional investors purchasing shares for their own accounts directly through GE Investment Distributors, Inc., the Fund’s principal distributor).	$5 million	None

•  GE affiliated retirement plans.

•  Retirement plans that participate in GE Asset Management’s defined contribution full service program.

•  Investment only defined contribution plans with a minimum plan asset size of $25 million at time of investment.

•  Investment only defined contribution plans of any asset size that invest through an authorized retirement plan platform that aggregates trades for plan participants through omnibus or pooled account arrangements.

•  Qualified college savings plans.

•  Investors who invest through authorized broker- dealers or other financial intermediaries that have entered into a distribution agreement, service agreement or other type of arrangement with GE Asset Management, GE Investment Distributors, Inc. or the Fund as of January 29, 2008.

	None	None

You may sell (redeem) all or part of your Fund shares on any business day through the following options:

•	Sending a written request by mail to:

GE Institutional Funds

P.O. Box 9838, Providence, RI 02940

Overnight Delivery:

GE Institutional Funds

4400 Computer Drive, Westborough, MA 01581; or

•	Calling us at 1-800-242-0134.

Tax Information

Dividends and capital gains distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

20

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21

International Equity Fund

Investment Class  GIEIX    Service Class  GIESX

Investment Objective

Long-term growth of capital.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment):

	Investment Class	Service Class
Redemption Fee (as a % of redemption proceeds on redemptions or exchanges within 90 days; currently suspended)	2.00%	2.00%
Exchange Fee (as a % of proceeds on exchanges within 90 days; currently suspended)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Investment Class	Service Class
Management Fees[1]	0.55%	0.55%
Distribution and/or Service (12b-1) Fees	N/A	0.25%
Other Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	0.56%	0.81%
1	The Fund’s management fee is a “unitary” fee that includes most operating expenses payable by the Fund. The rate fluctuates based upon the average daily net assets of the Fund, and may be higher or lower than shown above.

Expense Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for each of the time periods indicated and then redeem all of your shares at the end of those periods or continue to hold them. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investment Class	$57	$179	$313	$701
Service Class	$83	$259	$450	$1,002

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 50% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing at least 80% of its net assets under normal circumstances in equity securities, such as common and preferred stocks.

The Fund invests primarily (meaning at least 65%) in companies in both developed and emerging market countries outside the U.S. An issuer is considered to be located outside the U.S. if at least 50% of its revenues or profits are from business activities located outside the U.S., at least 50% of its assets are located outside the U.S., or the principal trading market for its securities is located outside the U.S. The portfolio managers focus on companies whose security prices they believe do not fully reflect their potential for growth. Under normal circumstances, the Fund’s assets are invested in securities of foreign (non-U.S.) companies representing at least three different countries. Stock selection is key to the performance of the Fund.

The portfolio managers seek to identify securities of companies with characteristics such as:

•	low valuation relative to their long term cash earnings potential

•	potential for significant improvement in the company’s business

•	financial strength (favorable debt ratios and other financial characteristics)

•	sufficient liquidity

•	large or medium capitalization (meaning a market capitalization of $2 billion or more)

The portfolio managers may consider selling a security when one of these characteristics no longer applies, or when valuation becomes excessive and more attractive alternatives are identified.

The Fund also may invest to a lesser extent in debt securities and may invest in securities of companies located in the U.S. The portfolio managers may also invest in various types of derivatives (such as options, futures and options on futures) to gain exposure to certain types of securities as an alternative to investing directly in such securities.

Principal Risks

The principal risks of investing in the Fund are:

Securities Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities markets may cause multiple asset classes to decline

22

GE Institutional Funds Prospectus

January 28, 2013

in value simultaneously, although equity securities generally have greater price volatility than fixed income securities. Negative conditions and price declines may occur unexpectedly and dramatically. In addition, the Fund could be forced to sell portfolio securities at an inopportune time in order to meet unusually large or frequent redemption requests in times of overall market turmoil or declining prices for the securities.

Foreign Investment Risk is the risk that investing in securities of foreign (non-U.S.) issuers may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, nationalization, expropriation or confiscatory taxation, currency blockages and political changes or diplomatic developments. The costs of investing in many foreign markets are higher than the U.S., and investments may be less liquid. Recently, additional risks have arisen related to the high levels of debt of various European countries such as Greece, Italy and Spain. One or more member states might exit the European Union, placing its currency and banking system in jeopardy. These problems, and related political and monetary efforts to address these problems, may increase the potential for market declines in one or more member states that can spread to global markets. These increased risks may persist and may result in greater volatility in the securities markets and the potential for impaired liquidity and valuation.

Currency Risk is the risk that the dollar value of foreign investments will change in response to changes in currency exchange rates. If a foreign currency weakens against the U.S. dollar, the U.S. dollar value of an investment denominated in that currency would also decline.

Growth Investing Risk is the risk of investing in growth stocks that may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth potential. Growth-oriented funds will typically underperform when value investing is in favor.

Mid-Cap Company Risk is the risk that investing in securities of mid-cap companies could entail greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline more significantly or more rapidly than stocks of larger companies as market conditions change.

Emerging Markets Risk is the risk of investing in securities of companies located in emerging market countries, which primarily includes increased foreign investment risk. Emerging market countries may have unstable governments and/or economies that are subject to sudden change, and may also lack the legal, business and social framework to support securities markets, which tends to make investments less liquid and more volatile.

Valuation Risk is the risk that the portfolio securities that have been valued using techniques other than market quotations, may have valuations that are different from those produced using other methodologies, and that such securities may be sold at discounts to the values established by the Fund.

Credit Risk is the risk that the issuer or guarantor of a fixed income security, or the counterparty of a derivatives contract or repurchase agreement, is unable or unwilling (or is perceived to be unable or unwilling) to make timely payment of principal and/or interest, or to otherwise honor its obligations.

Interest Rate Risk is the risk that fixed income securities will decline in value because of changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Derivatives Risk is a combination of several risks, including the risks that: (1) an investment in a derivative instrument will not correlate well with the performance of the securities or asset class to which the Fund seeks exposure, (2) a derivative instrument entailing leverage may result in a loss greater than the principal amount invested, and (3) derivatives not traded on an exchange may be subject to credit risk, as well as liquidity risk and the related risk that the instrument is difficult or impossible to value accurately. The methodology the Fund uses to establish the fair value of a derivative may result in a value materially different from the value obtained using an alternative methodology.

It is possible to lose money on an investment in the Fund, and this risk of loss may be heightened if you hold shares of the Fund for a shorter period. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Performance

The bar chart and the Average Annual Total Returns table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index. Past performance assumes the reinvestment of all dividend income and capital gains distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. For updated performance information, please visit the Fund’s website at www.geam.com or call 1-800-242-0134.

23

Calendar Year Total Returns (%)

The bar chart shows the performance of the Fund’s Investment Class shares.

Highest/Lowest quarterly results during this time period were:

Highest	24.64%	(quarter ended June 30, 2009)
Lowest	-23.06%	(quarter ended December 31, 2008)

Average Annual Total Returns (%)

(for the periods ended December 31, 2012)

	1 Year	5 Years	10 Years	Since Inception (11/30/97 for Index)
Investment Class (inception 11/25/97)
Return Before Taxes	20.79	-5.35	8.63	4.98
Return After Taxes on Distributions	20.08	-6.28	7.78	3.97
Return After Taxes on Distributions and Sale of Fund Shares	13.70	-4.84	7.36	3.92
Service Class (inception 1/3/01)
Return Before Taxes	20.46	-5.60	8.35	3.12
MSCI EAFE Index (does not reflect fees, expenses or taxes)	17.32	-3.69	8.21	4.40

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investment Class shares only and after-tax returns for Service Class shares will vary.

Portfolio Management

Investment Adviser

GE Asset Management Incorporated

Portfolio Managers

The primary individual portfolio managers for the Fund are:

Portfolio Manager	Portfolio manager experience in this Fund	Primary title with Investment Adviser
Ralph R. Layman	15 years	Executive Vice President and Chief Investment Officer Emeritus
Jonathan L. Passmore	11 years	Senior Vice President
Michael J. Solecki	15 years	Senior Vice President and Chief Investment Officer – International Equities

Purchase and Sale of Fund Shares

Purchase Minimum
Eligible Investors	Initial Investment	Subsequent Investments
• Direct institutional investors (i.e., institutional investors purchasing shares for their own accounts directly through GE Investment Distributors, Inc., the Fund’s principal distributor).	$5 million	None

•  GE affiliated retirement plans.

•  Retirement plans that participate in GE Asset Management’s defined contribution full service program.

•  Investment only defined contribution plans with a minimum plan asset size of $25 million at time of investment.

•  Investment only defined contribution plans of any asset size that invest through an authorized retirement plan platform that aggregates trades for plan participants through omnibus or pooled account arrangements.

•  Qualified college savings plans.

•  Investors who invest through authorized broker- dealers or other financial intermediaries that have entered into a distribution agreement, service agreement or other type of arrangement with GE Asset Management, GE Investment Distributors, Inc. or the Fund as of January 29, 2008.

	None	None

You may sell (redeem) all or part of your Fund shares on any business day through the following options:

•	Sending a written request by mail to:

GE Institutional Funds

P.O. Box 9838, Providence, RI 02940

Overnight Delivery:

GE Institutional Funds

4400 Computer Drive, Westborough, MA 01581; or

•	Calling us at 1-800-242-0134.

24

GE Institutional Funds Prospectus

January 28, 2013

Tax Information

Dividends and capital gains distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

25

Income Fund

Investment Class  GFIIX    Service Class  GEISX

Investment Objective

Maximum income consistent with prudent investment management and the preservation of capital.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Investment Class	Service Class
Management Fees[1]	0.22%	0.22%
Distribution and/or Service (12b-1) Fees	N/A	0.25%
Other Expenses	0.01%	0.01%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Fund Operating Expenses	0.25%	0.50%
Expenses Reimbursed/Fees Waived by Adviser[2]	0.02%	0.02%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.23%	0.48%
1	The Fund’s management fee is a “unitary” fee that includes most operating expenses payable by the Fund. The rate fluctuates based upon the average daily net assets of the Fund, and may be higher or lower than shown above.

2	GE Asset Management has entered into a contractual arrangement with GE Institutional Funds (the “Trust”) to waive a portion of its management fee charged to the Fund in an amount equal to the management fee payable to GE Asset Management by the GE Institutional Money Market Fund with respect to the Fund’s cash holdings invested in the GE Institutional Money Market Fund, if any. Such contractual management fee waiver arrangement will extend through January 28, 2014, and can be changed or terminated only with the approval of the Trust’s Board of Trustees and GE Asset Management.

Expense Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for each of the time periods indicated and then redeem all of your shares at the end of those periods or continue to hold them. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, taking into account the fee waiver in the first year only for each of the time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investment Class	$24	$80	$141	$321
Service Class	$49	$158	$278	$626

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 403% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing at least 80% of its net assets under normal circumstances in debt securities.

The Fund invests primarily in a variety of investment-grade debt securities, such as mortgage-backed securities, corporate bonds, U.S. Government securities and money market instruments. The Fund normally has a weighted average maturity of approximately five to ten years, but is subject to no limitation with respect to the maturities of the instruments in which it may invest.

U.S. Government securities are securities that are issued or guaranteed as to principal and interest by the U.S. Government or one of its agencies or instrumentalities. Some U.S. Government securities are backed by the full faith and credit of the U.S. Government, such as U.S. Treasury bills and notes and obligations of the Government National Mortgage Association (Ginnie Mae). Other U.S. Government securities are backed by the issuer’s right to borrow from the U.S. Treasury, such as Federal National Mortgage Association (Fannie Mae) securities, while some are backed only by the credit of the issuing organization, such as obligations of the Federal Home Loan Mortgage Corporation (Freddie Mac).

The portfolio managers seek to identify debt securities with characteristics such as:

•	attractive yields and prices

•	the potential for capital appreciation

•	reasonable credit quality

The portfolio managers may consider selling a security when one of these characteristics no longer applies, or when valuation becomes excessive and more attractive alternatives are identified.

The Fund also may invest to a lesser extent in asset-backed securities, high yield securities (also known as “junk bonds”), foreign (non-U.S.) debt securities and equity securities, such as exchange traded funds.

The portfolio managers may also invest in various types of derivatives (such as options, futures and options on futures) to manage interest rate risk (also known as duration) and to manage exposure to credit quality.

Principal Risks

The principal risks of investing in the Fund are:

Securities Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or

26

GE Institutional Funds Prospectus

January 28, 2013

the securities markets generally. A general downturn in the securities markets may cause multiple asset classes to decline in value simultaneously, although equity securities generally have greater price volatility than fixed income securities. Negative conditions and price declines may occur unexpectedly and dramatically. In addition, the Fund could be forced to sell portfolio securities at an inopportune time in order to meet unusually large or frequent redemption requests in times of overall market turmoil or declining prices for the securities.

Interest Rate Risk is the risk that fixed income securities will decline in value because of changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Credit Risk is the risk that the issuer or guarantor of a fixed income security, or the counterparty of a derivatives contract or repurchase agreement, is unable or unwilling (or is perceived to be unable or unwilling) to make timely payment of principal and/or interest, or to otherwise honor its obligations.

Prepayment Risk is the risk that during periods of falling interest rates, issuers of debt securities may repay higher rate securities before their maturity dates. This may cause the Fund to lose potential price appreciation and to be forced to reinvest the unanticipated proceeds at lower interest rates.

Mortgaged-Backed Securities Risk is the risk of investing in mortgaged-backed securities, and includes interest rate risk, prepayment risk and the risk that the Fund could lose money if there are defaults on the mortgage loans underlying these securities.

High Yield Securities Risk is the risk that high yield securities or unrated securities of similar credit quality (commonly known as “junk bonds”) are more likely to default than higher rated securities. The market value of these securities is more sensitive to corporate developments and economic conditions and can be volatile. Market conditions can diminish liquidity and make accurate valuations difficult to obtain.

Asset-Backed Securities Risk is the risk of investing in asset-backed securities, and includes interest rate risk, prepayment risk and the risk that the Fund could lose money if there are defaults on the loans underlying these securities.

Valuation Risk is the risk that the portfolio securities that have been valued using techniques other than market quotations, may have valuations that are different from those produced using other methodologies, and that such securities may be sold at discounts to the values established by the Fund.

Foreign Investment Risk is the risk that investing in securities of foreign (non-U.S.) issuers may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, nationalization, expropriation or confiscatory taxation, currency blockages and political changes or diplomatic developments. The costs of investing in many foreign markets are higher than the U.S. and investments may be less liquid. Recently, additional risks have arisen related to the high levels of debt of various European countries such as Greece, Italy and Spain. One or more member states might exit the European Union, placing its currency and banking system in jeopardy. These problems, and related political and monetary efforts to address these problems, may increase the potential for market declines in one or more member states that can spread to global markets. These increased risks may persist and may result in greater volatility in the securities markets and the potential for impaired liquidity and valuation.

Currency Risk is the risk that the dollar value of foreign investments will change in response to changes in currency exchange rates. If a foreign currency weakens against the U.S. dollar, the U.S. dollar value of an investment denominated in that currency would also decline.

Derivatives Risk is a combination of several risks, including the risks that: (1) an investment in a derivative instrument will not correlate well with the performance of the securities or asset class to which the Fund seeks exposure, (2) a derivative instrument entailing leverage may result in a loss greater than the principal amount invested, and (3) derivatives not traded on an exchange may be subject to credit risk, as well as liquidity risk and the related risk that the instrument is difficult or impossible to value accurately. The methodology the Fund uses to establish the fair value of a derivative may result in a value materially different from the value obtained using an alternative methodology.

It is possible to lose money on an investment in the Fund, and this risk of loss may be heightened if you hold shares of the Fund for a shorter period. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Performance

The bar chart and the Average Annual Total Returns table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index. Past performance assumes the reinvestment of all dividend income and capital gains distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. For updated performance information, please visit the Fund’s website at www.geam.com or call 1-800-242-0134.

Calendar Year Total Returns (%)

The bar chart shows the performance of the Fund’s Investment Class shares.

Highest/Lowest quarterly results during this time period were:

Highest	4.49%	(quarter ended September 30, 2009)
Lowest	-2.36%	(quarter ended June 30, 2004)

27

Average Annual Total Returns (%)

(for the periods ended December 31, 2012)

	1 Year	5 Years	10 Years	Since Inception (11/30/97 for Index)
Investment Class (inception 11/21/97)
Return Before Taxes	5.84	5.35	4.79	5.62
Return After Taxes on Distributions	3.75	3.65	3.00	3.46
Return After Taxes on Distributions and Sale of Fund Shares	3.80	3.56	3.03	3.48
Service Class (inception 9/30/05)
Return Before Taxes	5.50	5.07	—	5.27
Barclays U.S. Aggregate Bond Index (does not reflect fees, expenses or taxes)	4.22	5.95	5.18	6.00

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investment Class shares only and after-tax returns for Service Class shares will vary.

Portfolio Management

Investment Adviser

GE Asset Management Incorporated

Portfolio Managers

The primary individual portfolio managers for the Fund are:

Portfolio Manager	Portfolio manager experience in this Fund	Primary title with Investment Adviser
William M. Healey	15 years	Senior Vice President and Chief Investment Officer – Core Fixed Income
Mark H. Johnson	5 years	Senior Vice President and Chief Investment Officer – Insurance and Long Duration
Vita Marie Pike	8 years	Senior Vice President and Chief Investment Officer – Fixed Income Risk Assets

Purchase and Sale of Fund Shares

Purchase Minimum
Eligible Investors	Initial Investment	Subsequent Investments
• Direct institutional investors (i.e., institutional investors purchasing shares for their own accounts directly through GE Investment Distributors, Inc., the Fund’s principal distributor).	$5 million	None

•  GE affiliated retirement plans.

•  Retirement plans that participate in GE Asset Management’s defined contribution full service program.

•  Investment only defined contribution plans with a minimum plan asset size of $25 million at time of investment.

•  Investment only defined contribution plans of any asset size that invest through an authorized retirement plan platform that aggregates trades for plan participants through omnibus or pooled account arrangements.

•  Qualified college savings plans.

•  Investors who invest through authorized broker- dealers or other financial intermediaries that have entered into a distribution agreement, service agreement or other type of arrangement with GE Asset Management, GE Investment Distributors, Inc. or the Fund as of January 29, 2008.

	None	None

You may sell (redeem) all or part of your Fund shares on any business day through the following options:

•	Sending a written request by mail to:

GE Institutional Funds

P.O. Box 9838, Providence, RI 02940

Overnight Delivery:

GE Institutional Funds

4400 Computer Drive, Westborough, MA 01581; or

•	Calling us at 1-800-242-0134.

Tax Information

Dividends and capital gains distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

28

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29

Strategic Investment Fund

Investment Class  GSIVX    Service Class  GSRVX

Investment Objective

Maximum total return (total return includes both income and capital appreciation).

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Investment Class	Service Class
Management Fees[1]	0.36%	0.36%
Distribution and/or Service (12b-1) Fees	N/A	0.25%
Other Expenses	—	—
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Fund Operating Expenses	0.38%	0.63%
Expenses Reimbursed/Fees Waived by Advisor[2]	0.02%	0.02%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.36%	0.61%
1	The Fund’s management fee is a “unitary” fee that includes most operating expenses payable by the Fund. The rate fluctuates based upon the average daily net assets of the Fund, and may be higher or lower than shown above.

2	GE Asset Management has entered into a contractual arrangement with GE Institutional Funds (the “Trust”) to waive a portion of its management fee charged to the Fund in an amount equal to the management fee payable to GE Asset Management by the GE Institutional Money Market Fund with respect to the Fund’s cash holdings invested in the GE Institutional Money Market Fund, if any. Such contractual management fee waiver arrangement will extend through January 28, 2014, and can be changed or terminated only with the approval of the Trust’s Board of Trustees and GE Asset Management.

Expense Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for each of the time periods indicated and then redeem all of your shares at the end of those periods or continue to hold them. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, taking into account the fee waiver in the first year only for each of the time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investment Class	$37	$120	$211	$478
Service Class	$62	$200	$349	$784

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 188% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing primarily in a combination of U.S. and foreign equity and debt securities and cash. The Fund’s asset allocation process utilizes information from GE Asset Management’s Asset Allocation Committee to diversify holdings across these asset classes. The Fund adjusts its weightings based on market and economic conditions to meet its objective.

The Fund invests in equity securities, such as common and preferred stocks, principally for their capital appreciation potential and investment-grade debt securities principally for their income potential. The Fund invests in cash principally for the preservation of capital, income potential or maintenance of liquidity. Within each asset class, the portfolio managers primarily use active security selection to choose securities based on the perceived merits of individual issuers, although portfolio managers of different asset classes or strategies may place different emphasis on the various characteristics of a company (as identified below) during the selection process.

The portfolio managers seek to identify equity securities of companies with characteristics such as:

•	strong earnings growth

•	favorable valuation

•	a presence in successful industries

•	high quality management focused on generating shareholder value

•	large or medium capitalization (meaning a market capitalization of $2 billion or more)

The portfolio managers seek to identify debt securities with characteristics such as:

•	attractive yields and prices

•	the potential for capital appreciation

•	reasonable credit quality (typically investment grade debt securities, such as mortgage-backed securities, corporate bonds, U.S. Government securities and money market instruments)

The portfolio managers may consider selling a security when one of these characteristics no longer applies, or when valuation becomes excessive and more attractive alternatives are identified.

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GE Institutional Funds Prospectus

January 28, 2013

The portion of the Fund invested in debt securities normally has a weighted average maturity of approximately five to ten years, but is subject to no limitation with respect to the maturities of the instruments in which it may invest.

The Fund may also invest in various types of derivatives (such as options, futures and options on futures) to gain exposure to certain types of securities or asset classes (such as securities of small capitalization companies) as an alternative to investing directly in such securities or asset classes, to manage currency exposure and interest rate exposure (also known as duration), and to manage exposure to credit quality. The Fund may hedge a portion of its foreign currency risk but is not required to do so.

The Fund may also invest to a lesser extent in high yield securities (also known as “junk bonds”), equity and debt securities of companies that are located in emerging market countries, and exchange traded funds (ETFs) to gain exposure to securities including those of U.S. issuers that are principally engaged in or related to the real estate industry and to securities of issuers in emerging markets.

Principal Risks

The principal risks of investing in the Fund are:

Securities Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities markets may cause multiple asset classes to decline in value simultaneously, although equity securities generally have greater price volatility than fixed income securities. Negative conditions and price declines may occur unexpectedly and dramatically. In addition, the Fund could be forced to sell portfolio securities at an inopportune time in order to meet unusually large or frequent redemption requests in times of overall market turmoil or declining prices for the securities.

Growth Investing Risk is the risk of investing in growth stocks that may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth potential. Growth-oriented funds will typically underperform when value investing is in favor.

Value Investing Risk is the risk of investing in undervalued stocks that may not realize their perceived value for extended periods of time or may never realize their perceived value. Value stocks may respond differently to market and other developments than other types of stocks. Value-oriented funds will typically underperform when growth investing is in favor.

Foreign Investment Risk is the risk that investing in securities of foreign (non-U.S.) issuers may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, nationalization, expropriation or confiscatory taxation, currency blockages and political changes or diplomatic developments. The costs of investing in many foreign markets are higher than the U.S., and investments may be less liquid. Recently, additional risks have arisen related to the high levels of debt of various European countries such as Greece, Italy and Spain. One or more member states might exit the European Union, placing its currency and banking system in jeopardy. These problems, and related political and monetary efforts to address these problems, may increase the potential for market declines in one or more member states that can spread to global markets. These increased risks may persist and may result in greater volatility in the securities markets and the potential for impaired liquidity and valuation.

Currency Risk is the risk that the dollar value of foreign investments will change in response to changes in currency exchange rates. If a foreign currency weakens against the U.S. dollar, the U.S. dollar value of an investment denominated in that currency would also decline.

Mid-Cap Company Risk is the risk that investing in the securities of mid-cap companies could entail greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change.

Small-Cap Company Risk is the risk that investing in the securities of small-cap companies may pose greater market and liquidity risks than larger, more established companies, because of limited product lines and/or operating history, limited financial resources, limited trading markets, and the potential lack of management depth. In addition, the securities of such companies are typically more volatile than securities of larger capitalization companies.

Interest Rate Risk is the risk that fixed income securities will decline in value because of changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Credit Risk is the risk that the issuer or guarantor of a fixed income security, or the counterparty of a derivatives contract or repurchase agreement, is unable or unwilling (or is perceived to be unable or unwilling) to make timely payment of principal and/or interest, or to otherwise honor its obligations.

Prepayment Risk is the risk that during periods of falling interest rates, issuers of debt securities may repay higher rate securities before their maturity dates. This may cause the Fund to lose potential price appreciation and to be forced to reinvest the unanticipated proceeds at lower interest rates.

Allocation Risk is the risk that GE Asset Management may not allocate assets of the Fund among strategies or asset classes in an optimal manner, if, among other reasons, it does not correctly assess the attractiveness of a strategy or asset class.

Valuation Risk is the risk that the portfolio securities that have been valued using techniques other than market quotations, may have valuations that are different from those produced using other methodologies, and that such securities may be sold at discounts to the values established by the Fund.

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Liquidity Risk is the risk that the Fund cannot readily sell securities within seven days, at approximately the price at which the Fund has valued them or at a favorable time or price during periods of infrequent trading. Illiquid investments may trade at a substantial discount and may be subject to wide fluctuations in market value.

High Yield Securities Risk is the risk that high yield securities or unrated securities of similar credit quality (commonly known as “junk bonds”) are more likely to default than higher rated securities. The market value of these securities is more sensitive to corporate developments and economic conditions and can be volatile. Market conditions can diminish liquidity and make accurate valuations difficult to obtain.

Emerging Markets Risk is the risk of investing in securities of companies located in emerging market countries, which primarily includes increased foreign investment risk. Emerging market countries may have unstable governments and/or economies that are subject to sudden change, and may also lack the legal, business and social framework to support securities markets, which tends to make investments less liquid and more volatile.

Real Estate Securities Risk is the risk that an investment in real estate securities will be closely linked to the performance of the real estate markets. Property values or income may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.

Derivatives Risk is a combination of several risks, including the risks that: (1) an investment in a derivative instrument will not correlate well with the performance of the securities or asset class to which the Fund seeks exposure, (2) a derivative instrument entailing leverage may result in a loss greater than the principal amount invested, and (3) derivatives not traded on an exchange may be subject to credit risk, as well as liquidity risk and the related risk that the instrument is difficult or impossible to value accurately. The methodology the Fund uses to establish the fair value of a derivative may result in a value materially different from the value obtained using an alternative methodology.

It is possible to lose money on an investment in the Fund, and this risk of loss may be heightened if you hold shares of the Fund for a shorter period. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Performance

The bar chart and the Average Annual Total Returns table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with the returns of three broad-based securities market indices. Past performance assumes the reinvestment of all dividend income and capital gains distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. For updated performance information, please visit the Fund’s website at www.geam.com or call 1-800-242-0134.

Calendar Year Total Returns (%)

The bar chart shows the performance of the Fund’s Investment Class shares.

Highest/Lowest quarterly results during this time period were:

Highest	11.77%	(quarter ended June 30, 2003)
Lowest	-15.42%	(quarter ended December 31, 2008)

Average Annual Total Returns (%)

(for the periods ended December 31, 2012)

	1 Year	5 Years	10 Years	Since Inception (10/31/99 for each Index)
Investment Class (inception 10/29/99)
Return Before Taxes	12.85	0.83	6.08	4.41
Return After Taxes on Distributions	12.09	0.09	5.21	3.42
Return After Taxes on Distributions and Sale of Fund Shares	8.35	0.26	4.86	3.26
Service Class (inception 9/30/05)
Return Before Taxes	12.56	0.46	—	4.06
S&P 500® Index (does not reflect fees, expenses or taxes)	16.00	1.66	7.10	2.23
Barclays U.S. Aggregate Bond Index (does not reflect fees, expenses or taxes)	4.22	5.95	5.18	6.18
MSCI® ACWI ex-U.S. Index (does not reflect fees, expenses or taxes)	16.83	-2.89	9.74	3.96

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred

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GE Institutional Funds Prospectus

January 28, 2013

arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investment Class shares only and after-tax returns for Service Class shares will vary.

Portfolio Management

Investment Adviser

GE Asset Management Incorporated

Portfolio Managers

The primary individual portfolio managers for the Fund are:

Portfolio Manager	Portfolio manager experience in this Fund	Primary title with Investment Adviser
Greg Hartch	2 years	Executive Vice President – Strategy and Business Development Leader
David Wiederecht	2 years	President and Chief Investment Officer – Investment Solutions

Purchase and Sale of Fund Shares

Purchase Minimum
Eligible Investors	Initial Investment	Subsequent Investments
•Direct institutional investors (i.e., institutional investors purchasing shares for their own accounts directly through GE Investment Distributors, Inc., the Fund’s principal distributor).	$5 million	None

•GE affiliated retirement plans.

•Retirement plans that participate in GE Asset Management’s defined contribution full service program.

•Investment only defined contribution plans with a minimum plan asset size of $25 million at time of investment.

•Investment only defined contribution plans of any asset size that invest through an authorized retirement plan platform that aggregates trades for plan participants through omnibus or pooled account arrangements.

•Qualified college savings plans.

•Investors who invest through authorized broker- dealers or other financial intermediaries that have entered into a distribution agreement, service agreement or other type of arrangement with GE Asset Management, GE Investment Distributors, Inc. or the Fund as of January 29, 2008.

	None	None

You may sell (redeem) all or part of your Fund shares on any business day through the following options:

•	Sending a written request by mail to:

GE Institutional Funds

P.O. Box 9838, Providence, RI 02940

Overnight Delivery:

GE Institutional Funds

4400 Computer Drive, Westborough, MA 01581; or

•	Calling us at 1-800-242-0134.

Tax Information

Dividends and capital gains distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Money Market Fund

Investment Class  GEIXX    Service Class  GSSXX

Investment Objective

High level of current income consistent with the preservation of capital and maintenance of liquidity.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Investment Class	Service Class
Management Fees[1]	0.11%	0.11%
Distribution and/or Service (12b-1) Fees	N/A	0.25%
Other Expenses	—	—
Total Annual Fund Operating Expenses	0.11%	0.36%
1	The Fund’s management fee is a ”unitary” fee that includes most operating expenses payable by the Fund. The rate fluctuates based upon the average daily net assets of the Fund, and may be higher or lower than shown above.

Expense Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for each of the time periods indicated and then redeem all of your shares at the end of those periods or continue to hold them. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investment Class	$11	$35	$62	$141
Service Class	$37	$116	$202	$456

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, affect the Fund’s performance.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing primarily in short-term, U.S. dollar denominated money market instruments. The Fund’s investments may include U.S. Government securities, repurchase agreements, commercial paper, certificates of deposit, variable rate securities, asset-backed securities, foreign debt securities, Eurodollar deposits and domestic and foreign bank deposits.

U.S. Government securities are securities that are issued or guaranteed as to principal and interest by the U.S. Government or one of its agencies or instrumentalities. Some U.S. Government securities are backed by the full faith and credit of the U.S. Government, such as U.S. Treasury bills and notes and obligations of the Government National Mortgage Association (Ginnie Mae). Other U.S. Government securities are backed by the issuer’s right to borrow from the U.S. Treasury, such as Federal National Mortgage Association (Fannie Mae) securities, while some are backed only by the credit of the issuing organization, such as obligations of the Federal Home Loan Mortgage Corporation (Freddie Mac).

The Fund invests consistent with regulatory standards governing security quality, maturity, liquidity and portfolio diversification. For example, the portfolio manager limits investments to high quality securities with remaining maturities of up to 13 months and limits the weighted average maturity of the Fund’s portfolio to 60 days or less. The Fund may invest more than 25% of its total assets in the domestic banking industry. All of the Fund’s portfolio investments, at the time of purchase, must be rated in the two highest short-term rating categories (or their unrated equivalents), and, immediately after the acquisition of a portfolio investment, at least 97% of the Fund’s assets must be invested in portfolio investments rated in the highest rating category (or its unrated equivalent), by a nationally recognized statistical rating organization.

The investment adviser may consider the following factors when buying and selling securities for the Fund: (i) portfolio liquidity, (ii) redemption requests, (iii) yield management, and (iv) credit management.

Principal Risks

The principal risks of investing in the Fund are:

Securities Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities markets may cause multiple asset classes to decline in value simultaneously, although equity securities generally have greater price volatility than fixed income securities. Negative conditions and price declines may occur unexpectedly and dramatically. In addition, the Fund could be forced to sell portfolio securities at an inopportune time in order to meet unusually large or frequent redemption requests in times of overall market turmoil or declining prices for the securities.

Interest Rate Risk is the risk that fixed income securities will decline in value because of changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Credit Risk is the risk that the issuer or guarantor of a fixed income security, or the counterparty of a derivatives contract or repurchase agreement, is unable or unwilling (or is

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GE Institutional Funds Prospectus

January 28, 2013

perceived to be unable or unwilling) to make timely payment of principal and/or interest, or to otherwise honor its obligations.

Asset-Backed Securities Risk is the risk of investing in asset-backed securities, and includes interest rate risk, prepayment risk and the risk that the Fund could lose money if there are defaults on the loans underlying these securities.

Banking Industry Risk. Adverse changes in economic and regulatory developments affecting the banking industry could affect the ability of the banks to meet their obligations. Such adverse economic changes may include substantial losses on loans, increases in non-performing assets and charge-offs and declines in total deposits. The activities of U.S. banks and most foreign banks are subject to comprehensive regulations which, in the case of U.S. regulations, have undergone substantial changes in the past decade and are currently subject to legislative and regulatory scrutiny. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the market for real estate. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks.

Foreign Investment Risk is the risk that investing in securities of foreign (non-U.S.) issuers may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, nationalization, expropriation or confiscatory taxation, currency blockages and political changes or diplomatic developments. The costs of investing in many foreign markets are higher than the U.S., and investments may be less liquid. Recently, additional risks have arisen related to the high levels of debt of various European countries such as Greece, Italy and Spain. One or more member states might exit the European Union, placing its currency and banking system in jeopardy. These problems, and related political and monetary efforts to address these problems, may increase the potential for market declines in one or more member states that can spread to global markets. These increased risks may persist and may result in greater volatility in the securities markets and the potential for impaired liquidity and valuation.

It is possible to lose money on an investment in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to maintain a net asset value of $1.00 per share, it is possible to lose money by investing in the Fund. The Fund’s yield will change due to movements in current short-term interest rates and market conditions. A change in interest rates or default on the Fund’s investments could cause the Fund’s share price to decline below $1.00.

Performance

The bar chart and the Average Annual Total Returns table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a 90 Day U.S. Treasury bill index. Past performance assumes the reinvestment of all dividend income and capital gains distributions. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. For updated performance information, please visit the Fund’s website at www.geam.com or call 1-800-242-0134.

Calendar Year Total Returns (%)

The bar chart shows the performance of the Fund’s Investment Class shares.

Highest/Lowest quarterly results during this time period were:

Highest	1.32%	(quarter ended December 31, 2006)
Lowest	0.00%	(quarter ended March 31, 2010)
7-day Yield	0.06%	(as of December 31, 2012)
7-day Effective Yield	0.06%	(as of December 31, 2012)

Average Annual Total Returns (%)

(for the periods ended December 31, 2012)

	1 Year	5 Years	10 Years	Since Inception (11/30/97 for 90 Day U.S. T-Bill)
Investment Class (inception 12/2/97)	0.06	0.60	1.80	2.70
Service Class (inception (9/30/05)	0.00	0.47	—	1.75
90 Day U.S. T-Bill (does not reflect fees, expenses, or taxes)	0.09	0.36	1.66	2.50

Portfolio Management

Investment Adviser

GE Asset Management Incorporated

35

Purchase and Sale of Fund Shares

Purchase Minimum
Eligible Investors	Initial Investment	Subsequent Investments
• Direct institutional investors (i.e., institutional investors purchasing shares for their own accounts directly through GE Investment Distributors, Inc., the Fund’s principal distributor).	$5 million	None

•  GE affiliated retirement plans.

•  Retirement plans that participate in GE Asset Management’s defined contribution full service program.

•  Investment only defined contribution plans with a minimum plan asset size of $25 million at time of investment.

•  Investment only defined contribution plans of any asset size that invest through an authorized retirement plan platform that aggregates trades for plan participants through omnibus or pooled account arrangements.

•  Qualified college savings plans.

•  Affiliated non-money market mutual funds managed by GE Asset Management.

•  Investors who invest through authorized broker- dealers or other financial intermediaries that have entered into a distribution agreement, service agreement or other type of arrangement with GE Asset Management, GE Investment Distributors, Inc. or the Fund as of January 29, 2008.

	None	None

You may sell (redeem) all or part of your Fund shares on any business day through the following options:

•	Sending a written request by mail to:

GE Institutional Funds

P.O. Box 9838, Providence, RI 02940

Overnight Delivery:

GE Institutional Funds

4400 Computer Drive, Westborough, MA 01581; or

•	Calling us at 1-800-242-0134.

Tax Information

Dividends and capital gains distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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More on Strategies, Risks and Disclosure of Portfolio Holdings

Important Definitions

This section defines important terms that may be unfamiliar to an investor reading about the Funds.

90 Day U.S. T-Bill is an unmanaged measure/index of the performance of the most recently auctioned 90 Day U.S. Treasury bills (i.e., having a total maturity of 90 days) currently available in the marketplace.

Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, such as commercial paper, credit card receivables, auto loans or home-equity loans.

Bank deposits are cash, checks or drafts deposited in a financial institution for credit to a customer’s account. Banks differentiate between demand deposits (checking accounts on which the customer may draw) and time deposits, which pay interest and have a specified maturity or require 30 days’ notice before withdrawal.

Barclays U.S. Aggregate Bond Index is a market value-weighted index of taxable investment-grade debt issues, including government, corporate, asset-backed and mortgage-backed securities, with maturities of one year or more. The index is designed to represent the performance of the U.S. investment-grade fixed-rate bond market.

Cash includes bank deposits and highly rated, liquid short-term instruments, such as money market instruments. Certain of these instruments may be referred to as cash equivalents.

Certificates of deposit include short-term debt securities issued by banks.

Commercial paper includes short-term debt securities issued by banks, corporations and other borrowers.

Common stock is a class of security representing equity ownership in a corporation. Holders of common stock have the right to elect directors and collect dividends. Common stock claims are subordinate to bondholder claims, preferred stockholders, and general creditors.

Convertible securities may be debt or equity securities that pay interest or dividends or are sold at a discount and that may be converted on specified terms into the stock of the issuer.

Corporate bonds are debt securities issued by companies.

Debt obligations of supranational agencies are obligations of multi-jurisdictional agencies that operate across national borders (e.g., the World Bank).

Debt securities are bonds and other securities that are used by issuers to borrow money from investors. Holders of debt securities have a higher priority claim to assets than do equity holders. Typically, the debt issuer pays the investor a fixed, variable or floating rate of interest and must repay the borrowed amount at maturity. Some debt securities, such as zero coupon obligations, are sold at a discount from their face values instead of paying interest.

Depositary receipts represent interests in an account at a bank or trust company which holds equity securities. These interests may include American Depositary Receipts (held at U.S. banks and traded in the United States), European Depositary Receipts, Global Depositary Receipts or other similar instruments.

Derivative instruments are instruments or contracts whose values are based on the performance of an underlying financial asset, currency or index and include futures contracts (on single stocks, on indices, currencies or bonds), options (on stocks, indices, currencies, futures contracts or bonds), forward currency transactions, swaps (including interest rate, currency, index and credit default swaps), interest-only and principal-only debt securities, certain mortgage-backed securities like collateralized mortgage obligations (CMOs), and structured and indexed securities.

Duration is the expected change in the value of a portfolio of fixed income securities that will result from a 1% change in interest rates. Duration is stated in years. For example, a 5 year average portfolio duration means the portfolio would be expected to decrease in value by 5% if interest rates rise 1%. Unlike maturity, duration takes into account interest payments that occur throughout the course of holding a fixed income security.

Emerging market securities include interests in or obligations of entities located in an emerging market country. An emerging market country is any country having an economy and market that are (or would be) considered by the World Bank to be emerging or developing, or listed in the Morgan Stanley Capital International Emerging Markets Index. Emerging market countries are located in regions such as Asia, Latin America, the Middle East, Southern Europe, Eastern Europe (including the former republics of the Soviet Union and the Eastern Bloc) and Africa.

Equitized cash is a technique that uses futures or other instruments (such as exchange traded funds) to gain equity market exposure for holdings of cash. The use of futures or other instruments would be subject to other applicable restrictions on the Fund’s investments.

Equity securities may include common stocks, preferred securities, depositary receipts, convertible securities, and rights and warrants of U.S. and foreign companies. Stocks represent an ownership interest in a corporation.

Eurodollar deposits are deposits issued in U.S. dollars outside the United States by foreign banks and foreign branches of U.S. banks.

Floating and variable rate instruments are securities with floating or variable rates of interest or dividend payments.

Foreign debt securities are issued by foreign corporations or governments. They may include the following:

•

Eurodollar Bonds, which are dollar-denominated securities issued outside the U.S. by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions

•	Yankee Bonds, which are dollar-denominated securities issued by foreign issuers in the U.S.

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GE Institutional Funds Prospectus

January 28, 2013

•	Debt securities denominated in currencies other than U.S. dollars

Foreign securities include interests in or obligations of entities located outside the United States. The determination of where an issuer of a security is located will be made by reference to the country in which the issuer (i) is organized, (ii) derives at least 50% of its revenues or profits from goods produced or sold, investments made or services performed, (iii) has at least 50% of its assets situated, (iv) has the principal trading market for its securities, or (v) is assessed a non-U.S. risk rating by a recognized third-party rating agency. Foreign securities may be denominated in non-U.S. currencies and traded outside the United States or may be in the form of depositary receipts.

Forward currency transactions involve agreements to exchange one currency for another at a future date.

Futures contracts are agreements to buy or sell a specific amount of a commodity, financial instrument, currency or index at a particular price and future date. Options on futures contracts give the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option.

Government stripped mortgage-related securities are mortgage-backed securities that have been separated into their interest and principal components. They represent interests in distributions of interest on or principal underlying mortgage-backed securities.

Growth investing involves buying stocks with above-average growth rates. Typically, growth stocks are the stocks of faster growing companies in more rapidly growing sectors of the economy. Generally, growth stock valuation levels will be higher than those of value stocks and the market averages.

High yield securities are debt securities, preferred securities and convertible securities of corporations rated Ba through C by Moody’s or BB through D by S&P (or comparably rated by another nationally recognized statistical rating organization) or, if not rated by Moody’s or S&P, are considered by portfolio management to be of similar quality. High yield securities include bonds rated below investment-grade, sometimes called “junk bonds,” and are considered speculative with respect to their capacity to pay interest and repay principal in accordance with their terms. High yield securities generally entail more credit risk than higher-rated securities.

Illiquid investments are securities or other instruments that cannot be sold within seven days for a price approximately equal to the value they currently have on a Fund’s books. Illiquid investments may include repurchase agreements maturing in more than seven days, swaps, time deposits with a notice or demand period of more than seven days, certain over-the-counter option contracts (and segregated assets used to cover such options), participation interests in loans, and certain restricted securities.

Industrial development bonds are considered municipal bonds if the interest paid is exempt from federal income tax. They are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for business and manufacturing, housing, sports, and pollution control. These bonds may also be used to finance public facilities such as airports, mass transit systems, ports, and parking. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility’s user to meet its financial obligations and the pledge, if any, of real and personal property financed by the bond as security for those payments.

Investment-grade debt securities are rated Baa or better by Moody’s and BBB or better by S&P (or comparably rated by another nationally recognized statistical rating organization), or, if not rated, are considered by portfolio management to be of similar quality to such securities. Securities rated in the fourth highest grade have some speculative elements.

Morgan Stanley Capital International All Country World Index Ex-U.S. (MSCI® ACWI Ex-U.S.) is a market-capitalization-weighted index designed to provide a broad measure of stock performance throughout the world, with the exception of U.S.-based companies. The MSCI ACWI Ex-U.S. Index includes both developed and emerging markets.

Morgan Stanley Capital International Europe, Australasia, and Far East Index (MSCI® EAFE®) is a market capitalization-weighted index of equity securities of companies domiciled in various countries. The index is designed to represent the performance of developed stock markets outside the U.S. and Canada and excludes certain market segments unavailable to U.S. based investors.

Maturity represents the date on which a debt security matures or when the issuer must pay back the principal amount of the security.

Money market instruments are short-term debt securities of the U.S. Government, banks, corporations and other entities. Each Fund may invest directly in money market instruments. Each non-money market Fund may also invest indirectly in money market instruments through investments in the Money Market Fund.

Mortgage-backed securities include securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac), other government agencies and private issuers. They may also include collateralized mortgage obligations (CMOs), which are derivative instruments that are fully collateralized by a portfolio of mortgages or mortgage-related securities.

Mortgage dollar rolls are transactions involving the sale of a mortgage-backed security with a simultaneous contract (with the purchaser) to buy similar, but not identical, securities at a future date.

Municipal obligations are debt securities issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multi-state agencies or authorities that pay interest exempt from regular federal income taxes and, in some cases, from federal

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More on Strategies, Risks and Disclosure of Portfolio Holdings

Important Definitions

alternative minimum taxes. They include: (i) municipal leases; (ii) participation interests in municipal obligations, which are proportionate, undivided interests in municipal obligations; (iii) municipal obligation components, which are municipal obligations that have been divided into two components (one component pays interest at a rate adjusted periodically through an auction process, the second pays the residual rate after the auction rate is deducted from total interest payable); (iv) custodial receipts on municipal obligations, which evidence ownership of future interest payments, principal payments, or both, on certain municipal obligations; (v) tender option bonds; and (vi) industrial development bonds.

Preferred securities are classes of stock that pay dividends at a specified rate. Dividends are paid on preferred stocks before they are paid on common stocks. In addition, preferred stockholders have priority over common stockholders as to the proceeds from the liquidation of a company’s assets.

Purchasing and writing options are permitted investment strategies for certain Funds. An option is the right to buy (i.e., a call) or sell (i.e., a put) securities or other interests for a predetermined price on or before a fixed date. A securities index option represents the option holder’s right to obtain from the seller, in cash, a fixed multiple of the amount by which the exercise price exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the securities index on the exercise date. An option on a foreign currency represents the right to buy or sell a particular amount of that currency for a predetermined price on or before a fixed date.

Repurchase agreements (repos) are used to invest cash on a short-term basis. A seller (bank or broker-dealer) sells securities, usually government securities, to a fund, agreeing to buy them back at a designated price and time — usually the next day.

Restricted securities (which include Rule 144A securities) may have contractual restrictions on resale, or cannot be resold publicly until registered. Certain restricted securities may be illiquid. Illiquid investments may be difficult or impossible to sell when a Fund wants to sell them at a price at which the Fund values them.

Reverse repurchase agreements involve selling securities held and concurrently agreeing to repurchase the same securities at a specified price and future date.

Rights represent a preemptive right of stockholders to purchase additional shares of a stock at the time of a new issuance, before the stock is offered to the general public, allowing the stockholder to retain the same ownership percentage after the new stock offering.

Rule 144A securities are restricted securities that may be sold to certain institutional purchasers under Rule 144A.

Russell 1000 Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those companies in the Russell 1000® Index with higher price-to-book ratios and higher forecasted growth values. The Russell 1000® Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1000 of the largest securities based on a combination of their market cap and current index membership.

Russell 2000 Index is a market capitalization-weighted index consisting of 2,000 of the smallest U.S.-domiciled publicly traded common stocks that are included in the Russell 3000® Index. The Russell 3000® Index comprises the 3,000 largest U.S. domiciled companies.

S&P 500® Index is an unmanaged, market capitalization-weighted index of stocks of 500 large U.S. companies, which is widely used as a measure of large-cap U.S. stock market performance.

Short sales against the box involve selling short securities actually owned or otherwise covered at all times during the period the short position is open.

Structured and indexed securities are securities whose principal and/or interest rate is determined by reference to changes in the value of one or more specific currencies, interest rates, commodities, indices or other financial indicators, but do not include securities issued by other investment companies.

Tender option bonds are long-term municipal obligations sold by a bank or other financial institution subject to a demand feature that gives the purchaser the right to sell them to the bank or other financial institution at par plus accrued interest at designated times (tender option). The interest rate on the bonds is typically reset at the end of the applicable interval in an attempt to cause the bonds to have a market value that approximates their par value, plus accrued interest. The tender option may not be exercisable in the event of a default on, or significant downgrading of, the underlying municipal obligation, and may be subject to other conditions. Therefore, a fund’s ability to exercise the tender option will be affected by the credit standing of both the bank or other financial institution involved and the issuer of the underlying securities.

U.S. Government securities are securities that are issued or guaranteed as to principal and interest by the U.S. Government or one of its agencies or instrumentalities. Some U.S. Government securities are backed by the full faith and credit of the U.S. Government such as U.S. Treasury bills and notes and obligations of the Government National Mortgage Association (Ginnie Mae). Other U.S. Government securities are backed by the issuer’s right to borrow from the U.S. Treasury, such as Federal National Mortgage Association (Fannie Mae) securities, while some are backed only by the credit of the issuing organization, such as obligations of the Federal Home Loan Mortgage Corporation (Freddie Mac). All U.S. Government securities are considered highly creditworthy. In 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship to control their operations. Certain financing arrangements were put in place to support their bonds, but they are not backed by the full faith and credit of the U.S. Government.

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Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers and/or their prospects for growth. Generally, value stocks have lower valuation levels than growth stocks.

Variable rate securities which include floating and variable rate instruments, are securities that carry interest rates that fluctuate or may be adjusted periodically to market rates. Interest rate adjustments could increase or decrease the income generated by the securities.

Various investment techniques are utilized by a Fund to increase or decrease its exposure to changing security prices, interest rates, currency exchange rates, commodity prices or other factors that affect security values. For certain Funds, these techniques may involve derivative instruments and transactions such as buying and selling options and futures contracts, entering into forward currency transactions or swap agreements or contracts and purchasing indexed securities. These techniques are designed to adjust the risk and return characteristics of a Fund’s portfolio of investments and are not used for leverage. No Fund is under any obligation to use any of these techniques at any given time or under any particular economic condition and there can be no assurance that the utilization of such investment techniques will benefit a Fund. To the extent that a Fund employs these techniques, the Fund would be subject to derivative instruments risk.

Warrants are securities that are usually issued together with a bond or preferred securities, that permit the holder to buy a proportionate amount of common stock at a specified price that is usually higher than the stock price at the time of issue.

Weighted average maturity represents the length of time in days or years until the average security in a money market or income fund will mature or be redeemed by its issuer. The average maturity is weighted according to the dollar amounts invested in the various securities in the fund. This measure indicates a money market or an income fund’s sensitivity to changes in interest rates. In general, the longer a fund’s weighted average maturity, the more its share price will fluctuate in response to changing interest rates.

When-issued and delayed delivery securities are securities that are purchased or sold for delivery and payment at a future date, i.e., beyond the normal settlement date.

Zero coupon obligations are securities that pay no interest to their holders prior to maturity. Instead, interest is paid in a lump sum at maturity. They are purchased at a discount from par value, and generally are more volatile than other fixed income securities.

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More on Investment Strategies

In addition to each Fund’s principal investment strategies described earlier in this Prospectus, a Fund is permitted to use other securities, investment strategies and techniques in pursuit of its investment objective(s). No Fund is under any obligation to use any of these techniques or strategies at any given time or under any particular economic condition. Certain instruments and investment strategies may expose the Funds to other risks and considerations, which are discussed later in this Prospectus and in the Funds’ Statement of Additional Information (SAI).

Cash and Temporary Defensive Positions: Under normal circumstances, each Fund may hold cash: (i) pending investment, (ii) for investment purposes, (iii) for cash management purposes, such as to meet redemptions or pay operating expenses, and (iv) during a Fund restructuring. A Fund that invests in equity securities may equitize cash in order to gain general equity market exposure with respect to such holdings of cash.

A Fund (other than the S&P 500 Index Fund) may from time to time take temporary defensive positions when the portfolio manager believes that adverse market, economic, political or other conditions exist. In these circumstances, the portfolio manager may hold cash without limit, or restrict the securities markets in which a Fund’s assets are invested by investing those assets in securities markets deemed to be conservative in light of the Fund’s investment objective(s) and strategies.

In addition, a Fund may hold cash under circumstances where the liquidation of a Fund has been approved by the Trustees, and therefore investments in accordance with the Fund’s investment objective(s) and policies would no longer be appropriate.

Each non-money market Fund may invest directly in money market instruments. Each non-money market Fund may also invest indirectly in money market instruments through investment in the Money Market Fund. GE Asset Management has contractually agreed to waive a portion of its management fee for each non-money market Fund in an amount equal to the management fee payable to GE Asset Management by the Money Market Fund with respect to that Fund’s cash holdings invested in the Money Market Fund, if any.

To the extent that a Fund, other than the Money Market Fund or the Strategic Investment Fund, holds cash, it may not achieve its investment objective(s).

Any Fund with an 80% investment policy, as stated in the Summary Section above, may change that policy upon 60 days’ notice to shareholders.

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The following tables summarize some of the investment techniques that may be employed by a Fund. Certain techniques and limitations may be changed at the discretion of GE Asset Management and subject to the approval of the Fund’s Board of Trustees. Percentage figures refer to the percentage of a Fund’s total assets (including any borrowings) that may be invested in accordance with the indicated technique.

	Borrowing Limit	Repurchase Agreements	Reverse Repurchase Agreements	Restricted and Illiquid Investments	Structured and Indexed Securities	Purchasing and Writing Securities Options	Purchasing and Writing Securities Index Options
U.S. Equity Fund	33 1/3%	Yes	Yes	Yes	No	Yes	Yes
S&P 500 Index Fund	33 1/3%	Yes	Yes	Yes	No	Yes	Yes
U.S. Large-Cap Core Equity Fund	33 1/3%	Yes	Yes	Yes	No	Yes	Yes
Small-Cap Equity Fund	33 1/3%	Yes	Yes	Yes	No	Yes	Yes
International Equity Fund	33 1/3%	Yes	Yes	Yes	No	Yes	Yes
Premier Growth Equity Fund	33 1/3%	Yes	Yes	Yes	No	Yes	Yes
Income Fund	33 1/3%	Yes	Yes	Yes	Yes	Yes	Yes
Strategic Investment Fund	33 1/3%	Yes	Yes	Yes	Yes	Yes	Yes
Money Market Fund	33 1/3%	Yes	Yes	No	No	No	No

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	Futures Contracts and Options on Futures Contracts	Forward Currency Transactions	Options on Foreign Currencies	Maximum Investment in Debt Securities	Maximum Investment in Below- Investment Grade Debt Securities (High Yield Securities)	Maximum Investment in Foreign Securities	When-Issued and Delayed Delivery Securities
U.S. Equity Fund	Yes	Yes	Yes	20%	5%	15%*	Yes
S&P 500 Index Fund	Yes	No	No	20%	5%	35%*	Yes
U.S. Large-Cap Core Equity Fund	Yes	Yes	Yes	20%	5%	20%*	Yes
Small-Cap Equity Fund	Yes	Yes	Yes	20%	10%	10%*	Yes
International Equity Fund	Yes	Yes	Yes	20%	5%	100%	Yes
Premier Growth Equity Fund	Yes	Yes	No	20%	5%	25%*	Yes
Income Fund	Yes	Yes	Yes	100% (maximum of 25% in BBB by S&P or Baa by Moody’s or equivalent)	20% in BB or B by S&P or Ba or B by Moody’s or below or of similar quality	35%*	Yes
Strategic Investment Fund	Yes	Yes	Yes	100% (maximum of 25% in BBB by S&P or Baa by Moody’s or equivalent)	20% in BB or B by S&P or Ba or B by Moody’s or below or of similar quality	70%*	Yes
Money Market Fund	No	No	No	100%	None	25%*	Yes

*	This limitation excludes: American Depositary Receipts (ADRs); securities of a foreign issuer with a class of securities registered with the Securities and Exchange Commission (SEC) and listed on a U.S. national securities exchange; and dollar-denominated securities publicly offered in the U.S. by a foreign issuer.

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	Lending Portfolio Securities	Rule 144A Securities	Debt Obligations of Supranational Agencies	Depositary Receipts	Securities of Other Investment Funds	Municipal Leases	Floating and Variable Rate Instruments	Participation Interests in Municipal Obligations
U.S. Equity Fund	Yes	Yes	Yes	Yes	Yes	No	No*	No
S&P 500 Index Fund	Yes	Yes	No	Yes	Yes	No	No*	No
U.S. Large-Cap Core Equity Fund	Yes	Yes	Yes	Yes	Yes	No	No*	No
Small-Cap Equity Fund	Yes	Yes	Yes	Yes	Yes	No	No*	No
International Equity Fund	Yes	Yes	Yes	Yes	Yes	No	No*	No
Premier Growth Equity Fund	Yes	Yes	Yes	Yes	Yes	No	No*	No
Income Fund	Yes	Yes	Yes	Yes	Yes	Yes	Yes	Yes
Strategic Investment Fund	Yes	Yes	Yes	Yes	Yes	Yes	Yes	Yes
Money Market Fund	Yes	Yes	Yes	No	No	No	Yes	No

*	This limitation excludes commercial paper and notes with variable and floating rates of interest.

	Zero Coupon Obligations	Municipal Obligations Components	Custodial Receipts on Municipal Obligations	Mortgage Related Securities, including CMOs	Government Stripped Mortgage Related Securities	Asset Backed Securities and Receivable- Backed Securities	Mortgage Dollar Rolls	Short Sales Against the Box
U.S. Equity Fund	Yes	No	No	Yes	No	No	No	Yes
S&P 500 Index Fund	No	No	No	Yes	No	No	No	Yes
U.S. Large-Cap Core Equity Fund	No	No	No	Yes	No	No	No	Yes
Small-Cap Equity Fund	No	No	No	Yes	No	No	Yes	Yes
International Equity Fund	No	No	No	Yes	No	No	No	Yes
Premier Growth Equity Fund	No	No	No	Yes	No	No	No	Yes
Income Fund	Yes	Yes	Yes	Yes	Yes	Yes	Yes	Yes
Strategic Investment Fund	Yes	Yes	Yes	Yes	Yes	Yes	Yes	Yes
Money Market Fund	No	No	No	Yes	No	Yes	No	No

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More on Risks

Like all mutual funds, investing in the Funds involves risk factors and special considerations. A Fund’s risk is defined primarily by its principal investment strategies, which are described earlier in the Summary Section of this Prospectus. Investments in a Fund are not insured against loss of principal. As with any mutual fund, there can be no assurance that a Fund will achieve its investment objective. Investing in shares of a Fund should not be considered a complete investment program. The share value of the Funds (except the Money Market Fund) will rise and fall. Although the Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

One of your most important investment considerations should be balancing risk and return. Different types of investments tend to respond differently to shifts in the economic and financial environment. So, diversifying your investments among different asset classes — such as stocks, bonds and cash — and within an asset class — such as small-cap and large-cap stocks — can help you manage risk and achieve the results you need to reach your financial goals.

The stock and bond markets in the United States and internationally have experienced unprecedented volatility. This financial crisis caused a significant decline in the value and liquidity of many securities. Despite gains in some markets after steep declines, such as those experienced during certain periods of 2008-09, negative conditions and price declines may return unexpectedly and dramatically. In these types of situations, it may not be possible to identify all significant risks and opportunities using past investment strategies or models.

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The primary risks of investing in each Fund are summarized below. An explanation of each type of risk is provided in the pages following the table below. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times. In addition, each Fund may be subject to additional risks other than those described in the following pages because the types of investments made by each Fund can change over time. For more information about the risks associated with the Funds, please see the SAI, which is incorporated by reference into this Prospectus.

		U.S. Equity Fund	U.S. Large-Cap Core Equity Fund	Premier Growth Equity Fund	Small-Cap Equity Fund	S&P 500 Index Fund
	Allocation Risk				✓
Asset-Backed Securities Risk
Banking Industry Risk
	Credit Risk	✓	✓	✓	✓	✓
	Derivative Instruments Risk	✓	✓	✓	✓	✓
	Diversification Risk			✓
Emerging Markets Risk
	Foreign Investment Risk • Currency Risk • Political/Economic Risk • Regulatory Risk • Additional Risks Related to the European Union	✓	✓	✓	✓	✓
Government Stripped Mortgage-Related Securities Risk
High Yield Securities Risk
	Initial Public Offerings Risk				✓
	Interest Rate Risk	✓	✓	✓	✓	✓
	Liquidity Risk	✓	✓	✓	✓	✓
Mortgage-Backed Securities Risk
Municipal Obligations Risk
	Passive Strategy Risk					✓
Prepayment Risk
Real Estate Securities Risk
	Redemption Risk	✓	✓	✓	✓	✓
	Repurchase Agreements Risk	✓	✓	✓	✓	✓
	Reverse Repurchase Agreements Risk	✓	✓	✓	✓	✓
	Restricted Securities Risk	✓	✓	✓	✓	✓
	Securities Market Risk	✓	✓	✓	✓	✓
Style Risk	Growth Investing Risk	✓		✓	✓
	Value Investing Risk	✓	✓		✓
	Mid-Cap Company Risk	✓		✓
	Small-Cap Company Risk				✓
	Valuation Risk				✓

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		International Equity Fund	Income Fund	Strategic Investment Fund	Money Market Fund
	Allocation Risk			✓
	Asset-Backed Securities Risk		✓	✓	✓
	Banking Industry Risk				✓
	Credit Risk	✓	✓	✓	✓
	Derivative Instruments Risk	✓	✓	✓
Diversification Risk
	Emerging Markets Risk	✓	✓	✓
	Foreign Investment Risk • Currency Risk • Political/Economic Risk • Regulatory Risk • Additional Risks Related to the European Union	✓	✓	✓	✓
	Government Stripped Mortgage-Related Securities Risk		✓	✓
	High Yield Securities Risk		✓	✓
	Initial Public Offerings Risk			✓
	Interest Rate Risk	✓	✓	✓	✓
	Liquidity Risk	✓	✓	✓
	Mortgage-Backed Securities Risk		✓	✓
	Municipal Obligations Risk		✓	✓
Passive Strategy Risk
	Prepayment Risk		✓	✓
	Real Estate Securities Risk			✓
	Redemption Risk	✓	✓	✓	✓
	Repurchase Agreements Risk	✓	✓	✓	✓
	Reverse Repurchase Agreements Risk	✓	✓	✓	✓
	Restricted Securities Risk	✓	✓	✓
	Securities Market Risk	✓	✓	✓	✓
Style Risk	Growth Investing Risk	✓		✓
	Value Investing Risk			✓
	Mid-Cap Company Risk	✓		✓
	Small-Cap Company Risk			✓
	Valuation Risk	✓	✓	✓

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More on Risks

Allocation Risk: GE Asset Management may not allocate assets of a Fund among strategies, asset classes or investment management styles in an optimal manner, if, among other reasons, it does not correctly assess the attractiveness of a strategy, asset class or investment style.

Asset-Backed Securities Risk: Because asset-backed securities often are secured by the loans underlying the securities, a Fund may lose money if there are defaults on the loans underlying the securities. Such defaults have increased the risk for asset-backed securities that are secured by home-equity loans related to sub-prime mortgage loans, especially in a declining residential real estate market. Asset-backed securities also may be subject to more rapid repayment than their stated maturity dates indicate, due to changing economic conditions. To maintain its position in such securities, a Fund may reinvest the reductions in principal amounts resulting from the prepayments. Yields on those reinvested amounts are subject to prevailing market rates. Because prepayments of principal generally increase when rates are falling, a Fund generally has to reinvest proceeds from prepayments at lower rates. Investments in asset-backed securities may also be subject to valuation risk.

Banking Industry Risk. Adverse changes in economic and regulatory developments affecting the banking industry could affect the ability of the banks to meet their obligations. Such adverse economic changes may include substantial losses on loans, increases in non-performing assets and charge-offs and declines in total deposits. The activities of U.S. banks and most foreign banks are subject to comprehensive regulations which, in the case of U.S. regulations, have undergone substantial changes in the past decade, including enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and are currently subject to ongoing legislative and regulatory scrutiny. The enactment or implementation of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of U.S. and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the market for real estate. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks.

Credit Risk: The price of a bond is affected by the issuer’s or counterparty’s credit quality. Changes in an entity’s financial condition and general economic conditions can affect the ability to honor financial obligations and therefore credit quality. Lower quality bonds are generally more sensitive to these changes than higher quality bonds. Even within securities considered investment grade, differences exist in credit quality and some investment-grade debt securities may have speculative characteristics. A security’s price may be adversely affected by the market’s perception of the security’s credit quality level even if the issuer or counterparty has suffered no degradation in its ability to honor the obligation.

Derivative Instruments Risk: A Fund’s use of various investment techniques may involve derivative instruments, such as swaps, options, futures and options on futures. There is no guarantee that these techniques will work. A Fund may, but is not required to, use derivatives as a substitute for taking a long or a short position in an underlying asset, to increase returns, or as part of a hedging strategy. Some derivatives have the effect of leverage on a Fund, meaning that a small investment in derivatives could have a potentially large impact on a Fund’s performance and its rate of income distributions for a particular period of time. The use of derivatives involves risks different from, and/or possibly greater than, the risks associated with investing directly in the underlying assets. Potential losses from certain derivatives are unlimited. Derivatives can be highly volatile, illiquid, subject to counterparty risk and difficult to value. There is also the risk that changes in the value of a derivative held by a Fund may not correlate with the Fund’s other investments, which could impact Fund performance. A Fund may choose not to invest in derivative instruments because of their cost, limited availability or any number of other reasons deemed relevant by GE Asset Management and the portfolio manager(s) responsible for managing the Fund.

Diversification Risk: Although the Premier Growth Equity Fund is a diversified fund, it may invest in securities of a limited number of issuers in an effort to achieve a potentially greater investment return than a fund that invests in a larger number of issuers. As a result, price movements of a single issuer’s securities will have a greater impact on this Fund’s net asset value causing it to fluctuate more than that of a more widely diversified fund.

Emerging Markets Risk: Emerging market securities bear various foreign investment risks discussed below. In addition, there are greater risks involved in investing in emerging markets compared to developed foreign markets. Specifically, the economic structures in emerging market countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investment. Emerging market countries may have less developed legal structures, and the small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries. A Fund investing in emerging market countries may be required to establish special custody or other arrangements before investing, which may result in additional risks and costs to the Fund.

Foreign Investment Risk: Investing in foreign securities, including depositary receipts, or securities of U.S. entities with significant foreign operations, involves additional risks that can affect a Fund’s performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less regulation than U.S. markets. There may be difficulties in enforcing contractual obligations, and it may take more time for transactions to clear and settle in foreign countries than in the U.S. Less information may be available about foreign issuers. The costs of buying and selling foreign securities, including tax,

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brokerage and custody costs, generally are higher than those involving domestic transactions. The specific risks of investing in foreign securities include valuation risk and:

•

Currency Risk: The values of foreign investments may be affected by changes in currency rates or exchange control regulations. If the local currency gains strength against the U.S. dollar, the value of the foreign security increases in U.S. dollar terms. Conversely, if the local currency weakens against the U.S. dollar, the value of the foreign security declines in U.S. dollar terms. U.S. dollar-denominated securities of foreign issuers, including depositary receipts, also are subject to currency risk based on their related investments. A Fund is permitted to hedge against foreign currency risk, but normally will not do so.

•

Political/Economic Risk: Changes in economic, tax or foreign investment policies, government stability, war or other political or economic actions may have an adverse effect on a Fund’s foreign investments.

•	Regulatory Risk: Foreign companies often are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements common to U.S. companies.

•

Additional Risks Related to the European Union: Many countries in the European Union are subject to high economic risks because of high levels of debt. Investments in the sovereign debt of European countries such as Greece, Italy and Spain are especially vulnerable. One or more member states might exit the European Union, placing its currency and banking system in jeopardy. The European Union faces major issues involving its membership, structure and fiscal accountability. Efforts to further unify economic and monetary policies, or to impose fiscal and monetary controls, and related political developments may increase the potential for market declines in one member state that can have a similar effect on other member states’ markets and may spread to global markets. These increased risks may persist, and may result in greater risk and volatility in the securities markets in Europe and worldwide. Unexpected adverse events may also trigger widespread efforts to sell affected securities, impairing liquidity and valuation of securities held by a Fund which may prevent the Fund from selling investments before further declines.

Government Stripped Mortgage-Related Securities Risk: In addition to prepayment risk, the yields on government stripped mortgage-related securities are extremely sensitive to prepayment on the underlying mortgage loans. A rapid rate of principal payments will reduce the yield to maturity on interest only mortgage-related securities and increase the yield to maturity on principal only mortgage-related securities. If the underlying mortgage loans experience greater-than anticipated principal payments, a Fund may not fully recoup its initial investment in interest only mortgage-related securities. The market for such securities may be volatile and they are considered illiquid unless certain conditions are met. Investments in government stripped mortgage-related securities may also be subject to valuation risk.

High Yield Securities Risk: Below investment-grade securities, sometimes called “junk bonds,” are considered speculative. These securities have greater risk of default than higher rated securities. The market value of below investment-grade securities is more sensitive to individual corporate developments and economic changes than higher rated securities. The market for below investment-grade securities may be less active than the market for higher rated securities, which can adversely affect the price at which these securities may be sold. Less active markets may diminish a Fund’s ability to obtain accurate market quotations when valuing the portfolio securities and thereby give rise to valuation risk. In addition, a Fund may incur additional expenses if a holding defaults and a Fund has to seek recovery of its principal investment. Below investment-grade securities may also present risks based on payment expectations. For example, these securities may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the Fund would have to replace the security with a lower yielding security resulting in a decreased return for investors.

Initial Public Offerings Risk: Certain Funds may purchase shares issued as part of, or a short period after, a company’s initial public offering (IPOs), and may dispose of those shares shortly after their acquisition. The purchase of shares issued in IPOs exposes a Fund to the risks associated with organizations that have little operating history as public companies, as well as to the risks associated with the sectors of the market in which the issuer operates. The market for IPO shares has been volatile, and share prices of newly-public companies have fluctuated significantly over short periods of time.

Interest Rate Risk: Bond prices generally rise when interest rates decline and decline when interest rates rise. The longer the duration of a bond, the more a change in interest rates affects the bond’s price. Short-term and long-term interest rates may not move the same amount and may not move in the same direction.

Liquidity Risk: Illiquid investments may be difficult to resell at approximately the price they are valued in the ordinary course of business within seven days. When investments cannot be sold readily at the desired time or price, a Fund may have to accept a much lower price, may not be able to sell the investment at all, or may be forced to forego other investment opportunities, all of which may have an impact on returns of the Fund. Illiquid investments also may be subject to valuation risk.

Mortgage-Backed Securities Risk: Mortgage-backed securities that are collateralized by a portfolio of mortgages or mortgage-related securities depend on the payments of principal and interest made by or through the underlying assets, which may not be sufficient to meet the payment obligations of the mortgage-backed securities. Prepayments of principal, which occur more frequently in falling interest rate conditions, may shorten the term and reduce the value of these securities. The quality and value of the underlying collateral may decline, or default, which has become a significant risk for collateral related to sub-prime mortgage loans, especially in a declining residential real estate market.

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Further, these securities generally are privately sold and may not be readily marketable, particularly after a rapid decrease in value. Investments in mortgage-backed securities may also be subject to valuation risk.

Municipal Obligations Risk: Municipal obligations are backed by the entities that issue them and/or other revenue streams. Like other debt securities, prices of municipal debt securities are affected inversely by changes in interest rates and by changes in the credit rating or financial condition of the issuer. Income derived from investments in municipal obligations typically is exempt from regular federal income tax but may be subject to state and local taxes. Capital gains from the disposition of municipal obligations are subject to tax. In addition, interest income on certain municipal obligations may be subject to federal corporate and individual alternative minimum taxes. The municipal obligations market is volatile and may be significantly affected by tax, legislative or political changes. Some municipal obligations are insured, which is intended to guarantee the timely payment of interest and repayment of principal.

Passive Strategy Risk: The S&P 500 Index Fund utilizes a passive investment strategy, attempting to replicate the composition of an unmanaged index of securities. The ability of such Fund to achieve significant correlation between the performance of the Fund and the index may be affected by changes in the securities markets, changes in the composition of the index, the timing of purchases and redemptions of Fund shares, and fees and expenses of the Fund. A fund employing a passive strategy will hold constituent securities of an index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Prepayment Risk: Prices and yields of certain securities such as mortgage-backed securities and asset-backed securities assume the securities will be redeemed at a given time. When interest rates decline, such securities experience higher prepayments because the underlying mortgages or loans are repaid earlier than expected. A Fund’s portfolio manager may be forced to invest the proceeds from prepaid mortgage-backed securities or asset-backed securities at lower rates, which results in a lower return for the Fund. When interest rates increase, such securities experience lower prepayments because borrowers are less likely to repay their loans. This typically reduces the value of the underlying securities.

Real Estate Securities Risk: The securities of issuers that own, construct, manage or sell residential, commercial or industrial real estate are subject to risks in addition to those of other issuers. Such risks include: changes in real estate values and property taxes, overbuilding, variations in rental income, interest rates and changes in tax and regulatory requirements, such as those relating to the environment. Performance of a particular real estate security also may depend on the structure, cash flow, and management skill of the particular company.

Redemption Risk: Each Fund may need to sell its holdings in order to meet shareholder redemption requests. A Fund could experience a loss when selling securities to meet redemption requests if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid. A Fund may be unable to sell illiquid securities at its desired time or price. Illiquidity can be caused by a drop in overall market trading volume, an inability to find a ready buyer, or legal restrictions on the securities’ resale. Certain securities that were liquid when purchased may later become illiquid, particularly in times of overall economic distress.

Repurchase Agreements Risk: A Fund entering into a repurchase agreement may suffer a loss if the other party to the transaction defaults on its obligations and could be delayed or prevented from exercising its rights to dispose of the underlying securities. The value of the underlying securities may decline while the Fund seeks to assert its rights. The Fund could incur additional expenses in asserting its rights or may lose all or part of the income from the agreement.

Reverse Repurchase Agreements Risk: A reverse repurchase agreement involves the risk that the market value of the securities retained by a Fund may decline below the price of the securities the Fund has previously sold but is later obligated to repurchase at a higher price under the agreement.

Restricted Securities Risk: Restricted securities (including Rule 144A securities) may be subject to legal restraints on resale and, therefore, are typically less liquid than other securities. The prices received from reselling restricted securities in privately negotiated transactions may be less than those originally paid by a Fund. Investors in restricted securities may not benefit from the same investor protection requirements as publicly traded securities.

Securities Market Risk is the risk that the value of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities markets may cause multiple asset classes to decline in value simultaneously, although equity securities generally have greater price volatility than fixed income securities. Negative conditions and price declines may occur unexpectedly and dramatically. In addition, the Fund could be forced to sell portfolio securities at an inopportune time in order to meet unusually large or frequent redemption requests in times of overall market turmoil or declining prices for the securities.

•

Stock market risk is the risk that the value of equity securities may decline. Stock prices change daily, sometimes rapidly, in response to company activity and general economic and market conditions. Certain stocks may decline in value even during periods when the prices of equity securities in general are rising, or may not perform as well as the market in general. Stock prices may also experience greater volatility during periods of challenging market conditions such as the one that the market recently

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experienced. Additional stock market risk may be introduced when a particular equity security is traded on a foreign market. For more detail on the related risks involved in foreign markets, see Foreign Investment Risk above.

•

Bond market risk includes the risk that the value and liquidity of debt securities may be reduced under certain circumstances. Bond prices can change daily, sometimes rapidly, in response to issuer activity and general economic and credit market conditions. Bond prices can be volatile and there can be severe limitations in the ability to value or sell certain bonds, including those that are of higher credit quality, during periods of reduced credit market liquidity such as the one that the market has recently experienced.

Style Risk: Securities with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A Fund may underperform other funds that employ a different style. A Fund also may employ a combination of styles that impact its risk characteristics. Examples of different styles include growth and value investing, as well as those focusing on large, medium, or small company securities.

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Growth Investing Risk: Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth potential. Growth-oriented funds will typically underperform when value investing is in favor.

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Value Investing Risk: Undervalued stocks may not realize their perceived value for extended periods of time or may never realize their perceived value. Value stocks may respond differently to market and other developments than other types of stocks. Value-oriented funds typically will underperform when growth investing is in favor.

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Mid-Cap Company Risk: Investments in securities of mid-cap companies could entail greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline more significantly or more rapidly than stocks of larger companies as market conditions change.

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Small-Cap Company Risk: Investing in securities of small-cap companies may involve greater risks than investing in larger, more established companies. Smaller companies may have limited product lines, markets or financial resources. Their securities may trade less frequently and in more limited volume than securities of larger, more established companies. In addition, smaller companies are typically subject to greater changes in earnings and business prospects than are larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks. Although investing in small-cap companies offers potential for above-average returns, the companies may not succeed and their stock prices could decline significantly. Investments in small-cap companies may also be subject to valuation risk.

Valuation Risk: Portfolio securities may be valued using techniques other than market quotations, under the circumstances described under “Calculating Share Value.” The value established for a portfolio security may be different than what would be produced through the use of another methodology or if it had been priced using market quotations. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time and it is possible that a Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Other Risk Considerations

Institutional Investor Risk: Investors may be materially affected by the actions of other large institutional investors (including investors affiliated with GE Asset Management). For example, if a large institutional investor withdraws an investment in a Fund, the Fund could diminish in size by a substantial amount causing the remaining investors to experience higher pro rata operating expenses, resulting in lower returns for such investors. Additionally, if a large institutional investor withdraws an investment in a Fund shortly before the ex-dividend date, other shareholders may be subject to a greater tax burden as a larger distribution will be applied to fewer shares. The purchase or withdrawal by a large investor may result in significant portfolio trading expenses and/or tax implications that are borne by other shareholders.

Disclosure of Portfolio Holdings

GE Asset Management has adopted policies and procedures to protect a Fund’s portfolio information and to prevent the misuse of that information by a third party. GE Asset Management limits disclosure of portfolio information to situations it believes will not result in material harm or disadvantage to investors in the Funds. The Funds will generally disclose on their website (www.geam.com) the complete list of month-end portfolio holdings for each Fund, 30 days after the end of each month. The Money Market Fund will post its monthly schedule of investments within 5 business days after the end of each month. Top 10 portfolio holdings and portfolio characteristics (such as sector and regional weightings) are generally posted monthly for each Fund, 15 days after the end of each month. A description of the Funds’ policies and procedures relating to the disclosure of portfolio holdings is available in the Funds’ SAI.

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About the Investment Adviser

Investment Adviser and Administrator

GE Asset Management, located at 1600 Summer Street, Stamford, Connecticut 06905, is the investment adviser and administrator of each Fund. GE Asset Management is a wholly-owned subsidiary of General Electric Company (GE) and a registered investment adviser. As of December 31, 2012, GE Asset Management had approximately $120 billion of assets under management, of which approximately $20 billion was invested in mutual funds.

For many years, GE’s tradition of ingenuity and customer focus has included financial services. In the late 1920s, through a desire to promote the financial well-being of its employees, GE began managing assets for its employee pension plan. By the mid-1930s, GE pioneered some of the nation’s earliest mutual funds, the Elfun Funds — to be followed years later by the GE Savings and Security Program Funds. The success of these funds spurred growth; eventually GE expanded its mutual fund offerings to include a wide variety of investment products called the GE Family of Funds.

GE Asset Management bases its investment philosophy on two enduring principles. First, GE Asset Management believes that a disciplined, consistent approach to investing can add value to an investment portfolio over the long term. Its commitment to in-depth research, sound judgment and hard work provides investors with an opportunity to take advantage of attractive investments around the world. Second, GE Asset Management follows the same principles of integrity and quality that have guided GE over the past century and have made it the world-class company that it is today.

Each Fund pays GE Asset Management a combined fee for advisory and administrative services that is accrued daily and paid monthly. The advisory and administration fees (“management fees”) for each Fund, except the S&P 500 Index Fund, declines incrementally as Fund assets increase. This means that investors pay a reduced fee with respect to Fund assets over a certain level, or “breakpoint.” The management fee for each Fund, and the relevant breakpoints, are stated in the schedule on the right (fees are expressed as an annual rate up to the maximum annual fee for investment management services).

For certain Funds that have retained sub-advisers to manage all or a portion of the respective Fund’s assets, GE Asset Management pays each sub-adviser an investment sub-advisory fee out of the management fee that it receives from the respective Fund. The investment sub-advisory fee is paid by GE Asset Management monthly and is based upon the average daily net assets of the respective Fund’s assets that are allocated to and managed by the sub-adviser. For their services, GE Asset Management pays an investment sub-advisory fee to each of Palisade Capital Management, L.L.C. (Palisade), Champlain Investment Partners, LLC (Champlain), GlobeFlex Capital, LP (GlobeFlex), Kennedy Capital Management, Inc. (Kennedy) and SouthernSun Asset Management, LLC (SouthernSun), sub-advisers to the Small-Cap Equity Fund, and SSgA Funds Management, Inc. (SSgA FM), the sub-adviser to the S&P 500 Index Fund.

Management Fees:

Each Fund pays GE Asset Management a management fee. The fee is accrued daily and paid monthly at the following rates:

Name of Fund	Average Daily Net Assets of Fund	Annual Rate Percentage
U.S. Equity Fund	First $25 million	0.55%
U.S. Large-Cap Core Equity Fund	Next $25 million	0.45%
Premier Growth Equity Fund	Over $50 million	0.35%
S&P 500 Index Fund	All Assets	0.15%
Small-Cap Equity Fund	First $250 million Next $250 million Over $500 million	0.95% 0.90% 0.85%
International Equity Fund	First $25 million Next $50 million Over $75 million	0.75% 0.65% 0.55%
Income Fund	First $25 million Next $25 million Next $50 million Over $100 million	0.35% 0.30% 0.25% 0.20%
Strategic Investment Fund	First $25 million Next $25 million Over $50 million	0.45% 0.40% 0.35%
Money Market Fund	First $25 million Next $25 million Next $50 million Over $100 million	0.25% 0.20% 0.15% 0.10%

For the fiscal year ended September 30, 2012, the Funds paid GE Asset Management the following management fees as a percentage of average net assets:

Name of Fund	Management Fee Paid
U.S. Equity Fund	0.35%
U.S. Large-Cap Core Equity Fund	0.39%
Premier Growth Equity Fund	0.38%
S&P 500 Index Fund	0.14%
Small-Cap Equity Fund	0.88%
International Equity Fund	0.55%
Income Fund	0.20%
Strategic Investment Fund	0.34%
Money Market Fund	0.11%

From time to time, GE Asset Management may waive or reimburse the management fee paid by a Fund.

Each Fund’s management fee is intended to be a “unitary” fee that includes all operating expenses payable by the Fund, except for fees and expenses associated with the GE Institutional Funds’ independent Trustees, shareholder

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servicing and distribution (12b-1) fees, brokerage fees and commissions, and expenses that are not normal operating expenses of the Fund (such as extraordinary expenses, interest and taxes). The management fee for each Fund, except the S&P 500 Index Fund, fluctuates based upon the average daily net assets of the Fund.

GE Asset Management has a contractual arrangement with each non-money market fund to waive a portion of its management fee charged to a Fund in an amount equal to the management fee payable to GE Asset Management by the Money Market Fund with respect to that Fund’s cash holdings invested in the Money Market Fund, if any. Such contractual management fee waiver arrangement will extend through January 28, 2014, and can be changed or terminated only with the approval of the Board of Trustees and GE Asset Management.

With respect to the Money Market Fund, GE Asset Management has voluntarily undertaken to reduce its management fee and/or subsidize certain expenses of the Fund to the extent necessary to maintain a minimum annualized net yield of 0.00% for all share classes. This voluntary management fee reduction and/or expense subsidy may be modified or discontinued by GE Asset Management at any time without prior notice. There can be no assurance that this fee reduction will be sufficient to avoid any loss.

Board of Trustees’ Approval of Investment Advisory Agreements

The Fund’s semi-annual report to shareholders for the six-month period ended March 31, 2012, contains a discussion regarding the basis for the Funds’ Board of Trustees approval of all investment advisory contracts, including sub-advisory contracts with Palisade, Champlain GlobeFlex, SouthernSun and Kennedy with respect to the Small-Cap Equity Fund, and a sub-advisory contract with SSgA FM with respect to the S&P 500 Index Fund.

Manager of Managers Structure

GE Asset Management and the Funds have received an exemptive order from the SEC to operate under a manager of managers structure that permits GE Asset Management, with the approval of the Board of Trustees, to appoint and replace sub-advisers, enter into sub-advisory agreements, and materially amend and terminate sub-advisory agreements on behalf of the Funds without shareholder approval (the “Manager of Managers Structure”). Under the Manager of Managers Structure, GE Asset Management has ultimate responsibility, subject to oversight of the Funds’ Board of Trustees, for overseeing the Funds’ sub-advisers and recommending to the Board their hiring, termination, or replacement. The SEC order does not apply to any sub-adviser that is affiliated with the Funds or GE Asset Management. Notwithstanding the SEC exemptive order, adoption of the Manager of Managers Structure by a Fund also requires prior shareholder approval, which has been obtained for all Funds except for the S&P 500 Index Fund.

The Manager of Managers Structure enables the Funds to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approvals for matters relating to sub-advisers or sub-advisory agreements. Operation of a Fund under the Manager of Managers Structure will not: (1) permit management fees paid by a Fund to GE Asset Management to be increased without shareholder approval; or (2) diminish GE Asset Management’s responsibilities to a Fund, including GE Asset Management’s overall responsibility for overseeing the portfolio management services furnished by its sub-advisers. Shareholders will be notified of any changes made to sub-advisers or sub-advisory agreements within 90 days of the change.

55

About the Investment Adviser

About the Funds’ Portfolio Managers

Each Fund is managed by either an individual portfolio manager who is primarily responsible for the day-to-day management of the Fund, or a team of portfolio managers, who are jointly and primarily responsible for the day-to-day management of the Fund. The portfolio managers of the Funds generally have final authority over all aspects of their portions of a Fund’s investment portfolio, including securities purchase and sale decisions, portfolio construction techniques and portfolio risk assessment. The following sets forth the roles of the primary portfolio managers of the specified Funds (except for the Money Market Fund) followed by biographical information for each portfolio manager.

Portfolio Management Teams

The U.S. Equity Fund is managed by a team of portfolio managers that includes David B. Carlson, Stephen V. Gelhaus and Paul C. Reinhardt. Each of the foregoing portfolio managers manages one of three sub-portfolios, which comprise the Fund. A sub-portfolio refers to the portion of the Fund’s assets that are allocated to, and managed by, a particular portfolio manager on the Fund’s portfolio management team. The three sub-portfolios are managed independently of each other and the portfolio managers have full discretion over their sub-portfolio. However, as lead portfolio manager for the Fund, Mr. Carlson is vested with the authority to adjust the allocation of assets to each sub-portfolio.

The U.S. Large-Cap Core Equity Fund (formerly the Core Value Equity Fund) is co-managed by Paul C. Reinhardt and Stephen V. Gelhaus. Messrs. Reinhardt and Gelhaus both manage the Fund as a collaborative team. Both portfolio managers have the authority to increase or decrease existing positions in the Fund; however, Mr. Reinhardt, as lead manager, is vested with the authority to purchase securities that are new to the Fund or to divest the Fund of its entire position in a security. Mr. Reinhardt also has veto authority over Mr. Gelhaus’ trade decisions.

The Premier Growth Equity Fund is managed by David B. Carlson.

The Small-Cap Equity Fund is managed by David Wiederecht, who is vested with oversight authority over the Fund’s sub-advisers that provide day-to-day management of the assets of the Fund allocated to them. Mr. Wiederecht has full discretion in determining the assets that are allocated to each sub-adviser. The current sub-advisers of the Fund are as follows: Palisade; Champlain; GlobeFlex; Kennedy; and SouthernSun. Additional information about each sub-adviser can be found under the section entitled — About the Sub-Advisers — Small-Cap Equity Fund later in this Prospectus.

The International Equity Fund is managed by a team of portfolio managers that includes Ralph R. Layman, Jonathan L. Passmore and Michael J. Solecki. As lead portfolio manager for the Fund, Mr. Layman oversees the entire team and assigns a portion of the Fund to each manager, including himself. Each portfolio manager is limited to the management of his or her portion of the Fund, the size of the portion which Mr. Layman determines on an annual basis. The portfolio managers do not operate independently of each other; rather, the team operates collaboratively, communicating purchases or sales of securities on behalf of the Fund.

The Income Fund is managed by a team of portfolio managers that includes William M. Healey, Mark H. Johnson and Vita Marie Pike. Mr. Healey, Mr. Johnson and Ms. Pike are each responsible for a portion of the Fund, the size of which is determined by team consensus and adjusted on a periodic basis, if necessary. Although each portfolio manager manages his or her portion of the Fund independent of the other team members, the team is highly collaborative and communicative.

The Strategic Investment Fund is managed by a team of portfolio managers that includes Greg Hartch and David Wiederecht. Mr. Hartch and Mr. Wiederecht are vested with oversight authority for determining asset allocations for the Fund. Each of the U.S. equity, international equity and fixed income portions of the Fund are managed by separate teams of portfolio managers and analysts. The sub-portfolios underlying the Fund are managed independently of each other, and the portfolio managers have full discretion over their particular sub-portfolio; however, the portfolio management team is collaborative to ensure strict adherence to seek the Fund’s objective. In addition to oversight authority for asset allocation, Mr. Hartch and Mr. Wiederecht may at times adjust the Fund’s investment exposure through the use of various investment techniques, such as investments in derivative instruments and exchange traded funds.

Portfolio Manager Biographies

The following sets forth biographical information for those individuals who are primarily responsible for managing the specified Fund’s investments. The portfolio managers may change from time to time. Except in the case of the Money Market Fund, the SAI provides the following additional information about each portfolio manager (including those of the sub-advisers): (i) portfolio manager’s compensation; (ii) other accounts managed by each portfolio manager; and (iii) each portfolio manager’s ownership of shares of the Fund he/she manages, if any.

David B. Carlson is Chief Investment Officer — U.S. Equities at GE Asset Management. He manages the overall U.S. equity investments for GE Asset Management. Mr. Carlson has served as the portfolio manager for the Premier Growth Equity Fund since the Fund’s commencement, and as a portfolio manager for the U.S. Equity Fund since May 2011. Mr. Carlson joined GE Asset Management in 1982 as a securities analyst for investment operations. He became a Vice President for Mutual Fund Portfolios in 1987, a Senior Vice President in 1989 and an Executive Vice President in 2003.

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Stephen V. Gelhaus is a Senior Vice President of GE Asset Management. He has been a member of the portfolio management teams for the U.S. Equity Fund and the U.S. Large-Cap Core Equity Fund since January 2002. Mr. Gelhaus joined GE Asset Management in June 1991 and was a research analyst in the U.S. Equities group from 1995 through 2001 and became an associate portfolio manager for the U.S. Large-Cap Core Equity Fund in August 1999.

Greg Hartch is an Executive Vice President and the Strategy and Business Development Leader at GE Asset Management. He has served as a portfolio manager to the Strategic Investment Fund since January 2011. Mr. Hartch joined GE Asset Management in 2002 and has held various positions at GE Asset Management including Senior Vice President — Alternative Assets from 2002 to 2004, Director of Fixed Income Research from 2004 to 2007, Managing Director — International Real Estate from 2007 to 2010 and Senior Vice President — Tactical Asset Allocation from 2010 to 2011. He has served as the Strategy and Business Development Leader since 2011 and became an Executive Vice President in 2013.

William M. Healey is a Senior Vice President and Chief Investment Officer — Core Fixed Income of GE Asset Management. He has served on the portfolio management team for the Income Fund since September 1997. Mr. Healey joined GE Asset Management in April 1996 as a portfolio manager, became Vice President in June 2001, Senior Vice President in January 2007 and Chief Investment Officer — Core Fixed Income in April 2012. Prior to joining GE Asset Management, Mr. Healey spent over 10 years in the fixed income group at MetLife.

Mark H. Johnson is a Senior Vice President and Chief Investment Officer — Insurance and Long Duration of GE Asset Management. He has been a member of the portfolio management team for the Income Fund since 2007. Mr. Johnson joined GE in 1998 and GE Asset Management as a Vice President and portfolio manager in 2002. He became Senior Vice President in 2007 and Chief Investment Officer — Insurance and Long Duration in April 2012. Prior to joining GE Asset Management, Mr. Johnson held positions at various insurance companies and public accounting firms.

Ralph R. Layman is an Executive Vice President, Chief Investment Officer Emeritus and a Director of GE Asset Management. Mr. Layman has led the team of portfolio managers for the International Equity Fund since the Fund’s commencement. Mr. Layman joined GE Asset Management in 1991 as a Senior Vice President for International Investments, became an Executive Vice President in 1992, served as President — International Equities from March 2007 to July 2009, President and Chief Investment Officer — Public Equities from July 2009 to March 2012, and has served as Chief Investment Officer Emeritus since March 2012.

Jonathan L. Passmore is a Senior Vice President of GE Asset Management. He has served as a portfolio manager of the International Equity Fund since January 2002. Prior to joining GE Asset Management in January 2001, he was with Merrill Lynch for six years, most recently as Director, international equities.

Vita Marie Pike is a Senior Vice President and Chief Investment Officer — Fixed Income Risk Assets of GE Asset Management. She has served on the portfolio management team for the Income Fund since June 2004. Ms. Pike joined GE in January 2001 and GE Asset Management in January 2002 as a Vice President and Senior Portfolio Manager and became Senior Vice President in November 2010 and Chief Investment Officer — Fixed Income Risk Assets in April 2012. Prior to joining GE Asset Management she was with Alliance Capital for over nine years serving in a number of different capacities including portfolio manager.

Paul C. Reinhardt is a Senior Vice President of GE Asset Management. He has been a portfolio manager for the U.S. Equity Fund and for the U.S. Large-Cap Core Equity Fund since January 2001. Mr. Reinhardt joined GE Asset Management in 1982 as an equity analyst and has been a portfolio manager since 1987.

Michael J. Solecki is a Senior Vice President and Chief Investment Officer — International Equities at GE Asset Management. He has served as a portfolio manager of the International Equity Fund since September 1997. He joined GE Asset Management in 1990 as an international equity analyst. He became a Vice President for international equity portfolios in 1996, and Senior Vice President in 2000, Co-Chief Investment Officer — International Equities in March 2009 and Chief Investment Officer — International Equities in March 2012.

David Wiederecht is the President and Chief Investment Officer — Investment Solutions and a Director at GE Asset Management. He has served as a portfolio manager of the Small-Cap Equity Fund since September 2010, and has served as portfolio manager to the Strategic Investment Fund since January 2011. Mr. Wiederecht joined GE Asset Management in 1988 and has held various positions at GE Asset Management including Vice President — Alternative Investments/Private Equity/Hedge Fund from 1998 to 2004, Managing Director — Alternative Investments from 2004 to 2008, and President and Chief Investment Officer — Investment Solutions since 2008.

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About the Investment Adviser

About the Sub-Advisers

GE Asset Management seeks to make the best managers available to Fund shareholders, whether that means accessing GE Asset Management’s wealth of internal talent or using external talent (sub-advisers). When GE Asset Management feels the need to access specialists outside, it investigates and engages sub-advisers with strong performance records and styles that match the investment objectives of the Funds. GE Asset Management is proud to engage the following sub-advisers to conduct the investment programs for the following Funds .

S&P 500 Index Fund

SSgA Funds Management, Inc. (SSgA FM)

State Street Financial Center

One Lincoln Street

Boston, MA 02111-2900

SSgA FM is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940 and is a wholly owned subsidiary of State Street Corporation (State Street), a publicly held bank holding company. As of December 31, 2012, SSgA FM had approximately $264.87 billion in assets under management. SSgA FM, State Street and other advisory affiliates of State Street make up State Street Global Advisors (SSgA), the investment management arm of State Street. As of December 31, 2012, SSgA had approximately $2.09 trillion in assets under management.

SSgA FM manages portfolios using a team of investment professionals. The team approach is used to create an environment that encourages the flow of investment ideas. The portfolio managers within the team work together in a cohesive manner to develop and enhance techniques that drive the investment process for the respective investment strategy. This approach requires portfolio managers to share a variety of responsibilities including investment strategy and analysis while retaining responsibility for the implementation of the strategy within any particular portfolio. The approach also enables the team to draw upon the resources of other groups within the firm. Each portfolio management team is overseen by the SSgA Investment Committee. Key professionals involved in the day-to-day portfolio management for the Fund include the following:

Karl A. Schneider , CAIA

Karl is a Vice President of SSgA FM and Head of US Equity Strategies for the Global Equity Beta Solutions Team (GEBS), where in addition to overseeing the management of the US equity index strategies, he also serves as a portfolio manager for a number of the group’s passive equity portfolios. Previously with GEBS, he served as a portfolio manager and product specialist for synthetic beta strategies, including commodities, buy/write, and hedge fund replication. Karl is also a member of the SSgA Derivatives Committee.

Prior to joining GEBS, Karl worked as a portfolio manager in SSgA’s Currency Management Group, managing both active currency selection and traditional passive hedging overlay portfolios. He joined State Street in 1996.

Karl holds a BS in Finance and Investments from Babson College and also an MS in Finance from Boston College. He has earned the Chartered Alternative Investment Analyst designation and is a member of the CAIA Association.

John Tucker, CFA

John is a Senior Managing Director of SSgA FM and Co-Head of Passive Equity Strategies in North America. John is responsible for overseeing the management of all equity index strategies and exchange traded funds managed in Boston and Montreal. He is a member of the Senior Management Group.

Previously, John was head of the Structured Products group in SSgA’s London office, where he was responsible for the management of all index strategies in the firm’s second largest investment center. Prior to joining the investment management group, he was the Operations Manager for SSgA’s International Structured Products group, where he was responsible for the operations staff and functions. He joined State Street in 1988.

John received a BA from Trinity College and an MS in Finance from Boston College. He has also earned the Chartered Financial Analyst designation and is a member of the Boston Security Analysts Society and the CFA Institute.

Small-Cap Equity Fund

The assets of the Small-Cap Equity Fund are allocated to and managed by each of the following sub-advisers: (i) Palisade; (ii) Champlain; (iii) GlobeFlex; (iv) Kennedy; and (v) SouthernSun. GE Asset Management is responsible for allocating the Small-Cap Equity Fund’s assets among the sub-advisers (Allocated Assets), and for managing the Fund’s cash position. The following sets forth below the information for each sub-adviser:

Palisade Capital Management, L.L.C. (Palisade)

One Bridge Plaza

Fort Lee, NJ 07024

Palisade has a history of managing small-cap equity portfolios and for several years has provided pension fund services to GE. The company has managed various institutional and private accounts with total assets of $3.63 billion as of December 31, 2012. Palisade translates its experience from various institutional and private accounts to mutual fund portfolios it sub-advises for GE Asset Management. Palisade has managed the Small-Cap Equity Fund since inception.

Palisade’s Allocated Assets are managed by Jack Feiler, Marc Shapiro and Dennison T. “Dan” Veru, members of Palisade’s Investment Policy Committee. Mr. Feiler, Mr. Shapiro and Mr. Veru are jointly and primarily responsible for the strategy of the Allocated Assets and the day-to-day management of the Allocated Assets is executed by Mr. Shapiro.

Jack Feiler, President and Chief Investment Officer — Private Wealth Management, has over 40 years of investment experience and has served as a Chief Investment Officer at Palisade since the commencement of Palisade’s operations in

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April 1995 and is a member of Palisade’s Investment Policy Committee. He has served as a portfolio manager of the Small-Cap Equity Fund since its inception. Prior to joining Palisade, Mr. Feiler was a Senior Vice President-Investments at Smith Barney from 1990 to 1995.

Marc Shapiro, Senior Portfolio Manager, joined Palisade in February 2004. Mr. Shapiro serves as the portfolio manager for Palisade’s Institutional Small Cap Core Equity portfolios. Mr. Shapiro became a senior portfolio manager in March 2012 and had served as the strategy’s associate portfolio manager and as a Senior Vice President of Research for Palisade’s Small Cap Core Equity portfolio since October 2006, with lead research responsibility for a number of sectors, including the Information Technology and Telecom Services sectors. Prior to joining Palisade, Mr. Shapiro was a senior equity analyst at Awad Asset Management and a small cap analyst at Schroders. Mr. Shapiro received his M.S. in Finance from Drexel University and his B.S. in Finance from the College of New Jersey.

Dennison T. (“Dan”) Veru, Executive Vice-President and Chief Investment Officer — Institutional, joined Palisade in March 2000. Since joining Palisade, Mr. Veru has been a member of the Investment Policy Committee and became a principal of Palisade in July 2004. Prior to joining Palisade, he was President and Director of Research of Awad Asset Management, a division of Raymond James Financial. Mr. Veru has been a frequent guest on CNBC, CNN, Fox and Bloomberg television. Prior to Awad, Mr. Veru worked with the Palisade team from 1984 through 1992. Mr. Veru graduated from Franklin & Marshall College.

Champlain Investment Partners, LLC (Champlain)

180 Battery Street

Burlington, VT 05401

Champlain is a registered investment adviser that was formed in 2004 and focuses on managing core small and mid-cap strategies. As of December 31, 2012, Champlain had over $4.39 billion in assets under management. Champlain’s Allocated Assets are managed by a team of investment professionals led by Scott T. Brayman, CFA, who is a co-founder of Champlain.

Scott T. Brayman, CFA, is a Managing Partner and Chief Investment Officer at Champlain and has more than 27 years of investment management experience. Mr. Brayman leads the investment team for both the small and mid-cap strategies at Champlain. Prior to joining Champlain in 2004, Mr. Brayman was a Senior Vice President and served as a portfolio manager at NL Capital Management, Inc. from 2003 to 2004, and served as a portfolio manager with Sentinel Advisers, Inc. from 1996 to 2004, where he was responsible for managing the small-cap and core mid-cap strategies. Mr. Brayman began his career as a credit analyst with the First National Bank of Maryland.

GlobeFlex Capital, LP (GlobeFlex)

4365 Executive Drive, Suite 720

San Diego, CA 92121

GlobeFlex is a registered investment adviser that was formed in 1994 to specialize in equity management for the institutional marketplace, with a focus on both U.S. and international growth small and mid-cap companies. As of December 31, 2012, GlobeFlex had over $3.3 billion in assets under management, and over 37 clients. GlobeFlex’s Allocated Assets are managed by a team of investment professionals led by Robert J. Anslow, who is the co-founder of GlobeFlex.

Robert J. Anslow, is the Managing Partner and Chief Investment Officer responsible for all portfolio management and research activities at GlobeFlex and has more than 30 years of investment management experience. Prior to co-founding GlobeFlex in 1994, Mr. Anslow was a Director of the Systematic and Global Portfolio Management/Research Group at Nicholas-Applegate Capital Management (Nicholas-Applegate) from 1986 to 1994, where he built the first systematic process for international investing. Prior to Nicholas-Applegate, Mr. Anslow was responsible for systematic portfolio management and research processes at two major investment institutions: the California Public Employee’s Retirement System (CalPERS) and BayBanks Investment Management of Boston.

Kennedy Capital Management, Inc. (Kennedy)

10829 Olive Boulevard

St. Louis, MO 63141

Kennedy is a registered investment adviser that was formed in 1980 to provide customized investment management services to corporate and public pension funds, endowments, foundations and multi-employer plans as well as high-net-worth individuals, and specializes in the small and mid-cap asset classes. As of December 31, 2012, Kennedy had approximately $4.37 billion in assets under management. Kennedy’s Allocated Assets is managed by a team of investment professionals led by Mr. Frank Latuda, Jr., CFA.

Frank Latuda Jr., CFA is a Vice President, Director and Chief Investment Officer at Kennedy as well as portfolio manager of Kennedy’s Small Cap Value I, Mid Cap Value, All Cap Value and SMID Cap Value separately-managed portfolios. As Chief Investment Officer, Mr. Latuda also serves as Chairman of Kennedy’s Investment Policy Committee. Mr. Latuda joined Kennedy as an equity analyst in 1997 and served as Director of Research from 1998 until 2000. He has been portfolio manager since October 2000, when he took over the Small Cap Value I portfolio. Prior to joining Kennedy, he was an analyst with Burns, Pauli, Mahoney Company. Mr. Latuda earned a B.S. in Electrical Engineering from the University of Notre Dame, as well as an M.S. in Electrical Engineering and an M.B.A. from the University of Illinois.

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About the Investment Adviser

About the Sub-Advisers

SouthernSun Asset Management, LLC (SouthernSun)

6070 Poplar Avenue, Suite 300

Memphis, TN 38119

SouthernSun, established in 1989, is a registered investment adviser focusing on both U.S. and international value small and mid-cap companies, primarily serving the institutional marketplace. As of December 31, 2012, SouthernSun had over $2.6 billion in assets under management. SouthernSun’s Allocated Assets are managed by a team of investment professionals led by Michael W. Cook, who is the founder of SouthernSun.

Michael W. Cook is the Chief Executive Officer and Chief Investment Officer at SouthernSun responsible for all portfolio management activities for the firm, and has more than 20 years of investment management experience. Prior to founding SouthernSun in 1989, Mr. Cook was a portfolio manager/analyst at Front Street Capital Management from 1986 to 1988, and was an account executive at Merrill Lynch from 1985 to 1986.

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How to Invest

Eligible Investors

The Funds are primarily offered to certain institutional investors, such as defined contribution plans that meet the requirements for qualification under section 401(k) of the Internal Revenue Code (Code), qualified college savings plans under section 529 of the Code, and defined benefit plans, foundations, endowments and corporations investing on their own behalf.

The Funds expect that most of the time each Fund will have relatively few direct shareholder accounts (as compared with most mutual funds) but that each such account will constitute a substantial investment in a Fund.

GE Affiliated Retirement Plans:

Retirement plans (including defined benefit and defined contribution plans) of companies that are affiliated with GE are eligible to invest in the Funds. There is no plan asset size or minimum investment requirements for initial or subsequent purchases of shares of any of the Funds by an eligible affiliated plan investor.

GE Asset Management Defined Contribution Full Service Program:

Retirement plans that participate in GE Asset Management’s defined contribution full service program are eligible to invest in the Funds. There are no plan asset size or minimum investment requirements for initial or subsequent purchases of shares of any of the Funds by an eligible plan investor.

Investment Only Defined Contribution Plan Investors:

Any participant directed defined contribution plan with a minimum plan asset size of $25 million at the time of investment is eligible to invest in the Funds. Additionally, any participant directed defined contribution plan of any asset size that invests through an authorized retirement plan platform that aggregates trades for plan participants through omnibus or pooled account arrangements is eligible to invest in the Funds. There are no minimum investment requirements for initial or subsequent purchases of shares of any of the Funds by an eligible investment only defined contribution plan investor.

Qualified College Savings Plans:

Any college savings plan qualified under section 529 of the Code is eligible to invest in the Funds. There are no minimum investment requirements for initial or subsequent purchases of shares of any of the Funds by a qualified college savings plan.

Direct Institutional Investors:

All other institutional investors, including defined benefit plans, endowments, foundations and corporations purchasing shares for their own accounts directly through the Distributor are eligible to invest in the Funds, subject to a minimum initial investment of $5 million in each Fund for each investor. The minimum investment requirement is waived for each investor (or group of affiliated investors) if such person or group has (or will have) invested at least $25 million at the time of initial investment in one or more investment portfolios or accounts that are advised by GE Asset Management. There is no minimum investment requirement for subsequent purchases.

Other Investors:

Investors may also invest in the Funds through authorized broker-dealers, investment advisers, financial advisers, retirement plan administrators, insurance companies or other financial intermediaries (collectively, the “Financial Intermediaries”) that have entered into a distribution agreement, service agreement or other type of arrangement with GE Asset Management, the Funds or the Distributor with respect to the Funds as of January 29, 2008.

Existing Fund shareholders of record that purchased shares of any Fund prior to or on January 29, 2008 and still hold such shares, may continue to invest in the respective share class of the Fund(s) in which they are invested.

Investors and Financial Intermediaries that were offered the Funds prior to January 29, 2008, and who had made an initial investment in the Funds prior to July 1, 2008, are also eligible to invest in the Funds.

Money Market Fund Only:

Affiliated non-money market mutual funds managed by GE Asset Management are eligible to invest in the Money Market Fund. There are no minimum investment requirements for initial or subsequent purchases of shares of the Money Market Fund by an eligible fund.

“Affiliated” Defined:

The term “affiliated” shall have the meaning as defined in the Investment Company Act of 1940, as amended (1940 Act).

Choosing a Share Class

Choosing a Share Class:

The Funds offer two classes of shares — Investment Class and Service Class.

The Investment Class and the Service Class are identical except that the Service Class shares bear a 0.25% shareholder servicing and distribution fee under a plan adopted pursuant to Rule 12b-1 (12b-1 fee), which requires fees be paid out of the assets of the class. The 12b-1 fee is intended to pay for the cost of promoting the Service Class shares and servicing those shareholder accounts.

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Choosing a Share Class

Investment Class Eligibility:

All eligible Fund investors may invest in the Investment Class shares of the Funds, provided that the cost to GE Asset Management (or its affiliates) for providing or paying for any selling or servicing activities in connection with investor accounts does not typically exceed an amount equal to 0.15% of the average net asset value of such accounts.

Service Class Eligibility:

All other eligible investors that do not qualify to invest in Investment Class shares may invest in the Service Class shares of the Funds, provided that the cost to GE Asset Management (or its affiliates) for providing or paying for any selling or servicing activities in connection with investor accounts does not typically exceed an amount equal to 0.40% (including the 0.25% distribution and service fees or Rule 12b-1 fees) of the average net asset value of such accounts. Investors that do not qualify to invest in either class of Fund shares, may be offered other investment options managed by GE Asset Management.

Opening an Account

Investors must open an account before purchasing Fund shares.

To open an account, investors must:

•	meet the eligibility requirements described in “How to Invest — Eligible Investors”

•	read this Prospectus

•	complete and sign an application. You may obtain an application form from your investment professional or from the Distributor by calling 1-800-242-0134 (Option 1).

Investors may also obtain an account application by writing to the Funds at:

GE Institutional Funds

P.O. Box 9838

Providence, RI 02940

For overnight package delivery, send to:

GE Institutional Funds

4400 Computer Drive

Westborough, MA 01581

In order to prevent the funding of terrorism and money laundering, federal law requires the Funds to obtain, verify, and record information that identifies each investor who opens an account. When an investor opens an account, GE Investment Distributors, Inc. (Distributor) will ask for the investor’s name, address, taxpayer identification number, and possibly other information that identifies the investor. This information is used only for the purpose of establishing and confirming the investor’s identity.

If the investor does not provide the necessary information, the Distributor may not be able to verify the investor’s identity and establish an account for the investor. Once we have received all of the required information, federal law requires us to verify the investor’s identity. After an account is opened, we may restrict the investor’s ability to purchase additional shares until the investor’s identity is verified. If we are unable to verify the investor’s identity within a reasonable time, the Funds reserve the right to close the investor’s account at the current day’s net asset value per share. If the investor’s account is closed for this reason, the investor’s shares will be redeemed at the net asset value per share next calculated after the account is closed.

Residency Requirement

In order to be eligible to open and maintain an account with the Funds, an investor must be a legal resident of the United States (including the U.S. Virgin Islands and Puerto Rico), unless otherwise approved by the Distributor. The Distributor and/or the Funds reserve the right to: (i) pay dividends from net investment income and distributions from net capital gains to non-US residents in a check mailed to them; and (ii) to redeem shares and close the account of an investor who becomes a non-US resident.

Investing through an Authorized Firm

You may invest through an authorized broker-dealer, investment adviser, financial adviser, retirement plan administrator, insurance company, or other financial intermediary that has entered into a distribution agreement, service agreement or other type of arrangement with GE Asset Management, the Distributor or the Fund (Authorized Firms).

If you invest through an Authorized Firm with an investment professional, that professional can provide investment advice, determine the suitability of a particular Fund or Funds, help you set up your new account and make subsequent investments for you. Your investment professional will forward your investment details and payment to the Fund. Your investment professional may charge fees not described in this Prospectus, such as transaction fees. They also may set different minimum investments or limitations on buying or selling shares. Investors are urged to consult their investment professional for more information.

If you invest through an Authorized Firm, your investment professional must receive your transaction order before the close of trading on the New York Stock Exchange (NYSE) (normally 4:00 p.m., Eastern time) that day for your transaction to be effective at the net asset value per share determined on that day. Your investment professional may impose an earlier deadline for the receipt of transaction orders. If you do not submit your order before the deadline set by your Authorized Firm, your order will not be effective until the following business day. Please note that same-day settlement may be available for eligible investments in the Money Market Fund. For more information please refer to “How to Buy Shares” earlier in this Prospectus.

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How to Buy Shares

Your investment professional may receive different compensation for selling one class of shares than for selling another class.

Once an account has been opened, an investor may purchase Fund shares from the Distributor or through an Authorized Firm. The Authorized Firm will be responsible for transmitting the investor’s order to the transfer agent. Investors should contact their Authorized Firm for instructions.

Investors also may purchase shares directly from the transfer agent by wiring federal funds from a U.S. banking institution to BNY Mellon (ABA #011001234 — Account #734985 — BNY Mellon Investment Servicing (US) Inc.) as Agent for GEAM — for further credit to: GE Institutional Funds — [Name of Fund] — Account of: [Investor’s name, address, and account number].

For the initial investment, investors may purchase shares in amounts of $5 million or more with either cash or investment securities acceptable to the relevant Fund. The Distributor will inform investors of the securities acceptable to the Fund. The securities will be accepted by the Fund at their market value in return for Fund shares of equal value.

Requests received in good order will be executed at the net asset value next calculated after receipt of an investment or transaction instructions. Purchase and redemption orders are executed only on days when the NYSE is open for trading. If the NYSE closes early, the deadlines for purchase and redemption orders will be accelerated to the earlier closing time.

An eligible investor in the Money Market Fund will receive same-day settlement of a purchase (and begin earning any dividends that day) if: (1) that investor’s account has been set-up to provide for same-day settlement of all purchases or that investor has specifically requested same-day settlement for that particular purchase transaction, (2) the purchase order is received in good order by the transfer agent on or before the early purchase cut-off time (normally 3:00 p.m. Eastern time on days the net asset value is calculated), and (3) funds for the purchase are received by the transfer agent on or before the close of the Federal Reserve wire transfer system that day (normally 6:00 p.m. Eastern time). If a purchase order for a same-day settlement account or a purchase order requested for same-day settlement is received in good order before the early purchase cut-off time, but the wired funds are not received timely, the investor will be liable for any resulting losses or fees incurred by the Money Market Fund. Purchase orders by accounts set-up for same-day settlement received after the early purchase cut-off time and before the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) will receive normal (next day) settlement.

Please note that the receipt of an order by an Authorized Firm before the early cut-off time would not necessarily meet the early cut-off time requirement. Investors should verify with the Authorized Firm they use whether that Firm is able to transmit their orders (and wire required funds) to the transfer agent before the early cut-off time. Please note that this same-day settlement procedure does not apply to the exchange of shares from other GE Institutional Funds.

The Funds and the Distributor may reject any purchase order or exchange request for any reason and without prior notice.

An individual or Authorized Firm that purchases or holds shares and is determined by the Funds, at any time, to be ineligible to invest in the Funds, will be required to redeem those shares immediately and bear any associated transaction costs, market exposure risks, and tax consequences.

How to Redeem Shares

How to Redeem Shares:

You may take money out of your account by redeeming (selling) some or all of your shares.

If You Invested With an Investment Professional:

Shares purchased with the assistance of an investment professional may be redeemed either by the investment professional or the shareholder of record. Please see your account statement for the telephone number of your investment professional or call Shareholder Services directly at (800) 242-0134 (Option 1).

By Mail

Send a signed written request, stating the share class and number of shares or specific dollar amount you want to sell. Your signature(s) must appear exactly as it does on the account registration.

Mail to:

GE Institutional Funds

P.O. Box 9838

Providence, RI 02940

Overnight Delivery:

GE Institutional Funds

4400 Computer Drive

Westborough, MA 01581

A medallion signature guarantee is required for any redemption:

•	exceeding $50,000

•	mailed to a different address from that on record

•	paid to someone else

•	wired to a financial institution

•	mailed to an address that has been changed within the last 30 days

By Telephone

Shares of a Fund may be redeemed by calling the Distributor at 1-800-242-0134 (Option 1). Telephone privileges may be suspended for a particular account upon notice or if the

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Distributor reasonably believes the caller or the accountholder does not have the legal capacity to effect transactions.

The Distributor will not be responsible for losses resulting from unauthorized telephone transaction instructions if it follows reasonable procedures to verify the identity of the investor.

By Wire

You may redeem your shares by telephone and have the proceeds of the sale wired to a bank that is permitted to conduct business in the United States instead of receiving a check.

•	Minimum wire amount $1,000

•

Include your account number, share class and specific dollar amount you want to redeem in your wire request. Wire instructions must have been provided during initial account setup or subsequently by written request signed by all registered shareholders with a signature guarantee.

Mail your signed, medallion signature guaranteed written request to establish wire privileges to:

GE Institutional Funds

P.O. Box 9838

Providence, RI 02940

Or call the Distributor at 1-800-242-0134 (Option 1).

Special Considerations for Selling Shares

•	If you own more than one share class of a Fund, specify which share class you want to sell. Otherwise, the selling transaction may be delayed.

•

Following the processing of a redemption request, payment of such redemption may take up to seven business days if making immediate payment would adversely affect the Fund. For example, large redemptions that represent a large percentage of a Fund’s assets may take additional time to process and may be subject to an overdraft fee.

•	Redemptions may be suspended or payment postponed when the NYSE is closed, when trading on the NYSE is restricted, or as permitted by the Securities and Exchange Commission.

•

Eligible investors in the Money Market Fund will receive same-day settlement of their redemption and have the proceeds wired that same day (but not be entitled to that day’s dividends) if: (1) that investor’s account has been set- up to provide for same-day settlement of all redemptions or that investor has specifically requested same-day settlement for that particular redemption transaction, and (2) the redemption order is received in good order by the transfer agent on or before the early redemption cut-off time (normally 1:00 p.m. Eastern time on days the net asset value is calculated). Redemption orders by accounts set-up for same day settlement received after the early redemption cut-off time and before the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) will receive normal (next day) settlement. Please note that receipt of a redemption request by an Authorized Firm before the early cut-off time would not necessarily meet the early cut-off time requirement. Investors should verify with the Authorized Firm they use whether that Firm is able to transmit their orders to the Money Market Fund’s transfer agent before the early cut-off time. Please note that same-day settlement does not apply when the settlement of redemptions is delayed for the reasons noted elsewhere in this section, and does not apply to the exchange of shares into other GE Institutional Funds.

•

If the Board of Trustees, including a majority of the independent Trustees, determines that the deviation between the Money Market Fund’s amortized cost price per share and the market based NAV per share may result in material dilution or other unfair results, the Board, subject to certain conditions, may suspend redemptions and payments in order to facilitate the permanent termination of the Money Market Fund in an orderly manner. If this were to occur, it would likely result in a delay in your receipt of redemption proceeds.

Redemptions in Kind

Large redemptions that exceed $250,000 or 1% of a Fund’s assets may be considered detrimental to the Fund’s existing shareholders. Therefore, to the extent permitted by law, the Fund may require that you take a “redemption in kind” and may give you portfolio securities instead of cash proceeds. Such Fund portfolio securities will have to be sold through a broker and you may incur transaction costs when you sell them. The Funds also may redeem shares in kind at your request.

How to Exchange Shares

You may exchange shares of one Fund for the same class of another Fund or for a different class of the same or another Fund, provided you meet the eligibility requirement for the requested share class. Exchanges are permitted provided that the acquired Fund is an investment option available to the investor requesting the exchange and the investor meets the minimum investment requirement, if applicable.

An exchange for the same class of another Fund is a sale and purchase of shares for tax purposes. You may have a taxable gain or loss when you exchange your shares. You may exchange shares by writing the Funds at the appropriate address listed above.

The same-day settlement for the purchase and redemption of shares of the Money Market Fund does not apply to the exchange of those shares from or into another Fund.

Disruptive Trading Policy

The Funds are meant for long-term investing. They are not meant for “market timing” or other types of frequent or short-term

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trading (“disruptive trading”). Disruptive trading can adversely affect Fund performance and the interests of long-term investors by, among other things, interfering with the efficient management of the Fund’s investment portfolio. Accordingly, the Funds have adopted, and the Board of Trustees has approved, policies and procedures reasonably designed to monitor Fund trading activity and, where disruptive trading is detected, to take action to stop such activity. The Funds reserve the right to amend these policies and procedures at any time without prior notice to investors or Authorized Firms.

Direct Investor Accounts

An investor that redeems or exchanges out of a particular Fund (other than the Money Market Fund) within 30 days of a purchase or exchange into that same Fund may be restricted from further investing in any Fund or exchanging between Funds, subject to the exceptions described below, all without prior notice to the investor. The Funds may also restrict investments and exchanges by investors that are believed to have engaged in a pattern of disruptive trading. In addition, the Funds may reject purchase orders or terminate or restrict the exchange privileges of any account associated with a broker-dealer representative, branch office, or firm that the Funds have determined to be a source or facilitator of disruptive trading, even if no disruptive trading has occurred in that particular account. Exchanges and purchases may be permitted again for restricted investors under certain circumstances in the sole discretion of GE Asset Management (or its affiliates).

The foregoing restrictions apply to direct investor accounts and do not apply to shares held on the books of Authorized Firms through omnibus accounts with the Funds. The restrictions applicable to omnibus accounts with Authorized Firms are discussed below.

Exceptions:

The restrictions described above do not apply to (1) systematic withdrawals (e.g., regular periodic automatic redemptions, dividend and capital gain distributions, and systematic share class conversions); (2) systematic purchases (e.g., regular periodic automatic purchases, payroll contributions and dividend reinvestments) where the entity maintaining the shareholder account is able to identify the transaction as a systematic withdrawal or purchase; (3) transactions by fund-of-funds advised by GE Asset Management; (4) transactions initiated by the trustee or adviser to a donor advised charitable fund; and (5) certain transactions (plan contributions, plan benefit payments, plan expenses and portfolio rebalancing) by defined benefit plans that receive asset allocation services by GE Asset Management. The Funds may also exclude small transactions less than the amount set from time to time under the Funds’ policies.

Omnibus Accounts with Authorized Firms

The Funds are also offered through Authorized Firms that may establish an “omnibus” account with the Funds. Because the Funds may not receive information on the trading activity of the underlying individual investors, it may be difficult or impossible for the Funds to detect or stop disruptive trading in omnibus accounts. The difficulty may be even greater if there are multiple tiers of Authorized Firms or if omnibus accounts are used to hide disruptive trading within the trading activity of a large number of underlying investors.

In deciding whether to establish an omnibus account with an Authorized Firm, the Funds will consider whether the Authorized Firm has its own disruptive trading policies and procedures (which policies and procedures may differ materially from those applied by the Fund to direct accounts). If the Authorized Firm has its own disruptive trading policies and procedures, the Funds will seek assurance from the Authorized Firm that such policies and procedures will be effectively enforced.

If the Authorized Firm does not have its own disruptive trading policies and procedures, the Funds will seek to obtain the Authorized Firm’s cooperation in enforcing the Funds’ disruptive trading policies and procedures to the extent feasible. Such cooperation may include periodically providing the Funds with the trading activity of its underlying investors and, if disruptive trading is detected by the Funds, making efforts to stop it.

There are a number of existing omnibus accounts with Authorized Firms that were established prior to the adoption of the foregoing policies and procedures. These Authorized Firms may not have their own disruptive trading policies and procedures and/or the Funds may not have obtained their cooperation in enforcing the Funds’ disruptive trading policies and procedures. The Funds will continue to make reasonable efforts to work with these Authorized Firms to implement the policies and procedures described above, although there is no guarantee that such efforts will be successful.

Defined Contribution Plans

Participants in certain defined contribution plans that exchange out of any Fund (other than the Money Market Fund) may be restricted from further exchanging back into that same Fund for a period of at least 30 days. This restriction does not affect the participant’s ability to exchange into any other investment option that has not been restricted or the participant’s ability to continue contributions into the participant’s defined contribution plan (including that same Fund).

This restriction also does not apply to certain withdrawals (such as distributions, hardship withdrawals and plan loans), systematic rebalancing or loan repayments.

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Reservation of Rights to Reject Purchase or Exchange Orders

The Funds reserve the right to reject any purchase or exchange order at any time for any reason without prior notice to the investor or Authorized Firms.

Limitations on Ability to Prevent Disruptive Trading

Despite the efforts of the Funds and the Distributor to protect the Funds from harm caused by disruptive trading, there is no guarantee that the Funds’ disruptive trading policies and procedures will be effective. As discussed above, it may be difficult or impossible for the Funds to detect or stop disruptive trading in certain omnibus accounts with Authorized Firms. Regardless of whether those Authorized Firms have their own disruptive trading policies and procedures or cooperate in enforcing the Funds’ policies and procedures to the extent feasible, there is no guarantee that they will be effective and they may differ materially from those applied by the Funds to direct accounts. In addition, investors that purposely engage in disruptive trading may employ strategies to avoid detection. Consequently, the Funds may not be able to detect or stop disruptive trading until harm to the Funds has already occurred.

Risks of Disruptive Trading

Disruptive trading, especially involving large dollar amounts, may adversely affect Fund performance and the interests of long-term investors by interfering with efficient portfolio management and the implementation of long-term investment strategies. In particular, disruptive trading may:

•	require a Fund to keep more assets in cash or other liquid holdings than it would otherwise consider appropriate, causing the Fund to miss out on gains in a rising market;

•	require a Fund to sell some of its investments sooner than it would otherwise consider appropriate in order to honor redemptions; and

•	increase brokerage commissions and other portfolio transaction expenses by causing the Fund to buy and sell securities more frequently as assets move in and out.

Funds that invest in foreign securities may be particularly susceptible to disruptive trading because of investors attempting to engage in “time-zone arbitrage,” a trading strategy that exploits the fact that the closing prices of foreign securities owned by the Fund are established some time before the Fund calculates its own share price (which typically occurs at 4:00 p.m. Eastern time). Funds that invest significantly in high-yield bonds or small-cap equity securities may be particularly susceptible to disruptive trading because of investors attempting to engage in “liquidity arbitrage,” a trading strategy that exploits knowledge of the value of securities and the fact that they are often infrequently traded. Such disruptive trading strategies may interfere with the efficient management of a Fund’s portfolio to an even greater degree than other types of disruptive trading and may dilute the value of Fund shares held by other investors.

Redemption Fees (currently suspended)

To discourage shareholders from engaging in disruptive trading in the International Equity Fund, and to offset brokerage commissions, market impact, and other costs associated with disruptive trading, a 2% redemption fee is charged on redemptions of shares of the International Equity Fund. The 2% redemption fee is charged on redemptions of shares of the International Equity Fund that are redeemed (either by selling the shares or exchanging into any other Fund) within 90 days of purchase (either by buying the shares or exchanging into the International Equity Fund), subject to certain exceptions. Shares of the International Equity Fund held for more than 90 days are not subject to the 2% redemption fee. This fee is paid to the International Equity Fund, not GE Asset Management or the Distributor. Shares held the longest will always be redeemed first. If a shareholder transfers shares to a different account registration or converts them to a different share class, the shares will retain their original purchase date for purposes of assessing the redemption fee.

The redemption fee does not apply to shares: (1) acquired through dividends or capital gains investments; (2) purchases through a defined contribution retirement plan (such as 401(k) and 403(b) plans); (3) redeemed because of death or disability, as defined in the Code; (4) that are mandatory retirement distributions of IRA accounts that represent the minimum required distribution from an IRA; and (5) that are redemptions effected through a Systematic Withdrawal Plan. These exceptions apply to shares purchased or redeemed either directly with the Fund or its transfer agent or indirectly through an Authorized Firm.

The 2% redemption fee will also be imposed by Authorized Firms on transactions in shares held in certain omnibus accounts that are not exempt as described above.

The redemption fee has currently been suspended. It may be reinstated at any time without prior notice.

Medallion Signature Guarantee

All signature guarantees must be executed by a commercial bank, trust company, broker/dealer, credit union, national securities exchange or registered association, clearing agency or savings association. The Funds may require additional information for redemptions made by corporations, executors, administrators, trustees, guardians or persons utilizing a power of attorney. A redemption request will not be deemed received in good order until the Funds have received all information typically required to assure the security of a particular account.

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Distribution and Shareholder Service Fees

12b-1 Plan

The Funds have adopted a Shareholder Servicing and Distribution Plan (Plan) pursuant to Rule 12b-1 under the 1940 Act with respect to the Service Class shares of each Fund. Under the Plan, GE Institutional Funds will pay the Distributor with respect to the Service Class shares of a Fund, fees for shareholder and distribution services provided to that class of shares at an annual rate of 0.25% of the value of the average daily net assets of such Fund attributable to the Service Class shares. Fees to be paid with respect to the Funds under the Plan will be calculated daily and paid monthly. The annual fees payable with respect to the Service Class shares of a Fund are intended to compensate the Distributor or enable the Distributor to compensate other persons (Service Providers), for providing ongoing service and/or maintenance of the accounts of shareholders of the Fund and to compensate the Distributor or enable the Distributor to compensate Service Providers, for providing services that are primarily intended to result in, or that are primarily attributable to, the sale of shares of the Fund. Because these fees are paid out of a Fund’s assets on an ongoing basis, over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

These distribution and service fees may be voluntarily reduced by the Distributor on a temporary basis for the Income Fund and the Money Market Fund with respect to the Service Class shares and may return to their stated levels at any time without prior notice.

Other Compensation Arrangements

GE Asset Management and its affiliates, at their own expense and out of their own legitimate profits or other resources, pay various amounts of additional compensation to certain Authorized Firms. This additional compensation constitutes payments over and above other types of shareholder servicing and distribution payments described elsewhere in this Prospectus. Firms that receive these payments may be affiliated with GE Asset Management.

Payments may relate to selling and/or servicing activities, such as: access to an Authorized Firm’s customers or networks; recordkeeping services; aggregating, netting and transmission of orders; generation of sales and other informational materials; individual or broad-based marketing and sales activities; wholesale activities; conferences; retention of assets; new sales of Fund shares, and a wide range of other activities.

Compensation amounts generally vary, and can include various initial and on-going payments. Additional compensation may also be paid to broker-dealers who offer certain Funds as part of a special preferred-list or other preferred treatment program. As part of such a program, broker-dealers would promote the Funds rather than other mutual funds.

GE Asset Management does not direct the Funds’ portfolio securities transactions, or otherwise compensate broker-dealers in connection with any Fund’s portfolio transactions in consideration of sales of Fund shares.

GE Asset Management and its affiliates also may pay financial consultants for products and/or services such as: (i) performance analytical software, (ii) attendance at, or sponsorship of, professional conferences, (iii) product evaluations and other types of investment consulting and (iv) asset/liability studies and other types of retirement plan consulting. GE Asset Management and its affiliates may also provide non-cash compensation to financial consultants, including occasional gifts, meals, or other entertainment. These activities may create, or could be viewed as creating, an incentive for such consultants or their employees or associated persons to recommend or sell shares of the Funds to their client investors.

Authorized Firms and consultants that receive these various types of payments (including those affiliated with GE Asset Management) may have a conflict of interest in recommending or selling the Funds rather than other mutual funds to their client investors, particularly if these payments exceed the amounts paid by other mutual funds. Ask your investment professional or visit your financial intermediary’s website for more information.

67

Dividends, Capital Gains and Other Tax Information

Most Funds pay dividends from net investment income and distributions from net capital gains once each year. Unless you instruct a Fund to pay dividends from net investment income and distributions from net capital gains to you in a check mailed to you, they will be automatically reinvested in your account. There are no fees or charges to reinvest dividends or distributions. The Funds reserve the right to pay dividends from net investment income and distributions from net capital gains (net of applicable withholding taxes, if any) to non-US residents in a check mailed to them.

The Funds are subject to a 4% excise tax on undistributed net investment income and net capital gains. To avoid this tax, the Funds may pay dividends from net investment income and distribute net capital gains more frequently.

Fund	Distribution Schedule
U.S. Equity Fund S&P 500 Index Fund U.S. Large-Cap Core Equity Fund Premier Growth Equity Fund Small-Cap Equity Fund International Equity Fund Strategic Investment Fund	• Dividends are typically declared and paid annually. • Short-term and long-term capital gains, if any, are typically declared and paid annually.
Income Fund Money Market Fund	• Dividends are declared daily and paid monthly. • Short-term and long-term capital gains, if any, are typically declared and paid annually.

Taxes

Tax issues can be complicated. We suggest you see your investment professional or tax advisor for any questions you may have.

Except for investments in tax-deferred accounts, you generally will owe taxes on amounts distributed to you. Dividends and distributions from net investment income and short-term capital gains are taxed as ordinary income. Long-term capital gains are taxed at the long-term capital gains rate regardless of how long you have owned your shares. Distributions generally will be taxed in the same manner whether they are received in cash or reinvested.

In addition, if you sell or redeem Fund shares, you generally will realize a capital gain or loss, which will be long-term or short-term, depending upon how long you held those shares. If you exchange shares for the same class of another GE Institutional Fund, the exchange will be treated as a sale and purchase of shares for tax purposes.

If you buy shares of a Fund that has accumulated income or realized capital gains but has not yet distributed the income or gains shortly before the ex-dividend date, you will be “buying a dividend” by paying the full price for shares of the Fund but may receive part of the purchase price back in the form of a taxable distribution. To avoid “buying a dividend,” you should check the respective Fund’s distribution schedule prior to investing. You are responsible for any tax liabilities generated by your transaction.

Supplemental Information About After-Tax Performance Figures

The after-tax figures are hypothetical figures because there were no individual shareholders subject to taxation invested in the Fund at the time. As a result, for tax-deferred or tax-exempt organizations, the impact of taxes may be greater and the stated after-tax returns may be lower than shown.

Taxes on Transactions

Redemptions (including exchanges) may result in capital gains or losses for federal income tax purposes. A capital gain or loss on your investment is generally the difference between the cost basis of your shares and the proceeds you receive upon sale.

Tax Statement

You will receive an annual statement summarizing your dividend and capital gains distributions. Please consult a tax advisor if you have questions about your specific tax situation.

Backup Withholding

If you do not provide complete and certified taxpayer identification information, each Fund is obligated by law to withhold 28% of taxable Fund distributions and the proceeds from redemption of Fund shares.

Additional Information

Additional information concerning the taxation of the Funds and their shareholders is contained in the SAI. You should consult your own tax advisor concerning federal, state and local taxation of distributions from the Funds.

68

GE Institutional Funds Prospectus

January 28,  2013

Calculating Share Value

Fund shares are sold and redeemed at net asset value (NAV). The NAV of each share is calculated as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, each day the NYSE is open for trading. The NYSE is closed on certain holidays listed in the SAI. The value of the portfolio securities held by each Fund may change on days when shareholders will not be able to purchase or redeem the Fund’s shares.

The NAV per share class for each Fund is determined by adding the value of the Fund’s investments, cash, and other assets attributable to that class, subtracting its liabilities, and then dividing the result by the number of that class’ outstanding shares.

A Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sales price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid price as reported by an independent pricing service. The pricing services use various pricing models for each asset class. The inputs and assumptions to the models of the pricing services are derived from market observable sources, which may include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers and other market related data. Since many fixed income securities do not trade on a daily basis, the methodology of a pricing service may also use other available information such as benchmark curves, benchmarking of similar securities, sector groupings and matrix pricing, as applicable. Thus, certain securities may not be priced using market quotations, but rather determined from market observable information. In the absence of a reliable bid price from such a pricing service, debt securities may be valued based on broker or dealer supplied valuations or quotations.

A Fund may use non-binding broker or dealer quotes for valuation when there is limited or no relevant market activity for a specific investment or for other investments that share similar characteristics, and a price is not provided by a pricing service or is deemed not to be reliable.

A Fund’s written or purchased options are valued at the last sales price or, if no sales occurred that day, at the last reported bid price. Portfolio securities of the Money Market Fund and any short-term securities of sufficient credit quality held by any other Fund with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost. All assets and liabilities of the Funds initially expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuters exchange rate computed at 11:00 a.m. Eastern time.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Funds’ Board of Trustees that are designed to establish its “fair” value. Those procedures require that the fair value of a security be established by a valuation committee of GE Asset Management. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security’s primary market and before the close of regular trading on the NYSE. This independent fair value pricing service uses a proprietary model to identify affected securities, taking into consideration various factors, and the fair value of such securities may be something other than the last available quotation or other market price.

Fair value determinations generally are used for securities whose value is affected by a significant event that may materially affect the value of a security, and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Fund’s NAV.

The value established for such a portfolio security valued other than by use of a market quotation (as described above) may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time and it is possible that the Fund would incur a loss because a portfolio security is sold at a discount to its established value. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Portfolio securities that are valued using techniques other than market quotations, particularly securities that are “fair valued,” are subject to valuation risk.

69

Financial Highlights

The financial highlights tables that follow are intended to help you understand a Fund’s financial performance for the fiscal years or periods ended September 30. Certain information reflects financial results for a single Fund share.

The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). Fiscal year end information has been derived from the Funds’ financial statements which, for each period, have been audited by KPMG LLP, independent registered public accounting firm, whose reports, along with the Funds’ financial statements, is included in the Funds’ Annual Report, which is available upon request.

70

GE Institutional Funds Prospectus

January 28, 2013

Selected data based on a share outstanding throughout the periods indicated

U.S. Equity Fund
	INVESTMENT CLASS					SERVICE CLASS
	9/30/12	9/30/11	9/30/10	9/30/09	9/30/08	9/30/12	9/30/11	9/30/10	9/30/09	9/30/08
Inception date					11/25/97					1/3/01
Net asset value, beginning of period	$10.07	$10.50	$10.18	$10.73	$14.67	$10.24	$10.67	$10.24	$10.71	$14.64
Income (loss) from investment operations:
Net investment income (loss)	0.16*	0.13	0.13	0.14	0.16	0.14*	0.10*	0.11*	0.13*	0.14
Net realized and unrealized gains (losses) on investments	2.80*	(0.42)	0.32	(0.54)	(2.50)	2.84*	(0.41)*	0.32*	(0.48)*	(2.51)
Total income (loss) from investment operations	2.96	(0.29)	0.45	(0.40)	(2.34)	2.98	(0.31)	0.43	(0.35)	(2.37)
Less distributions from:
Net investment income (loss)	0.13	0.14	0.13	0.15	0.18	0.10	0.12	—	0.12	0.14
Net realized gains	—	—	—	—	1.42	—	—	—	—	1.42
Total distributions	0.13	0.14	0.13	0.15	1.60	0.10	0.12	—	0.12	1.56

Net asset value, end of period	$ 12.90	$10.07	$10.50	$10.18	$10.73	$13.12	$10.24	$10.67	$10.24	$10.71

Total Return (a)	29.68%	(2.92)%	4.40%	(3.26)%	(17.63)%	29.33%	(3.08)%	4.20%	(2.89)%	(17.83)%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$658,065	$522,532	$421,381	$432,050	$462,644	$3,133	$2,402	$2,682	$170	$22,253
Ratios to average net assets:
Net investment income (loss)	1.39%	1.13%	1.24%	1.61%	1.21%	1.14%	0.87%	1.11%	1.80%	0.96%
Net expenses	0.36%(b)	0.36%(b)	0.36%(b)	0.37%(b)	0.36%(b)	0.61%(b)	0.61%(b)	0.61%(b)	0.62%(b)	0.61%(b)
Gross expenses	0.37%(e)	0.37%	0.37%	0.38%	0.37%	0.62%(e)	0.62%	0.62%	0.63%	0.62%
Portfolio turnover rate	71%	44%	41%	51%	55%	71%	44%	41%	51%	55%

S&P 500 Index Fund
	INVESTMENT CLASS					SERVICE CLASS
	9/30/12	9/30/11	9/30/10	9/30/09	9/30/08	9/30/12	9/30/11	9/30/10	9/30/09	9/30/08
Inception date					11/25/97					9/30/05
Net asset value, beginning of period	$ 10.91	$10.98	$10.18	$11.23	$14.69	$10.86	$10.93	$10.14	$11.19	$14.64
Income (loss) from investment operations:
Net investment income (loss)	0.26*	0.23*	0.21*	0.23	0.26	0.22*	0.20*	0.17*	0.22	0.24
Net realized and unrealized gains (losses) on investments	2.95*	(0.09)*	0.80*	(1.03)	(3.46)	2.98*	(0.09)*	0.80*	(1.04)	(3.46)
Total income (loss) from investment operations	3.21	0.14	1.01	(0.80)	(3.20)	3.20	0.11	0.97	(0.82)	(3.22)
Less distributions from:
Net investment income (loss)	0.41	0.21	0.21	0.25	0.26	0.09	0.18	0.18	0.23	0.23
Net realized gains	—	—	—	—	—	—	—	—	—	—
Total distributions	0.41	0.21	0.21	0.25	0.26	0.09	0.18	0.18	0.23	0.23

Net asset value, end of period	$ 13.71	$10.91	$10.98	$10.18	$11.23	$ 13.97	$10.86	$10.93	$10.14	$11.19

Total Return (a)	30.07%	1.07%	9.96%	(6.51)%	(22.13)%	29.65%	0.88%	9.60%	(6.84)%	(22.28)%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$ 31,997	$25,664	$36,361	$35,332	$119,460	$ 4,496	$1,742	$30,146	$939	$1,087
Ratios to average net assets:
Net investment income (loss)	2.03%	1.86%	1.97%	2.75%	2.03%	1.76%	1.60%	1.67%	2.44%	1.79%
Net expenses	0.15%(b)	0.15%(b)	0.15%(b)	0.16%(b)	0.15%(b)	0.40%(b)	0.36%(b)	0.40%(b)	0.41%(b)	0.40%(b)
Gross expenses	0.16%(e)	0.16%	0.15%	0.16%	0.15%	0.41%(e)	0.40%	0.40%	0.41%	0.40%
Portfolio turnover rate	11%	4%	13%	17%	17%	11%	4%	13%	17%	17%

See Notes to Financial Statements	71

Financial Highlights

Selected data based on a share outstanding throughout the periods indicated

U.S. Large-Cap Core Equity Fund
	INVESTMENT CLASS					SERVICE CLASS
	9/30/12	9/30/11	9/30/10	9/30/09	9/30/08	9/30/12	9/30/11	9/30/10	9/30/09	9/30/08
Inception date					2/2/00					9/30/05
Net asset value, beginning of period	$8.76	$9.11	$8.68	$9.60	$12.43	$8.71	$9.06	$8.65	$9.58	$12.40
Income (loss) from investment operations:
Net investment income (loss)	0.18	0.16*	0.17	0.16	0.16	0.17	0.14*	0.15*	0.14	0.14
Net realized and unrealized gains (losses) on investments	2.25	(0.35)*	0.40	(0.75)	(1.88)	2.22	(0.35)*	0.40*	(0.75)	(1.87)
Total income (loss) from investment operations	2.43	(0.19)	0.57	(0.59)	(1.72)	2.39	(0.21)	0.55	(0.61)	(1.73)
Less distributions from:
Net investment income (loss)	0.14	0.16	0.14	0.17	0.14	0.12	0.14	0.14	0.16	0.12
Net realized gains	0.11	—	—	0.16	0.97	0.11	—	—	0.16	0.97
Total distributions	0.25	0.16	0.14	0.33	1.11	0.23	0.14	0.14	0.32	1.09

Net asset value, end of period	$10.94	$8.76	$9.11	$8.68	$9.60	$10.87	$8.71	$9.06	$8.65	$9.58

Total Return (a)	28.27%	(2.32)%	6.64%	(5.27)%	(15.02)%	27.88%	(2.54)%	6.35%	(5.50)%	(15.18)%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$185,990	$159,556	$121,524	$121,866	$95,082	$3,191	$2,769	$2,549	$713	$32
Ratios to average net assets:
Net investment income (loss)	1.80%	1.63%	1.91%	2.20%	1.45%	1.55%	1.37%	1.72%	1.76%	1.20%
Net expenses	0.39%(b)	0.39%(b)	0.41%(b)	0.43%(b)	0.42%(b)	0.64%(b)	0.64%(b)	0.66%(b)	0.67%(b)	0.67%(b)
Gross expenses	0.39%	0.40%	0.41%	0.43%	0.43%	0.64%	0.65%	0.66%	0.68%	0.67%
Portfolio turnover rate	83%	44%	56%	62%	62%	83%	44%	56%	62%	62%

Premier Growth Equity Fund
	INVESTMENT CLASS					SERVICE CLASS
	9/30/12	9/30/11	9/30/10	9/30/09	9/30/08	9/30/12	9/30/11	9/30/10	9/30/09	9/30/08
Inception date					10/29/99					1/3/01
Net asset value, beginning of period	$8.05	$8.03	$7.60	$9.59	$12.46	$7.98	$7.95	$7.53	$9.53	$12.41
Income (loss) from investment operations:
Net investment income (loss)	0.10*	0.06	0.04*	0.06	0.07	0.07*	0.04*	0.02*	(0.10)	0.64
Net realized and unrealized gains (losses) on investments	2.77*	(0.01)	0.44*	(0.85)	(1.76)	2.76*	(0.01)*	0.45*	(0.71)	(2.41)
Total income (loss) from investment operations	2.87	0.05	0.48	(0.79)	(1.69)	2.83	0.03	0.47	(0.81)	(1.77)
Less distributions from:
Net investment income (loss)	0.09	0.03	0.05	0.09	0.07	0.07	—	0.05	0.08	—
Net realized gains	—	—	—	1.11	1.11	—	—	—	1.11	1.11
Total distributions	0.09	0.03	0.05	1.20	1.18	0.07	—	0.05	1.19	1.11

Net asset value, end of period	$10.83	$8.05	$8.03	$7.60	$9.59	$10.74	$7.98	$7.95	$7.53	$9.53

Total Return (a)	35.95%	0.64%	6.39%	(3.22)%	(14.62)%	35.65%	0.38%	6.20%	(3.52)%	(15.30)%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$257,923	$221,273	$246,218	$249,573	$268,005	$2,148	$1,692	$3,157	$3,098	$3,014
Ratios to average net assets:
Net investment income (loss)	0.98%	0.66%	0.55%	0.91%	0.69%	0.73%	0.41%	0.30%	0.66%	0.24%
Net expenses	0.38%(b)	0.38%(b)	0.38%(b)	0.39%(b)	0.37%(b)	0.63%(b)	0.63%(b)	0.63%(b)	0.64%(b)	0.62%(b)
Gross expenses	0.38%	0.38%	0.38%	0.40%	0.37%	0.63%	0.63%	0.63%	0.65%	0.62%
Portfolio turnover rate	15%	26%	21%	24%	28%	15%	26%	21%	24%	28%

72	See Notes to Financial Statements

GE Institutional Funds Prospectus

January 28, 2013

Selected data based on a share outstanding throughout the periods indicated

Small-Cap Equity Fund
	INVESTMENT CLASS					SERVICE CLASS
	9/30/12	9/30/11	9/30/10	9/30/09	9/30/08	9/30/12	9/30/11	9/30/10	9/30/09	9/30/08
Inception date					8/3/98					9/30/05
Net asset value, beginning of period	$13.05	$12.61	$11.11	$12.35	$16.51	$13.11	$12.69	$11.17	$12.31	$16.47
Income (loss) from investment operations:
Net investment income (loss)	0.04	0.05	0.03	0.05	0.10	0.00(c)	0.01*	—*	0.12	0.06
Net realized and unrealized gains (losses) on investments	3.86	0.40	1.51	(1.20)	(2.67)	3.87	0.41*	1.52*	(1.25)	(2.67)
Total income (loss) from investment operations	3.90	0.45	1.54	(1.15)	(2.57)	3.87	0.42	1.52	(1.13)	(2.61)
Less distributions from:
Net investment income (loss)	0.06	0.01	0.04	0.09	0.08	0.02	—	0.00(c)	0.01	0.04
Net realized gains	0.09	—	—	—	1.51	0.09	—	—	—	1.51
Total distributions	0.15	0.01	0.04	0.09	1.59	0.11	0.00(c)	0.00(c)	0.01	1.55

Net asset value, end of period	$16.80	$13.05	$12.61	$11.11	$12.35	$16.87	$13.11	$12.69	$11.17	$12.31

Total Return (a)	30.03%	3.53%	13.91%	(9.07)%	(16.86)%	29.63%	3.31%	13.61%	(9.20)%	(17.14)%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$966,702	$759,833	$722,935	$609,835	$635,849	$ 44	$32	$28	$28	$87
Ratios to average net assets:
Net investment income (loss)	0.27%	0.31%	0.24%	0.51%	0.68%	0.04%	0.07%	(0.01)%	0.34%	0.43%
Net expenses	0.89%(b)	0.89%(b)	0.89%(b)	0.91%(b)	0.60%(b)	1.14%(b)	1.13%(b)	1.14%(b)	1.16%(b)	0.85%(b)
Gross expenses	0.90%(e)	0.89%	0.91%	0.93%	0.61%	1.15%(e)	1.14%	1.16%	1.18%	0.86%

Portfolio turnover rate	36%	46%	46%	49%	73%	36%	46%	46%	49%	73%

International Equity Fund
	INVESTMENT CLASS					SERVICE CLASS
	9/30/12	9/30/11	9/30/10	9/30/09	9/30/08	9/30/12	9/30/11	9/30/10	9/30/09	9/30/08
Inception date					11/25/97					1/3/01
Net asset value, beginning of period	$ 9.25	$10.90	$10.90	$13.51	$19.96	$ 9.17	$10.80	$10.83	$13.44	$19.88
Income (loss) from investment operations:
Net investment income (loss)	0.20*	0.23	0.20*	0.20	0.43	0.14*	0.19	0.17*	0.00	0.54
Net realized and unrealized gains (losses) on investments	1.47*	(1.70)	0.01*	(1.32)	(5.31)	1.49*	(1.68)	0.00*	(1.13)	(5.44)
Total income (loss) from investment operations	1.67	(1.47)	0.21	(1.12)	(4.88)	1.63	(1.49)	0.17	(1.13)	(4.90)
Less distributions from:
Net investment income (loss)	0.24	0.18	0.21	0.38	0.31	0.21	0.14	0.20	0.37	0.28
Net realized gains	—	—	—	1.11	1.26	—	—	—	1.11	1.26
Total distributions	0.24	0.18	0.21	1.49	1.57	0.21	0.14	0.20	1.48	1.54

Net asset value, end of period	$ 10.68	$9.25	$10.90	$10.90	$13.51	$ 10.59	$9.17	$10.80	$10.83	$13.44

Total Return (a)	18.43%	(13.83)%	1.93%	(5.34)%	(26.41)%	18.11%	(14.01)%	1.57%	(5.52)%	(26.60)%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$1,984,087	$1,876,948	$2,289,643	$2,038,051	$1,892,548	$119,576	$344,024	$486,064	$546,589	$53,692
Ratios to average net assets:
Net investment income (loss)	2.03%	1.95%	1.85%	2.44%	2.62%	1.39%	1.68%	1.64%	2.29%	2.78%
Net expenses	0.56%(b)	0.55%(b)	0.56%(b)	0.55%(b)	0.55%(b)	0.81%(b)	0.80%(b)	0.81%(b)	0.80%(b)	0.80%(b)
Gross expenses	0.56%	0.56%	0.56%	0.56%	0.56%	0.81%	0.81%	0.81%	0.80%	0.81%
Portfolio turnover rate	50%	41%	49%	41%	38%	50%	41%	49%	41%	38%

See Notes to Financial Statements	73

Financial Highlights

Selected data based on a share outstanding throughout the periods indicated

Income Fund
	INVESTMENT CLASS					SERVICE CLASS
	9/30/12	9/30/11	9/30/10	9/30/09	9/30/08	9/30/12	9/30/11	9/30/10	9/30/09	9/30/08
Inception date					11/21/97					9/30/05
Net asset value, beginning of period	$9.73	$9.51	$9.06	$8.94	$9.29	$9.94	$9.70	$9.25	$9.12	$9.30
Income (loss) from investment operations:
Net investment income (loss)	0.25	0.34	0.35	0.37	0.43	0.24	0.32	0.32*	0.36	0.37
Net realized and unrealized gains (losses) on investments	0.44	0.22	0.47	0.13	(0.35)	0.44	0.24	0.49*	0.14	(0.14)
Total income (loss) from investment operations	0.69	0.56	0.82	0.50	0.08	0.68	0.56	0.81	0.50	0.23
Less distributions from:
Net investment income (loss)	0.26	0.34	0.37	0.37	0.43	0.24	0.32	0.36	0.36	0.41
Net realized gains	0.15	—	—	0.01	—	0.15	—	—	0.01	—
Total distributions	0.41	0.34	0.37	0.38	0.43	0.39	0.32	0.36	0.37	0.41

Net asset value, end of period	$10.01	$9.73	$9.51	$9.06	$8.94	$10.23	$9.94	$9.70	$9.25	$9.12

Total Return (a)	7.28%	6.01%	9.24%	5.88%	0.80%	7.02%	5.91%	8.87%	5.59%	2.41%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$372,643	$375,669	$397,055	$360,894	$324,385	$ 320	$306	$268	$276	$453
Ratios to average net assets:
Net investment income (loss)	2.58%	3.59%	3.72%	4.29%	4.64%	2.33%	3.33%	3.47%	4.09%	4.06%
Net expenses	0.21%(b)	0.20%(b)	0.18%(b)	0.20%(b)	0.20%(b)	0.46%(b)	0.45%(b)	0.44%(b)	0.45%(b)	0.43%(b)
Gross expenses	0.23%(e)	0.23%	0.23%	0.23%	0.23%	0.48%(e)	0.48%	0.48%	0.48%	0.47%
Portfolio turnover rate	403%	393%	383%	357%	485%	403%	393%	383%	357%	485%

Strategic Investment Fund
	INVESTMENT CLASS					SERVICE CLASS
	9/30/12	9/30/11	9/30/10	9/30/09	9/30/08	9/30/12	9/30/11	9/30/10	9/30/09	9/30/08
Inception date					10/29/99					9/30/05
Net asset value, beginning of period	$ 10.23	$10.71	$10.18	$10.62	$13.45	$ 10.17	$10.58	$10.12	$10.57	$13.42
Income (loss) from investment operations:
Net investment income (loss)	0.22*	0.22	0.18	0.17	0.26	0.18*	0.19*	0.11*	0.16	0.18
Net realized and unrealized gains (losses) on investments	1.66*	(0.51)	0.52	(0.32)	(2.32)	1.66*	(0.50)*	0.50*	(0.33)	(2.27)
Total income (loss) from investment operations	1.88	(0.29)	0.70	(0.15)	(2.06)	1.84	(0.31)	0.61	(0.17)	(2.09)
Less distributions from:
Net investment income (loss)	0.23	0.19	0.17	0.25	0.25	0.21	0.10	0.15	0.24	0.24
Net realized gains	—	—	—	0.04	0.52	—	—	—	0.04	0.52
Total distributions	0.23	0.19	0.17	0.29	0.77	0.21	0.10	0.15	0.28	0.76

Net asset value, end of period	$ 11.88	$10.23	$10.71	$10.18	$10.62	$ 11.80	$10.17	$10.58	$10.12	$10.57

Total Return (a)	18.67%	(2.85)%	6.89%	(0.80)%	(16.13)%	18.39%	(3.04)%	6.09%	(1.04)%	(16.44)%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$742,918	$629,230	$659,553	$570,071	$522,383	$ 61	$34	$37	$637	$715
Ratios to average net assets:
Net investment income (loss)	1.93%	1.95%	1.83%	2.04%	2.24%	1.69%	1.70%	1.17%	1.81%	1.87%
Net expenses	0.34%(b)	0.34%(b)	0.32%(b)	0.31%(b)	0.34%(b)	0.59%(b)	0.59%(b)	0.57%(b)	0.56%(b)	0.57%(b)
Gross expenses	0.36%(e)	0.36%	0.36%	0.36%	0.36%	0.61%(e)	0.61%	0.61%	0.61%	0.61%
Portfolio turnover rate	188%	187%	152%	177%	177%	188%	187%	152%	177%	177%

74	See Notes to Financial Statements

GE Institutional Funds Prospectus

January 28, 2013

Selected data based on a share outstanding throughout the periods indicated

Money Market Fund
	INVESTMENT CLASS					SERVICE CLASS
	9/30/12	9/30/11	9/30/10	9/30/09	9/30/08	9/30/12	9/30/11	9/30/10	9/30/09	9/30/08
Inception date					12/2/97					9/30/05
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations:
Net investment income (loss)	0.00(c)	0.00(c)	0.00(c)	0.01	0.03	0.00(c)	0.00(c)	0.00(c)	0.01	0.03
Total income from investment operations	0.00	0.00(c)	0.00(c)	0.01	0.03	0.00	0.00(c)	0.00(c)	0.01	0.03
Less distributions from:
Net investment income (loss)	0.00(c)	0.00(c)	0.00(c)	0.01	0.03	0.00(c)	0.00(c)	—	0.01	0.03
Total distributions	—	0.00(c)	0.00(c)	0.01	0.03	—	0.00(c)	—	0.01	0.03

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return (a)	0.07%	0.08%	0.04%	0.80%	3.25%	0.00%	0.00%	0.00%	0.56%	2.99%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$841,001	$751,565	$20,656	$31,040	$29,071	$11	$11	$11	$11	$11
Ratios to average net assets:
Net investment income (loss)	0.07%	0.11%	0.05%	0.80%	3.18%	0.00%	0.00%(c)	0.00%	0.55%	2.94%
Net expenses	0.11%(d)	0.11%(d)	0.23%(d)	0.24%	0.25%	0.18%(d)	0.24%(d)	0.27%(d)	0.48%	0.50%
Gross expenses	0.11%	0.11%	0.25%	0.24%	0.25%	0.36%	0.36%	0.49%	0.48%	0.50%

Notes to Financial Highlights

(a)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Past performance does not guarantee future results.

(b)	Includes contractual management fee waiver related to the Fund’s investments in the GE Institutional Money Market Fund.

(c)	Less than $0.01.

(d)	GE Asset Management has voluntarily undertaken to reduce its management fee and/or subsidize certain expenses of the Fund to extent necessary to maintain a minimum annualized yield of 0.00%. This voluntary management fee reduction and/or expense subsidy may be modified or discontinued by GE Asset Management at any time without prior notice.

(e)	Ratios of gross expenses to average net assets do not correlate to Total Annual Fund Operating Expenses in the Fee Table due to Acquired Fund Fees and Expenses.

*	Average shares method used.

See Notes to Financial Statements	75

GE Institutional Funds Prospectus

If you wish to know more

You will find additional information about the GE Institutional Funds in the following documents:

Annual/Semi-Annual Reports to Shareholders: These reports detail the Funds’ actual investments as of the report date. Reports include performance numbers and a discussion of market conditions and investment strategies that significantly affected Fund performance during the Funds’ last fiscal year.

Statement of Additional Information (SAI): The SAI contains additional information about the Funds and their investment strategies and policies and is incorporated by reference (legally considered part of the Prospectus).

You may visit the Funds’ Internet Website (http://www.geam.com) or the SEC’s Internet Website (http://www.sec.gov) to view the Annual/Semi-Annual Reports, the SAI and other information about the GE Institutional Funds. Also, you can obtain copies of this information, after paying a duplication fee, by sending your request electronically to the following e-mail address: publicinfo@sec.gov, or in writing to the SEC’s Public Reference Section, Washington, D.C. 20549-1520. You may review and copy information about the Funds, including the SAI, at the SEC’s Public Reference Room in Washington, D.C. To find out more about the Public Reference Room, call the SEC at 1-202-551-8090.

GE Institutional Funds

You may obtain a free copy of the SAI or the Funds’ annual/semi-annual report and make shareholder inquiries by contacting:

GE Investment Distributors, Inc.

1600 Summer Street

Stamford, CT 06905

or at:

P.O. Box 7900

Stamford, CT 06904-7900

Telephone 1-800-242-0134

Website http://www.geam.com/prospectus

Investment Adviser

GE Asset Management Incorporated

1600 Summer Street

Stamford, CT 06905

or at:

P.O. Box 7900

Stamford, CT 06904-7900

Transfer Agent

BNY Mellon Asset Servicing

4400 Computer Drive

Westborough, MA 01581

Custodian

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Distributor

GE Investment Distributors, Inc.

Member FINRA/SIPC

Investment Company Act file number: 811-08257

GEF-INSTPRO-1 (01/13)

GE Institutional Funds

Prospectus

January 28, 2013

Investment Class

Equity Funds

Small-Cap Equity Fund	GSVIX

International Equity Fund	GIEIX

Asset Allocation Fund

Strategic Investment Fund	GSIVX

Like all mutual funds, the GE Institutional Funds’ shares have not been approved or disapproved by the Securities and Exchange Commission, nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

GE Institutional Funds Prospectus

January 28, 2013

Small-Cap Equity Fund

Investment Class  GSVIX

Investment Objective

Long-term growth of capital.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Investment Class
Management Fees[1]	0.89%
Distribution and/or Service (12b-1) Fees	N/A
Other Expenses	0.01%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.91%
Expenses Reimbursed/Fees Waived by Adviser[2]	0.01%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.90%
1	The Fund’s management fee is a “unitary” fee that includes most operating expenses payable by the Fund. The rate fluctuates based upon the average daily net assets of the Fund, and may be higher or lower than shown above.

2	GE Asset Management has entered into a contractual arrangement with GE Institutional Funds (the “Trust”) to waive a portion of its management fee charged to the Fund in an amount equal to the management fee payable to GE Asset Management by the GE Institutional Money Market Fund with respect to the Fund’s cash holdings invested in the GE Institutional Money Market Fund, if any. Such contractual management fee waiver arrangement will extend through January 28, 2014, and can be changed or terminated only with the approval of the Trust’s Board of Trustees and GE Asset Management.

Expense Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for each of the time periods indicated and then redeem all of your shares at the end of those periods or continue to hold them. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, taking into account the fee waiver in the first year only for each of the time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investment Class	$92	$289	$503	$1,119

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 36% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing at least 80% of its net assets under normal circumstances in equity securities of small-cap companies, such as common and preferred stocks.

The Fund defines a small-cap company as one with a market capitalization that, at the time of investment, falls between (a) the bottom range of the Russell 2000® Index (Russell 2000 Index) and (b) the greater of either the top range of the Russell 2000 Index or $3 billion. As of December 31, 2012, the market capitalization of companies in the Russell 2000 Index ranged from $27 million to $4.66 billion*. The portfolio managers will not sell a stock merely because the market capitalization of a company in the portfolio moves outside of this capitalization range or because the index capitalization range changes.

The Fund uses a multi-sub-adviser investment strategy that combines growth, value and core investment management styles. The investment adviser will allocate the Fund’s assets among the sub-advisers to maintain exposure to a combination of investment styles, but may have larger allocations to certain sub-advisers based on its assessment of the potential for better performance or to address capacity constraints of a particular sub-adviser, among other reasons. As a result, this orientation will typically produce a portfolio that does not materially favor value or growth style investing, and allows the Fund the potential to benefit from both value and growth cycles in the marketplace. Stock selection is key to the performance of the Fund.

The portfolio managers seek to identify securities of companies with characteristics such as:

•	high quality management focused on generating shareholder value

•	attractive products or services

•	appropriate capital structure

•	strong competitive positions in their industries

In addition, the portfolio managers of a sub-adviser with a value investment style generally will seek to identify securities of companies with characteristics such as attractive valuation, while portfolio managers of a sub-adviser with a growth investment style generally will seek to identify securities of companies with strong growth potential.

The portfolio managers may consider selling a security when one of these characteristics no longer applies, or when valuation becomes excessive and more attractive alternatives are identified.

The Fund also may invest to a lesser extent in securities with capitalizations outside the Fund’s small-cap range, debt securities and securities of foreign (non-U.S.) issuers. The portfolio managers may also invest in various types of derivatives (such as options, futures and options on futures) to gain exposure to certain types of securities as an alternative to investing directly in such securities.

*	The Russell 2000 Index is constructed to provide an unbiased small-cap barometer and is reconstituted annually. The capitalization range, however, may change significantly intra-year due to changes in the market capitalization of securities in the Index.

2

GE Institutional Funds Prospectus

January 28, 2013

Principal Risks

The principal risks of investing in the Fund are:

Securities Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities markets may cause multiple asset classes to decline in value simultaneously, although equity securities generally have greater price volatility than fixed income securities. Negative conditions and price declines may occur unexpectedly and dramatically. In addition, the Fund could be forced to sell portfolio securities at an inopportune time in order to meet unusually large or frequent redemption requests in times of overall market turmoil or declining prices for the securities.

Small-Cap Company Risk is the risk that investing in the securities of small-cap companies may pose greater market and liquidity risks than larger, more established companies, because of limited product lines and/or operating history, limited financial resources, limited trading markets, and the potential lack of management depth. In addition, the securities of such companies are typically more volatile than securities of larger capitalization companies.

Growth Investing Risk is the risk of investing in growth stocks that may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth potential. Growth-oriented funds will typically underperform when value investing is in favor.

Value Investing Risk is the risk of investing in undervalued stocks that may not realize their perceived value for extended periods of time or may never realize their perceived value. Value stocks may respond differently to market and other developments than other types of stocks. Value-oriented funds will typically underperform when growth investing is in favor.

Allocation Risk is the risk that GE Asset Management may not allocate assets of the Fund among investment management styles in an optimal manner, if, among other reasons, it does not correctly assess the attractiveness of an investment style.

Foreign Investment Risk is the risk that investing in securities of foreign (non-U.S.) issuers may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, nationalization, expropriation or confiscatory taxation, currency blockages and political changes or diplomatic developments. The costs of investing in many foreign markets are higher than the U.S. and investments may be less liquid. Recently, additional risks have arisen related to the high levels of debt of various European countries such as Greece, Italy and Spain. One or more member states might exit the European Union, placing its currency and banking system in jeopardy. These problems, and related political and monetary efforts to address these problems, may increase the potential for market declines in one or more member states that can spread to global markets. These increased risks may persist and may result in greater volatility in the securities markets and the potential for impaired liquidity and valuation.

Valuation Risk is the risk that the portfolio securities that have been valued using techniques other than market quotations, may have valuations that are different from those produced using other methodologies, and that such securities may be sold at discounts to the values established by the Fund.

Currency Risk is the risk that the dollar value of foreign investments will change in response to changes in currency exchange rates. If a foreign currency weakens against the U.S. dollar, the U.S. dollar value of an investment denominated in that currency would also decline.

Credit Risk is the risk that the issuer or guarantor of a fixed income security, or the counterparty of a derivatives contract or repurchase agreement, is unable or unwilling (or is perceived to be unable or unwilling) to make timely payment of principal and/or interest, or to otherwise honor its obligations.

Interest Rate Risk is the risk that fixed income securities will decline in value because of changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Derivatives Risk is a combination of several risks, including the risks that: (1) an investment in a derivative instrument will not correlate well with the performance of the securities or asset class to which the Fund seeks exposure, (2) a derivative instrument entailing leverage may result in a loss greater than the principal amount invested, and (3) derivatives not traded on an exchange may be subject to credit risk, as well as liquidity risk and the related risk that the instrument is difficult or impossible to value accurately. The methodology the Fund uses to establish the fair value of a derivative may result in a value materially different from the value obtained using an alternative methodology.

It is possible to lose money on an investment in the Fund, and this risk of loss may be heightened if you hold shares of the Fund for a shorter period. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Performance

The bar chart and the Average Annual Total Returns table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index. Past performance assumes the reinvestment of all dividend income and capital gains distributions. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. For updated performance information, please visit the Fund’s website at www.geam.com or call the GE S&SP Service Center at 1-877-554-3777.

3

Calendar Year Total Returns (%)

Highest/Lowest quarterly results during this time period were:

Highest	20.58%	(quarter ended June 30, 2009)
Lowest	-27.40%	(quarter ended December 31, 2008)

Average Annual Total Returns (%)

(for the periods ended December 31, 2012)

	1 Year	5 Years	10 Years	Since Inception (7/31/98 for Index)
Investment Class (inception 8/3/98)
Return Before Taxes	14.85	4.61	8.66	8.15
Russell 2000 Index (does not reflect fees, expenses or taxes)	16.36	3.55	9.71	6.42

Portfolio Management

Investment Adviser

GE Asset Management Incorporated

Investment Sub-Advisers

Champlain Investment Partners, LLC

GlobeFlex Capital, LP

Kennedy Capital Management, Inc.

Palisade Capital Management, L.L.C.

SouthernSun Asset Management, LLC

Portfolio Managers

The primary individual portfolio managers of the Fund are:

Portfolio Manager	Portfolio manager experience in this Fund	Primary title with Investment Adviser/ Sub-Advisers
David Wiederecht	2 years	President and Chief Investment Officer – Investment Solutions at GE Asset Management Incorporated
Marc Shapiro	1 year	Senior Portfolio Manager at Palisade Capital Management, L.L.C.
Scott T. Brayman	4 years	Managing Partner and Chief Investment Officer at Champlain Investment Partners, LLC
Robert J. Anslow	4 years	Managing Partner and Chief Investment Officer at GlobeFlex Capital, LP
Michael W. Cook	4 years	Chief Executive Officer and Chief Investment Officer at SouthernSun Asset Management, LLC
Frank Latuda, Jr.	2 years	Vice President, Director and Chief Investment Officer at Kennedy Capital Management, Inc.

Purchase and Sale of Fund Shares

Purchase Minimum
Eligible Investors	Initial Investment	Subsequent Investments
• Individuals who are plan participants in the General Electric Savings & Security Program.	None	None

You may purchase Fund shares or sell (redeem) all or part of your Fund shares on any business day through the following options:

•	Visit benefits.ge.com and click on My GE S&SP.

•	Call the GE S&SP Service Center at 1-877-55-GESSP (1-877-554-3777) between 8:30 a.m. and 8:30 p.m., Eastern time, on any day the New York Stock Exchange is open for trading.

Tax Information

Since you are investing through a tax-deferred 401(k) plan, dividends and capital gains distributions you receive from the Fund are not subject to federal income taxes or other taxes at the time of their distribution.

4

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5

International Equity Fund

Investment Class  GIEIX

Investment Objective

Long-term growth of capital.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment):

Investment Class
Redemption Fee (as a % of redemption proceeds on redemptions or exchanges within 90 days; currently suspended)	2.00%
Exchange Fee (as a % of proceeds on exchanges within 90 days; currently suspended)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Investment Class
Management Fees[1]	0.55%
Distribution and/or Service (12b-1) Fees	N/A
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.56%
1	The Fund’s management fee is a “unitary” fee that includes most operating expenses payable by the Fund. The rate fluctuates based upon the average daily net assets of the Fund, and may be higher or lower than shown above.

Expense Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for each of the time periods indicated and then redeem all of your shares at the end of those periods or continue to hold them. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investment Class	$57	$179	$313	$701

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 50% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing at least 80% of its net assets under normal circumstances in equity securities, such as common and preferred stocks.

The Fund invests primarily (meaning at least 65%) in companies in both developed and emerging market countries outside the U.S. An issuer is considered to be located outside the U.S. if at least 50% of its revenues or profits are from business activities located outside the U.S., at least 50% of its assets are located outside the U.S., or the principal trading market for its securities is located outside the U.S. The portfolio managers focus on companies whose security prices they believe do not fully reflect their potential for growth. Under normal circumstances, the Fund’s assets are invested in securities of foreign (non-U.S.) companies representing at least three different countries. Stock selection is key to the performance of the Fund.

The portfolio managers seek to identify securities of companies with characteristics such as:

•	low valuation relative to their long term cash earnings potential

•	potential for significant improvement in the company’s business

•	financial strength (favorable debt ratios and other financial characteristics)

•	sufficient liquidity

•	large or medium capitalization (meaning a market capitalization of $2 billion or more)

The portfolio managers may consider selling a security when one of these characteristics no longer applies, or when valuation becomes excessive and more attractive alternatives are identified.

The Fund also may invest to a lesser extent in debt securities and may invest in securities of companies located in the U.S. The portfolio managers may also invest in various types of derivatives (such as options, futures and options on futures) to gain exposure to certain types of securities as an alternative to investing directly in such securities.

Principal Risks

The principal risks of investing in the Fund are:

Securities Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities markets may cause multiple asset classes to decline in value simultaneously, although equity securities generally have greater price volatility than fixed income securities. Negative conditions and price declines may occur unexpectedly and dramatically. In addition, the Fund could be forced to sell portfolio securities at an inopportune time in order to meet unusually large or frequent redemption requests in times of overall market turmoil or declining prices for the securities.

6

GE Institutional Funds Prospectus

January 28, 2013

Foreign Investment Risk is the risk that investing in securities of foreign (non-U.S.) issuers may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, nationalization, expropriation or confiscatory taxation, currency blockages and political changes or diplomatic developments. The costs of investing in many foreign markets are higher than the U.S., and investments may be less liquid. Recently, additional risks have arisen related to the high levels of debt of various European countries such as Greece, Italy and Spain. One or more member states might exit the European Union, placing its currency and banking system in jeopardy. These problems, and related political and monetary efforts to address these problems, may increase the potential for market declines in one or more member states that can spread to global markets. These increased risks may persist and may result in greater volatility in the securities markets and the potential for impaired liquidity and valuation.

Currency Risk is the risk that the dollar value of foreign investments will change in response to changes in currency exchange rates. If a foreign currency weakens against the U.S. dollar, the U.S. dollar value of an investment denominated in that currency would also decline.

Growth Investing Risk is the risk of investing in growth stocks that may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth potential. Growth-oriented funds will typically underperform when value investing is in favor.

Mid-Cap Company Risk is the risk that investing in securities of mid-cap companies could entail greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline more significantly or more rapidly than stocks of larger companies as market conditions change.

Emerging Markets Risk is the risk of investing in securities of companies located in emerging market countries, which primarily includes increased foreign investment risk. Emerging market countries may have unstable governments and/or economies that are subject to sudden change, and may also lack the legal, business and social framework to support securities markets, which tends to make investments less liquid and more volatile.

Valuation Risk is the risk that the portfolio securities that have been valued using techniques other than market quotations, may have valuations that are different from those produced using other methodologies, and that such securities may be sold at discounts to the values established by the Fund.

Credit Risk is the risk that the issuer or guarantor of a fixed income security, or the counterparty of a derivatives contract or repurchase agreement, is unable or unwilling (or is perceived to be unable or unwilling) to make timely payment of principal and/or interest, or to otherwise honor its obligations.

Interest Rate Risk is the risk that fixed income securities will decline in value because of changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Derivatives Risk is a combination of several risks, including the risks that: (1) an investment in a derivative instrument will not correlate well with the performance of the securities or asset class to which the Fund seeks exposure, (2) a derivative instrument entailing leverage may result in a loss greater than the principal amount invested, and (3) derivatives not traded on an exchange may be subject to credit risk, as well as liquidity risk and the related risk that the instrument is difficult or impossible to value accurately. The methodology the Fund uses to establish the fair value of a derivative may result in a value materially different from the value obtained using an alternative methodology.

It is possible to lose money on an investment in the Fund, and this risk of loss may be heightened if you hold shares of the Fund for a shorter period. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Performance

The bar chart and the Average Annual Total Returns table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index. Past performance assumes the reinvestment of all dividend income and capital gains distributions. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. For updated performance information, please visit the Fund’s website at www.geam.com or call the GE S&SP Service Center at 1-877-554-3777.

Calendar Year Total Returns (%)

Highest/Lowest quarterly results during this time period were:

Highest	24.64%	(quarter ended June 30, 2009)
Lowest	-23.06%	(quarter ended December 31, 2008)

7

Average Annual Total Returns (%)

(for the periods ended December 31, 2012)

	1 Year	5 Years	10 Years	Since Inception (11/30/97 for Index)
Investment Class (inception 11/25/97)
Return Before Taxes	20.79	-5.35	8.63	4.98
MSCI EAFE Index (does not reflect fees, expenses or taxes)	17.32	-3.69	8.21	4.40

Portfolio Management

Investment Adviser

GE Asset Management Incorporated

Portfolio Managers

The primary individual portfolio managers for the Fund are:

Portfolio Manager	Portfolio manager experience in this Fund	Primary title with Investment Adviser
Ralph R. Layman	15 years	Executive Vice President and Chief Investment Officer Emeritus
Jonathan L. Passmore	11 years	Senior Vice President
Michael J. Solecki	15 years	Senior Vice President and Chief Investment Officer – International Equities

Purchase and Sale of Fund Shares

Purchase Minimum
Eligible Investors	Initial Investment	Subsequent Investments
• Individuals who are plan participants in the General Electric Savings & Security Program.	None	None

You may purchase Fund shares or sell (redeem) all or part of your Fund shares on any business day through the following options:

•	Visit benefits.ge.com and click on My GE S&SP.

•	Call the GE S&SP Service Center at 1-877-55-GESSP (1-877-554-3777) between 8:30 a.m. and 8:30 p.m., Eastern time, on any day the New York Stock Exchange is open for trading.

Tax Information

Since you are investing through a tax-deferred 401(k) plan, dividends and capital gains distributions you receive from the Fund are not subject to federal income taxes or other taxes at the time of their distribution.

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9

Strategic Investment Fund

Investment Class  GSIVX

Investment Objective

Maximum total return (total return includes both income and capital appreciation).

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Investment Class
Management Fees[1]	0.36%
Distribution and/or Service (12b-1) Fees	N/A
Other Expenses	—
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	0.38%
Expenses Reimbursed/Fees Waived by Advisor[2]	0.02%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.36%
1	The Fund’s management fee is a “unitary” fee that includes most operating expenses payable by the Fund. The rate fluctuates based upon the average daily net assets of the Fund, and may be higher or lower than shown above.

2	GE Asset Management has entered into a contractual arrangement with GE Institutional Funds (the “Trust”) to waive a portion of its management fee charged to the Fund in an amount equal to the management fee payable to GE Asset Management by the GE Institutional Money Market Fund with respect to the Fund’s cash holdings invested in the GE Institutional Money Market Fund, if any. Such contractual management fee waiver arrangement will extend through January 28, 2014, and can be changed or terminated only with the approval of the Trust’s Board of Trustees and GE Asset Management.

Expense Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for each of the time periods indicated and then redeem all of your shares at the end of those periods or continue to hold them. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, taking into account the fee waiver in the first year only for each of the time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investment Class	$37	$120	$211	$478

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 188% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing primarily in a combination of U.S. and foreign equity and debt securities and cash. The Fund’s asset allocation process utilizes information from GE Asset Management’s Asset Allocation Committee to diversify holdings across these asset classes. The Fund adjusts its weightings based on market and economic conditions to meet its objective.

The Fund invests in equity securities, such as common and preferred stocks, principally for their capital appreciation potential and investment-grade debt securities principally for their income potential. The Fund invests in cash principally for the preservation of capital, income potential or maintenance of liquidity. Within each asset class, the portfolio managers primarily use active security selection to choose securities based on the perceived merits of individual issuers, although portfolio managers of different asset classes or strategies may place different emphasis on the various characteristics of a company (as identified below) during the selection process.

The portfolio managers seek to identify equity securities of companies with characteristics such as:

•	strong earnings growth

•	favorable valuation

•	a presence in successful industries

•	high quality management focused on generating shareholder value

•	large or medium capitalization (meaning a market capitalization of $2 billion or more)

The portfolio managers seek to identify debt securities with characteristics such as:

•	attractive yields and prices

•	the potential for capital appreciation

•	reasonable credit quality (typically investment grade debt securities, such as mortgage-backed securities, corporate bonds, U.S. Government securities and money market instruments)

The portfolio managers may consider selling a security when one of these characteristics no longer applies, or when valuation becomes excessive and more attractive alternatives are identified.

The portion of the Fund invested in debt securities normally has a weighted average maturity of approximately five to ten

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GE Institutional Funds Prospectus

January 28, 2013

years, but is subject to no limitation with respect to the maturities of the instruments in which it may invest.

The Fund may also invest in various types of derivatives (such as options, futures and options on futures) to gain exposure to certain types of securities or asset classes (such as securities of small capitalization companies) as an alternative to investing directly in such securities or asset classes, to manage currency exposure and interest rate exposure (also known as duration), and to manage exposure to credit quality. The Fund may hedge a portion of its foreign currency risk but is not required to do so.

The Fund may also invest to a lesser extent in high yield securities (also known as “junk bonds”), equity and debt securities of companies that are located in emerging market countries, and exchange traded funds (ETFs) to gain exposure to securities including those of U.S. issuers that are principally engaged in or related to the real estate industry and to securities of issuers in emerging markets.

Principal Risks

The principal risks of investing in the Fund are:

Securities Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities markets may cause multiple asset classes to decline in value simultaneously, although equity securities generally have greater price volatility than fixed income securities. Negative conditions and price declines may occur unexpectedly and dramatically. In addition, the Fund could be forced to sell portfolio securities at an inopportune time in order to meet unusually large or frequent redemption requests in times of overall market turmoil or declining prices for the securities.

Growth Investing Risk is the risk of investing in growth stocks that may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth potential. Growth-oriented funds will typically underperform when value investing is in favor.

Value Investing Risk is the risk of investing in undervalued stocks that may not realize their perceived value for extended periods of time or may never realize their perceived value. Value stocks may respond differently to market and other developments than other types of stocks. Value-oriented funds will typically underperform when growth investing is in favor.

Foreign Investment Risk is the risk that investing in securities of foreign (non-U.S.) issuers may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, nationalization, expropriation or confiscatory taxation, currency blockages and political changes or diplomatic developments. The costs of investing in many foreign markets are higher than the U.S., and investments may be less liquid. Recently, additional risks have arisen related to the high levels of debt of various European countries such as Greece, Italy and Spain. One or more member states might exit the European Union, placing its currency and banking system in jeopardy. These problems, and related political and monetary efforts to address these problems, may increase the potential for market declines in one or more member states that can spread to global markets. These increased risks may persist and may result in greater volatility in the securities markets and the potential for impaired liquidity and valuation.

Currency Risk is the risk that the dollar value of foreign investments will change in response to changes in currency exchange rates. If a foreign currency weakens against the U.S. dollar, the U.S. dollar value of an investment denominated in that currency would also decline.

Mid-Cap Company Risk is the risk that investing in the securities of mid-cap companies could entail greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change.

Small-Cap Company Risk is the risk that investing in the securities of small-cap companies may pose greater market and liquidity risks than larger, more established companies, because of limited product lines and/or operating history, limited financial resources, limited trading markets, and the potential lack of management depth. In addition, the securities of such companies are typically more volatile than securities of larger capitalization companies.

Interest Rate Risk is the risk that fixed income securities will decline in value because of changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Credit Risk is the risk that the issuer or guarantor of a fixed income security, or the counterparty of a derivatives contract or repurchase agreement, is unable or unwilling (or is perceived to be unable or unwilling) to make timely payment of principal and/or interest, or to otherwise honor its obligations.

Prepayment Risk is the risk that during periods of falling interest rates, issuers of debt securities may repay higher rate securities before their maturity dates. This may cause the Fund to lose potential price appreciation and to be forced to reinvest the unanticipated proceeds at lower interest rates.

Allocation Risk is the risk that GE Asset Management may not allocate assets of the Fund among strategies or asset classes in an optimal manner, if, among other reasons, it does not correctly assess the attractiveness of a strategy or asset class.

Valuation Risk is the risk that the portfolio securities that have been valued using techniques other than market quotations, may have valuations that are different from those produced using other methodologies, and that such securities may be sold at discounts to the values established by the Fund.

Liquidity Risk is the risk that the Fund cannot readily sell securities within seven days, at approximately the price at which the Fund has valued them or at a favorable time or price during periods of infrequent trading. Illiquid investments may trade at a substantial discount and may be subject to wide fluctuations in market value.

11

High Yield Securities Risk is the risk that high yield securities or unrated securities of similar credit quality (commonly known as “junk bonds”) are more likely to default than higher rated securities. The market value of these securities is more sensitive to corporate developments and economic conditions and can be volatile. Market conditions can diminish liquidity and make accurate valuations difficult to obtain.

Emerging Markets Risk is the risk of investing in securities of companies located in emerging market countries, which primarily includes increased foreign investment risk. Emerging market countries may have unstable governments and/or economies that are subject to sudden change, and may also lack the legal, business and social framework to support securities markets, which tends to make investments less liquid and more volatile.

Real Estate Securities Risk is the risk that an investment in real estate securities will be closely linked to the performance of the real estate markets. Property values or income may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.

Derivatives Risk is a combination of several risks, including the risks that: (1) an investment in a derivative instrument will not correlate well with the performance of the securities or asset class to which the Fund seeks exposure, (2) a derivative instrument entailing leverage may result in a loss greater than the principal amount invested, and (3) derivatives not traded on an exchange may be subject to credit risk, as well as liquidity risk and the related risk that the instrument is difficult or impossible to value accurately. The methodology the Fund uses to establish the fair value of a derivative may result in a value materially different from the value obtained using an alternative methodology.

It is possible to lose money on an investment in the Fund, and this risk of loss may be heightened if you hold shares of the Fund for a shorter period. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Performance

The bar chart and the Average Annual Total Returns table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with the returns of three broad-based securities market indices. Past performance assumes the reinvestment of all dividend income and capital gains distributions. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. For updated performance information, please visit the Fund’s website at www.geam.com or call the GE S&SP Service Center at 1-877-554-3777.

Calendar Year Total Returns (%)

Highest/Lowest quarterly results during this time period were:

Highest	11.77%	(quarter ended June 30, 2003)
Lowest	-15.42%	(quarter ended December 31, 2008)

Average Annual Total Returns (%)

(for the periods ended December 31, 2012)

	1 Year	5 Years	10 Years	Since Inception (10/31/99 for each Index)
Investment Class (inception 10/29/99)
Return Before Taxes	12.85	0.83	6.08	4.41
S&P 500® Index (does not reflect fees, expenses or taxes)	16.00	1.66	7.10	2.23
Barclays U.S. Aggregate Bond Index (does not reflect fees, expenses or taxes)	4.22	5.95	5.18	6.18
MSCI® ACWI ex-U.S. Index (does not reflect fees, expenses or taxes)	16.83	-2.89	9.74	3.96

Portfolio Management

Investment Adviser

GE Asset Management Incorporated

Portfolio Managers

The primary individual portfolio managers for the Fund are:

Portfolio Manager	Portfolio manager experience in this Fund	Primary title with Investment Adviser
Greg Hartch	2 years	Executive Vice President – Strategy and Business Development Leader
David Wiederecht	2 years	President and Chief Investment Officer – Investment Solutions

12

GE Institutional Funds Prospectus

January 28, 2013

Purchase and Sale of Fund Shares

Purchase Minimum
Eligible Investors	Initial Investment	Subsequent Investments
• Individuals who are plan participants in the General Electric Savings & Security Program.	None	None

You may purchase Fund shares or sell (redeem) all or part of your Fund shares on any business day through the following options:

•	Visit benefits.ge.com and click on My GE S&SP.

•	Call the GE S&SP Service Center at 1-877-55-GESSP (1-877-554-3777) between 8:30 a.m. and 8:30 p.m., Eastern time, on any day the New York Stock Exchange is open for trading.

Tax Information

Since you are investing through a tax-deferred 401(k) plan, dividends and capital gains distributions you receive from the Fund are not subject to federal income taxes or other taxes at the time of their distribution.

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More on Strategies, Risks and Disclosure of Portfolio Holdings

Important Definitions

This section defines important terms that may be unfamiliar to an investor reading about the Funds.

Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, such as commercial paper, credit card receivables, auto loans or home-equity loans.

Bank deposits are cash, checks or drafts deposited in a financial institution for credit to a customer’s account. Banks differentiate between demand deposits (checking accounts on which the customer may draw) and time deposits, which pay interest and have a specified maturity or require 30 days’ notice before withdrawal.

Barclays U.S. Aggregate Bond Index is a market value-weighted index of taxable investment-grade debt issues, including government, corporate, asset-backed and mortgage-backed securities, with maturities of one year or more. The index is designed to represent the performance of the U.S. investment-grade fixed-rate bond market.

Cash includes bank deposits and highly rated, liquid short-term instruments, such as money market instruments. Certain of these instruments may be referred to as cash equivalents.

Certificates of deposit include short-term debt securities issued by banks.

Commercial paper includes short-term debt securities issued by banks, corporations and other borrowers.

Common stock is a class of security representing equity ownership in a corporation. Holders of common stock have the right to elect directors and collect dividends. Common stock claims are subordinate to bondholder claims, preferred stockholders, and general creditors.

Convertible securities may be debt or equity securities that pay interest or dividends or are sold at a discount and that may be converted on specified terms into the stock of the issuer.

Corporate bonds are debt securities issued by companies.

Debt obligations of supranational agencies are obligations of multi-jurisdictional agencies that operate across national borders (e.g., the World Bank).

Debt securities are bonds and other securities that are used by issuers to borrow money from investors. Holders of debt securities have a higher priority claim to assets than do equity holders. Typically, the debt issuer pays the investor a fixed, variable or floating rate of interest and must repay the borrowed amount at maturity. Some debt securities, such as zero coupon obligations, are sold at a discount from their face values instead of paying interest.

Depositary receipts represent interests in an account at a bank or trust company which holds equity securities. These interests may include American Depositary Receipts (held at U.S. banks and traded in the United States), European Depositary Receipts, Global Depositary Receipts or other similar instruments.

Derivative instruments are instruments or contracts whose values are based on the performance of an underlying financial asset, currency or index and include futures contracts (on single stocks, on indices, currencies or bonds), options (on stocks, indices, currencies, futures contracts or bonds), forward currency transactions, swaps (including interest rate, currency, index and credit default swaps), interest-only and principal-only debt securities, certain mortgage-backed securities like collateralized mortgage obligations (CMOs), and structured and indexed securities.

Duration is the expected change in the value of a portfolio of fixed income securities that will result from a 1% change in interest rates. Duration is stated in years. For example, a 5 year average portfolio duration means the portfolio would be expected to decrease in value by 5% if interest rates rise 1%. Unlike maturity, duration takes into account interest payments that occur throughout the course of holding a fixed income security.

Emerging market securities include interests in or obligations of entities located in an emerging market country. An emerging market country is any country having an economy and market that are (or would be) considered by the World Bank to be emerging or developing, or listed in the Morgan Stanley Capital International Emerging Markets Index. Emerging market countries are located in regions such as Asia, Latin America, the Middle East, Southern Europe, Eastern Europe (including the former republics of the Soviet Union and the Eastern Bloc) and Africa.

Equitized cash is a technique that uses futures or other instruments (such as exchange traded funds) to gain equity market exposure for holdings of cash. The use of futures or other instruments would be subject to other applicable restrictions on the Fund’s investments.

Equity securities may include common stocks, preferred securities, depositary receipts, convertible securities, and rights and warrants of U.S. and foreign companies. Stocks represent an ownership interest in a corporation.

Eurodollar deposits are deposits issued in U.S. dollars outside the United States by foreign banks and foreign branches of U.S. banks.

Floating and variable rate instruments are securities with floating or variable rates of interest or dividend payments.

Foreign debt securities are issued by foreign corporations or governments. They may include the following:

•

Eurodollar Bonds, which are dollar-denominated securities issued outside the U.S. by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions

•	Yankee Bonds, which are dollar-denominated securities issued by foreign issuers in the U.S.

•	Debt securities denominated in currencies other than U.S. dollars

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GE Institutional Funds Prospectus

January 28, 2013

Foreign securities include interests in or obligations of entities located outside the United States. The determination of where an issuer of a security is located will be made by reference to the country in which the issuer (i) is organized, (ii) derives at least 50% of its revenues or profits from goods produced or sold, investments made or services performed, (iii) has at least 50% of its assets situated, (iv) has the principal trading market for its securities, or (v) is assessed a non-U.S. risk rating by a recognized third-party rating agency. Foreign securities may be denominated in non-U.S. currencies and traded outside the United States or may be in the form of depositary receipts.

Forward currency transactions involve agreements to exchange one currency for another at a future date.

Futures contracts are agreements to buy or sell a specific amount of a commodity, financial instrument, currency or index at a particular price and future date. Options on futures contracts give the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option.

Government stripped mortgage-related securities are mortgage-backed securities that have been separated into their interest and principal components. They represent interests in distributions of interest on or principal underlying mortgage-backed securities.

Growth investing involves buying stocks with above-average growth rates. Typically, growth stocks are the stocks of faster growing companies in more rapidly growing sectors of the economy. Generally, growth stock valuation levels will be higher than those of value stocks and the market averages.

High yield securities are debt securities, preferred securities and convertible securities of corporations rated Ba through C by Moody’s or BB through D by S&P (or comparably rated by another nationally recognized statistical rating organization) or, if not rated by Moody’s or S&P, are considered by portfolio management to be of similar quality. High yield securities include bonds rated below investment-grade, sometimes called “junk bonds,” and are considered speculative with respect to their capacity to pay interest and repay principal in accordance with their terms. High yield securities generally entail more credit risk than higher-rated securities.

Illiquid investments are securities or other instruments that cannot be sold within seven days for a price approximately equal to the value they currently have on a Fund’s books. Illiquid investments may include repurchase agreements maturing in more than seven days, swaps, time deposits with a notice or demand period of more than seven days, certain over-the-counter option contracts (and segregated assets used to cover such options), participation interests in loans, and certain restricted securities.

Industrial development bonds are considered municipal bonds if the interest paid is exempt from federal income tax. They are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for business and manufacturing, housing, sports, and pollution control. These bonds may also be used to finance public facilities such as airports, mass transit systems, ports, and parking. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility’s user to meet its financial obligations and the pledge, if any, of real and personal property financed by the bond as security for those payments.

Investment-grade debt securities are rated Baa or better by Moody’s and BBB or better by S&P (or comparably rated by another nationally recognized statistical rating organization), or, if not rated, are considered by portfolio management to be of similar quality to such securities. Securities rated in the fourth highest grade have some speculative elements.

Morgan Stanley Capital International All Country World Index Ex-U.S. (MSCI® ACWI Ex-U.S.) is a market-capitalization-weighted index designed to provide a broad measure of stock performance throughout the world, with the exception of U.S.-based companies. The MSCI ACWI Ex-U.S. Index includes both developed and emerging markets.

Morgan Stanley Capital International Europe, Australasia, and Far East Index (MSCI® EAFE®) is a market capitalization-weighted index of equity securities of companies domiciled in various countries. The index is designed to represent the performance of developed stock markets outside the U.S. and Canada and excludes certain market segments unavailable to U.S. based investors.

Maturity represents the date on which a debt security matures or when the issuer must pay back the principal amount of the security.

Money market instruments are short-term debt securities of the U.S. Government, banks, corporations and other entities. Each Fund may invest directly in money market instruments. Each Fund may also invest indirectly in money market instruments through investments in the GE Institutional Money Market Fund.

Mortgage-backed securities include securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac), other government agencies and private issuers. They may also include collateralized mortgage obligations (CMOs), which are derivative instruments that are fully collateralized by a portfolio of mortgages or mortgage-related securities.

Mortgage dollar rolls are transactions involving the sale of a mortgage-backed security with a simultaneous contract (with the purchaser) to buy similar, but not identical, securities at a future date.

Municipal obligations are debt securities issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multi-state agencies or authorities that pay interest exempt from regular federal income taxes and, in some cases, from federal alternative minimum taxes. They include: (i) municipal leases;

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More on Strategies, Risks and Disclosure of Portfolio Holdings

Important Definitions

(ii) participation interests in municipal obligations, which are proportionate, undivided interests in municipal obligations; (iii) municipal obligation components, which are municipal obligations that have been divided into two components (one component pays interest at a rate adjusted periodically through an auction process, the second pays the residual rate after the auction rate is deducted from total interest payable); (iv) custodial receipts on municipal obligations, which evidence ownership of future interest payments, principal payments, or both, on certain municipal obligations; (v) tender option bonds; and (vi) industrial development bonds.

Preferred securities are classes of stock that pay dividends at a specified rate. Dividends are paid on preferred stocks before they are paid on common stocks. In addition, preferred stockholders have priority over common stockholders as to the proceeds from the liquidation of a company’s assets.

Purchasing and writing options are permitted investment strategies for certain Funds. An option is the right to buy (i.e., a call) or sell (i.e., a put) securities or other interests for a predetermined price on or before a fixed date. A securities index option represents the option holder’s right to obtain from the seller, in cash, a fixed multiple of the amount by which the exercise price exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the securities index on the exercise date. An option on a foreign currency represents the right to buy or sell a particular amount of that currency for a predetermined price on or before a fixed date.

Repurchase agreements (repos) are used to invest cash on a short-term basis. A seller (bank or broker-dealer) sells securities, usually government securities, to a fund, agreeing to buy them back at a designated price and time — usually the next day.

Restricted securities (which include Rule 144A securities) may have contractual restrictions on resale, or cannot be resold publicly until registered. Certain restricted securities may be illiquid. Illiquid investments may be difficult or impossible to sell when a Fund wants to sell them at a price at which the Fund values them.

Reverse repurchase agreements involve selling securities held and concurrently agreeing to repurchase the same securities at a specified price and future date.

Rights represent a preemptive right of stockholders to purchase additional shares of a stock at the time of a new issuance, before the stock is offered to the general public, allowing the stockholder to retain the same ownership percentage after the new stock offering.

Rule 144A securities are restricted securities that may be sold to certain institutional purchasers under Rule 144A.

Russell 2000 Index is a market capitalization-weighted index consisting of 2,000 of the smallest U.S.-domiciled publicly traded common stocks that are included in the Russell 3000® Index. The Russell 3000® Index comprises the 3,000 largest U.S. domiciled companies.

S&P 500® Index is an unmanaged, market capitalization-weighted index of stocks of 500 large U.S. companies, which is widely used as a measure of large-cap U.S. stock market performance.

Short sales against the box involve selling short securities actually owned or otherwise covered at all times during the period the short position is open.

Structured and indexed securities are securities whose principal and/or interest rate is determined by reference to changes in the value of one or more specific currencies, interest rates, commodities, indices or other financial indicators, but do not include securities issued by other investment companies.

Tender option bonds are long-term municipal obligations sold by a bank or other financial institution subject to a demand feature that gives the purchaser the right to sell them to the bank or other financial institution at par plus accrued interest at designated times (tender option). The interest rate on the bonds is typically reset at the end of the applicable interval in an attempt to cause the bonds to have a market value that approximates their par value, plus accrued interest. The tender option may not be exercisable in the event of a default on, or significant downgrading of, the underlying municipal obligation, and may be subject to other conditions. Therefore, a fund’s ability to exercise the tender option will be affected by the credit standing of both the bank or other financial institution involved and the issuer of the underlying securities.

U.S. Government securities are securities that are issued or guaranteed as to principal and interest by the U.S. Government or one of its agencies or instrumentalities. Some U.S. Government securities are backed by the full faith and credit of the U.S. Government such as U.S. Treasury bills and notes and obligations of the Government National Mortgage Association (Ginnie Mae). Other U.S. Government securities are backed by the issuer’s right to borrow from the U.S. Treasury, such as Federal National Mortgage Association (Fannie Mae) securities, while some are backed only by the credit of the issuing organization, such as obligations of the Federal Home Loan Mortgage Corporation (Freddie Mac). All U.S. Government securities are considered highly creditworthy. In 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship to control their operations. Certain financing arrangements were put in place to support their bonds, but they are not backed by the full faith and credit of the U.S. Government.

Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers and/or their prospects for growth. Generally, value stocks have lower valuation levels than growth stocks.

Variable rate securities which include floating and variable rate instruments, are securities that carry interest rates that fluctuate or may be adjusted periodically to market rates. Interest rate adjustments could increase or decrease the income generated by the securities.

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Various investment techniques are utilized by a Fund to increase or decrease its exposure to changing security prices, interest rates, currency exchange rates, commodity prices or other factors that affect security values. For certain Funds, these techniques may involve derivative instruments and transactions such as buying and selling options and futures contracts, entering into forward currency transactions or swap agreements or contracts and purchasing indexed securities. These techniques are designed to adjust the risk and return characteristics of a Fund’s portfolio of investments and are not used for leverage. No Fund is under any obligation to use any of these techniques at any given time or under any particular economic condition and there can be no assurance that the utilization of such investment techniques will benefit a Fund. To the extent that a Fund employs these techniques, the Fund would be subject to derivative instruments risk.

Warrants are securities that are usually issued together with a bond or preferred securities, that permit the holder to buy a proportionate amount of common stock at a specified price that is usually higher than the stock price at the time of issue.

Weighted average maturity represents the length of time in days or years until the average security in a money market or income fund will mature or be redeemed by its issuer. The average maturity is weighted according to the dollar amounts invested in the various securities in the fund. This measure indicates a money market or an income fund’s sensitivity to changes in interest rates. In general, the longer a fund’s weighted average maturity, the more its share price will fluctuate in response to changing interest rates.

When-issued and delayed delivery securities are securities that are purchased or sold for delivery and payment at a future date, i.e., beyond the normal settlement date.

Zero coupon obligations are securities that pay no interest to their holders prior to maturity. Instead, interest is paid in a lump sum at maturity. They are purchased at a discount from par value, and generally are more volatile than other fixed income securities.

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More on Strategies, Risks and Disclosure of Portfolio Holdings

More on Investment Strategies

In addition to each Fund’s principal investment strategies described earlier in this Prospectus, a Fund is permitted to use other securities, investment strategies and techniques in pursuit of its investment objective. No Fund is under any obligation to use any of these techniques or strategies at any given time or under any particular economic condition. Certain instruments and investment strategies may expose the Funds to other risks and considerations, which are discussed later in this Prospectus and in the Funds’ Statement of Additional Information (SAI).

Cash and Temporary Defensive Positions: Under normal circumstances, each Fund may hold cash: (i) pending investment, (ii) for investment purposes, (iii) for cash management purposes, such as to meet redemptions or pay operating expenses, and (iv) during a Fund restructuring. A Fund that invests in equity securities may equitize cash in order to gain general equity market exposure with respect to such holdings of cash.

A Fund may from time to time take temporary defensive positions when the portfolio manager believes that adverse market, economic, political or other conditions exist. In these circumstances, the portfolio manager may hold cash without limit, or restrict the securities markets in which a Fund’s assets are invested by investing those assets in securities markets deemed to be conservative in light of the Fund’s investment objective and strategies.

In addition, a Fund may hold cash under circumstances where the liquidation of a Fund has been approved by the Trustees, and therefore investments in accordance with the Fund’s investment objective and policies would no longer be appropriate.

Each Fund may invest directly in money market instruments. Each Fund may also invest indirectly in money market instruments through investment in the GE Institutional Money Market Fund. GE Asset Management has contractually agreed to waive a portion of its management fee for each Fund in an amount equal to the management fee payable to GE Asset Management by the GE Institutional Money Market Fund with respect to that Fund’s cash holdings invested in the GE Institutional Money Market Fund, if any.

To the extent that a Fund, other than the Strategic Investment Fund, holds cash, it may not achieve its investment objective.

Any Fund with an 80% investment policy, as stated in the Summary Section above, may change that policy upon 60 days’ notice to shareholders.

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GE Institutional Funds Prospectus

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The following tables summarize some of the investment techniques that may be employed by a Fund. Certain techniques and limitations may be changed at the discretion of GE Asset Management and subject to the approval of the Fund’s Board of Trustees. Percentage figures refer to the percentage of a Fund’s total assets (including any borrowings) that may be invested in accordance with the indicated technique.

	Small-Cap Equity Fund	International Equity Fund	Strategic Investment Fund
Borrowing Limit	33 1/3%	33 1/3%	33 1 /3%
Repurchase Agreements	Yes	Yes	Yes
Reverse Repurchase Agreements	Yes	Yes	Yes
Restricted and Illiquid Investments	Yes	Yes	Yes
Structured and Indexed Securities	No	No	Yes
Purchasing and Writing Securities Options	Yes	Yes	Yes
Purchasing and Writing Securities Index Options	Yes	Yes	Yes
Futures Contracts and Options on Futures Contracts	Yes	Yes	Yes
Forward Currency Transactions	Yes	Yes	Yes
Options on Foreign Currencies	Yes	Yes	Yes
Maximum Investment in Debt Securities	20%	20%	100% (maximum of 25% in BBB by S&P or Baa by Moody’s or equivalent)
Maximum Investment in Below-Investment Grade Debt Securities (High Yield Securities)	10%	5%	20% in BB or B by S&P or Ba or B by Moody’s or below or of similar quality
Maximum Investment in Foreign Securities	10%*	100%	70%*
When-Issued and Delayed Delivery Securities	Yes	Yes	Yes
Lending Portfolio Securities	Yes	Yes	Yes
Rule 144A Securities	Yes	Yes	Yes
Debt Obligations of Supranational Agencies	Yes	Yes	Yes
Depositary Receipts	Yes	Yes	Yes
Securities of Other Investment Funds	Yes	Yes	Yes
Municipal Leases	No	No	Yes
Floating and Variable Rate Instruments	No*	No*	Yes
Participation Interests in Municipal Obligations	No	No	Yes
Zero Coupon Obligations	No	No	Yes
Municipal Obligations Components	No	No	Yes
Custodial Receipts on Municipal Obligations	No	No	Yes
Mortgage Related Securities, including CMOs	Yes	Yes	Yes
Government Stripped Mortgage Related Securities	No	No	Yes
Asset Backed Securities and Receivable-Backed Securities	No	No	Yes
Mortgage Dollar Rolls	Yes	No	Yes
Short Sales Against the Box	Yes	Yes	Yes

*	This limitation excludes: American Depositary Receipts (ADRs); securities of a foreign issuer with a class of securities registered with the Securities and Exchange Commission (SEC) and listed on a U.S. national securities exchange; and dollar-denominated securities publicly offered in the U.S. by a foreign issuer.

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More on Strategies, Risks and Disclosure of Portfolio Holdings

More on Risks

Like all mutual funds, investing in the Funds involves risk factors and special considerations. A Fund’s risk is defined primarily by its principal investment strategies, which are described earlier in the Summary Section of this Prospectus. Investments in a Fund are not insured against loss of principal. As with any mutual fund, there can be no assurance that a Fund will achieve its investment objective. Investing in shares of a Fund should not be considered a complete investment program. The share value of the Funds will rise and fall.

One of your most important investment considerations should be balancing risk and return. Different types of investments tend to respond differently to shifts in the economic and financial environment. So, diversifying your investments among different asset classes — such as stocks, bonds and cash — and within an asset class — such as small-cap and large-cap stocks — can help you manage risk and achieve the results you need to reach your financial goals.

The stock and bond markets in the United States and internationally have experienced unprecedented volatility. This financial crisis caused a significant decline in the value and liquidity of many securities. Despite gains in some markets after steep declines, such as those experienced during certain periods of 2008-09, negative conditions and price declines may return unexpectedly and dramatically. In these types of situations, it may not be possible to identify all significant risks and opportunities using past investment strategies or models.

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The primary risks of investing in each Fund are summarized below. An explanation of each type of risk is provided in the pages following the table below. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times. In addition, each Fund may be subject to additional risks other than those described in the following pages because the types of investments made by each Fund can change over time. For more information about the risks associated with the Funds, please see the SAI, which is incorporated by reference into this Prospectus.

		Small-Cap Equity Fund	International Equity Fund	Strategic Investment Fund
	Allocation Risk	✓		✓
	Asset-Backed Securities Risk			✓
	Credit Risk	✓	✓	✓
	Derivative Instruments Risk	✓	✓	✓
	Emerging Markets Risk		✓	✓
	Foreign Investment Risk • Currency Risk • Political/Economic Risk • Regulatory Risk • Additional Risks Related to the European Union	✓	✓	✓
	Government Stripped Mortgage-Related Securities Risk			✓
	High Yield Securities Risk			✓
	Initial Public Offerings Risk	✓		✓
	Interest Rate Risk	✓	✓	✓
	Liquidity Risk	✓	✓	✓
	Mortgage-Backed Securities Risk			✓
	Municipal Obligations Risk			✓
	Prepayment Risk			✓
	Real Estate Securities Risk			✓
	Redemption Risk	✓	✓	✓
	Repurchase Agreements Risk	✓	✓	✓
	Reverse Repurchase Agreements Risk	✓	✓	✓
	Restricted Securities Risk	✓	✓	✓
	Securities Market Risk	✓	✓	✓
Style Risk	Growth Investing Risk	✓	✓	✓
	Value Investing Risk	✓		✓
	Mid-Cap Company Risk		✓	✓
	Small-Cap Company Risk	✓		✓
	Valuation Risk	✓	✓	✓

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More on Strategies, Risks and Disclosure of Portfolio Holdings

More on Risks

Allocation Risk: GE Asset Management may not allocate assets of a Fund among strategies, asset classes or investment management styles in an optimal manner, if, among other reasons, it does not correctly assess the attractiveness of a strategy, asset class or investment style.

Asset-Backed Securities Risk: Because asset-backed securities often are secured by the loans underlying the securities, a Fund may lose money if there are defaults on the loans underlying the securities. Such defaults have increased the risk for asset-backed securities that are secured by home-equity loans related to sub-prime mortgage loans, especially in a declining residential real estate market. Asset-backed securities also may be subject to more rapid repayment than their stated maturity dates indicate, due to changing economic conditions. To maintain its position in such securities, a Fund may reinvest the reductions in principal amounts resulting from the prepayments. Yields on those reinvested amounts are subject to prevailing market rates. Because prepayments of principal generally increase when rates are falling, a Fund generally has to reinvest proceeds from prepayments at lower rates. Investments in asset-backed securities may also be subject to valuation risk.

Credit Risk: The price of a bond is affected by the issuer’s or counterparty’s credit quality. Changes in an entity’s financial condition and general economic conditions can affect the ability to honor financial obligations and therefore credit quality. Lower quality bonds are generally more sensitive to these changes than higher quality bonds. Even within securities considered investment grade, differences exist in credit quality and some investment-grade debt securities may have speculative characteristics. A security’s price may be adversely affected by the market’s perception of the security’s credit quality level even if the issuer or counterparty has suffered no degradation in its ability to honor the obligation.

Derivative Instruments Risk: A Fund’s use of various investment techniques may involve derivative instruments, such as swaps, options, futures and options on futures. There is no guarantee that these techniques will work. A Fund may, but is not required to, use derivatives as a substitute for taking a long or a short position in an underlying asset, to increase returns, or as part of a hedging strategy. Some derivatives have the effect of leverage on a Fund, meaning that a small investment in derivatives could have a potentially large impact on a Fund’s performance and its rate of income distributions for a particular period of time. The use of derivatives involves risks different from, and/or possibly greater than, the risks associated with investing directly in the underlying assets. Potential losses from certain derivatives are unlimited. Derivatives can be highly volatile, illiquid, subject to counterparty risk and difficult to value. There is also the risk that changes in the value of a derivative held by a Fund may not correlate with the Fund’s other investments, which could impact Fund performance. A Fund may choose not to invest in derivative instruments because of their cost, limited availability or any number of other reasons deemed relevant by GE Asset Management and the portfolio manager(s) responsible for managing the Fund.

Emerging Markets Risk: Emerging market securities bear various foreign investment risks discussed below. In addition, there are greater risks involved in investing in emerging markets compared to developed foreign markets. Specifically, the economic structures in emerging market countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investment. Emerging market countries may have less developed legal structures, and the small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries. A Fund investing in emerging market countries may be required to establish special custody or other arrangements before investing, which may result in additional risks and costs to the Fund.

Foreign Investment Risk: Investing in foreign securities, including depositary receipts, or securities of U.S. entities with significant foreign operations, involves additional risks that can affect a Fund’s performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less regulation than U.S. markets. There may be difficulties in enforcing contractual obligations, and it may take more time for transactions to clear and settle in foreign countries than in the U.S. Less information may be available about foreign issuers. The costs of buying and selling foreign securities, including tax, brokerage and custody costs, generally are higher than those involving domestic transactions. The specific risks of investing in foreign securities include valuation risk and:

•

Currency Risk: The values of foreign investments may be affected by changes in currency rates or exchange control regulations. If the local currency gains strength against the U.S. dollar, the value of the foreign security increases in U.S. dollar terms. Conversely, if the local currency weakens against the U.S. dollar, the value of the foreign security declines in U.S. dollar terms. U.S. dollar-denominated securities of foreign issuers, including depositary receipts, also are subject to currency risk based on their related investments. A Fund is permitted to hedge against foreign currency risk, but normally will not do so.

•

Political/Economic Risk: Changes in economic, tax or foreign investment policies, government stability, war or other political or economic actions may have an adverse effect on a Fund’s foreign investments.

•	Regulatory Risk: Foreign companies often are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements common to U.S. companies.

•

Additional Risks Related to the European Union: Many countries in the European Union are subject to high economic risks because of high levels of debt. Investments in the sovereign debt of European countries such as Greece, Italy and Spain are especially vulnerable. One or more member states might exit the European Union, placing its currency and banking system in jeopardy. The European Union faces major issues involving its membership, structure

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GE Institutional Funds Prospectus

January 28, 2013

and fiscal accountability. Efforts to further unify economic and monetary policies, or to impose fiscal and monetary controls, and related political developments may increase the potential for market declines in one member state that can have a similar effect on other member states’ markets and may spread to global markets. These increased risks may persist, and may result in greater risk and volatility in the securities markets in Europe and worldwide. Unexpected adverse events may also trigger widespread efforts to sell affected securities, impairing liquidity and valuation of securities held by a Fund which may prevent the Fund from selling investments before further declines.

Government Stripped Mortgage-Related Securities Risk: In addition to prepayment risk, the yields on government stripped mortgage-related securities are extremely sensitive to prepayment on the underlying mortgage loans. A rapid rate of principal payments will reduce the yield to maturity on interest only mortgage-related securities and increase the yield to maturity on principal only mortgage-related securities. If the underlying mortgage loans experience greater-than anticipated principal payments, a Fund may not fully recoup its initial investment in interest only mortgage-related securities. The market for such securities may be volatile and they are considered illiquid unless certain conditions are met. Investments in government stripped mortgage-related securities may also be subject to valuation risk.

High Yield Securities Risk: Below investment-grade securities, sometimes called “junk bonds,” are considered speculative. These securities have greater risk of default than higher rated securities. The market value of below investment-grade securities is more sensitive to individual corporate developments and economic changes than higher rated securities. The market for below investment-grade securities may be less active than the market for higher rated securities, which can adversely affect the price at which these securities may be sold. Less active markets may diminish a Fund’s ability to obtain accurate market quotations when valuing the portfolio securities and thereby give rise to valuation risk. In addition, a Fund may incur additional expenses if a holding defaults and a Fund has to seek recovery of its principal investment. Below investment-grade securities may also present risks based on payment expectations. For example, these securities may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the Fund would have to replace the security with a lower yielding security resulting in a decreased return for investors.

Initial Public Offerings Risk: Certain Funds may purchase shares issued as part of, or a short period after, a company’s initial public offering (IPOs), and may dispose of those shares shortly after their acquisition. The purchase of shares issued in IPOs exposes a Fund to the risks associated with organizations that have little operating history as public companies, as well as to the risks associated with the sectors of the market in which the issuer operates. The market for IPO shares has been volatile, and share prices of newly-public companies have fluctuated significantly over short periods of time.

Interest Rate Risk: Bond prices generally rise when interest rates decline and decline when interest rates rise. The longer the duration of a bond, the more a change in interest rates affects the bond’s price. Short-term and long-term interest rates may not move the same amount and may not move in the same direction.

Liquidity Risk: Illiquid investments may be difficult to resell at approximately the price they are valued in the ordinary course of business within seven days. When investments cannot be sold readily at the desired time or price, a Fund may have to accept a much lower price, may not be able to sell the investment at all, or may be forced to forego other investment opportunities, all of which may have an impact on returns of the Fund. Illiquid investments also may be subject to valuation risk.

Mortgage-Backed Securities Risk: Mortgage-backed securities that are collateralized by a portfolio of mortgages or mortgage-related securities depend on the payments of principal and interest made by or through the underlying assets, which may not be sufficient to meet the payment obligations of the mortgage-backed securities. Prepayments of principal, which occur more frequently in falling interest rate conditions, may shorten the term and reduce the value of these securities. The quality and value of the underlying collateral may decline, or default, which has become a significant risk for collateral related to sub-prime mortgage loans, especially in a declining residential real estate market. Further, these securities generally are privately sold and may not be readily marketable, particularly after a rapid decrease in value. Investments in mortgage-backed securities may also be subject to valuation risk.

Municipal Obligations Risk: Municipal obligations are backed by the entities that issue them and/or other revenue streams. Like other debt securities, prices of municipal debt securities are affected inversely by changes in interest rates and by changes in the credit rating or financial condition of the issuer. Income derived from investments in municipal obligations typically is exempt from regular federal income tax but may be subject to state and local taxes. Capital gains from the disposition of municipal obligations are subject to tax. In addition, interest income on certain municipal obligations may be subject to federal corporate and individual alternative minimum taxes. The municipal obligations market is volatile and may be significantly affected by tax, legislative or political changes. Some municipal obligations are insured, which is intended to guarantee the timely payment of interest and repayment of principal.

Prepayment Risk: Prices and yields of certain securities such as mortgage-backed securities and asset-backed securities assume the securities will be redeemed at a given time. When interest rates decline, such securities experience higher prepayments because the underlying mortgages or loans are repaid earlier than expected. A Fund’s portfolio manager may be forced to invest the proceeds from prepaid mortgage-backed securities or asset-backed securities at lower rates, which results in a lower return for the Fund. When interest rates increase, such securities experience lower prepayments

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More on Strategies, Risks and Disclosure of Portfolio Holdings

More on Risks

because borrowers are less likely to repay their loans. This typically reduces the value of the underlying securities.

Real Estate Securities Risk: The securities of issuers that own, construct, manage or sell residential, commercial or industrial real estate are subject to risks in addition to those of other issuers. Such risks include: changes in real estate values and property taxes, overbuilding, variations in rental income, interest rates and changes in tax and regulatory requirements, such as those relating to the environment. Performance of a particular real estate security also may depend on the structure, cash flow, and management skill of the particular company.

Redemption Risk: Each Fund may need to sell its holdings in order to meet shareholder redemption requests. A Fund could experience a loss when selling securities to meet redemption requests if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid. A Fund may be unable to sell illiquid securities at its desired time or price. Illiquidity can be caused by a drop in overall market trading volume, an inability to find a ready buyer, or legal restrictions on the securities’ resale. Certain securities that were liquid when purchased may later become illiquid, particularly in times of overall economic distress.

Repurchase Agreements Risk: A Fund entering into a repurchase agreement may suffer a loss if the other party to the transaction defaults on its obligations and could be delayed or prevented from exercising its rights to dispose of the underlying securities. The value of the underlying securities may decline while the Fund seeks to assert its rights. The Fund could incur additional expenses in asserting its rights or may lose all or part of the income from the agreement.

Reverse Repurchase Agreements Risk: A reverse repurchase agreement involves the risk that the market value of the securities retained by a Fund may decline below the price of the securities the Fund has previously sold but is later obligated to repurchase at a higher price under the agreement.

Restricted Securities Risk: Restricted securities (including Rule 144A securities) may be subject to legal restraints on resale and, therefore, are typically less liquid than other securities. The prices received from reselling restricted securities in privately negotiated transactions may be less than those originally paid by a Fund. Investors in restricted securities may not benefit from the same investor protection requirements as publicly traded securities.

Securities Market Risk is the risk that the value of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities markets may cause multiple asset classes to decline in value simultaneously, although equity securities generally have greater price volatility than fixed income securities. Negative conditions and price declines may occur unexpectedly and dramatically. In addition, the Fund could be forced to sell portfolio securities at an inopportune time in order to meet unusually large or frequent redemption requests in times of overall market turmoil or declining prices for the securities.

•

Stock market risk is the risk that the value of equity securities may decline. Stock prices change daily, sometimes rapidly, in response to company activity and general economic and market conditions. Certain stocks may decline in value even during periods when the prices of equity securities in general are rising, or may not perform as well as the market in general. Stock prices may also experience greater volatility during periods of challenging market conditions such as the one that the market recently experienced. Additional stock market risk may be introduced when a particular equity security is traded on a foreign market. For more detail on the related risks involved in foreign markets, see Foreign Investment Risk above.

•

Bond market risk includes the risk that the value and liquidity of debt securities may be reduced under certain circumstances. Bond prices can change daily, sometimes rapidly, in response to issuer activity and general economic and credit market conditions. Bond prices can be volatile and there can be severe limitations in the ability to value or sell certain bonds, including those that are of higher credit quality, during periods of reduced credit market liquidity such as the one that the market has recently experienced.

Style Risk: Securities with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A Fund may underperform other funds that employ a different style. A Fund also may employ a combination of styles that impact its risk characteristics. Examples of different styles include growth and value investing, as well as those focusing on large, medium, or small company securities.

•

Growth Investing Risk: Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth potential. Growth-oriented funds will typically underperform when value investing is in favor.

•

Value Investing Risk: Undervalued stocks may not realize their perceived value for extended periods of time or may never realize their perceived value. Value stocks may respond differently to market and other developments than other types of stocks. Value-oriented funds typically will underperform when growth investing is in favor.

•

Mid-Cap Company Risk: Investments in securities of mid-cap companies could entail greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline more significantly or more rapidly than stocks of larger companies as market conditions change.

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GE Institutional Funds Prospectus

January 28, 2013

•

Small-Cap Company Risk: Investing in securities of small-cap companies may involve greater risks than investing in larger, more established companies. Smaller companies may have limited product lines, markets or financial resources. Their securities may trade less frequently and in more limited volume than securities of larger, more established companies. In addition, smaller companies are typically subject to greater changes in earnings and business prospects than are larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks. Although investing in small-cap companies offers potential for above-average returns, the companies may not succeed and their stock prices could decline significantly. Investments in small-cap companies may also be subject to valuation risk.

Valuation Risk: Portfolio securities may be valued using techniques other than market quotations, under the circumstances described under “Calculating Share Value.” The value established for a portfolio security may be different than what would be produced through the use of another methodology or if it had been priced using market quotations. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time and it is possible that a Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Other Risk Considerations

Institutional Investor Risk: Investors may be materially affected by the actions of large institutional investors (including investors affiliated with GE Asset Management). For example, if a large institutional investor withdraws an investment in a Fund, the Fund could diminish in size by a substantial amount causing the remaining investors to experience higher pro rata operating expenses, resulting in lower returns for such investors. The purchase or withdrawal by a large investor may result in significant portfolio trading expenses that are borne by other shareholders.

Disclosure of Portfolio Holdings

GE Asset Management has adopted policies and procedures to protect a Fund’s portfolio information and to prevent the misuse of that information by a third party. GE Asset Management limits disclosure of portfolio information to situations it believes will not result in material harm or disadvantage to investors in the Funds. The Funds will generally disclose on their website (www.geam.com) the complete list of month-end portfolio holdings for each Fund, 30 days after the end of each month. Top 10 portfolio holdings and portfolio characteristics (such as sector and regional weightings) are generally posted monthly for each Fund, 15 days after the end of each month. A description of the Funds’ policies and procedures relating to the disclosure of portfolio holdings is available in the Funds’ SAI.

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About the Investment Adviser

Investment Adviser and Administrator

GE Asset Management, located at 1600 Summer Street, Stamford, Connecticut 06905, is the investment adviser and administrator of each Fund. GE Asset Management is a wholly-owned subsidiary of General Electric Company (GE) and a registered investment adviser. As of December 31, 2012, GE Asset Management had approximately $120 billion of assets under management, of which approximately $20 billion was invested in mutual funds.

For many years, GE’s tradition of ingenuity and customer focus has included financial services. In the late 1920s, through a desire to promote the financial well-being of its employees, GE began managing assets for its employee pension plan. By the mid-1930s, GE pioneered some of the nation’s earliest mutual funds, the Elfun Funds — to be followed years later by the GE Savings & Security Program Funds. The success of these funds spurred growth; eventually GE expanded its mutual fund offerings to include a wide variety of investment products called the GE Family of Funds.

GE Asset Management bases its investment philosophy on two enduring principles. First, GE Asset Management believes that a disciplined, consistent approach to investing can add value to an investment portfolio over the long term. Its commitment to in-depth research, sound judgment and hard work provides investors with an opportunity to take advantage of attractive investments around the world. Second, GE Asset Management follows the same principles of integrity and quality that have guided GE over the past century and have made it the world-class company that it is today.

Each Fund pays GE Asset Management a combined fee for advisory and administrative services that is accrued daily and paid monthly. The advisory and administration fees (“management fees”) for each Fund declines incrementally as Fund assets increase. This means that investors pay a reduced fee with respect to Fund assets over a certain level, or “breakpoint.” The management fee for each Fund, and the relevant breakpoints, are stated in the schedule on the right (fees are expressed as an annual rate up to the maximum annual fee for investment management services).

The Small-Cap Equity Fund has retained sub-advisers to manage the Fund’s assets. GE Asset Management pays each sub-adviser of the Small-Cap Equity Fund an investment sub-advisory fee out of the management fee that it receives from the Fund. The investment sub-advisory fee is paid by GE Asset Management monthly and is based upon the average daily net assets of the Fund’s assets that are allocated to and managed by the sub-adviser. For their services, GE Asset Management pays an investment sub-advisory fee to each of Palisade Capital Management, L.L.C. (Palisade), Champlain Investment Partners, LLC (Champlain), GlobeFlex Capital, LP (GlobeFlex), Kennedy Capital Management, Inc. (Kennedy) and SouthernSun Asset Management, LLC (SouthernSun), sub-advisers to the Small-Cap Equity Fund.

Management Fees:

Each Fund pays GE Asset Management a management fee. The fee is accrued daily and paid monthly at the following rates:

Name of Fund	Average Daily Net Assets of Fund	Annual Rate Percentage
Small-Cap Equity Fund	First $250 million Next $250 million Over $500 million	0.95% 0.90% 0.85%
International Equity Fund	First $25 million Next $50 million Over $75 million	0.75% 0.65% 0.55%
Strategic Investment Fund	First $25 million Next $25 million Over $50 million	0.45% 0.40% 0.35%

For the fiscal year ended September 30, 2012, the Funds paid GE Asset Management the following management fees as a percentage of average net assets:

Name of Fund	Management Fee Paid
Small-Cap Equity Fund	0.88%
International Equity Fund	0.55%
Strategic Investment Fund	0.34%

From time to time, GE Asset Management may waive or reimburse the management fee paid by a Fund.

Each Fund’s management fee is intended to be a “unitary” fee that includes all operating expenses payable by the Fund, except for fees and expenses associated with the GE Institutional Funds’ independent Trustees, shareholder servicing and distribution (12b-1) fees, brokerage fees and commissions, and expenses that are not normal operating expenses of the Fund (such as extraordinary expenses, interest and taxes). The management fee fluctuates based upon the average daily net assets of the Fund.

GE Asset Management has a contractual arrangement with the Funds to waive a portion of its management fee charged to a Fund in an amount equal to the management fee payable to GE Asset Management by the GE Institutional Money Market Fund with respect to that Fund’s cash holdings invested in the GE Institutional Money Market Fund, if any. Such contractual management fee waiver arrangement will extend through January 28, 2014, and can be changed or terminated only with the approval of the Board of Trustees and GE Asset Management.

Board of Trustees’ Approval of Investment Advisory Agreements

The Fund’s semi-annual report to shareholders for the six-month period ended March 31, 2012, contains a discussion regarding the basis for the Funds’ Board of Trustees approval of all investment advisory contracts, including sub-advisory contracts with Palisade, Champlain GlobeFlex, SouthernSun and Kennedy with respect to the Small-Cap Equity Fund.

26

GE Institutional Funds Prospectus

January 28, 2013

Manager of Managers Structure

GE Asset Management and the Funds have received an exemptive order from the SEC to operate under a manager of managers structure that permits GE Asset Management, with the approval of the Board of Trustees, to appoint and replace sub-advisers, enter into sub-advisory agreements, and materially amend and terminate sub-advisory agreements on behalf of the Funds without shareholder approval (the “Manager of Managers Structure”). Under the Manager of Managers Structure, GE Asset Management has ultimate responsibility, subject to oversight of the Funds’ Board of Trustees, for overseeing the Funds’ sub-advisers and recommending to the Board their hiring, termination, or replacement. The SEC order does not apply to any sub-adviser that is affiliated with the Funds or GE Asset Management. Notwithstanding the SEC exemptive order, adoption of the Manager of Managers Structure by a Fund also requires prior shareholder approval, which has been obtained for each of the International Equity, Small-Cap Equity and Strategic Investment Funds.

The Manager of Managers Structure enables the Funds to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approvals for matters relating to sub-advisers or sub-advisory agreements. Operation of a Fund under the Manager of Managers Structure will not: (1) permit management fees paid by a Fund to GE Asset Management to be increased without shareholder approval; or (2) diminish GE Asset Management’s responsibilities to a Fund, including GE Asset Management’s overall responsibility for overseeing the portfolio management services furnished by its sub-advisers. Shareholders will be notified of any changes made to sub-advisers or sub-advisory agreements within 90 days of the change.

27

About the Investment Adviser

About the Funds’ Portfolio Managers

Each Fund is managed by either an individual portfolio manager who is primarily responsible for the day-to-day management of the Fund, or a team of portfolio managers, who are jointly and primarily responsible for the day-to-day management of the Fund. The portfolio managers of the Funds generally have final authority over all aspects of their portions of a Fund’s investment portfolio, including securities purchase and sale decisions, portfolio construction techniques and portfolio risk assessment. The following sets forth the roles of the primary portfolio managers of the specified Funds followed by biographical information for each portfolio manager.

Portfolio Management Teams

The Small-Cap Equity Fund is managed by David Wiederecht, who is vested with oversight authority over the Fund’s sub-advisers that provide day-to-day management of the assets of the Fund allocated to them. Mr. Wiederecht has full discretion in determining the assets that are allocated to each sub-adviser. The current sub-advisers of the Fund are as follows: Palisade; Champlain; GlobeFlex; Kennedy; and SouthernSun. Additional information about each sub-adviser can be found under the section entitled — About the Sub-Advisers — Small-Cap Equity Fund later in this Prospectus.

The International Equity Fund is managed by a team of portfolio managers that includes Ralph R. Layman, Jonathan L. Passmore and Michael J. Solecki. As lead portfolio manager for the Fund, Mr. Layman oversees the entire team and assigns a portion of the Fund to each manager, including himself. Each portfolio manager is limited to the management of his or her portion of the Fund, the size of the portion which Mr. Layman determines on an annual basis. The portfolio managers do not operate independently of each other; rather, the team operates collaboratively, communicating purchases or sales of securities on behalf of the Fund.

The Strategic Investment Fund is managed by a team of portfolio managers that includes Greg Hartch and David Wiederecht. Mr. Hartch and Mr. Wiederecht are vested with oversight authority for determining asset allocations for the Fund. Each of the U.S. equity, international equity and fixed income portions of the Fund are managed by separate teams of portfolio managers and analysts. The sub-portfolios underlying the Fund are managed independently of each other, and the portfolio managers have full discretion over their particular sub-portfolio; however, the portfolio management team is collaborative to ensure strict adherence to seek the Fund’s objective. In addition to oversight authority for asset allocation, Mr. Hartch and Mr. Wiederecht may at times adjust the Fund’s investment exposure through the use of various investment techniques, such as investments in derivative instruments and exchange traded funds.

Portfolio Manager Biographies

The following sets forth biographical information for those individuals who are primarily responsible for managing the specified Fund’s investments. The portfolio managers may change from time to time. The SAI provides the following additional information about each portfolio manager (including those of the sub-advisers): (i) portfolio manager’s compensation; (ii) other accounts managed by each portfolio manager; and (iii) each portfolio manager’s ownership of shares of the Fund he/she manages, if any.

Greg Hartch is an Executive Vice President and the Strategy and Business Development Leader at GE Asset Management. He has served as a portfolio manager to the Strategic Investment Fund since January 2011. Mr. Hartch joined GE Asset Management in 2002 and has held various positions at GE Asset Management including Senior Vice President — Alternative Assets from 2002 to 2004, Director of Fixed Income Research from 2004 to 2007, Managing Director — International Real Estate from 2007 to 2010 and Senior Vice President — Tactical Asset Allocation from 2010 to 2011. He has served as the Strategy and Business Development Leader since 2011 and became an Executive Vice President in 2013.

Ralph R. Layman is an Executive Vice President, Chief Investment Officer Emeritus and a Director of GE Asset Management. Mr. Layman has led the team of portfolio managers for the International Equity Fund since the Fund’s commencement. Mr. Layman joined GE Asset Management in 1991 as a Senior Vice President for International Investments, became an Executive Vice President in 1992, served as President — International Equities from March 2007 to July 2009, President and Chief Investment Officer — Public Equities from July 2009 to March 2012, and has served as Chief Investment Officer Emeritus since March 2012.

Jonathan L. Passmore is a Senior Vice President of GE Asset Management. He has served as a portfolio manager of the International Equity Fund since January 2002. Prior to joining GE Asset Management in January 2001, he was with Merrill Lynch for six years, most recently as Director, international equities.

Michael J. Solecki is a Senior Vice President and Chief Investment Officer — International Equities at GE Asset Management. He has served as a portfolio manager of the International Equity Fund since September 1997. He joined GE Asset Management in 1990 as an international equity analyst. He became a Vice President for international equity portfolios in 1996, and Senior Vice President in 2000, Co-Chief Investment Officer — International Equities in March 2009 and Chief Investment Officer — International Equities in March 2012.

David Wiederecht is the President and Chief Investment Officer — Investment Solutions and a Director at GE Asset Management. He has served as a portfolio manager of the Small-Cap Equity Fund since September 2010, and has served as portfolio manager to the Strategic Investment Fund since January 2011. Mr. Wiederecht joined GE Asset Management in 1988 and has held various positions at GE Asset Management including Vice President — Alternative Investments/Private Equity/Hedge Fund from 1998 to 2004, Managing Director — Alternative Investments from 2004 to 2008, and President and Chief Investment Officer — Investment Solutions since 2008.

28

GE Institutional Funds Prospectus

January 28, 2013

About the Sub-Advisers

GE Asset Management seeks to make the best managers available to Fund shareholders, whether that means accessing GE Asset Management’s wealth of internal talent or using external talent (sub-advisers). When GE Asset Management feels the need to access specialists outside, it investigates and engages sub-advisers with strong performance records and styles that match the investment objectives of the Funds. GE Asset Management is proud to engage the following sub-advisers to conduct the investment programs for the following Fund.

Small-Cap Equity Fund

The assets of the Small-Cap Equity Fund are allocated to and managed by each of the following sub-advisers: (i) Palisade; (ii) Champlain; (iii) GlobeFlex; (iv) Kennedy; and (v) SouthernSun. GE Asset Management is responsible for allocating the Small-Cap Equity Fund’s assets among the sub-advisers (Allocated Assets), and for managing the Fund’s cash position. The following sets forth below the information for each sub-adviser:

Palisade Capital Management, L.L.C. (Palisade)

One Bridge Plaza

Fort Lee, NJ 07024

Palisade has a history of managing small-cap equity portfolios and for several years has provided pension fund services to GE. The company has managed various institutional and private accounts with total assets of $3.63 billion as of December 31, 2012. Palisade translates its experience from various institutional and private accounts to mutual fund portfolios it sub-advises for GE Asset Management. Palisade has managed the Small-Cap Equity Fund since inception.

Palisade’s Allocated Assets are managed by Jack Feiler, Marc Shapiro and Dennison T. “Dan” Veru, members of Palisade’s Investment Policy Committee. Mr. Feiler, Mr. Shapiro and Mr. Veru are jointly and primarily responsible for the strategy of the Allocated Assets and the day-to-day management of the Allocated Assets is executed by Mr. Shapiro.

Jack Feiler, President and Chief Investment Officer — Private Wealth Management, has over 40 years of investment experience and has served as a Chief Investment Officer at Palisade since the commencement of Palisade’s operations in April 1995 and is a member of Palisade’s Investment Policy Committee. He has served as a portfolio manager of the Small-Cap Equity Fund since its inception. Prior to joining Palisade, Mr. Feiler was a Senior Vice President-Investments at Smith Barney from 1990 to 1995.

Marc Shapiro, Senior Portfolio Manager, joined Palisade in February 2004. Mr. Shapiro serves as the portfolio manager for Palisade’s Institutional Small Cap Core Equity portfolios. Mr. Shapiro became a senior portfolio manager in March 2012 and had served as the strategy’s associate portfolio manager and as a Senior Vice President of Research for Palisade’s Small Cap Core Equity portfolio since October 2006, with lead research responsibility for a number of sectors, including the Information Technology and Telecom Services sectors. Prior to joining Palisade, Mr. Shapiro was a senior equity analyst at Awad Asset Management and a small cap analyst at Schroders. Mr. Shapiro received his M.S. in Finance from Drexel University and his B.S. in Finance from the College of New Jersey.

Dennison T. (“Dan”) Veru, Executive Vice-President and Chief Investment Officer — Institutional, joined Palisade in March 2000. Since joining Palisade, Mr. Veru has been a member of the Investment Policy Committee and became a principal of Palisade in July 2004. Prior to joining Palisade, he was President and Director of Research of Awad Asset Management, a division of Raymond James Financial. Mr. Veru has been a frequent guest on CNBC, CNN, Fox and Bloomberg television. Prior to Awad, Mr. Veru worked with the Palisade team from 1984 through 1992. Mr. Veru graduated from Franklin & Marshall College.

Champlain Investment Partners, LLC (Champlain)

180 Battery Street

Burlington, VT 05401

Champlain is a registered investment adviser that was formed in 2004 and focuses on managing core small and mid-cap strategies. As of December 31, 2012, Champlain had over $4.39 billion in assets under management. Champlain’s Allocated Assets are managed by a team of investment professionals led by Scott T. Brayman, CFA, who is a co-founder of Champlain.

Scott T. Brayman, CFA, is a Managing Partner and Chief Investment Officer at Champlain and has more than 27 years of investment management experience. Mr. Brayman leads the investment team for both the small and mid-cap strategies at Champlain. Prior to joining Champlain in 2004, Mr. Brayman was a Senior Vice President and served as a portfolio manager at NL Capital Management, Inc. from 2003 to 2004, and served as a portfolio manager with Sentinel Advisers, Inc. from 1996 to 2004, where he was responsible for managing the small-cap and core mid-cap strategies. Mr. Brayman began his career as a credit analyst with the First National Bank of Maryland.

GlobeFlex Capital, LP (GlobeFlex)

4365 Executive Drive, Suite 720

San Diego, CA 92121

GlobeFlex is a registered investment adviser that was formed in 1994 to specialize in equity management for the institutional marketplace, with a focus on both U.S. and international growth small and mid-cap companies. As of December 31, 2012, GlobeFlex had over $3.3 billion in assets under management, and over 37 clients. GlobeFlex’s Allocated Assets are managed by a team of investment professionals led by Robert J. Anslow, who is the co-founder of GlobeFlex.

Robert J. Anslow, is the Managing Partner and Chief Investment Officer responsible for all portfolio management and research activities at GlobeFlex and has more than 30 years of investment management experience. Prior to

29

About the Investment Adviser

co-founding GlobeFlex in 1994, Mr. Anslow was a Director of the Systematic and Global Portfolio Management/Research Group at Nicholas-Applegate Capital Management (Nicholas-Applegate) from 1986 to 1994, where he built the first systematic process for international investing. Prior to Nicholas-Applegate, Mr. Anslow was responsible for systematic portfolio management and research processes at two major investment institutions: the California Public Employee’s Retirement System (CalPERS) and BayBanks Investment Management of Boston.

Kennedy Capital Management, Inc. (Kennedy)

10829 Olive Boulevard

St. Louis, MO 63141

Kennedy is a registered investment adviser that was formed in 1980 to provide customized investment management services to corporate and public pension funds, endowments, foundations and multi-employer plans as well as high-net-worth individuals, and specializes in the small and mid-cap asset classes. As of December 31, 2012, Kennedy had approximately $4.37 billion in assets under management. Kennedy’s Allocated Assets is managed by a team of investment professionals led by Mr. Frank Latuda, Jr., CFA.

Frank Latuda Jr., CFA is a Vice President, Director and Chief Investment Officer at Kennedy as well as portfolio manager of Kennedy’s Small Cap Value I, Mid Cap Value, All Cap Value and SMID Cap Value separately-managed portfolios. As Chief Investment Officer, Mr. Latuda also serves as Chairman of Kennedy’s Investment Policy Committee. Mr. Latuda joined Kennedy as an equity analyst in 1997 and served as Director of Research from 1998 until 2000. He has been portfolio manager since October 2000, when he took over the Small Cap Value I portfolio. Prior to joining Kennedy, he was an analyst with Burns, Pauli, Mahoney Company. Mr. Latuda earned a B.S. in Electrical Engineering from the University of Notre Dame, as well as an M.S. in Electrical Engineering and an M.B.A. from the University of Illinois.

SouthernSun Asset Management, LLC (SouthernSun)

6070 Poplar Avenue, Suite 300

Memphis, TN 38119

SouthernSun, established in 1989, is a registered investment adviser focusing on both U.S. and international value small and mid-cap companies, primarily serving the institutional marketplace. As of December 31, 2012, SouthernSun had over $2.6 billion in assets under management. SouthernSun’s Allocated Assets are managed by a team of investment professionals led by Michael W. Cook, who is the founder of SouthernSun.

Michael W. Cook is the Chief Executive Officer and Chief Investment Officer at SouthernSun responsible for all portfolio management activities for the firm, and has more than 20 years of investment management experience. Prior to founding SouthernSun in 1989, Mr. Cook was a portfolio manager/analyst at Front Street Capital Management from 1986 to 1988, and was an account executive at Merrill Lynch from 1985 to 1986.

30

GE Institutional Funds Prospectus

January 28,  2013

How to Invest

Eligible Investors

The GE Institutional Funds are primarily offered to certain institutional investors, such as defined contribution plans that meet the requirements for qualification under section 401(k) of the Internal Revenue Code (Code), qualified college savings plans under section 529 of the Code, and defined benefit plans, foundations, endowments and corporations investing on their own behalf.

The GE Institutional Funds expect that most of the time each Fund will have relatively few direct shareholder accounts (as compared with most mutual funds) but that each such account will constitute a substantial investment in a Fund.

GE Savings & Security Program Investors:

Each Fund offers two classes of shares – Investment Class and Service Class. The GE Savings & Security Program (the “Program”) invests in Investment Class shares of the International Equity Fund, Small-Cap Equity Fund and Strategic Investment Fund. The Program purchases and redeems Investment Class shares of each Fund for its asset value without any sales or redemption charge.

Plan participants should consult the Program’s Supplemental Information document and other materials describing the Program for information about how to invest in the International Equity Fund, Small-Cap Equity Fund and Strategic Investment Fund investment options offered through the Program.

Disruptive Trading Policy

The GE Institutional Funds are meant for long-term investing. They are not meant for “market timing” or other types of frequent or short-term trading (“disruptive trading”). Disruptive trading can adversely affect Fund performance and the interests of long-term investors by, among other things, interfering with the efficient management of the Fund’s investment portfolio. Accordingly, the GE Institutional Funds have adopted, and the Board of Trustees has approved, policies and procedures reasonably designed to monitor Fund trading activity and, where disruptive trading is detected, to take action to stop such activity. The GE Institutional Funds reserve the right to amend these policies and procedures at any time without prior notice to investors or Authorized Firms (as defined later in this Prospectus).

GE Savings & Security Program Participants

Participants in the Program that exchange out of any Fund (namely the International Equity, Small-Cap Equity and Strategic Investment Fund) may be restricted from further exchanging back into that same Fund for a period of at least 30 days. This restriction does not affect the participant’s ability to exchange into any other investment option that has not been restricted or the participant’s ability to continue contributions into the participant’s defined contribution plan (including that same Fund).

This restriction also does not apply to certain withdrawals (such as distributions, hardship withdrawals and plan loans), systematic rebalancing or loan repayments. Program participants should consult the Your Benefits Handbook — Retirement Income Benefits (including updates) and any other materials describing disruptive trading within the Program.

Reservation of Rights to Reject Purchase or Exchange Orders

The GE Institutional Funds reserve the right to reject any purchase or exchange order at any time for any reason without prior notice to the investor or Authorized Firms.

Limitations on Ability to Prevent Disruptive Trading

Despite the efforts of the GE Institutional Funds and the Distributor to protect the GE Institutional Funds from harm caused by disruptive trading, there is no guarantee that the GE Institutional Funds’ disruptive trading policies and procedures will be effective.

The GE Institutional Funds are offered through an authorized broker-dealer, investment adviser, financial adviser, retirement plan administrator, insurance company, or other financial intermediary (Authorized Firms) that may establish an “omnibus” account with the GE Institutional Funds. Because the GE Institutional Funds may not receive information on the trading activity of the underlying individual investors, it may be difficult or impossible for the GE Institutional Funds to detect or stop disruptive trading in omnibus accounts. The difficulty may be even greater if there are multiple tiers of Authorized Firms or if omnibus accounts are used to hide disruptive trading within the trading activity of a large number of underlying investors.

Even if Authorized Firms have their own disruptive trading policies and procedures or cooperate in enforcing the GE Institutional Funds’ policies and procedures to the extent feasible, there is no guarantee that they will be effective and they may differ materially from those applied by the GE Institutional Funds to direct accounts. In addition, investors that purposely engage in disruptive trading may employ strategies to avoid detection. Consequently, the GE Institutional Funds may not be able to detect or stop disruptive trading until harm to the GE Institutional Funds has already occurred.

Risks of Disruptive Trading

Disruptive trading, especially involving large dollar amounts, may adversely affect GE Institutional Fund performance and the interests of long-term investors by interfering with efficient portfolio management and the implementation of long-term investment strategies. In particular, disruptive trading may:

•	require a GE Institutional Fund to keep more assets in cash or other liquid holdings than it would otherwise consider

31

How to Invest

appropriate, causing the GE Institutional Fund to miss out on gains in a rising market;

•	require a GE Institutional Fund to sell some of its investments sooner than it would otherwise consider appropriate in order to honor redemptions; and

•	increase brokerage commissions and other portfolio transaction expenses by causing the GE Institutional Fund to buy and sell securities more frequently as assets move in and out.

GE Institutional Funds that invest in foreign securities may be particularly susceptible to disruptive trading because of investors attempting to engage in “time-zone arbitrage,” a trading strategy that exploits the fact that the closing prices of foreign securities owned by the GE Institutional Fund are established some time before the GE Institutional Fund calculates its own share price (which typically occurs at 4:00 p.m. Eastern time). GE Institutional Funds that invest significantly in high-yield bonds or small-cap equity securities may be particularly susceptible to disruptive trading because of investors attempting to engage in “liquidity arbitrage,” a trading strategy that exploits knowledge of the value of securities and the fact that they are often infrequently traded. Such disruptive trading strategies may interfere with the efficient management of a GE Institutional Fund’s portfolio to an even greater degree than other types of disruptive trading and may dilute the value of Fund shares held by other investors.

Redemption Fees (currently suspended)

To discourage shareholders from engaging in disruptive trading in the International Equity Fund, and to offset brokerage commissions, market impact, and other costs associated with disruptive trading, a 2% redemption fee is charged on redemptions of shares of the International Equity Fund. The 2% redemption fee is charged on redemptions of shares of the International Equity Fund that are redeemed (either by selling the shares or exchanging into any other Fund) within 90 days of purchase (either by buying the shares or exchanging into the International Equity Fund), subject to certain exceptions. Shares of the International Equity Fund held for more than 90 days are not subject to the 2% redemption fee. This fee is paid to the International Equity Fund, not GE Asset Management or the Distributor. Shares held the longest will always be redeemed first. If a shareholder transfers shares to a different account registration or converts them to a different share class, the shares will retain their original purchase date for purposes of assessing the redemption fee.

The redemption fee does not apply to shares: (1) acquired through dividends or capital gains investments; (2) purchases through a defined contribution retirement plan (such as 401(k) and 403(b) plans); (3) redeemed because of death or disability, as defined in the Code; (4) that are mandatory retirement distributions of IRA accounts that represent the minimum required distribution from an IRA; and (5) that are redemptions effected through a Systematic Withdrawal Plan. These exceptions apply to shares purchased or redeemed either directly with the Fund or its transfer agent or indirectly through an Authorized Firm.

The 2% redemption fee will also be imposed by Authorized Firms on transactions in shares held in certain omnibus accounts that are not exempt as described above.

The redemption fee has currently been suspended. It may be reinstated at any time without prior notice.

Other Compensation Arrangements

GE Asset Management and its affiliates, at their own expense and out of their own legitimate profits or other resources, pay various amounts of additional compensation to certain Authorized Firms. Firms that receive these payments may be affiliated with GE Asset Management.

Payments may relate to selling and/or servicing activities, such as: access to an Authorized Firm’s customers or networks; recordkeeping services; aggregating, netting and transmission of orders; generation of sales and other informational materials; individual or broad-based marketing and sales activities; wholesale activities; conferences; retention of assets; new sales of Fund shares, and a wide range of other activities.

Compensation amounts generally vary, and can include various initial and on-going payments. Additional compensation may also be paid to broker-dealers who offer certain Funds as part of a special preferred-list or other preferred treatment program. As part of such a program, broker-dealers would promote the Funds rather than other mutual funds.

GE Asset Management does not direct the Funds’ portfolio securities transactions, or otherwise compensate broker-dealers in connection with any Fund’s portfolio transactions in consideration of sales of Fund shares.

GE Asset Management and its affiliates also may pay financial consultants for products and/or services such as: (i) performance analytical software, (ii) attendance at, or sponsorship of, professional conferences, (iii) product evaluations and other types of investment consulting and (iv) asset/liability studies and other types of retirement plan consulting. GE Asset Management and its affiliates may also provide non-cash compensation to financial consultants, including occasional gifts, meals, or other entertainment. These activities may create, or could be viewed as creating, an incentive for such consultants or their employees or associated persons to recommend or sell shares of the Funds to their client investors.

Authorized Firms and consultants that receive these various types of payments (including those affiliated with GE Asset Management) may have a conflict of interest in recommending or selling the Funds rather than other mutual funds to their client investors, particularly if these payments exceed the amounts paid by other mutual funds.

32

GE Institutional Funds Prospectus

January 28, 2013

Dividends, Capital Gains and Other Tax Information

Each Fund typically pays dividends from net investment income and distributions from net capital gains once each year. Dividends and distributions from net capital gains made by each Fund to the Program will be automatically reinvested in Investment Class shares of each respective Fund at each respective Fund’s net asset value. There are no fees or charges to reinvest dividends or distributions.

Each Fund is subject to a 4% excise tax on undistributed net investment income and net capital gains. To avoid this tax, the Funds may pay dividends from net investment income and distribute net capital gains more frequently.

Fund	Distribution Schedule
Small-Cap Equity Fund International Equity Fund Strategic Investment Fund	• Dividends are typically declared and paid annually. • Short-term and long-term capital gains, if any, are typically declared and paid annually.

Taxes

For federal income tax purposes, each Fund is treated as a separate entity from other funds of GE Institutional Funds. Each Fund intends to qualify each year as a “regulated investment company” under the Internal Revenue Code. By so qualifying, each Fund is not subject to federal income taxes to the extent that its net investment income and net realized capital gains are distributed to the Program and other shareholders.

Since the Program holds shares of each Fund on behalf of Program participants, no discussion is included herein as to the federal income tax consequences to the Program or Program participants. For information concerning the federal tax consequences to Program participants, consult the Your Benefits Handbook — Retirement Income Benefits (including updates) and any other materials describing Program tax matters.

33

Calculating Share Value

Fund shares are sold and redeemed at net asset value (NAV). The NAV of each share is calculated as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, each day the NYSE is open for trading. The NYSE is closed on certain holidays listed in the SAI. The value of the portfolio securities held by each Fund may change on days when shareholders will not be able to purchase or redeem the Fund’s shares.

The NAV per share class for each Fund is determined by adding the value of the Fund’s investments, cash, and other assets attributable to that class, subtracting its liabilities, and then dividing the result by the number of that class’ outstanding shares.

A Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sales price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid price as reported by an independent pricing service. The pricing services use various pricing models for each asset class. The inputs and assumptions to the models of the pricing services are derived from market observable sources, which may include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers and other market related data. Since many fixed income securities do not trade on a daily basis, the methodology of a pricing service may also use other available information such as benchmark curves, benchmarking of similar securities, sector groupings and matrix pricing, as applicable. Thus, certain securities may not be priced using market quotations, but rather determined from market observable information. In the absence of a reliable bid price from such a pricing service, debt securities may be valued based on broker or dealer supplied valuations or quotations.

A Fund may use non-binding broker or dealer quotes for valuation when there is limited or no relevant market activity for a specific investment or for other investments that share similar characteristics, and a price is not provided by a pricing service or is deemed not to be reliable.

A Fund’s written or purchased options are valued at the last sales price or, if no sales occurred that day, at the last reported bid price. Any short-term securities of sufficient credit quality held by any other Fund with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost. All assets and liabilities of the Funds initially expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuters exchange rate computed at 11:00 a.m. Eastern time.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Funds’ Board of Trustees that are designed to establish its “fair” value. Those procedures require that the fair value of a security be established by a valuation committee of GE Asset Management. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security’s primary market and before the close of regular trading on the NYSE. This independent fair value pricing service uses a proprietary model to identify affected securities, taking into consideration various factors, and the fair value of such securities may be something other than the last available quotation or other market price.

Fair value determinations generally are used for securities whose value is affected by a significant event that may materially affect the value of a security, and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Fund’s NAV.

The value established for such a portfolio security valued other than by use of a market quotation (as described above) may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time and it is possible that the Fund would incur a loss because a portfolio security is sold at a discount to its established value. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Portfolio securities that are valued using techniques other than market quotations, particularly securities that are “fair valued,” are subject to valuation risk.

34

GE Institutional Funds Prospectus

January 28, 2013

Financial Highlights

The financial highlights tables that follow are intended to help you understand a Fund’s financial performance for the fiscal years or periods ended September 30. Certain information reflects financial results for a single Fund share.

The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). Fiscal year end information has been derived from the Funds’ financial statements which, for each period, have been audited by KPMG LLP, independent registered public accounting firm, whose reports, along with the Funds’ financial statements, is included in the Funds’ Annual Report, which is available upon request.

35

Financial Highlights

Selected data based on a share outstanding throughout the periods indicated

Small-Cap Equity Fund
	INVESTMENT CLASS
	9/30/12	9/30/11	9/30/10	9/30/09	9/30/08
Inception date					8/3/98
Net asset value, beginning of period	$13.05	$12.61	$11.11	$12.35	$16.51
Income (loss) from investment operations:
Net investment income (loss)	0.04	0.05	0.03	0.05	0.10
Net realized and unrealized gains (losses) on investments	3.86	0.40	1.51	(1.20)	(2.67)
Total income (loss) from investment operations	3.90	0.45	1.54	(1.15)	(2.57)
Less distributions from:
Net investment income (loss)	0.06	0.01	0.04	0.09	0.08
Net realized gains	0.09	—	—	—	1.51
Total distributions	0.15	0.01	0.04	0.09	1.59

Net asset value, end of period	$16.80	$13.05	$12.61	$11.11	$12.35

Total Return (a)	30.03%	3.53%	13.91%	(9.07)%	(16.86)%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$966,702	$759,833	$722,935	$609,835	$635,849
Ratios to average net assets:
Net investment income (loss)	0.27%	0.31%	0.24%	0.51%	0.68%
Net expenses	0.89%(b)	0.89%(b)	0.89%(b)	0.91%(b)	0.60%(b)
Gross expenses	0.90%(c)	0.89%	0.91%	0.93%	0.61%
Portfolio turnover rate	36%	46%	46%	49%	73%

International Equity Fund
	INVESTMENT CLASS
	9/30/12	9/30/11	9/30/10	9/30/09	9/30/08
Inception date					11/25/97
Net asset value, beginning of period	$ 9.25	$10.90	$10.90	$13.51	$19.96
Income (loss) from investment operations:
Net investment income (loss)	0.20*	0.23	0.20*	0.20	0.43
Net realized and unrealized gains (losses) on investments	1.47*	(1.70)	0.01*	(1.32)	(5.31)
Total income (loss) from investment operations	1.67	(1.47)	0.21	(1.12)	(4.88)
Less distributions from:
Net investment income (loss)	0.24	0.18	0.21	0.38	0.31
Net realized gains	—	—	—	1.11	1.26
Total distributions	0.24	0.18	0.21	1.49	1.57

Net asset value, end of period	$ 10.68	$9.25	$10.90	$10.90	$13.51

Total Return (a)	18.43%	(13.83)%	1.93%	(5.34)%	(26.41)%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$1,984,087	$1,876,948	$2,289,643	$2,038,051	$1,892,548
Ratios to average net assets:
Net investment income (loss)	2.03%	1.95%	1.85%	2.44%	2.62%
Net expenses	0.56%(b)	0.55%(b)	0.56%(b)	0.55%(b)	0.55%(b)
Gross expenses	0.56%	0.56%	0.56%	0.56%	0.56%
Portfolio turnover rate	50%	41%	49%	41%	38%

36	See Notes to Financial Statements

GE Institutional Funds Prospectus

January 28, 2013

Selected data based on a share outstanding throughout the periods indicated

Strategic Investment Fund
	INVESTMENT CLASS
	9/30/12	9/30/11	9/30/10	9/30/09	9/30/08
Inception date					10/29/99
Net asset value, beginning of period	$ 10.23	$10.71	$10.18	$10.62	$13.45
Income (loss) from investment operations:
Net investment income (loss)	0.22*	0.22	0.18	0.17	0.26
Net realized and unrealized gains (losses) on investments	1.66*	(0.51)	0.52	(0.32)	(2.32)
Total income (loss) from investment operations	1.88	(0.29)	0.70	(0.15)	(2.06)
Less distributions from:
Net investment income (loss)	0.23	0.19	0.17	0.25	0.25
Net realized gains	—	—	—	0.04	0.52
Total distributions	0.23	0.19	0.17	0.29	0.77

Net asset value, end of period	$ 11.88	$10.23	$10.71	$10.18	$10.62

Total Return (a)	18.67%	(2.85)%	6.89%	(0.80)%	(16.13)%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$742,918	$629,230	$659,553	$570,071	$522,383
Ratios to average net assets:
Net investment income (loss)	1.93%	1.95%	1.83%	2.04%	2.24%
Net expenses	0.34%(b)	0.34%(b)	0.32%(b)	0.31%(b)	0.34%(b)
Gross expenses	0.36%(c)	0.36%	0.36%	0.36%	0.36%
Portfolio turnover rate	188%	187%	152%	177%	177%

Notes to Financial Highlights

(a)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Past performance does not guarantee future results.

(b)	Includes contractual management fee waiver related to the Fund’s investments in the GE Institutional Money Market Fund.

(c)	Ratios of gross expenses to average net assets do not correlate to Total Annual Fund Operating Expenses in the Fee Table due to Acquired Fund Fees and Expenses.

*	Average shares method used.

See Notes to Financial Statements	37

GE Institutional Funds Prospectus

If you wish to know more

You will find additional information about the GE Institutional Funds in the following documents:

Annual/Semi-Annual Reports to Shareholders: These reports detail the Funds’ actual investments as of the report date. Reports include performance numbers and a discussion of market conditions and investment strategies that significantly affected Fund performance during the Funds’ last fiscal year.

Statement of Additional Information (SAI): The SAI contains additional information about the Funds and their investment strategies and policies and is incorporated by reference (legally considered part of the Prospectus).

You may visit the Funds’ Internet Website (http://www.geam.com) or the SEC’s Internet Website (http://www.sec.gov) to view the Annual/Semi-Annual Reports, the SAI and other information about the GE Institutional Funds. Also, you can obtain copies of this information, after paying a duplication fee, by sending your request electronically to the following e-mail address: publicinfo@sec.gov, or in writing to the SEC’s Public Reference Section, Washington, D.C. 20549-1520. You may review and copy information about the Funds, including the SAI, at the SEC’s Public Reference Room in Washington, D.C. To find out more about the Public Reference Room, call the SEC at 1-202-551-8090.

GE Institutional Funds

You may obtain a free copy of the SAI or the Funds’ annual/semi-annual report and make shareholder inquiries by contacting:

GE Investment Distributors, Inc.

1600 Summer Street

Stamford, CT 06905

or at:

P.O. Box 7900

Stamford, CT 06904-7900

Telephone 1-800-242-0134

Website http://www.geam.com/prospectus

Investment Adviser

GE Asset Management Incorporated

1600 Summer Street

Stamford, CT 06905

or at:

P.O. Box 7900

Stamford, CT 06904-7900

Transfer Agent

BNY Mellon Asset Servicing

4400 Computer Drive

Westborough, MA 01581

Custodian

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Distributor

GE Investment Distributors, Inc.

Member FINRA/SIPC

Investment Company Act file number: 811-08257

GEF-INSTPRO-S&S-1 (01/13)

STATEMENT OF ADDITIONAL INFORMATION

January 28, 2013

GE INSTITUTIONAL FUNDS

1600 Summer Street, Stamford, Connecticut 06905

For information, call (800) 242-0134

	Investment Class	Service Class
Equity Funds
U.S. Equity Fund	GUSIX	GUSSX
U.S. Large-Cap Core Equity Fund	GEIVX	GEVSX
Premier Growth Equity Fund	GEIPX	GEPSX
Small-Cap Equity Fund	GSVIX	GSQSX
Small-Cap Growth Equity Fund	N/A	N/A
S&P 500 Index Fund	GIDIX	GIDSX
International Equity Fund	GIEIX	GIESX

Income Fund
Income Fund	GFIIX	GEISX
High Yield Fund	N/A	N/A

Asset Allocation Fund
Strategic Investment Fund	GSIVX	GSRVX

Money Market Fund
Money Market Fund	GEIXX	GSSXX

This Statement of Additional Information (“SAI”) supplements the information contained in the statutory prospectus of GE Institutional Funds (the “Trust”) dated January 28, 2013 (the “Prospectus”), and should be read in conjunction with the Prospectus. This SAI, although not a prospectus, is incorporated in its entirety by reference into the Prospectus. Copies of the Prospectus describing each series of the Trust listed above (each, a “Fund” and collectively, the “Funds”) may be obtained without charge by calling the Trust at the telephone number listed above.

The Trust’s financial statements for the fiscal year ended September 30, 2012, and the Auditor’s Reports thereon, are incorporated herein by reference to the Trust’s Annual Report dated September 30, 2012. The Annual Report may be obtained without charge by calling the Trust at the toll-free telephone number listed above.

Information regarding the status of shareholder accounts may be obtained by calling the Trust at the toll-free telephone number listed above or by writing to the Trust at P.O. Box 9838, Providence, RI 02940. If you have invested through an Authorized Firm, you should call that firm for information on the status of your account. Terms that are defined in the Prospectus shall have the same meanings in this SAI.

INVESTMENT STRATEGIES AND RISKS AND PORTFOLIO HOLDINGS

This section supplements the information contained in the Prospectus concerning the investment objectives and principal investment strategies and risks of the following diversified open-end funds: the U.S. Equity Fund, the U.S. Large-Cap Core Equity Fund, the Premier Growth Equity Fund (the “Premier Fund”), the Small-Cap Equity Fund, the S&P 500 Index Fund1, the International Equity Fund (the “International Fund”), the Income Fund, the Strategic Investment Fund, and the Money Market Fund. The High Yield Fund and the Small-Cap Growth Equity Fund (the “Small-Cap Growth Fund”), each an additional series of the Trust, are not currently being offered by the Trust.

The investment objective or objectives of a Fund are fundamental and cannot be changed without the approval of a majority of the outstanding voting shares of beneficial interest of that Fund. Certain investment restrictions also are fundamental and cannot be changed without shareholder approval. In contrast, certain other investment restrictions, as well as the investment policies, of each Fund are not fundamental and may be changed by the Trust’s Board of Trustees (the “Board”) without shareholder approval.

[1]

The S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”). S&P makes no representation or warranty, express or implied, to the investors of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P 500 Composite Stock Index (the “S&P 500® Index”) to track general stock market performance. S&P’s only relationship to the Fund is the licensing of certain trademarks and trade names of S&P and of the S&P 500® Index which is determined, composed and calculated by S&P without regard to the Fund. S&P has no obligation to take the needs of the Fund or the investors in the Fund into consideration in determining, composing or calculating the S&P 500® Index. S&P is not responsible for and has not participated in the determination of the prices or composition of the Fund or the timing of the issuance or sale of the shares of that Fund. S&P has no obligation or liability in connection with the administration, marketing or trading of the Fund.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500® INDEX OR ANY DATA INCLUDED THEREIN, AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO THE RESULTS TO BE OBTAINED BY THE FUND, INVESTORS IN THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500® INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500® INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

There can be no assurance that any Fund will achieve its investment objective or objectives. Investors should not consider any one Fund alone to be a complete investment program. All of the Funds are subject to the risk of changing economic conditions, as well as the risk inherent in the ability of the portfolio manager to make changes in the composition of a Fund in anticipation of changes in economic, business, and financial conditions. As with any security, a risk of loss is inherent in an investment in the shares of any of the Funds. The different types of securities, investments, and investment practices used by each Fund all have attendant risks of varying degrees. For example, with respect to equity securities, there can be no assurance of capital appreciation and there is a substantial risk of decline. With respect to debt securities, there exists the risk that the issuer of a security may not be able to meet its obligations on interest or principal payments at the time required by the instrument. In addition, the value of debt instruments generally rises and falls inversely with prevailing current interest rates. As described below, an investment in certain of the Funds entails special additional risks as a result of their ability to invest a substantial portion of their assets in foreign securities.

The stock and bond markets in the United States and internationally have recently experienced unprecedented volatility. This financial crisis caused a significant decline in the value and liquidity of many securities. Despite gains in some markets after steep declines, such as those experienced during certain periods of 2008-09, negative conditions and price declines may return unexpectedly and dramatically. In these types of situations, it may not be possible to identify all significant risks and opportunities using past investment strategies or models.

Recent Regulatory Developments

On July 21, 2010, President Obama signed the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) into law. The Dodd-Frank Act significantly impacts the financial services industry and includes provisions that regulate the operation of depository institutions and their holding companies . Among other things, the Dodd-Frank Act: 1) creates the Bureau of Consumer Financial Protection, a new independent consumer watchdog agency housed within the Federal Reserve Board (“FRB”) with broad rulemaking authority to implement the consumer protection laws that apply to financial services providers and to prohibit “unfair, deceptive or abusive” acts or practices, 2) grants to the U.S. Department of the Treasury, Federal Deposit Insurance Corporation and the FRB broad new powers to seize, close and wind down “too big to fail” financial (including non-bank) institutions in an orderly fashion, 3) establishes a new Financial Stability Oversight Council, charged with identifying and responding to emerging risks throughout the financial system, composed primarily of federal financial services regulators and chaired by the Secretary of the Treasury Department, 4) restructures the federal regulatory jurisdiction over depository institutions and their holding companies, and abolishes the Office of Thrift Supervision, 5) adopts new federal oversight of the insurance industry, 6) adopts new standards and rules for the mortgage industry, 7) adopts new bank, thrift and holding company regulation, 8) adopts new federal regulation of the derivatives market, 9) adopts the so-called “Volcker Rule,” substantially restricting proprietary trading by depository institutions and their holding companies, 10) imposes requirements for “funeral plans” by large, complex financial companies, 11) establishes new regulation of the securitization market through “skin in the game” and enhanced disclosure requirements, 12) establishes new regulation of interchange fees, 13) establishes new and enhanced compensation and corporate governance oversight for the financial services industry, 14) provides enhanced oversight of municipal securities, 15) provides a specific framework for payment, clearing and settlement regulation, 16) adopts new federal hedge fund regulation, 17) adopts new fiduciary duties and regulation of broker dealers, investment companies and investment advisers, 18) tasks the federal banking agencies with adopting new and enhanced capital standards for all depository institutions, 19) significantly narrows the scope of federal preemption for national banks and federal thrifts, and 20) places a moratorium on ownership of industrial loan banks by non-financial companies.

Since the enactment of the Dodd-Frank Act, the Securities and Exchange Commission (the “SEC”), the Commodity Futures Trading Commission (the “CFTC”) and other federal regulators have been engaged in developing rules and regulations implementing provisions of the Dodd-Frank Act. While some rules have been adopted in final forms, others remain to be finalized. The Dodd-Frank Act and the rules and regulations promulgated thereunder may negatively impact a Fund’s ability to meet its investment objective and may increase the cost of a Fund’s investments and the cost of doing business. Nevertheless, it is not possible at this time to develop a complete picture of the exact nature and scope of the impact of the Dodd-Frank Act on the Funds.

Investments in bank paper may not yield expected returns, and uncertainty exists at this time with respect to the full impact and compliance burden of the Dodd-Frank Act on the operations and profitability of depository institutions and their holding companies, because rulemaking continues to be underway. Based on the provisions of the Dodd-Frank Act and proposed and final implementing regulations, it is highly likely that depository institutions and their holding companies will be subject to significantly increased regulation and compliance obligations. Accordingly, investments in bank paper may not yield expected returns as implementation of the Dodd-Frank Act through agency rulemaking and other guidance may significantly curtail the operations and profitability of depository institutions and their holding companies.

Investment Objectives and Principal Strategies

U.S. Equity Fund

The investment objective of the U.S. Equity Fund is long-term growth of capital. The Fund seeks to achieve this objective by investing at least 80% (measured at the time of investment) of its net assets plus borrowings for investment purposes, under normal circumstances, in equity securities of U.S. companies, such as common and preferred stocks. A U.S. company is a company that generates at least 50% of its revenues or profits from business activities in the U.S., has at least 50% of its assets situated in the U.S., or has the principal trading market for its securities in the U.S.

U.S. Large-Cap Core Equity Fund

The investment objectives of the U.S. Large-Cap Core Equity Fund are long-term growth of capital and future income. The Fund seeks to achieve its objectives by investing at least 80% (measured at the time of investment) of its net assets plus borrowings for investment purposes, under normal circumstances, in equity securities of large-capitalization U.S. companies (meaning companies with a market capitalization of $8 billion or more), such as common and preferred stocks. A U.S. company is a company that generates at least 50% of its revenues or profits from business activities in the U.S., has at least 50% of its assets situated in the U.S., or has the principal trading markets for its securities in the U.S. The Fund invests in U.S. large-capitalization companies that the portfolio managers consider to be undervalued by the market but have solid growth prospects. Undervalued securities are those securities that are undervalued relative to the market, their peers, their historical valuation or their growth rate potential.

Premier Fund

The investment objectives of the Premier Fund are long-term growth of capital and future income. The Fund seeks to achieve its objectives by investing at least 80% (measured at the time of investment) of its net assets plus borrowings for investment purposes only, under normal circumstances, in equity securities, such as common and preferred stocks. The Fund invests primarily in a limited number of large and medium sized companies (meaning companies with a market capitalization of $2 billion or more) that the portfolio manager believes have above-average growth histories and/or growth potential.

Small-Cap Equity Fund

The investment objective of the Small-Cap Equity Fund is long-term growth of capital. The Fund seeks to achieve this investment objective by investing at least 80% (measured at the time of investment) of its net assets plus borrowings for investment purposes, under normal circumstances, in equity securities of small-capitalization companies, such as common and preferred stocks. The Fund defines a small-capitalization company as one with a market capitalization that, at the time of investment, falls between (a) the bottom range of the Russell 2000® Index and (b) the greater of either the top range of the Russell 2000® Index or $3 billion. The Fund uses a multi-sub-adviser investment strategy that combines growth, value and core investment management styles. GE Asset Management Incorporated (“GEAM”) will allocate the Fund’s assets among the sub-advisers to maintain exposure to a combination of investment styles, but may have larger allocations to certain sub-advisers based on its assessment of the potential for better performance or to address capacity constraints of a particular sub-adviser, among other reasons. As a result, this strategy will typically produce a portfolio that does not materially favor value or growth style investing.

S&P 500 Index Fund

The investment objectives of the S&P 500 Index Fund are growth of capital and accumulation of income that corresponds to the investment return of the S&P 500® Composite Stock Index (the “S&P 500® Index”). The Fund seeks to replicate the return of the S&P 500® Index while holding transaction costs low and minimizing portfolio turnover. The portfolio manager attempts to achieve a correlation between the Fund's total return and that of the S&P 500® Index of at least 0.95, without taking expenses into account.

International Fund

The investment objective of the International Fund is long-term growth of capital. The Fund seeks to achieve this objective by investing at least 80% (measured at the time of investment) of its net assets plus borrowings for investment purposes, under normal circumstances, in equity securities, such as common and preferred stocks. The Fund invests primarily (meaning at least 65%) in companies in both developed and emerging market countries, outside the U.S. An issuer is considered to be located outside the U.S. if at least 50% of its revenues or profits are from business activities located outside the U.S., at least 50% of its assets are located outside the U.S., or the principal trading market for its securities is located outside the U.S. The Fund intends to position itself broadly among countries and, under normal circumstances, the Fund’s assets will be invested in securities of issuers collectively in no fewer than three different countries other than the U.S.

Income Fund

The investment objective of the Income Fund is maximum income consistent with prudent investment management and the preservation of capital. The Fund seeks to achieve this objective by investing at least 80% (measured at the time of investment) of its net assets plus borrowings for investment purposes, under normal circumstances, in debt securities. The Fund invests primarily in a variety of investment-grade debt securities, such as mortgage-backed securities, corporate bonds, U.S. Government securities and money market instruments. The Fund normally has a weighted average maturity of approximately five to ten years, but is subject to no limitation with respect to the maturities of the instruments in which it may invest.

Strategic Investment Fund

The investment objective of the Strategic Investment Fund is to seek maximum total return (total return includes both income and capital appreciation). The Fund seeks to achieve this objective by investing primarily in a combination of U.S. and foreign equity and debt securities and cash. The Fund’s asset allocation process utilizes information from GEAM’s Asset Allocation Committee to diversify holdings across these asset classes. The Fund adjusts its weightings based on market and economic conditions to meet its objectives. The Fund invests in equity securities, such as common and preferred stocks, principally for their capital appreciation potential and investment-grade debt securities principally for their income potential. The Fund invests in cash principally for the preservation of capital, income potential or maintenance of liquidity. Within each asset class, the portfolio managers primarily use active security selection to choose securities based on the perceived merits of individual issuers, although portfolio managers of different asset classes or strategies may place different emphasis on the various characteristics of a company during the selection process.

GEAM has broad latitude in selecting the classes of investments to which the Strategic Investment Fund’s assets are committed. Although the Fund has the authority to invest solely in equity securities, solely in debt securities, solely in cash or in any combination of these classes of investments, GEAM anticipates that at most times the Fund will be invested in a combination of equity and debt instruments and cash.

Money Market Fund

The investment objective of the Money Market Fund is a high level of current income consistent with the preservation of capital and the maintenance of liquidity. The Fund seeks to achieve this objective by investing, under normal circumstances, primarily in short-term, U.S. dollar denominated money market instruments. The Fund’s investments may include U.S. Government securities, repurchase agreements, commercial paper, certificates of deposit, variable rate securities, asset-backed securities, foreign debt securities, Eurodollar deposits and domestic and foreign bank deposits. The Fund invests consistent with regulatory standards governing security quality, maturity, liquidity and portfolio diversification.

High Yield Fund

The investment objective of the High Yield Fund is to maximize total return, consistent with the preservation of capital and prudent investment management. The Fund seeks to achieve this objective by investing, under normal circumstances, at least 80% (measured at the time of investment) of its net assets plus borrowings for investment purposes in high yield securities (including bonds rated below investment grade, sometimes called “junk bonds”).

Small-Cap Growth Fund

The investment objective of the Small-Cap Growth Fund is long-term growth of capital. The Fund seeks to achieve this objective by investing, at least 80% (measured at the time of investment) of its net assets plus borrowings for investment purposes, under normal circumstances, in equity securities of small-capitalization companies, such as common and preferred stocks. The Fund may invest in companies that GEAM believes have the potential for above-average growth.

*        *        *

Supplemental information concerning certain of the securities and other instruments in which the Funds may invest, the investment policies and strategies that the Funds may utilize and certain risks attendant to those investments, policies and strategies is provided below. Unless otherwise indicated, all Funds are permitted to engage in the following investment strategies and techniques. The Funds are not obligated to pursue the following strategies or techniques and do not represent that these strategies or techniques are available now or will be available at any time in the future. A Fund will not purchase all of the following types of securities or employ all of the following strategies unless doing so is consistent with its investment objective(s).

The following tables summarize the investment techniques that may be employed by the Funds. Certain techniques and limitations may be changed at the discretion of GEAM and in some cases subject to the approval by the Board. Percentage figures refer to the percentage of a Fund’s assets that may be invested in accordance with the indicated techniques.

	Borrowing	Repurchase Agreements	Reverse Repurchase Agreements	Restricted and Illiquid Investments	Structured and Indexed Securities	Purchasing and Writing Securities Options	Purchasing and Writing Securities Index Options
U.S. Equity Fund	331/3%	Yes	Yes	Yes	No	Yes	Yes
U.S. Large-Cap Core Equity Fund	331/3%	Yes	Yes	Yes	No	Yes	Yes
Premier Fund	331/3%	Yes	Yes	Yes	No	Yes	Yes
Small-Cap Equity Fund	331/3%	Yes	Yes	Yes	No	Yes	Yes
S&P 500 Index Fund	331/3%	Yes	Yes	Yes	No	Yes	Yes
International Fund	331/3%	Yes	Yes	Yes	No	Yes	Yes
Income Fund	331/3%	Yes	Yes	Yes	Yes	Yes	Yes
Strategic Investment Fund	331/3%	Yes	Yes	Yes	Yes	Yes	Yes
Money Market Fund	331/3%	Yes	Yes	No	No	No	No

	Futures Contracts and Options on Futures Contracts	Forward Currency Transactions	Options on Foreign Currencies	Maximum Investment in Debt Securities	Maximum Investment in Below- Investment Grade Debt Securities (High Yield Securities)	Maximum Investment in Foreign Securities		When-Issued and Delayed Delivery Securities
U.S. Equity Fund	Yes	Yes	Yes	20%	5%	15	%*	Yes
U.S. Large-Cap Core Equity Fund	Yes	Yes	Yes	20%	5%	20	%*	Yes
Premier Fund	Yes	Yes	No	20%	5%	25	%*	Yes
Small-Cap Equity Fund	Yes	Yes	Yes	20%	10%	10	%*	Yes
S&P 500 Index Fund	Yes	No	No	20%	5%	35	%*	Yes
International Fund	Yes	Yes	Yes	20%	5%	100%		Yes
Income Fund	Yes	Yes	Yes	100% (maximum of 25% in BBB by S&P or Baa by Moody’s or equivalent)	20% in BB or B by S&P or Ba or B by Moody’s or below or of similar quality	35	%*	Yes
Strategic Investment Fund	Yes	Yes	Yes	100% (maximum of 25% in BBB by S&P or Baa by Moody’s or equivalent)	20% in BB or B by S&P or Ba or B by Moody’s or below or of similar quality	70	%*	Yes
Money Market Fund	No	No	No	100%	None	25	%*	Yes

*	This limitation excludes: American Depository Receipts (“ADRs”); securities of a foreign issuer with a class of securities registered with the SEC and listed on a U.S. national securities exchange; and dollar-denominated securities publicly offered in the U.S. by a foreign issuer.

	Lending Portfolio Securities	Rule 144A Securities	Debt Obligations of Supranational Agencies	Depositary Receipts	Securities of Other Investment Funds	Municipal Leases	Floating and Variable Rate Instruments	Participation Interests in Municipal Obligations
U.S. Equity Fund	Yes	Yes	Yes	Yes	Yes	No	No*	No
U.S. Large-Cap Core Equity Fund	Yes	Yes	Yes	Yes	Yes	No	No*	No
Premier Fund	Yes	Yes	Yes	Yes	Yes	No	No*	No
Small-Cap Equity Fund	Yes	Yes	Yes	Yes	Yes	No	No*	No
S&P 500 Index Fund	Yes	Yes	No	Yes	Yes	No	No*	No
International Fund	Yes	Yes	Yes	Yes	Yes	No	No*	No
Income Fund	Yes	Yes	Yes	Yes	Yes	Yes	Yes	Yes
Strategic Investment Fund	Yes	Yes	Yes	Yes	Yes	Yes	Yes	Yes
Money Market Fund	Yes	Yes	Yes	No	No	No	Yes	No

*	Excludes commercial paper and notes with variable and floating rates of interest.

	Zero Coupon Obligations	Municipal Obligations Components	Custodial Receipts on Municipal Obligations	Mortgage Related Securities, including CMOs	Government Stripped Mortgage Related Securities	Asset-Backed Securities and Receivable- Backed Securities	Mortgage Dollar Rolls	Short Sales Against the Box
U.S. Equity Fund	Yes	No	No	Yes	No	No	No	Yes
U.S. Large-Cap Core Equity Fund	No	No	No	Yes	No	No	No	Yes
Premier Fund	No	No	No	Yes	No	No	No	Yes
Small-Cap Equity Fund	No	No	No	Yes	No	No	Yes	Yes
S&P 500 Index Fund	No	No	No	Yes	No	No	No	Yes
International Fund	No	No	No	Yes	No	No	No	Yes
Income Fund	Yes	Yes	Yes	Yes	Yes	Yes	Yes	Yes
Strategic Investment Fund	Yes	Yes	Yes	Yes	Yes	Yes	Yes	Yes
Money Market Fund	No	No	No	Yes	No	Yes	No	No

Money Market Fund Investments. The Money Market Fund limits its portfolio investments to securities that the Board determines present minimal credit risk and that are “Eligible Securities” at the time of acquisition by the Money Market Fund. “Eligible Securities” means securities rated by the requisite nationally recognized statistical rating organizations (“NRSROs”) in one of the two highest short-term rating categories, consisting of issuers that have received these ratings with respect to other short-term debt securities and comparable unrated securities. “Requisite NRSROs” means (i) any two NRSROs that have issued ratings with respect to a security or class of debt obligations of an issuer or (ii) one NRSRO, if only one NRSRO has issued such a rating at the time that the Money Market Fund acquires the security. Currently, four organizations are NRSROs: S&P, Moody’s Investors Service, Inc. (“Moody’s”), Fitch Investors Service, Inc. and Dominion Bank Ratings Service Limited. A discussion of the ratings categories is contained in the appendix to this SAI. By limiting its investments to Eligible Securities, the Money Market Fund may not achieve as high a level of current income as a fund investing in lower-rated securities.

All investments purchased by the Money Market Fund will mature or will be deemed to mature within 397 days or less from the date of acquisition and the average maturity of the Money Market Fund portfolio (on a dollar-weighted basis) will be 60 days or less. The maturities of variable rate demand instruments held in the Money Market Fund’s portfolio will be deemed to be the longer of the period required before the Money Market Fund is entitled to receive payment of the principal amount of the instrument through demand, or the period remaining until the next interest rate readjustment, although the stated maturities may be in excess of 397 days. The weighted average life of the Fund’s portfolio will be 120 days or less.

Under Rule 2a-7 of the Investment Company Act of 1940, as amended (the “1940 Act”), “Daily Liquid Assets” means (i) cash, (ii) direct obligations of the U.S. Government; or (iii) securities that will mature or any subject to a demand feature that is exercisable and payable within one business day. The Money Market Fund will not acquire any security other than a Daily Liquid Asset if, immediately after the acquisition, the Money Market Fund would have invested less than 10% of its total assets in Daily Liquid Assets. Under Rule 2a-7 of the 1940 Act, “Weekly Liquid Assets” means (i) cash, (ii) direct obligations of the U.S. Government, (iii) Government securities that are issued by a person controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by the U.S. Congress that (A) are issued at a discount to the principal amount to be repaid at maturity; and (B) have a remaining maturity date of 60 days or less; or (v) securities that will mature or any subject to a demand feature that is exercisable and payable within five business days. The Money Market Fund will not acquire any security other than a Weekly Liquid Asset if, immediately after the acquisition, the Money Market Fund would have invested less than 30% of its total assets in Weekly Liquid Assets. The Money Market Fund may maintain a higher percentage of its total assets in Daily Liquid Assets or Weekly Liquid Assets if determined to be appropriate by the Board.

The Money Market Fund may not invest more than 5% of its total assets in the securities of any one issuer, except for Government Securities and except to the extent permitted under rules adopted by the SEC under the 1940 Act. In addition, the Money Market Fund may not invest more than 3% of its total assets in Eligible Securities that have not received the highest short-term rating for debt obligations and comparable unrated securities (collectively, “Second Tier Securities”), and may not invest more than 0.5% of its total assets in the Second Tier Securities of any one issuer. The Money Market Fund is also prohibited from purchasing any Second Tier Securities with a remaining maturity in excess of 45 days. The Money Market Fund may invest more than 5% (but not more than 25%) of the then-current value of the Money Market Fund’s total assets in the securities of a single issuer for a period of up to three business days, so long as (i) the securities either are rated by the Requisite NRSROs in the highest short-term rating category or are securities of issuers that have received such ratings with respect to other short-term debt securities or are comparable unrated securities and (ii) the Money Market Fund does not make more than one such investment at any one time. Determinations of comparable quality for purchases of unrated securities are made by GEAM in accordance with procedures established by the Board. The Money Market Fund invests only in instruments that have (or, pursuant to regulations adopted by the SEC, are deemed to have) remaining maturities of 13 months or less at the date of purchase (except securities subject to repurchase agreements), determined in accordance with a rule promulgated by the SEC. Up to 25% of the Money Market Fund’s total assets may be invested in foreign debt securities, excluding, for purposes of this limitation, ADRs, securities of a foreign issuer with a class of securities registered with the SEC and listed on a U.S. national securities exchange, and dollar-denominated securities publicly offered in the U.S. by a foreign issuer. The Trust does not regard as a foreign security an Eligible Security issued by an issuer organized in the United States, even if affiliated with a foreign entity or otherwise serving as a nominal or co-issuer, or if issuing a security guaranteed by a foreign entity. Nor does the Money Market Fund regard as a foreign security, a dollar-denominated Eligible Security issued by a foreign bank with a branch in the United States. The Money Market Fund will maintain a dollar-weighted average portfolio maturity of 60 days or less. The assets of the Money Market Fund are valued on the basis of amortized cost, as described below under “Net Asset Value.” The Money Market Fund also may hold restricted securities that are eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”) (“Rule 144A Securities”), and that are liquid (see “Restricted Securities and Other Illiquid Investments”).

Money Market Instruments. The types of money market instruments in which each Fund may invest either directly or indirectly are as follows: (i) Government Securities, (ii) debt obligations of banks, savings and loan institutions, insurance companies and mortgage bankers, (iii) commercial paper and notes, including those with variable and floating rates of interest, (iv) debt obligations of foreign branches of U.S. banks, U.S. branches of foreign banks and foreign branches of foreign banks, (v) debt obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities, including obligations of supranational entities, (vi) debt securities issued by foreign issuers and (vii) repurchase agreements.

Each Fund, other than the Money Market Fund, may also invest indirectly in money market instruments through investments in the Money Market Fund, which generally would be used to invest a Fund’s cash balance, as well as the cash balances of other non-money market investment companies managed by GEAM. In order to ensure that the Funds do not incur duplicative advisory fees on the cash balances invested in the Money Market Fund, GEAM will waive a portion of its management fee for each Fund in an amount equal to the management fee charged by the Money Market Fund with respect to each Fund’s cash holdings invested in the Money Market Fund, if any. Each Fund, other than the Money Market Fund, may invest up to 25% of its assets in the Money Market Fund.

Each of the Funds may invest in the following types of Government Securities: debt obligations of varying maturities issued by the U.S. Treasury or issued or guaranteed by an entity controlled by or supervised by, and acting as an instrumentality of, the Government of the United States pursuant to authority granted by the United States Congress, such as the following: the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association (“Ginnie Mae”), General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Banks Funding Corporation, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal Intermediate Credit Banks, Federal Land Banks, Federal National Mortgage Association (“Fannie Mae”), Federal Deposit Insurance Corporation (“FDIC”), Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board, Student Loan Marketing Association and Resolution Trust Corporation. Direct obligations of the U.S. Treasury include a variety of securities that differ in their interest rates, maturities and dates of issuance. Certain of the Government Securities that may be held by the Funds are instruments that are supported by the full faith and credit of the United States (i.e., U.S. Treasury bills and notes and obligations of Ginnie Mae), whereas other Government Securities that may be held by the Funds are supported by the right of the issuer to borrow from the U.S. Treasury (i.e., Fannie Mae) or are supported solely by the credit of the instrumentality (i.e., obligations of Freddie Mac). In 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship to control their operations. Certain financing arrangements were put in place to support their bonds, but they are not backed by the full faith and credit of the U.S. Government. Other securities issued by a Government agency or related entity also may be considered Government Securities even though they are considered derivatives or use complex structures, such as stripped mortgage-backed securities, or interest-only or principal-only securities. Because the U.S. Government is not obligated by law to provide support to an instrumentality that it sponsors, a Fund will invest in obligations issued by an instrumentality of the U.S. Government only if the portfolio manager determines that the instrumentality’s credit risk does not make its securities unsuitable for investment by the Fund. For purposes of a repurchase agreement entered into by a Fund, however, Government Securities serving as collateral for that repurchase agreement means only those types of Government Securities that permit the Fund to look-through the repurchase agreement to that collateral for the purposes permitted by the 1940 Act, to the extent it is necessary or appropriate for the Fund to look through to that collateral.

Cash and Temporary Defensive Positions. During periods when the portfolio manager believes there are adverse market, economic, political or currency conditions domestically or abroad, the portfolio manager may assume, on behalf of a Fund, other than the S&P 500 Index Fund, a temporary defensive posture and (i) without limitation hold cash or (ii) restrict the securities markets in which the Fund’s assets are invested by investing those assets in securities markets deemed by the portfolio manager to be conservative in light of the Fund’s investment objective and policies. Under normal circumstances, each Fund may invest a portion of its total assets in cash: (i) pending investment; (ii) for investment purposes; (iii) for cash management purposes, such as to meet redemptions, or pay operating expenses; and (iv) during a Fund restructuring. A Fund may also hold cash under circumstances where the liquidation of a Fund has been approved by the Board and therefore investments in accordance with the Fund’s investment objective and policies would no longer be appropriate. To the extent that a Fund, other than the Money Market Fund and the Strategic Investment Fund, holds cash, it may not achieve its investment objective.

Cash includes bank deposits and highly rated, liquid short-term instruments, such as money market instruments. Certain of these instruments may be referred to as cash equivalents.

Bank Obligations. Domestic commercial banks organized under federal law are supervised and examined by the U.S. Comptroller of the Currency and are required to be members of the Federal Reserve System and to be insured by the FDIC. Foreign branches of U.S. banks and foreign banks are not regulated by U.S. banking authorities and generally are not bound by mandatory reserve requirements, loan limitations, accounting, auditing and financial reporting standards comparable to U.S. banks. Obligations of foreign branches of U.S. banks and foreign banks are subject to the risks associated with investing in foreign securities generally. These obligations entail risks that are different from those of investments in obligations in domestic banks, including foreign economic and political developments outside the United States, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding or other taxes on income.

A U.S. branch of a foreign bank may or may not be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state. In addition, branches licensed by the Comptroller of the Currency and branches licensed by certain states (“State Branches”) may or may not be required to: (i) pledge to the regulator by depositing assets with a designated bank within the state, an amount of its assets equal to 5% of its total liabilities; and (ii) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state. The deposits of State Branches may not necessarily be insured by the FDIC. In addition, less information may be available to the public about a U.S. branch of a foreign bank than about a U.S. bank.

Debt Instruments. A debt instrument held by a Fund will be affected by general changes in interest rates that will in turn result in increases or decreases in the market value of those obligations. The market value of debt instruments in a Fund’s portfolio can be expected to vary inversely to changes in prevailing interest rates. In periods of declining interest rates, the yield of a Fund holding a significant amount of debt instruments will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, the Fund’s yield will tend to be somewhat lower. In addition, when interest rates are falling, money received by such a Fund from the continuous sale of its shares will likely be invested in portfolio instruments producing lower yields than the balance of its portfolio, thereby reducing the Fund’s current yield. In periods of rising interest rates, the opposite result can be expected to occur.

Ratings as Investment Criteria. The ratings of NRSROs such as S&P or Moody’s represent the opinions of those organizations as to the quality of securities that they rate. Although these ratings, which are relative and subjective and are not absolute standards of quality, are used by the portfolio manager as initial criteria for the selection of portfolio securities on behalf of the Funds, the portfolio manager also relies upon its own analysis to evaluate potential investments.

Subsequent to its purchase by a Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Although neither event will require the sale of the securities by a Fund, other than the Money Market Fund, the portfolio manager will consider the event in its determination of whether the Fund should continue to hold the securities. In the event the rating of a security held by the Money Market Fund falls below the minimum acceptable rating or the issuer of the security defaults, the Money Market Fund will dispose of the security as soon as practicable, consistent with achieving an orderly disposition of the security, unless the Board determines that disposal of the security would not be in the best interests of the Money Market Fund. To the extent that an NRSRO’s ratings change as a result of a change in the NRSRO or its rating system, the Funds will attempt to use comparable ratings as standards for their investments in accordance with their investment objectives and policies.

Certain Investment-Grade Debt Obligations. Although obligations rated BBB by S&P or Baa by Moody’s are considered investment grade, they may be viewed as being subject to greater risks than other investment grade obligations. Obligations rated BBB by S&P are regarded as having only an adequate capacity to pay principal and interest and those rated Baa by Moody’s are considered medium-grade obligations that lack outstanding investment characteristics and have speculative characteristics as well.

Below Investment-Grade Debt Securities. Certain Funds are authorized to invest in securities rated lower than investment grade (sometimes referred to as “junk bonds”). Below investment-grade and comparable unrated securities (collectively referred to as “below investment-grade” securities) likely have quality and protective characteristics that, in the judgment of a rating organization, are outweighed by large uncertainties or major risk exposures to adverse conditions, and are predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation. Securities in the lowest rating categories may be in default or may present substantial risks of default.

The market values of certain below investment-grade securities tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated securities. In addition, below investment-grade securities generally present a higher degree of credit risk. Issuers of below investment-grade securities are often highly leveraged and may not have more traditional methods of financing available to them, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. The risk of loss due to default by these issuers is significantly greater because below investment-grade securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness. A Fund may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings. The existence of limited markets for below investment-grade securities may diminish the Trust’s ability to obtain accurate market quotations for purposes of valuing the securities held by a Fund and calculating the Fund’s net asset value.

Repurchase and Reverse Repurchase Agreements. Each Fund may engage in repurchase agreement transactions with respect to instruments that are consistent with its investment objectives. The Funds may engage in repurchase agreement transactions with certain member banks of the Federal Reserve System and with certain dealers listed on the Federal Reserve Bank of New York’s list of reporting dealers. Under the terms of a typical repurchase agreement, which is deemed a loan for purposes of the1940 Act, a Fund would acquire an underlying obligation for a relatively short period (usually from one to seven days) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund’s holding period. The value of the securities underlying a repurchase agreement of a Fund are monitored on an ongoing basis by GEAM to ensure that the value is at least equal at all times to the total amount of the repurchase obligation, including interest. GEAM also monitors, on an ongoing basis to evaluate potential risks, the creditworthiness of those banks and dealers with which a Fund enters into repurchase agreements.

A Fund entering into a repurchase agreement will bear a risk of loss in the event that the other party to the transaction defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the underlying securities. The Fund will be, in particular, subject to the risk of a possible decline in the value of the underlying securities during the period in which the Fund seeks to assert its right to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or a part of the income from the agreement.

Each Fund may engage in reverse repurchase agreements, subject to their investment restrictions. A reverse repurchase agreement, which is considered a borrowing by a Fund, involves a sale by the Fund of securities that it holds concurrently with an agreement by the Fund to repurchase the same securities at an agreed upon price and date. A Fund uses the proceeds of reverse repurchase agreements to provide liquidity to meet redemption requests and to make cash payments of dividends and distributions when the sale of the Fund’s securities is considered to be disadvantageous. Cash, Government Securities or other liquid assets equal in value to a Fund’s obligations with respect to reverse repurchase agreements are segregated and maintained with the Trust’s custodian or a designated sub-custodian.

A reverse repurchase agreement involves the risk that the market value of the securities retained by a Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds of the agreement may be restricted pending a determination by the party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

Restricted Securities and Other Illiquid Investments. GEAM is responsible for determining the value and liquidity of investments held by each Fund. Investments may be illiquid because of the absence of a trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Money Market Fund may not invest in illiquid investments. Each of the Funds, other than the Money Market Fund, will not acquire any security or other investment, if as a result, more than 15% of its net assets (taken at market value) or total assets if the Small-Cap Equity Fund, would be invested in investments not readily marketable. An investment is considered not readily marketable or illiquid if it cannot be disposed of by a Fund within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Illiquid investments include most repurchase agreements maturing in more than seven days, currency swaps, time deposits with a notice or demand period of more than seven days, certain over-the-counter (“OTC”) option contracts (and segregated assets used to cover such options), participation interests in loans, and restricted securities.

A restricted security is one that has a contractual restriction on resale or cannot be resold publicly until it is registered under the 1933 Act. Restricted securities are not, however, considered illiquid if they are Rule 144A Securities that are determined to be liquid by the Board or by GEAM under board-approved procedures. Each Fund (other than the Money Market Fund) may invest in restricted securities, except that these Funds may not purchase restricted securities if more than 10% of the total assets of the Fund would be invested in restricted securities (for purposes of this restriction, restricted securities do not include Rule 144A Securities that have been determined to be liquid by the Board or GEAM based upon the trading markets for the securities). The guidelines established by the Board or GEAM would take into account trading activity for such securities and the availability of reliable pricing information, among other factors. To the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities, a Fund’s holdings of those securities may become illiquid. Purchases by these Funds of securities of foreign issuers offered and sold outside the United States in reliance upon the exemption from registration provided by Regulation S under the 1933 Act also may be liquid even though they are restricted.

Restricted securities may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by a Fund. In addition, companies whose securities are not publicly traded are not subject to the disclosure and other investor protection requirements that may be applicable if their securities were publicly traded. A Fund’s investments in illiquid investments are subject to the risk that should the Fund desire to sell any of these securities when a ready buyer is not available at a price that GEAM deems representative of their value, the value of the Fund’s net assets could be adversely affected.

Rule 144A Securities. Each of the Funds may purchase Rule 144A Securities. Certain Rule 144A securities may be considered illiquid and therefore subject to a Fund’s limitation on the purchase of illiquid investments, unless the Board determines on an ongoing basis that an adequate trading market exists for the Rule 144A Securities. A Fund’s purchase of Rule 144A Securities could have the effect of increasing the level of illiquidity in the Fund to the extent that qualified institutional buyers become uninterested for a time in purchasing Rule 144A Securities held by the Fund. The Board has established standards and procedures for determining the liquidity of a Rule 144A Security and monitors GEAM’s implementation of the standards and procedures.

When-Issued and Delayed-Delivery Securities. To secure prices or yields deemed advantageous at a particular time, each Fund may purchase securities on a when-issued or delayed-delivery basis, in which case, delivery of the securities occurs beyond the normal settlement period; no payment for or delivery of the securities is made by, and no income accrues to, the Fund, however, prior to the actual delivery by and payment to the other party to the transaction. Each Fund will enter into when-issued or delayed-delivery transactions for the purpose of acquiring securities and not for the purpose of leverage. When-issued securities purchased by a Fund may include securities purchased on a “when, as and if issued” basis under which the issuance of the securities depends on the occurrence of a subsequent event, such as approval of a merger, corporate reorganization or debt restructuring. Cash or other liquid assets in an amount equal to the amount of each Fund’s when-issued or delayed-delivery purchase commitments will be segregated with the Trust’s custodian, or with a designated subcustodian, in order to avoid or limit any leveraging effect that may arise in the purchase of a security pursuant to such a commitment.

Securities purchased on a when-issued or delayed-delivery basis may expose a Fund to risk because the securities may experience fluctuations in value prior to their delivery. Purchasing securities on a when-issued or delayed-delivery basis can involve the additional risk that the return available in the market when the delivery takes place may be higher than that applicable at the time of the purchase. This characteristic of when-issued and delayed-delivery securities could result in exaggerated movements in a Fund’s net asset value.

When a Fund engages in when-issued or delayed-delivery securities transactions, it relies on the selling party to consummate the trade. Failure of the seller to do so may result in the Funds’ incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

Warrants. Because a warrant, which is a security permitting, but not obligating, its holder to subscribe for another security, does not carry with it the right to dividends or voting rights with respect to the securities that the warrant holder is entitled to purchase, and because a warrant does not represent any rights to the assets of the issuer, a warrant may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying security and a warrant ceases to have value if it is not exercised prior to its expiration date. The investment by the Small-Cap Equity Fund in warrants valued at the lower of cost or market, may not exceed 5% of the value of that Fund’s net assets. The Money Market Fund may not invest in any form of warrants. Warrants acquired by a Fund in units or attached to securities may be deemed to be without value.

Smaller Capitalization Companies. Investing in securities of small- and medium-capitalization companies may involve greater risks than investing in larger, more established issuers. Such smaller capitalization companies may have limited product lines, markets or financial resources and their securities may trade less frequently and in more limited volume than the securities of larger or more established companies. In addition, these companies are typically subject to a greater degree of changes in earnings and business prospects than are larger, more established issuers. As a result, the prices of securities of smaller capitalization companies may fluctuate to a greater degree than the prices of securities of other issuers. Although investing in securities of smaller capitalization companies offers potential for above-average returns, the risk exists that the companies will not succeed and the prices of the companies’ shares could significantly decline in value.

Foreign Investments. Investments in foreign securities may offer potential benefits not available from investments solely in securities of domestic issuers or dollar denominated securities. Such benefits may include the opportunity to invest in foreign issuers that appear to offer better opportunity for long-term capital appreciation or current earnings than investments in domestic issuers, the opportunity to invest in foreign countries with economic policies or business cycles different from those of the United States and the opportunity to reduce fluctuations in fund value by taking advantage of foreign securities markets that do not necessarily move in a manner parallel to U.S. markets.

Investing in foreign securities (including those dominated in foreign currencies) involves significant risks that are not typically associated with investing in U.S. dollar-denominated securities or in securities of domestic issuers. Such investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations. For example, a decline in the currency exchange rate would reduce the dollar value of certain portfolio investments. In addition, if the exchange rate for the currency in which a Fund receives interest payments declines against the U.S. dollar before such interest is paid as dividends to shareholders, the Fund may have to sell fund securities to obtain sufficient cash to pay such dividends. As discussed below, such techniques also entail certain risks.

Since foreign issuers are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. issuers, there may be less publicly available information about a foreign issuer than about a domestic issuer. Some foreign stock markets (and other securities markets) may have substantially less volume than, for example, the New York Stock Exchange (or other domestic markets) and securities of some foreign issuers may be less liquid than securities of comparable domestic issuers. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although a Fund may endeavor to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers, dealers and listed and unlisted issuers than in the United States. Mail service between the United States and foreign countries may be slower or less reliable than within the United States, thus increasing the risk of delayed settlements or portfolio transactions or loss of certificates for portfolio securities.

In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, on certain occasions, such procedures have been unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions. For example, delays in settlement could result in temporary periods when a portion of the assets of a Fund are uninvested and no return is earned thereon. The inability of a Fund to make intended investments due to settlement problems could cause it to miss attractive investment opportunities. Inability to dispose of portfolio securities or other investments due to settlement problems could result either in losses to a Fund due to subsequent declines in value of the portfolio investment or, if the Fund has entered into a contract to sell the investment, could result in possible liability to the purchaser. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect a Fund’s investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment position.

Additional Risks Related to the European Union: Many countries in the European Union are subject to high economic risks because of high levels of debt. Investments in the sovereign debt of European countries such as Greece, Italy and Spain are especially vulnerable. One or more member states might exit the European Union, placing its currency and banking system in jeopardy. The European Union faces major issues involving its membership, structure and fiscal accountability. Efforts to further unify economic and monetary policies, or to impose fiscal and monetary controls, and related political developments may increase the potential for market declines in one member state that can have a similar effect on other member states’ markets and may spread to global markets. These increased risks may persist, and may result in greater risk and volatility in the securities markets in Europe and worldwide. Unexpected adverse events may also trigger widespread efforts to sell affected securities, impairing liquidity and valuation of securities held by a Fund which may prevent a Fund from selling investments before further declines.

Foreign Government Securities. Each of the Funds may invest in debt obligations of foreign governments or their agencies or instrumentalities, including those with emerging economies or securities markets. Investing in sovereign debt obligations involves risks not present when investing in the debt obligations of foreign corporate issuers. The issuer of the debt or the government authority that controls the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Funds may have limited recourse in the event of such a default. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt to a greater extent than the volatility inherent in debt obligations of U.S. issuers. A sovereign debtor’s willingness or ability to repay principal or pay interest in a timely manner may be affected by, among other factors, its cash flow circumstances, the extent of its foreign currency reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, its policy towards principal international lenders and the political constraints to which a sovereign debtor may be subject.

Depositary Receipts. Certain Funds may invest in securities of foreign issuers in the form of ADRs and European Depositary Receipts (“EDRs”), which are sometimes referred to as Continental Depositary Receipts (“CDRs”). ADRs are publicly traded on exchanges or OTC in the United States and are issued through “sponsored” or “unsponsored” arrangements. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. In addition, less information is available in the United States about an unsponsored ADR than a sponsored ADR. Each of these Funds may invest in ADRs through both sponsored and unsponsored arrangements. EDRs and CDRs are generally issued by foreign banks and evidence ownership of either foreign or domestic securities.

Currency Exchange Rates. A Fund’s share value may change significantly when the currencies, other than the U.S. dollar, in which the Fund’s portfolio investments are denominated, strengthen or weaken against the U.S. dollar. Currency exchange rates generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries as seen from an international perspective. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks or by currency controls or political developments in the United States or abroad.

Foreign Currency Transactions. Because investment in foreign issuers will usually involve currencies of foreign countries, and because each Fund, other than the Money Market Fund, may have currency exposure independent of their securities positions, the value of the assets of these Funds as measured in U.S. dollars may be affected by changes in foreign currency exchange rates. To the extent that a Fund’s assets consist of investments quoted or denominated in a particular currency, the Fund’s exposure to adverse developments affecting the value of such currency will increase. The International Fund often has substantial currency exposure both from investments quoted or denominated in foreign currencies and from their currency positions.

Currency exchange rates may fluctuate significantly over short periods of time causing, along with other factors, a Fund’s net asset value to fluctuate. They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or anticipated changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also are affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the U.S. or abroad. To the extent that a substantial portion of a Fund’s total assets, adjusted to reflect the Fund’s net position after giving effect to currency transactions, is denominated or quoted in the currencies of foreign countries, the Fund is more susceptible to the risk of adverse economic and political developments within those countries.

In addition to investing in securities denominated or quoted in a foreign currency, each Fund, other than the Money Market Fund, may engage in some or all of the foreign currency management practices described below. Each also may hold foreign currency received in connection with investments in foreign securities when, in the judgment of the portfolio manager, it would be beneficial to convert such currency into U.S. dollars at a later date, based on anticipated changes in the relevant exchange rate. These Funds will incur costs in connection with conversions between various currencies.

Certain funds may utilize forward currency transactions such as engaging in a forward foreign currency exchange contract. For example, a Fund may hold currencies to meet settlement requirements for foreign securities and may engage in currency exchange transactions to help protect against uncertainty in the level of future exchange rates between a particular foreign currency and the U.S. dollar or between foreign currencies in which the Fund’s securities are or may be denominated. The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of securities, but it does establish a rate of exchange that can be achieved in the future.

A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are generally charged at any stage for trades. Deposits or commissions may be involved, however. The cost to a Fund of engaging in currency transactions varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. At the maturity of a forward contract, a Fund may either accept or make delivery of the currency specified in the contract or, at or prior to maturity, enter into a closing purchase transaction involving the purchase or sale of an offsetting contract. Closing purchase transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract.

The Funds, other than the Money Market Fund, may enter into forward foreign currency exchange contracts in several circumstances. First, when they enter into a contract for the purchase or sale of a security denominated or quoted in a foreign currency, or when they anticipate the receipt in a foreign currency of dividend or interest payments on such a security which either holds, the Funds may desire to “lock in” the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying transactions, the Funds will attempt to protect themselves against an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

Additionally, when the portfolio manager believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of a Fund’s portfolio securities denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Using forward contracts to protect the value of these Funds’ portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange which the Fund can achieve at some future point in time. The precise projection of short-term currency market movements is not possible, and short-term hedging provides a means of fixing the dollar value of only a portion of a Fund’s foreign assets. Contracts to sell foreign currency could limit any potential gain that might be realized by a Fund if the value of the hedged currency increases.

The Funds, other than the Money Market Fund, may enter into contracts to purchase foreign currencies to protect against an anticipated rise in the U.S. dollar price of securities it intends to purchase. The Funds, other than the Money Market Fund, may engage in cross-hedging by using forward contracts in one currency to hedge against fluctuations in the value of securities quoted or denominated in a different currency if the portfolio manager determines that there is a pattern of correlation between the two currencies. The International Fund and Strategic Investment Fund also may purchase and sell forward contracts to seek to increase total return when the portfolio manager anticipates that the foreign currency will appreciate or depreciate in value, but securities denominated or quoted in that currency do not present attractive investment opportunities and are not held by the Funds.

Each of the Funds may utilize foreign forward currency exchange contracts to settle non-dollar securities transactions.

The Trust’s custodian will segregate cash or other liquid assets in an amount equal to the value of a Fund’s total assets committed to the consummation of forward foreign currency exchange contracts requiring the Fund to purchase foreign currencies or forward contracts entered into to seek to increase total return. If the value of the securities so segregated declines, additional cash or liquid assets are segregated on a daily basis so that the value of the account equals the amount of the Fund’s commitments with respect to such contracts. These segregated securities are marked-to-market on a daily basis.

While the Funds, other than the Money Market Fund, will enter into forward contracts to reduce currency exchange rate risks, transactions in such contracts involve certain other risks. Therefore, while these Funds may benefit from such transactions, unanticipated changes in currency prices may result in a poorer overall performance for the Funds than if they had not engaged in any such transactions. Moreover, there may be imperfect correlation between a Fund’s portfolio holdings of securities quoted or denominated in a particular currency and forward contracts entered into by the Fund. Such imperfect correlation may cause the Fund to sustain losses which will prevent the Fund from achieving a complete hedge or expose the Fund to risk of foreign exchange loss. Likewise, to the extent that the International Fund and Strategic Investment Fund enter into forward foreign currency exchange contracts to seek to increase total return, the risk of losses on such contracts due to unanticipated changes in currency prices is greater than it is when such contracts are used to reduce currency exchange rate risk.

As with other kinds of option transactions, however, the writing of an option contract on foreign currency will constitute only a partial hedge, up to the amount of the premium received. These Funds could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against exchange rate fluctuations; however, in the event of exchange rate movements adverse to the Fund’s position, the Fund may forfeit the entire amount of the premium plus related transaction costs. In addition, the International Fund and Strategic Investment Fund may purchase call or put options on currency to seek to increase total return when the portfolio manager anticipates that the currency will appreciate or depreciate in value, but the securities quoted or denominated in that currency do not present attractive investment opportunities and are not being held in the Fund. When purchased or sold to increase total return, options on currencies are considered speculative.

Emerging Markets. The Strategic Investment Fund and the International Fund may invest substantial portions of their portfolios in securities of issuers located in countries with emerging economies and/or securities markets. The other Funds, other than the Money Market Fund, may invest a small portion of their total assets in such securities. These countries are located primarily in the Asia-Pacific region, Eastern Europe, Central and South America and Africa. Political and economic structures in many of these countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries. Certain of these countries have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks of foreign investment generally, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the values of the funds’ investments in those countries and the availability to a Fund of additional investments in those countries.

The small size and inexperience of the securities markets in certain of these countries and the limited volume of trading in securities in those countries may also make investments in such countries illiquid and more volatile than investments in Japan or most Western European countries. As a result, these Funds may be required to establish special custody or other arrangements before making certain investments in those countries. There may be little financial or accounting information available with respect to issuers located in certain of such countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers. The laws of some foreign countries may limit the ability of these Funds to invest in securities of certain issuers located in those countries.

Natural Disasters. The Funds may invest in securities of a region that may be more susceptible to natural disasters (including earthquakes and tsunami) or adverse changes in climate or weather. The risks of such phenomena and the resulting social, political, economic and environmental damage (including nuclear pollution) cannot be quantified. Economies in which agriculture occupies a prominent position, and countries with limited natural resources (such as oil and natural gas), may be especially vulnerable to natural disasters and climatic changes.

Lending Portfolio Securities. Each Fund is authorized to lend its portfolio securities to well-known and recognized U.S. and foreign brokers, dealers and banks in accordance with its fundamental investment restrictions on making loans. The Fund’s loans of securities will be collateralized by cash, letters of credit or Government Securities. The Fund will retain the right to all interest and dividends payable with respect to the loaned securities. If a Fund lends its portfolio securities, it may charge the borrower a negotiated fee and retain the ability to terminate the loan at any time. Cash or instruments collateralizing a Fund’s loans of securities are segregated and maintained at all times with the Trust’s custodian, or with a designated sub-custodian, in an amount at least equal to the current market value of the loaned securities. In lending securities, a Fund will be subject to risks, including the potential inability to recall the loaned securities should the borrower fail financially and the possible loss in market value of the collateral.

If a Fund loans its portfolio securities, it will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities from the borrower; (ii) the borrower must increase the collateral whenever the market value of the securities loaned rises above the level of the collateral; (iii) the Fund must be able to terminate the loan at any time; (iv) the Fund must receive a reasonable fee on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value of the loaned securities; and (v) the Fund may pay only reasonable custodian fees in connection with the loan. When securities are loaned, voting rights typically are passed to the borrower. However, if a member of the proxy committee determines that a proxy vote is materially important to the shareholders of the Trust and where it is feasible to recall the securities on a timely basis, GEAM may use its reasonable efforts to recall the loaned securities. GEAM disclaims any responsibility for its inability to vote on proposals where, despite its reasonable efforts, it could not successfully recall the loaned securities before the record date and/or the deadline for voting, as applicable. From time to time, a Fund may pay a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third party that is unaffiliated with the Fund and is acting as a “finder.”

Securities of Other Investment Companies. Each Fund, other than the Money Market Fund, may invest in other investment companies that invest principally in securities in which the Fund is authorized to invest, and as permitted by the 1940 Act and the rules thereunder. To the extent a Fund invests in other investment companies, the Fund’s shareholders will incur certain duplicative fees and expenses, including investment advisory fees; provided however, GEAM will waive a portion of its management fee for each Fund in an amount equal to the management fee charged by the Money Market Fund with respect to each Fund’s cash holdings invested in the Money Market Fund, if any.

Purchasing Put and Call Options on Securities. Each Fund, other than the Money Market Fund, may purchase put and call options that are traded on a U.S. or foreign securities exchange or in the OTC market. A Fund may utilize up to 10% of its assets to purchase put options on portfolio securities and may do so at or about the same time that it purchases the underlying security or at a later time. By buying a put, a Fund will seek to limit its risk of loss from a decline in the market value of the security until the put expires. Any appreciation in the value of the underlying security, however, will be partially offset by the amount of the premium paid for the put option and any related transaction costs. A Fund may utilize up to 10% of its assets to purchase call options on portfolio securities. Call options may be purchased by a Fund in order to acquire the underlying securities for a price that avoids any additional cost that would result from a substantial increase in the market value of a security. A Fund may also purchase call options to increase its return at a time when the call is expected to increase in value due to anticipated appreciation of the underlying security. Prior to their expirations, put and call options may be sold by a Fund in closing sale transactions, which are sales by the Fund, prior to the exercise of options that it has purchased, of options of the same series. Profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the option plus the related transaction costs. The aggregate value of the securities underlying the calls or obligations underlying the puts, determined as of the date the options are sold, shall not exceed 25% of the net assets of a Fund. In addition, the premiums paid by a Fund in purchasing options on securities, options on securities indices, options on foreign currencies and options on futures contracts will not exceed 20% of the Fund’s net assets.

Covered Option Writing. Each Fund, other than the Money Market Fund, may write covered put and call options on securities. A Fund will realize fees (referred to as “premiums”) for granting the rights evidenced by the options. A put option embodies the right of its purchaser to compel the writer of the option to purchase from the option holder an underlying security at a specified price at any time during the option period. In contrast, a call option embodies the right of its purchaser to compel the writer of the option to sell to the option holder an underlying security at a specified price at any time during the option period.

The Funds with option-writing authority will write only options that are covered. A call option written by a Fund will be deemed covered (i) if the Fund owns the securities underlying the call or has an absolute and immediate right to acquire those securities without additional cash consideration upon conversion or exchange of other securities held in its portfolio, (ii) if the Fund holds a call at the same exercise price for the same exercise period and on the same securities as the call written, (iii) in the case of a call option on a stock index, if the Fund owns a portfolio of securities substantially replicating the movement of the index underlying the call option, or (iv) if at the time the call is written, an amount of cash, Government Securities or other liquid assets equal to the fluctuating market value of the optioned securities is segregated with the Trust’s custodian or with a designated sub-custodian. A put option will be deemed covered (i) if, at the time the put is written, an amount of cash, Government Securities or other liquid assets having a value at least equal to the exercise price of the underlying securities is segregated with the Trust’s custodian or with a designated sub-custodian, or (ii) if the Fund continues to own an equivalent number of puts of the same “series” (that is, puts on the same underlying securities having the same exercise prices and expiration dates as those written by the Fund), or an equivalent number of puts of the same “class” (that is, puts on the same underlying securities) with exercise prices greater than those that it has written (or if the exercise prices of the puts it holds are less than the exercise prices of those it has written, the difference is segregated with the Trust’s custodian or with a designated sub-custodian).

The principal reason for writing covered call options on a securities portfolio is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. In return for a premium, the writer of a covered call option forfeits the right to any appreciation in the value of the underlying security above the strike price for the life of the option (or until a closing purchase transaction can be effected). Nevertheless, the call writer retains the risk of a decline in the price of the underlying security. Similarly, the principal reason for writing covered put options is to realize income in the form of premiums. The writer of a covered put option accepts the risk of a decline in the price of the underlying security. The size of the premiums that a Fund may receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option-writing activities.

Options written by a Fund will normally have expiration dates between one and nine months from the date written. The exercise price of the options may be below, equal to or above the market values of the underlying securities at the times the options are written. In the case of call options, these exercise prices are referred to as “in-the-money,” “at-the-money” and “out-of-the-money,” respectively.

So long as the obligation of a Fund as the writer of an option continues, the Fund may be assigned an exercise notice by the broker-dealer through which the option was sold, requiring the Fund to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying security against payment of the exercise price. This obligation terminates when the option expires or the Fund effects a closing purchase transaction. A Fund can no longer effect a closing purchase transaction with respect to an option once it has been assigned an exercise notice. To secure its obligation to deliver the underlying security when it writes a call option, or to pay for the underlying security when it writes a put option, a Fund will be required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation (the “Clearing Corporation”) and of the securities exchange on which the option is written.

A Fund may engage in a closing purchase transaction to realize a profit, to prevent an underlying security from being called or put or, in the case of a call option, to unfreeze an underlying security (thereby permitting its sale or the writing of a new option on the security prior to the outstanding option’s expiration). To effect a closing purchase transaction, a Fund would purchase, prior to the holder’s exercise of an option that the Fund has written, an option of the same series as that on which the Fund desires to terminate its obligation. The obligation of a Fund under an option that it has written would be terminated by a closing purchase transaction, but the Fund would not be deemed to own an option as the result of the transaction. An option position may be closed out only if a secondary market exists for an option of the same series on a recognized securities exchange or in the OTC market. In light of the need for a secondary market in which to close an option position, the Funds are expected to purchase only call or put options issued by the Clearing Corporation. GEAM expects that the Funds will write options, other than those on Government Securities, only on national securities exchanges. Options on Government Securities may be written by the Funds in the OTC market.

A Fund may realize a profit or loss upon entering into closing transactions. When a Fund has written an option, for example, it will realize a profit if the cost of the closing purchase transaction is less than the premium received upon writing the original option; the Fund will incur a loss if the cost of the closing purchase transaction exceeds the premium received upon writing the original option. When a Fund has purchased an option and engages in a closing sale transaction, whether the Fund realizes a profit or loss will depend upon whether the amount received in the closing sale transaction is more or less than the premium the Fund initially paid for the original option plus the related transaction costs.

Option writing for a Fund may be limited by position and exercise limits established by U.S. securities exchanges and the NASD, Inc. and by requirements of the Internal Revenue Code of 1986, as amended (the “Code”) for qualification as a regulated investment company. In addition to writing covered put and call options to generate current income, a Fund may enter into options transactions as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss on a portfolio position with a gain on the hedge position; at the same time, however, a properly correlated hedge will result in a gain on the portfolio’s position being offset by a loss on the hedge position.

A Fund will engage in hedging transactions only when deemed advisable by the portfolio manager. Successful use by a Fund of options will depend on the portfolio manager’s ability to predict correctly movements in the direction of the securities underlying the option used as a hedge. Losses incurred in hedging transactions and the costs of these transactions will affect a Fund’s performance.

Securities Index Options. Each Fund, other than the Money Market Fund, may purchase and write put and call options on securities indices listed on U.S. or foreign securities exchanges or traded in the OTC market, which indices include securities held in the Fund’s portfolio. The Funds with such option writing authority may write only covered options. A Fund may also use securities index options as a means of participating in a securities market without making direct purchases of securities.

A securities index option written by a Fund will be deemed covered in any manner permitted under the 1940 Act or the rules and regulations thereunder or any other method determined by the SEC to be permissible.

A securities index measures the movement of a certain group of securities by assigning relative values to the securities included in the index. Options on securities indices are generally similar to options on specific securities. Unlike options on securities, however, options on securities indices do not involve the delivery of an underlying security; the option in the case of an option on a securities index represents the holder’s right to obtain from the writer in cash a fixed multiple of the amount by which the exercise price exceeds (in the case of a call) or is less than (in the case of a put) the closing value of the underlying securities index on the exercise date. A Fund may purchase and write put and call options on securities indices or securities index futures contracts that are traded on a U.S. exchange or board of trade or a foreign exchange as a hedge against changes in market conditions and interest rates, and for duration management, and may enter into closing transactions with respect to those options to terminate existing positions. A securities index fluctuates with changes in the market values of the securities included in the index. Securities index options may be based on a broad or narrow market index or on an industry or market segment.

The delivery requirements of options on securities indices differ from options on securities. Unlike a securities option, which contemplates the right to take or make delivery of securities at a specified price, an option on a securities index gives the holder the right to receive a cash “exercise settlement amount” equal to (i) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed “index multiplier.” Receipt of this cash amount will depend upon the closing level of the securities index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash received will be equal to the difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset its position in securities index options prior to expiration by entering into a closing transaction on an exchange or it may allow the option to expire unexercised.

The effectiveness of purchasing or writing securities index options as a hedging technique will depend upon the extent to which price movements in the portion of a securities portfolio being hedged correlate with price movements of the securities index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular security, whether a Fund realizes a gain or loss from the purchase or writing of options on an index depends upon movements in the level of prices in the market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular security. As a result, successful use by a Fund of options on securities indices is subject to the portfolio manager’s ability to predict correctly movements in the direction of the market generally or of a particular industry. This ability contemplates different skills and techniques from those used in predicting changes in the price of individual securities.

Securities index options are subject to position and exercise limits and other regulations imposed by the exchange on which they are traded. The ability of a Fund to engage in closing purchase transactions with respect to securities index options depends on the existence of a liquid secondary market. Although a Fund will generally purchase or write securities index options only if a liquid secondary market for the options purchased or sold appears to exist, no such secondary market may exist, or the market may cease to exist at some future date, for some options. No assurance can be given that a closing purchase transaction can be effected when the portfolio manager desires that a Fund engage in such a transaction.

OTC Options. Certain Funds may purchase OTC or dealer options or sell covered OTC options. Unlike exchange-listed options where an intermediary or clearing corporation, such as the Clearing Corporation, assures that all transactions in such options are properly executed, the responsibility for performing all transactions with respect to OTC options rests solely with the writer and the holder of those options. A listed call option writer, for example, is obligated to deliver the underlying stock to the clearing organization if the option is exercised, and the clearing organization is then obligated to pay the writer the exercise price of the option. If a Fund were to purchase a dealer option, however, it would rely on the dealer from whom it purchased the option to perform if the option were exercised. If the dealer fails to honor the exercise of the option by the Fund, the Fund would lose the premium it paid for the option and the expected benefit of the transaction.

Listed options generally have a continuous liquid market while dealer options have none. Consequently, a Fund will generally be able to realize the value of a dealer option it has purchased only by exercising it or reselling it to the dealer that issued it. Similarly, when a Fund writes a dealer option, it generally will be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the Fund originally wrote the option. Although the Funds will seek to enter into dealer options only with dealers that will agree to and that are expected to be capable of entering into closing transactions with the Funds, there can be no assurance that a Fund will be able to liquidate a dealer option at a favorable price at any time prior to expiration. The inability to enter into a closing transaction may result in material losses to a Fund. Until a Fund, as a covered OTC call option writer, is able to effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used to cover the written option until the option expires or is exercised. This requirement may impair a Fund’s ability to sell portfolio securities or, with respect to currency options, currencies at a time when such sale might be advantageous. In the event of insolvency of the other party, the Fund may be unable to liquidate a dealer option.

Futures Contracts and Options on Futures Contracts. Certain Funds may enter into interest rate, financial and stock or bond index futures contracts or related options that are traded on a U.S. or foreign exchange or board of trade approved by the CFTC or in the OTC market. If entered into, these transactions can be made for a variety of portfolio management purposes such as hedging against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, to gain market exposure for accumulating and residual cash positions, for duration management, or when the transactions are economically appropriate to the reduction of risks inherent in the management of the Fund involved.

An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a specified amount of a particular financial instrument (debt security) at a specified price, date, time and place. Financial futures contracts are contracts that obligate the holder to deliver (in the case of a futures contract that is sold) or receive (in the case of a futures contract that is purchased) at a future date a specified quantity of a financial instrument, specified securities, or the cash value of a securities index. A municipal bond index futures contract is based on an index of long-term, tax-exempt municipal bonds and a corporate bond index futures contract is based on an index of corporate bonds. Stock index futures contracts are based on indices that reflect the market value of common stock of the companies included in the indices. An index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract. An option on an interest rate or index futures contract generally gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option.

The Funds will use futures contracts and options on futures contracts in accordance with the rules of the Commodity Futures Trading Commission (“CFTC”) pursuant to which the Trust avoids being deemed a “commodity pool operator.” Because of these investments, the Trust has claimed the applicable exemption under CFTC rules and is not registered or regulated as a commodity pool operator. In early 2012, the CFTC amended its rules to limit the ability of registered investment companies, such as the Trust, to use futures, options on futures and certain swaps and continue to rely on that CFTC exemption. Under the amended CFTC exemption, each Fund may invest in futures contracts, options on future contracts and certain swap agreements only (i) for bona fide hedging purposes within the meaning of CFTC regulations, or (ii) for other than bona fide hedging purposes if (1) the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the liquidation value of the Fund’s portfolio (after taking into account unrealized profits and unrealized losses on any such positions) and that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded from such 5%; or (2) the aggregate notional value of all non-hedge futures contracts including such contract (taken at market value at the time of entering that contract) does not exceed the liquidation value of the Fund’s portfolio (after taking into account unrealized profits and unrealized losses on any such positions). If a Fund could not satisfy these requirements, the investment strategy, disclosure and operations of the Fund would need to comply with all applicable regulations governing commodity pools and GEAM would be required to register that Fund as a commodity pool and operate it as required for regulated commodity pools.

No consideration is paid or received by a Fund upon trading a futures contract. Upon entering into a futures contract, cash or other securities acceptable to the broker equal to approximately 1% to 10% of the contract amount will be segregated with the Trust’s custodian or a designated sub-custodian. This amount, which is subject to change by the exchange on which the contract is traded, is known as “initial margin” and is in the nature of a performance bond or good faith deposit on the contract that is returned to the Fund upon termination of the futures contract, so long as all contractual obligations have been satisfied; the broker will have access to amounts in the margin account if the Fund fails to meet its contractual obligations. Subsequent payments, known as “variation margin,” to and from the broker, will be made daily as the price of the securities underlying the futures contract fluctuates, making the long and short positions in the contract more or less valuable, a process known as “marking-to-market.” At any time prior to the expiration of a futures contract, a Fund may elect to close a position by taking an opposite position, which will operate to terminate the Fund’s existing position in the contract.

If a Fund has hedged against the possibility of an increase in interest rates adversely affecting the value of securities held in its portfolio and rates decrease instead, the Fund will lose part or all of the benefit of the increased value of securities that it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund had insufficient cash, it may have to sell securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. These sales of securities may, but will not necessarily, be at increased prices that reflect the decline in interest rates.

An option on a futures contract, unlike a direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in the futures contract at a specified exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on futures contracts is limited to the premium paid for the option (plus transaction costs). Because the price of the option to the purchaser is fixed at the point of sale, no daily cash payments are made to reflect changes in the value of the underlying contract. The value of the option, however, does change daily and that change would be reflected in the net asset value of the Fund holding the options.

The use of futures contracts and options on futures contracts as a hedging device involves several risks. No assurance can be given that a correlation will exist between price movements in the underlying securities or index and price movements in the securities that are the subject of the hedge. Losses incurred in hedging transactions and the costs of these transactions will affect a Fund’s performance.

Although the Trust intends that the Funds enter into futures contracts only if an active market exists for the contracts, positions in futures contracts and options on futures contracts may be closed out only on the exchange or board of trade on which they were entered and no assurance can be given that an active market will exist for the contracts at any particular time. Most U.S. futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made on that day at a price beyond that limit. Futures contract prices may move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. In such a case, and in the event of adverse price movements, a Fund would be required to make daily cash payments of variation margin. In such circumstances, an increase in the value of the portion of the portfolio being hedged, if any, may partially or completely offset losses on the futures contract.

Forward Currency Transactions. Certain Funds may hold currencies for various portfolio management purposes such as meeting settlement requirements for foreign securities. Each Fund, other than the Premier Fund, the Small-Cap Equity Fund, the S&P 500 Index Fund and the Money Market Fund, may also engage in currency exchange transactions to protect against uncertainty in the level of future exchange rates between a particular foreign currency and the U.S. dollar or between foreign currencies in which the Fund’s securities are or may be denominated. The use of forward currency contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. A Fund will not enter into a currency transaction if, as a result, it will fail to qualify as a regulated investment company under the Code for a given year.

Forward currency contracts are agreements to exchange one currency for another at a future date. The date (which may be any agreed-upon fixed number of days in the future), the amount of currency to be exchanged and the price at which the exchange will take place will be negotiated and fixed for the term of the contract at the time that a Fund enters into the contract. Forward currency contracts (i) are traded in a market conducted directly between currency traders (typically, commercial banks or other financial institutions) and their customers, (ii) generally have no deposit requirements and (iii) are typically consummated without payment of any commissions. A Fund, however, may enter into certain types of forward currency contracts subject to centralized clearing requiring deposits of collateral or involving the payment of commissions. The cost to a Fund of engaging in currency transactions varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. To assure that a Fund’s forward currency contracts are not used to achieve investment leverage, cash or other liquid assets will be segregated with the Trust’s custodian or a designated sub-custodian in an amount at all times equal to or exceeding the Fund’s commitment with respect to the contracts.

Upon maturity of a forward currency contract, a Fund may (i) pay for and receive the underlying currency, (ii) negotiate with the dealer to roll over the contract into a new forward currency contract with a new future settlement date or (iii) negotiate with the dealer to terminate the forward contract into an offset with the currency trader providing for the Fund’s paying or receiving the difference between the exchange rate fixed in the contract and the then current exchange rate. The Trust may also be able to negotiate such an offset on behalf of a Fund prior to maturity of the original forward contract. No assurance can be given that new forward contracts or offsets will always be available to a Fund.

In hedging a specific portfolio position, a Fund may enter into a forward contract with respect to either the currency in which the position is denominated or another currency deemed appropriate by GEAM.

The cost to a Fund of engaging in currency transactions varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because transactions in currency exchange are usually conducted on a principal basis, no fees or commissions are involved. The use of forward currency contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. In addition, although forward currency contracts limit the risk of loss due to a decline in the value of the hedged currency, at the same time, they limit any potential gain that might result should the value of the currency increase. If a devaluation is generally anticipated, a Fund may not be able to sell currency at a price above the anticipated devaluation level. A Fund will not enter into a currency transaction if, as a result, it will fail to qualify as a regulated investment company under the Code for a given year.

In entering into forward currency contracts, a Fund will be subject to a number of risks and special considerations. The market for forward currency contracts, for example, may be limited with respect to certain currencies. The existence of a limited market may in turn restrict the Fund’s ability to hedge against the risk of devaluation of currencies in which the Fund holds a substantial quantity of securities. The successful use of forward currency contracts as a hedging technique draws upon the portfolio manager’s special skills and experience with respect to those instruments and will usually depend upon the portfolio manager’s ability to forecast interest rate and currency exchange rate movements correctly. Should interest or exchange rates move in an unexpected manner, a Fund may not achieve the anticipated benefits of forward currency contracts or may realize losses and thus be in a less advantageous position than if those strategies had not been used. Many forward currency contracts are subject to no daily price fluctuation limits so that adverse market movements could continue with respect to those contracts to an unlimited extent over a period of time. If a devaluation is generally anticipated, a Fund may not be able to sell currency at a price above the anticipated devaluation level. In addition, the correlation between movements in the prices of those contracts and movements in the prices of the currencies hedged or used for cover will not be perfect. Although forward currency contracts limit the risk of loss due to a decline in the value of the hedged currency, at the same time, they limit any potential gain that might result should the value of the currency increase.

The ability to dispose of a Fund’s positions in forward currency contracts depends on the availability of active markets in those instruments, and the portfolio manager cannot predict the amount of trading interest that may exist in the future in forward currency contracts. Forward currency contracts may be closed out only by the parties entering into an offsetting contract. As a result, no assurance can be given that a Fund will be able to utilize these contracts effectively for the intended purposes.

Options on Foreign Currencies. Certain Funds may purchase and write put and call options on foreign currencies for the purpose of hedging against declines in the U.S. dollar value of foreign currency denominated securities and against increases in the U.S. dollar cost of securities to be acquired by the Fund. The Funds with such option writing authority may write only covered options. No Fund will enter into a transaction involving options on foreign currencies for speculative purposes. Options on foreign currencies to be written or purchased by a Fund are traded on U.S. or foreign exchanges or in the OTC market.

Certain transactions involving options on foreign currencies are undertaken on contract markets that are not regulated by the CFTC. Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on those exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to those transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Clearing Corporation, thereby reducing the risk of counterparty default. In addition, a liquid secondary market in options traded on a national securities exchange may exist, potentially permitting a Fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options are subject to the risks of the availability of a liquid secondary market as described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exercise and settlement of exchange-traded foreign currency options must be made exclusively through the Clearing Corporation, which has established banking relationships in applicable foreign countries for this purpose. As a result, the Clearing Corporation may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the Clearing Corporation or its clearing members, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

Like the writing of other kinds of options, the writing of an option on a foreign currency constitutes only a partial hedge, up to the amount of the premium received; a Fund could also be required, with respect to any option it has written, to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on a foreign currency may constitute an effective hedge against fluctuation in exchange rates, although in the event of rate movements adverse to a Fund’s position, the Fund could forfeit the entire amount of the premium plus related transaction costs.

Options on foreign currencies may be traded on foreign exchanges that are not regulated by either the SEC or the CFTC. These transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of these positions could also be adversely affected by (i) other complex foreign political and economic factors, (ii) lesser availability of data on which to make trading decisions than in the United States, (iii) delays in a Fund’s ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States and (v) lesser trading volume.

Interest Rate Swaps, Currency Swaps and Index Swaps. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. Currency swaps involve the exchange by a Fund with another party of their respective rights to make or receive payments in specified currencies. Index swaps involve the exchange by a Fund with another party of their respective rights to the return on or increase in value of a basket of securities. Since currency swaps are individually negotiated, a Fund expects to achieve an acceptable degree of correlation between its portfolio investments and its swap positions. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the portfolio manager is incorrect in its forecasts of market values, interest rates and currency exchange rates, the investment performance of a Fund would be less favorable than it would have been if swaps were not used.

Credit Default Swaps. The “buyer” in a credit default contract is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided no event of default has occurred. In the event of default, the seller must pay the buyer the “par value” (full notional value) of the reference obligation in exchange for the reference obligation. A Fund may be either the buyer or seller in the transaction. If a Fund is a buyer and no event of default occurs, the Fund loses its investment and recovers nothing. However, if an event of default occurs, the buyer receives full notional value for a reference obligation that may have little or no value. As a seller, a Fund receives a fixed rate of income throughout the term of the contract, provided there is no default event. If an event of default occurs, the seller may pay the notional value of the reference obligation. The value of the reference obligation received by the seller, coupled with the periodic payments previously received may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Fund. Credit default swaps involve greater risks than if a Fund had invested in the reference obligation directly. In addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risks.

Structured and Indexed Securities. Certain Funds may also invest in structured and indexed securities, the value of which is linked to currencies, interest rates, commodities, indexes or other financial indicators (“reference instruments”). The interest rate or the principal amount payable at maturity or redemption may be increased or decreased depending on changes in the value of the reference instrument. Structured or indexed securities may be positively or negatively indexed, so that appreciation of the reference instrument may produce an increase or a decrease in interest rate or value at maturity of the security. In addition, the change in the interest rate or value at maturity of the security may be some multiple of the change in value of the reference instrument. Thus, in addition to the credit risk of the security’s issuer, the Funds will bear the market risk of the reference instrument.

Mortgage Related Securities. Certain Funds may invest in mortgage related securities which represent pools of mortgage loans assembled for sale to investors by various governmental agencies, such as Ginnie Mae, by government related organizations, such as Fannie Mae and Freddie Mac, as well as by private issuers, such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies.

The average maturity of pass-through pools of mortgage related securities in which certain of the Funds may invest varies with the maturities of the underlying mortgage instruments. In addition, a pool’s stated maturity may be shortened by unscheduled payments on the underlying mortgages. Factors affecting mortgage prepayments include the level of interest rates, general economic and social conditions, the location of the mortgaged property and age of the mortgage. Because prepayment rates of individual mortgage pools vary widely, the average life of a particular pool cannot be predicted accurately.

Mortgage related securities may be classified as private, governmental or government-related, depending on the issuer or guarantor. Private mortgage related securities represent pass-through pools consisting principally of conventional residential mortgage loans created by non-governmental issuers, such as commercial banks, savings and loan associations and private mortgage insurance companies. Governmental mortgage related securities are backed by the full faith and credit of the United States. Ginnie Mae, the principal U.S. guarantor of these securities, is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. Government-related mortgage related securities are not backed by the full faith and credit of the United States. Issuers include Fannie Mae and Freddie Mac. Fannie Mae is a government-sponsored corporation owned entirely by private stockholders, which is subject to general regulation by the Secretary of Housing and Urban Development. Pass-through securities issued by Fannie Mae are guaranteed as to timely payment of principal and interest by Fannie Mae. Freddie Mac is a stockholder-owned corporation chartered by Congress, which is subject to general regulation by the Secretary of Housing and Urban Development. Participation certificates representing interests in mortgages from Freddie Mac’s national portfolio are guaranteed as to the timely payment of interest and ultimate collection of principal by Freddie Mac. In 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship to control their operations. Certain financing arrangements were put in place to support their bonds, but they are not backed by the full faith and credit of the U.S. Government.

Private, governmental or government-related entities may create mortgage loan pools offering pass-through investments in addition to those described above. The mortgages underlying these securities may be alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may be shorter than previously customary. The portfolio manager assesses new types of mortgage related securities as they are developed and offered to determine their appropriateness for investment by the relevant Fund.

Several risks are associated with mortgage related securities generally. The monthly cash inflow from the underlying loans, for example, may not be sufficient to meet the monthly payment requirements of the mortgage related security. Prepayments of principal by mortgagors or mortgage foreclosures will shorten the term of the underlying mortgage pool for a mortgage related security. Early returns of principal will affect the average life of the mortgage related securities remaining in a Fund. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. In periods of rising interest rates, the rate of prepayment tends to decrease, thereby lengthening the average life of a pool of mortgage related securities. Conversely, in periods of falling interest rates the rate of prepayment tends to increase, thereby shortening the average life of a pool. Reinvestment of prepayments may occur at higher or lower interest rates than the original investment, thus affecting the yield of a Fund. Because prepayments of principal generally occur when interest rates are declining, a Fund will likely have to reinvest the proceeds of prepayments at lower interest rates than those at which its assets were previously invested, resulting in a corresponding decline in the Fund’s yield. Thus, mortgage related securities may have less potential for capital appreciation in periods of falling interest rates than other fixed income securities of comparable maturity, although those other fixed income securities may have a comparable risk of decline in market value in periods of rising interest rates. To the extent that these Funds purchase mortgage related securities at a premium, unscheduled prepayments, which are made at par, will result in a loss equal to any unamortized premium.

Adjustable Rate Mortgage-Related Securities. Certain Funds may invest in adjustable rate mortgage related securities. Adjustable rate mortgage related securities (“ARMs”) have interest rates that reset at periodic intervals, thereby allowing certain Funds to participate in increases in interest rates through periodic adjustments in the coupons of the underlying mortgages, resulting in both higher current yields and lower price fluctuation than would be the case with more traditional long-term debt securities. Furthermore, if prepayments of principal are made on the underlying mortgages during periods of rising interest rates, these Funds generally will be able to reinvest these amounts in securities with a higher current rate of return. None of these Funds, however, will benefit from increases in interest rates to the extent that interest rates rise to the point at which they cause the current yield of ARMs to exceed the maximum allowable annual or lifetime reset limits (or “caps”) for a particular mortgage. In addition, fluctuations in interest rates above these caps could cause ARMs to behave more like long-term fixed rate securities in response to extreme movements in interest rates. As a result, during periods of volatile interest rates, these Funds’ net asset values may fluctuate more than if they did not purchase ARMs. Moreover, during periods of rising interest rates, changes in the coupon of the adjustable rate mortgages will slightly lag behind changes in market rates, creating the potential for some principal loss for shareholders who redeem their shares of these Funds before the interest rates on the underlying mortgages are adjusted to reflect current market rates.

Collateralized Mortgage Obligations. Certain Funds may invest in collateralized mortgage obligations (“CMOs”). CMOs are obligations fully collateralized by a portfolio of mortgages or mortgage related securities. Payments of principal and interest on the mortgages are passed through to the holders of the CMOs on the same schedule as they are received, although certain classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages. Therefore, depending upon the type of CMOs in which a Fund invests, the investment may be subject to a greater or lesser risk of prepayment than other types of mortgage related securities.

Further, if a Fund purchases mortgage-backed or asset-backed securities that are “subordinated” to other interests in the same mortgage pool, the Fund as a holder of those securities may only receive payments after the pool’s obligations to other investors have been satisfied. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the Fund as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless; the risk of such defaults is generally higher in the case of mortgage pools that include so-called “subprime” mortgages. An unexpectedly high or low rate of prepayments on a pool’s underlying mortgages may have a similar effect on subordinated securities. A mortgage pool may issue securities to various levels of subordination; the risk of non-payment affects securities at each level, although the risk is greater in the case of more highly subordinated securities.

Mortgage related securities may not be readily marketable. To the extent any of these securities are not readily marketable in the judgment of the portfolio manager, each of these Funds limits its investments in these securities, together with other illiquid instruments, to not more than 15% of the value of its net assets.

Ginnie Mae Certificates. Ginnie Mae Certificates are securities representing part ownership of a pool of mortgage loans. These loans, issued by lenders such as mortgage bankers, commercial banks and savings and loan associations, are insured either by the Federal Housing Administration or by the Veterans Administration. Each pool of mortgage loans is assembled and, after being approved by Ginnie Mae, is sold to investors through broker-dealers in the form of certificates representing participations in the pool. Ginnie Mae guarantees the timely payment of principal and interest of each mortgage in the pool and its guarantee is backed by the full faith and credit of the U.S. Government. Ginnie Mae Certificates differ from bonds in that a borrower pays the principal over the term of the loan rather than in a lump sum at maturity. Ginnie Mae Certificates are called “pass-through” certificates because both principal and interest payments on the mortgages (including prepayments) are passed through to the holder of the certificate.

The average life of Ginnie Mae Certificates varies with the maturities of the underlying mortgages. Prepayments of any mortgages in the pool will usually result in the return of the greatest part of principal invested well before the maturity of the mortgages in the pool. The volume of such prepayments of principal in a given pool of mortgages will influence the actual yield of the Ginnie Mae Certificate.

Real Estate Related Investments. The Strategic Investment Fund may invest in real estate related securities. There are significant risks inherent in real estate related investments. The securities of issuers that own, construct, manage, or sell residential, commercial, or industrial real estate, are subject to all of the risks associated with the direct ownership of real estate. These risks include: declines in the value of real estate, adverse changes in the climate for real estate, risks related to general and local economic conditions, over-building and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants, leveraging of interests in real estate, increases in prevailing interest rates, lack of availability of financing, costs resulting from clean-up of environmental problems or liability to third parties for damages arising from environmental problems, and natural disasters, acts of war and terrorist attacks. The securities of issuers whose products and services are related to the real estate industry are subject to the risk that the value of those securities will be adversely affected by one or more of the foregoing risks.

In addition to the risks discussed above, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Further, equity and mortgage REITs are dependent upon management skill and are not diversified. Such trusts are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation, and the possibility of failing to qualify for special tax treatment under Subchapter M of the Code and to maintain an exemption under the 1940 Act. Finally, certain REITs may be self-liquidating in that a specific term of existence is provided for in the trust document. Such trusts run the risk of liquidating at an economically inopportune time.

Investments in Physical Commodities. Each Fund, other than the Money Market Fund and S&P 500 Index Fund, may invest in physical commodities such as gold and other precious metals, raw materials, agricultural products, and energy resources including oil and natural gas. Physical commodities often experience sharp price volatility as a result of a number of domestic and global factors including resource availability, fluctuations in supply and demand and in market perceptions of the same, economic cycles, speculation in commodities and manipulation of certain commodities markets. In addition, economic factors such as changes in interest rates, currency fluctuations, and changes in inflation or expectations of future inflation movements can impact prices of physical commodities. Furthermore, physical commodities are also subject to geopolitical factors including political upheaval and wars, social and economic conditions within commodity producing countries, government regulation of the production and sale of commodities (including restrictions on private or foreign ownership or development of commodities), and general trade or currency restrictions between countries.

Supranational Agencies. Each Fund, except the S&P 500 Index Fund, may invest up to 10% of its assets in debt obligations of supranational agencies such as the International Bank for Reconstruction and Development (commonly known as the World Bank), which was chartered to finance development projects in developing member countries; the European Union, which is a twelve-nation organization engaged in cooperative economic activities; and the Asian Development Bank, which is an international development bank established to lend funds, promote investment and provide technical assistance to member nations in the Asian and Pacific regions. Debt obligations of supranational agencies are not considered Government Securities and are not supported, directly or indirectly, by the U.S. Government.

Municipal Obligations. The term “Municipal Obligations” as used in the Prospectus and this SAI means debt obligations issued by, or on behalf of, states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities or multistate agencies or authorities, the interest from which is, in the opinion of bond counsel to the issuer, excluded from gross income for regular federal income tax purposes. Municipal Obligations generally are understood to include debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, refunding of outstanding obligations, payment of general operating expenses and extensions of loans to public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance privately operated facilities are considered to be Municipal Obligations if the interest paid on them qualifies as excluded from gross income (but not necessarily from alternative minimum taxable income) for regular federal income tax purposes in the opinion of bond counsel to the issuer.

Opinions relating to the validity of Municipal Obligations and to the exemption of interest on them from federal income taxes are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Trust nor the portfolio manager will review the proceedings relating to the issuance of Municipal Obligations or the basis for opinions of counsel.

Municipal Obligations may be issued to finance life care facilities, which are an alternative form of long-term housing for the elderly that offer residents the independence of a condominium life-style and, if needed, the comprehensive care of nursing home services. Bonds to finance these facilities have been issued by various state industrial development authorities. Because the bonds are secured only by the revenues of each facility and not by state or local government tax payments, they are subject to a wide variety of risks, including a drop in occupancy levels, the difficulty of maintaining adequate financial reserves to secure estimated actuarial liabilities, the possibility of regulatory cost restrictions applied to health care delivery and competition from alternative health care or conventional housing facilities.

Even though Municipal Obligations are interest-bearing investments that promise a stable flow of income, their prices are inversely affected by changes in interest rates and, therefore, are subject to the risk of market price fluctuations. The values of Municipal Obligations with longer remaining maturities typically fluctuate more than those of similarly rated Municipal Obligations with shorter remaining maturities. The values of Municipal Obligations also may be affected by changes in the credit rating or financial condition of the issuing entities.

Tax legislation may affect the supply of, and the demand for, Municipal Obligations, as well as the tax-exempt nature of interest paid on those obligations. Neither the Trust nor the portfolio manager can predict with certainty the effect of tax law changes upon the Municipal Obligation market, including the availability of instruments for investment by a Fund. In addition, neither the Trust nor the portfolio manager can predict whether additional legislation adversely affecting the Municipal Obligation market will be enacted in the future. The Trust monitors legislative developments and considers whether changes in the objective or policies of a Fund need to be made in response to those developments. If legislation were enacted that would treat a type of Municipal Obligation as taxable for federal income tax purposes, the Trust would treat the security as a permissible taxable money market instrument for the Fund within the applicable limits set forth in the Prospectus.

Municipal Obligation Components. Certain Funds may invest in Municipal Obligations, the interest rate on which has been divided by the issuer into two different and variable components, which together result in a fixed interest rate. Typically, the first of the components (the “Auction Component”) pays an interest rate that is reset periodically through an auction process, whereas the second of the components (the “Residual Component”) pays a residual interest rate based on the difference between the total interest paid by the issuer on the Municipal Obligation and the auction rate paid on the Auction Component. A Fund may purchase both Auction and Residual Components. Because the interest rate paid to holders of Residual Components is generally determined by subtracting the interest rate paid to the holders of Auction Components from a fixed amount, the interest rate paid to Residual Component holders will decrease as the Auction Component’s rate increases and decrease as the Auction Component’s rate increases. Moreover, the extent of the increases and decreases in market value of Residual Components may be larger than comparable changes in the market value of an equal principal amount of a fixed rate Municipal Obligation having similar credit quality, redemption provisions and maturity.

Municipal Leases. Included among Municipal Obligations in which certain Funds may invest are participations in lease obligations or installment purchase contracts issued by state or local governmental authorities (“Municipal Leases”) to obtain funds to acquire a wide variety of equipment and facilities.

Although Municipal Leases do not normally constitute general obligations of the municipality, they are ordinarily backed by the municipality’s agreement to make the payments due under the obligation. These obligations have evolved to make it possible for state and local government authorities to acquire property and equipment without meeting constitutional and statutory requirements for the issuance of debt. Thus, Municipal Leases have additional risks not normally associated with other Municipal Obligations. Municipal Leases may contain “non-appropriation” clauses that provide that the governmental issuer of the obligation has no obligation to make future payments under the lease or contract unless money is appropriated for those purposes by the legislative body on a yearly or other periodic basis. There have been challenges to the legality of lease financing in some states and, from time to time, certain municipalities have considered not appropriating funds for lease payments. Moreover, although some Municipal Leases will be secured by the leased equipment and facilities, the disposition of the equipment or facilities in the event of foreclosure might prove to be difficult.

Municipal Leases that a Fund may acquire will be both rated and unrated. Rated Municipal Leases that may be held by a Fund include those rated investment grade at the time of investment or those issued by issuers whose senior debt is rated investment grade at the time of investment. A Fund may acquire unrated issues that the portfolio manager deems to be comparable in quality to rated issues in which a Fund is authorized to invest. A determination that an unrated lease obligation is comparable in quality to a rated lease obligation and that there is a reasonable likelihood that the lease will not be canceled will be subject to oversight and approval by the Board.

An unrated Municipal Lease with a non-appropriation risk that is backed by an irrevocable bank letter of credit or an insurance policy issued by a bank or insurer deemed by the portfolio manager to be of high quality and minimal credit risk will not be deemed to be illiquid solely because the underlying municipal lease is unrated, if the portfolio manager determines that the lease is readily marketable because it is backed by the letter of credit or insurance policy.

Municipal Leases held by a Fund may be considered illiquid and therefore subject to a Fund’s limitation on the purchase of illiquid investments, unless the Board determines on an ongoing basis that an adequate trading market exists for the Municipal Lease. In determining the liquidity of a Municipal Lease, in accordance with methods adopted by the Board, the following factors relating to the security are considered, among others: (i) the frequency of trades and quotes; (ii) the number of dealers willing to purchase or sell the security; (iii) the willingness of dealers to undertake to make a market; (iv) the nature of the marketplace trades; and (v) the likelihood that the obligation will continue to be marketable based on the credit quality of the municipality or relevant obligor.

Floating and Variable Rate Instruments. Certain Funds may invest in floating and variable rate instruments. Income securities may provide for floating or variable rate interest or dividend payments. The floating or variable rate may be determined by reference to a known lending rate, such as a bank’s prime rate, a certificate of deposit rate or the London InterBank Offered Rate (LIBOR). Alternatively, the rate may be determined through an auction or remarketing process. The rate also may be indexed to changes in the values of interest rate or securities indexes, currency exchange rate or other commodities. Variable and floating rate securities tend to be less sensitive than fixed rate securities to interest rate changes and tend to have higher yields when interest rates increase. However, during periods of rising interest rates, changes in the interest rate of an adjustable rate security may lag changes in market rates.

The amount by which the rates paid on an income security may increase or decrease may be subject to periodic or lifetime caps. Fluctuations in interest rates above these caps could cause adjustable rate securities to behave more like fixed rate securities in response to extreme movements in interest rates.

Floating and variable rate income securities include securities whose rates vary inversely with changes in market rates of interest. Such securities may also pay a rate of interest determined by applying a multiple to the variable rate. The extent of increases and decreases in the value of securities whose rates vary inversely with changes in market rates of interest generally will be larger than comparable changes in the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity.

Certain Funds may purchase floating and variable rate demand bonds and notes, which are debt securities ordinarily having stated maturities in excess of one year but which permit their holder to demand payment of principal at any time or at specified intervals. Variable rate demand notes include master demand notes, which are obligations that permit a Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower. These obligations have interest rates that fluctuate from time to time and frequently are secured by letters of credit or other credit support arrangements provided by banks. Use of letters of credit or other credit support arrangements will not adversely affect the tax-exempt status of variable rate demand notes. Because they are direct lending arrangements between the lender and borrower, variable rate demand notes generally will not be traded and no established secondary market generally exists for them, although they are redeemable at face value. If variable rate demand notes are not secured by letters of credit or other credit support arrangements, a Fund’s right to demand payment will be dependent on the ability of the borrower to pay principal and interest on demand. Each obligation purchased by a Fund will meet the quality criteria established by GEAM for the purchase of debt securities. GEAM considers on an ongoing basis the creditworthiness of the issuers of the floating and variable rate demand obligations in the relevant Fund’s portfolio.

Participation Interests. Certain Funds may purchase from financial institutions participation interests in certain Municipal Obligations. A participation interest gives the Fund an undivided interest in the Municipal Obligation in the proportion that the Fund’s participation interest bears to the total principal amount of the Municipal Obligation. These instruments may have fixed, floating or variable rates of interest. If the participation interest is unrated, or has been given a rating below one that is otherwise permissible for purchase by a Fund, the participation interest will be backed by an irrevocable letter of credit or guarantee of a bank that the Board has determined meets certain quality standards, or the payment obligation otherwise will be collateralized by Government Securities. A Fund will have the right, with respect to certain participation interests, to demand payment, on a specified number of days’ notice, for all or any part of the Fund’s participation interest in the Municipal Obligation, plus accrued interest. The Trust intends that a Fund exercise its right to demand payment only upon a default under the terms of the Municipal Obligation, or to maintain or improve the quality of its investment portfolio. A Fund will invest no more than 5% of the value of its total assets in participation interests.

Zero Coupon Obligations. Certain Funds may invest in zero coupon obligations. Zero coupon obligations generally pay no cash interest (or dividends in the case of preferred stock) to their holders prior to maturity. Accordingly, such securities usually are issued and traded at a deep discount from their face or par value and generally are subject to greater fluctuations of market value in response to changing interest rates than securities of comparable maturities and credit quality that pay cash interest (or dividends in the case of preferred stock) on a current basis. Although each of these Funds will receive no payments on its zero coupon obligations prior to their maturity or disposition, it will be required for federal income tax purposes generally to include in its dividends each year an amount equal to the annual income that accrues on its zero coupon obligations. Such dividends will be paid from the cash assets of the Fund, from borrowings or by liquidation of portfolio securities, if necessary, at a time that the Fund otherwise would not have done so. To the extent these Funds are required to liquidate thinly traded securities, the Funds may be able to sell such securities only at prices lower than if such securities were more widely traded. The risks associated with holding securities that are not readily marketable may be accentuated at such time. To the extent the proceeds from any such dispositions are used by these Funds to pay distributions, each of those Funds will not be able to purchase additional income-producing securities with such proceeds, and as a result its current income ultimately may be reduced.

The Strategic Investment Fund and the High Yield Fund may each invest up to 10% of its assets in zero coupon obligations. Zero coupon obligations are generally divided into two categories: “Pure Zero Obligations,” which are those that pay no interest for their entire life, and “Zero/Fixed Obligations,” which pay no interest for some initial period and thereafter pay interest currently. In the case of a Pure Zero Obligation, the failure to pay interest currently may result from the obligation’s having no stated interest rate, in which case the obligation pays only principal at maturity and is sold at a discount from its stated principal. A Pure Zero Obligation may, in the alternative, provide for a stated interest rate, but provide that no interest is payable until maturity, in which case accrued, unpaid interest on the obligation may be capitalized as incremental principal. The value to the investor of a zero coupon obligation consists of the economic accretion either of the difference between the purchase price and the nominal principal amount (if no interest is stated to accrue) or of accrued, unpaid interest during the life or payment deferral period of the obligation.

Custodial Receipts. Certain Funds may acquire custodial receipts or certificates underwritten by securities dealers or banks that evidence ownership of future interest payments, principal payments, or both, on certain Municipal Obligations. The underwriter of these certificates or receipts typically purchases Municipal Obligations and deposits the obligations in an irrevocable trust or custodial account with a custodian bank, which then issues receipts or certificates that evidence ownership of the periodic unmatured coupon payments and the final principal payment on the obligations. Custodial receipts evidencing specific coupon or principal payments have the same general attributes as zero coupon obligations described above. Although under the terms of a custodial receipt a Fund would be typically authorized to assert its rights directly against the issuer of the underlying obligation, the Fund could be required to assert through the custodian bank those rights as may exist against the underlying issuers. Thus, in the event the underlying issuer fails to pay principal and/or interest when due, a Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of the issuer. In addition, in the event that the trust or custodial account in which the underlying security has been deposited is determined to be an association taxable as a corporation, instead of a non-taxable entity, the yield on the underlying security would be reduced in recognition of any taxes paid.

Government Stripped Mortgage Related Securities. Certain Funds may invest in government stripped mortgage related securities issued and guaranteed by Ginnie Mae, Fannie Mae or Freddie Mac. These securities represent beneficial ownership interests in either periodic principal distributions (“principal only” or “PO”) or interest distributions (“interest only” or “IO”) on mortgage related certificates issued by Ginnie Mae, Freddie Mac or Fannie Mae. The certificates underlying the government stripped mortgage related securities represent all or part of the beneficial interest in pools of mortgage loans. These Funds will invest in government stripped mortgage related securities in order to enhance yield or to benefit from anticipated appreciation in value of the securities at times when GEAM believes that interest rates will remain stable or increase. In periods of rising interest rates, the expected increase in the value of government stripped mortgage related securities may offset all or a portion of any decline in value of the securities held by these Funds.

Investing in government stripped mortgage related securities involves risks normally associated with investing in mortgage related securities issued by the government or government related entities. In addition, the yields on government stripped mortgage related securities are extremely sensitive to prepayment on the mortgage loans underlying the certificates collateralizing the securities. If a decline in the level of prevailing interest rates results in a rate of principal prepayments higher than anticipated, distributions of principal will be accelerated, thereby reducing the yield to maturity on IO government stripped mortgage related securities and increasing the yield to maturity on PO government stripped mortgage related securities. Sufficiently high prepayment rates could result in these Funds’ not fully recovering their initial investment in an IO government stripped mortgage related security. The sensitivity of an IO security that represents the interest portion of a particular class, as opposed to the interest portion of an entire pool, to interest rate fluctuations, may be increased because of the characteristics of the principal portion to which they relate.

Government stripped mortgage related securities are currently traded in an OTC market maintained by several large investment banking firms. No assurance can be given that these Funds will be able to effect a trade in a government stripped mortgage related security at a desired time. These Funds will acquire government stripped mortgage related securities only if a secondary market exists for the securities at the time of acquisition. Except for government stripped mortgage related securities based on fixed rate Freddie Mac and Fannie Mae mortgage certificates that meet certain liquidity criteria established by the Trust’s Board, the Fund treats government stripped mortgage related securities as illiquid and will limit each Fund’s investments in these securities, together with other illiquid investments, to not more than 15% of its net assets.

Asset-Backed and Receivable-Backed Securities. Certain Funds may invest in securities issued by trusts and special purpose corporations with principal and interest payouts backed by, or supported by, any of various types of assets. These assets typically include receivables related to the purchase of automobiles, credit card loans, and home equity loans. These securities generally take the form of a structured type of security, including pass-through, pay-through, and stripped interest payout structures similar to the Collateralized Mortgage Obligation or CMO structure. Investments in these and other types of asset-backed securities must be consistent with the investment objectives and policies of the Funds.

The yield characteristics of asset-backed securities differ from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying assets generally may be prepaid at any time. As a result, if a Fund purchases such a security at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Alternatively, if a Fund purchases these securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, yield to maturity. The portfolio manager will seek to manage these risks (and potential benefits) by diversifying its investments in such securities and through hedging techniques.

Asset-backed securities involve certain risks that are not posed by other types of CMO securities, resulting mainly from the fact that asset-backed securities do not usually contain the complete benefit of a security interest in the related collateral. For example, credit card receivables generally are unsecured and the debtors are entitled to the protection of a number of state and Federal consumer credit laws, some of which may reduce the ability to obtain full payment. In the case of automobile receivables, due to various legal and economic factors, proceeds from repossessed collateral may not always be sufficient to support payments on these securities.

Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and Other Collateralized Debt Obligations (“CDOs”). Certain Funds may invest in CBOs, CLOs and other CDOs, which are debt instruments backed solely by a pool of other debt securities. The risks of an investment in a CBO, CLO or other CDO depend largely on the type of the collateral securities (which would have the risks described elsewhere in this document for that type of security) and the class of the CBO, CLO or other CDO in which a Fund invests. Some CBOs, CLOs and other CDOs have credit ratings, but are typically issued in various classes with various priorities. Normally, CBOs, CLOs and other CDOs are privately offered and sold (that is, not registered under the securities laws) and may be characterized by the Funds as illiquid securities, but an active dealer market may exist for CBOs, CLOs and other CDOs that qualify for Rule 144A transactions. In addition to the normal interest rate, default and other risks of fixed income securities discussed elsewhere in this document, CBOs, CLOs and other CDOs carry additional risks, including the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the quality of the collateral may decline in value or default, the Funds may invest in CBOs, CLOs or other CDOs that are subordinate to other classes, volatility in values, and the complex structure of the security may not be fully understood at the time of investment and produce disputes with the issuer or unexpected investment results.

Mortgage Dollar Rolls. Certain Funds may, with respect to up to 33 1/3% of their total assets, enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund would benefit to the extent of any proceeds received for the securities sold and the lower forward price for the future purchase (often referred to as the “drop”) or fee income plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. Unless such benefits exceed the income, capital appreciation and gain or loss due to mortgage repayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared with what such performance would have been without the use of mortgage dollar rolls. The Fund will hold and maintain in a segregated account until the settlement date cash or liquid assets in an amount equal to the forward purchase price. The benefits derived from the use of mortgage dollar rolls may depend upon the portfolio manager’s ability to predict correctly mortgage prepayments and interest rates. There is no assurance that mortgage dollar rolls can be successfully employed.

For financial reporting and tax purposes, each of these Funds proposes to treat mortgage dollar rolls as two separate transactions: one involving the purchase of a security and a separate transaction involving a sale. The Funds do not currently intend to enter into mortgage dollar rolls that are accounted for as a financing.

Short Sales Against the Box. Certain Funds may sell securities “short against the box.” Whereas a short sale is the sale of a security a Fund does not own, a short sale is “against the box” if at all times during which the short position is open, the Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities sold short. Swap transactions, futures contracts and other derivative-type instruments that reflect the equivalent of a short sale or a short position are not considered to be a short sale or short position for this purpose or for purposes of determining whether a short sale or position is considered to be “against the box.”

World Equity Benchmark Shares (WEBs) and Other Index-related Securities. Certain Funds may invest in exchange-traded funds, which are baskets of securities designed to generally track an index or a foreign market, such as IShares or Standard & Poor’s Depositary Receipts (“SPDRs”). These securities are considered to be investment companies for purposes of the Funds’ investment limitations.

Portfolio Holdings

The Funds’ portfolio holdings must be adequately protected to prevent the misuse of that information by a third party to the potential detriment of the shareholders. Accordingly, the Funds have adopted, and the Board has approved, policies and procedures designed to ensure that the disclosure of the Funds’ portfolio holdings is in the best interest of the Funds’ shareholders in the manner described below. GEAM and the Board may amend these policies and procedures at any time without prior notice.

Various non-Fund advisory clients of GEAM may hold securities substantially similar to those securities held by the Funds. Although GEAM has also adopted policies and procedures regarding the selective disclosure of the contents of those other portfolios, those policies and procedures contain different procedures and limitations than the policies and procedures that apply to the disclosure of the Funds’ portfolio holdings.

The Funds’ portfolio holdings are made public, as required by law, in the Funds’ annual and semi-annual reports. These reports are filed with the SEC and mailed to shareholders within 60 days after the end of the relevant fiscal period. In addition, as required by law, the Funds’ portfolio holdings as of fiscal quarter end are reported to the SEC, and posted to the Funds’ website, within 60 days after the end of the Funds’ first and third fiscal quarters so that they are available to any interested person.

The following information is also available on the Funds’ website (http://www.geam.com) or by calling 1-800-242-0134:

1. A complete listing of each Funds’ portfolio holdings and related information (such as number of shares, value and percentage of the portfolio) as of each month-end will be available to any interested person, no earlier than 30 calendar days following the month-end;

2. Top ten portfolio holdings and related information (such as number of shares, value and percentage of the portfolio) for all Funds as of each month-end will be available to any interested person no earlier than 15 calendar days after the month-end; and

3. Characteristics of securities (such as number of shares, principal amount of bonds, percentage of portfolio, sector, country, regional, quality and duration breakdowns, depending on the type of account) held in any of the Funds based on a Fund’s entire portfolio (or a portion thereof) as of each month-end will be available to any interested person, no earlier than 15 calendar days after the month-end.

Fund portfolio holdings may be posted earlier or later than reflected above as a result of regulatory requirements.

For the Money Market Fund, in order to comply with amendments to Rule 2a-7 under the 1940 Act, information concerning the Money Market Fund’s holdings, as well as its weighted average maturity and weighted average life, will be posted on the Funds’ website five business days after the end of the month and will remain posted for six months thereafter.

The Funds’ portfolio holdings information will be available on the Funds’ website until updated for the next appropriate period. This information may not be disclosed to any person earlier than the date it has been posted to the Funds’ website.

The Funds and GEAM reserve the right to make the Funds’ portfolio holdings and related information available on the Funds’ website earlier or later than permitted above if it is determined prior to such disclosure that (1) there is a legitimate business purpose to do so (as described below in the paragraphs related to selective disclosures of Fund portfolio holdings information); (2) any actual or potential conflicts of interest between the Funds and their affiliates are reviewed and considered; and (3) the timing of such disclosure is not expected to result in harm to the Funds. Prior to such disclosure being released and made available to the public on the Funds’ website, the following condition must be met:

(a) Any Senior Vice President or Vice President of GEAM’s Legal Department or GEAM’s General Counsel; (b) any Manager of GEAM’s Compliance Department; and (c) the Chief Investment Officer (or other individual in a senior management position) of the applicable Fund, (i) must be informed of each arrangement involving the proposed disclosure of the Funds’ portfolio holdings information in a timeframe different from the standard timeframe, (ii) must analyze it to determine potential and actual conflicts of interests in an effort to minimize those conflicts to the extent reasonable and practicable and (iii) must authorize its occurrence.

Portfolio managers and other senior officers of GEAM may disclose or confirm the ownership by a Fund of any individual holdings or number of holdings to the press or other interested persons as long as such information has been previously publicly disclosed in accordance with the above. For example, a portfolio manager discussing a particular Fund may indicate that such Fund holds a security only if the Fund’s holding of such security has been publicly disclosed.

Selective (i.e. non-public) disclosures of portfolio holdings information relating to the Funds, even if subject to the conditions specified in the portfolio holdings policies and procedures, should be done only where legitimate business purposes of the Funds are served and the potential and actual conflicts of interest between the Funds and their affiliates are reviewed and considered.

Selective disclosures could be considered to serve the legitimate business purposes of the Funds, if: (1) done to further the interests of the Funds and (2) the disclosure is not expected to result in harm to the Funds (such harm could occur by permitting third parties to trade ahead of, or front run, the Funds or to effect trades in shares of the Funds with portfolio holdings information that other current or potential investors do not have). For example, certain vendors of GEAM or the Funds provide services that are essential in the operations of the Funds, or assist GEAM in providing services to the Funds or in conducting its investment management business activities in general. In order to properly perform these services, these vendors typically need to obtain Fund portfolio holdings information on a very frequent and timely basis, often on the same day it is derived. In addition, certain institutional Fund clients (and their representatives) may require us to provide them with more timely portfolio holdings information for their review, in fulfillment of their fiduciary obligations.

Potential and actual conflicts of interest between the Funds and their affiliates must also be reviewed and considered. For example, there may be situations where the selective disclosure of a Fund’s portfolio holdings information facilitates portfolio management activities or the potential growth of the Funds, which could legitimately serve the common interests of both the Funds and GEAM. However, such selective disclosures should not be made for the benefit of GEAM or its affiliates, such as the receipt of compensation for the disclosure of those portfolio holdings, without also considering whether the disclosure would be in the interests of the Funds or, at a minimum, result in no harm to the Funds.

The following conditions must be met in order to disclose Fund portfolio holdings information before it is released and made available to the public:

(1) (a)Any Senior Vice President or Vice President of GEAM’s Legal department or GEAM’s General Counsel; (b) any Manager of GEAM’s Compliance department; and (c) the Chief Investment Officer, or other individual in a senior management position of the applicable Fund, (i) must be informed of each arrangement involving selective disclosure of Fund portfolio holdings information, (ii) must analyze it to determine potential and actual conflicts of interest in an effort to minimize those conflicts to the extent reasonable and practicable and (iii) must authorize its occurrence; and

(2) Depending on the type of recipient, the recipient of the information must agree in writing to maintain the confidentiality of the information provided and not to share it with anyone other than those persons who, on a need-to-know basis, assist it in fulfilling its fiduciary obligations (or the recipient must be subject to professional or ethical obligations not to disclose or improperly use the information, such as would apply to independent public accounting firms and legal counsel), and not to trade on the basis of the information provided in any account over which it has influence or control, until the public release of the information; and

(3) GEAM’s Relationship Management department must maintain a list of all entities that receive selective disclosure of portfolio holdings and the reason for such disclosure.

The following entities may also be provided Fund portfolio holdings information on a daily basis without any delay in transmission without being subject to the above conditions:

•	Entities that are subject to professional or ethical obligations not to disclose or improperly use the information (e.g., independent public accounting firms and legal counsel).

•	Broker-dealers or futures commission merchants in connection with the purchase or sale of securities, requests for price quotations on securities or bids on securities.

•	A custodian in connection with the provision of custodial services to the mutual fund.

As of the date of this SAI, the Fund provides its portfolio holdings to the following entities as of a date more frequent than month-end and/or prior to the time lag period (i.e., 30 days or 15 days) set forth above:

•	Custodian (sub-custodians) and accounting agent;

•	Securities lending agent(s);

•	Proxy voting agent(s);

•	Transfer agent (in the event of a redemption or purchase in-kind);

•	Sub-adviser(s);

•	A GE affiliated provider of certain administrative functions;

•	Legal counsel to the Funds, GEAM or non-interested trustees of the Funds;

•	Auditor(s);

•	Financial printer(s);

•	Provider(s) of attribution and/or portfolio analysis, including:

•	FactSet Research Systems, Inc.

•	Richards & Tierney, Inc.

•	Rating agencies;

•

Other recipients could include various stock markets and exchanges, regulatory authorities and, to a more limited extent, the issuers of securities held by the Funds with respect to only the securities of the particular issuer.

Neither the Funds nor GEAM receive separate compensation with respect to the selective disclosure of portfolio holdings from any recipient of such information.

The Funds will make reasonable efforts to work with the entities listed above to obtain written acknowledgements and to implement the conditions described above. GEAM’s Compliance department will analyze no less frequently than annually the shareholder records of the Funds in an effort to determine whether any Fund client or critical vendor violated the no trading ban that is in effect until the public release of the portfolio holdings information. GEAM’s Compliance department will review the findings of the analysis with GEAM’s Legal department. However, such a monitoring effort is not likely to detect every misuse of that information, particularly if concealed in some fashion. Certain employees of GEAM and GE Investment

Distributors, Inc. (“GEID” or the “Distributor”) may also have access to that non-public portfolio information, but those employees will normally be subject to a code of ethics and other policies and procedures intended to prevent misconduct.

There can be no assurance that the Funds’ policies and procedures on disclosure of portfolio holdings will protect the Funds from misuse of such information by individuals or entities that come into possession of the information.

INVESTMENT RESTRICTIONS

Each Fund is subject to fundamental and non-fundamental investment policies and limitations. Under the 1940 Act, fundamental investment policies and limitations may not be changed without the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund affected by the change. Non-fundamental policies may be changed by a majority vote of the Board at any time.

Investment Restrictions for all Funds except the S&P 500 Index Fund

The following policies and limitations supplement those described in the Prospectus and this SAI. Investment restrictions numbered 1 through 8 below have been adopted as fundamental policies, and. investment restrictions numbered 9 through 11 are non-fundamental policies.

1. No Fund may borrow money, except that a Fund may (a) borrow from banks (as defined in the 1940 Act) and through reverse repurchase agreements in amounts up to 33-1/3% of its total assets (including the amount borrowed), (b) borrow amounts equal to an additional 5% of its total assets for temporary purposes, (c) invest in permitted leveraged investments, (d) engage in transactions in mortgage dollar rolls and other similar transactions, and (e) engage in other transactions that may entail borrowing or otherwise borrow money to the extent permitted by applicable law.

2. No Fund may lend its assets or money to other persons, except (a) by purchasing debt obligations (including privately placed debt obligations), (b) by lending cash or securities as permitted by applicable law, (c) by entering into repurchase agreements, (d) by investing in permitted leveraged investments, or (e) as otherwise permitted by applicable law.

3. Each Fund shall invest at least 75% of its total assets in some combination of the following: (a) cash and cash items, (b) Government Securities (as defined in the 1940 Act), (c) securities of other investment companies, and (d) other securities. With regard to (d), other securities (acquired pursuant to this policy) are limited as to any single issuer to an amount not greater than 5% of a Fund’s total assets and not more than 10% of the outstanding voting securities of any such issuer, or as otherwise permitted by applicable law.

4. No Fund will make investments that will result in the concentration (as that term is used in the 1940 Act) of its assets in securities of issuers in any one industry. For purposes of this restriction, supranational organizations are collectively considered to be members of a single “industry.”

For the Money Market Fund only: Securities issued by domestic banks or by structured investment vehicles are not considered to be part of any industry.

5. No Fund may underwrite any issue of securities, except to the extent that the sale of portfolio securities in accordance with the Fund’s investment objective, policies and limitations may be deemed to be an underwriting, and except that the Fund may acquire securities under circumstances in which, if the securities were sold, the Fund might be deemed to be an underwriter for purposes of the 1933 Act.

6. Each Fund may purchase or sell real estate, or direct or indirect interests in real estate, subject to other investment policies and applicable law.

7. A Fund may purchase or sell commodities or commodity contracts, subject to other investment policies and applicable law.

8. No Fund may issue senior securities except as otherwise permitted by its fundamental policy on borrowing or by applicable law.

9. No Fund may purchase illiquid investments if more than 15% of the net assets (or total assets if the Small-Cap Equity Fund) of the Fund would be invested in illiquid securities; the Money Market Fund will not purchase illiquid investments. For purposes of this restriction, illiquid investments are securities that cannot be disposed of by a Fund within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities.

10. No Fund may purchase restricted securities if more than 10% of the total assets of the Fund would be invested in restricted securities. Restricted securities are securities that are subject to contractual or legal restrictions on transfer, excluding for purposes of this restriction, Rule 144A Securities that have been determined to be liquid by the Board based upon the trading markets for the securities.

11. Each of the Funds, with the exception of the Strategic Investment Fund, invests, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in the type of investments implied by its name. Each of the Funds will provide shareholders at least 60 days prior notice before changing this non-fundamental policy.

Notes to Investment Restrictions

The percentage limitations in the restrictions listed above apply at the time of purchases of securities, and a later increase or decrease in percentage resulting from a change in value of net assets, or in any ratings, will not be deemed to result in a violation of the restriction. For purposes of investment restriction No. 4 above, the Trust may use the industry classifications reflected by the S&P 500® Index, if applicable at the time of determination. For all other portfolio holdings, the Trust may use the Directory of Companies Required to File Annual Reports with the SEC and Bloomberg Inc. In addition, the Trust may select its own industry classifications, provided such classifications are reasonable.

Additional Fundamental Investment Restrictions for All Funds except the S&P 500 Index Fund and the Small-Cap Equity Fund

1. No Fund may invest in companies for the purpose of exercising control or management.

Additional Non-Fundamental Investment Restrictions for the Small-Cap Equity Fund Only

1. The Fund may not purchase or sell put options, call options, spreads or combinations of put options, call options and spreads, except that a Fund may purchase and sell covered put and call options on securities and stock indexes and futures contracts and options on futures contracts.

2. The Fund may not purchase warrants (other than warrants acquired by the Fund as part of a unit or attached to securities at the time of purchase) if, as a result, the investments (valued at the lower of cost or market) would exceed 5% of the value of the Fund’s net assets. For purposes of this restriction, warrants acquired by a Fund in units or attached to securities may be deemed to be without value.

3. The Fund may not invest in companies for the purpose of exercising control or management.

Investment Restrictions for the S&P 500 Index Fund

The following policies and limitations supplement those described in the Prospectus and this SAI. Investment restrictions numbered 1 through 12 below have been adopted as fundamental policies, and investment restrictions numbered 13 through 15 are non-fundamental policies.

1. The Fund may not borrow money, except that the Fund may enter into reverse repurchase agreements and except that the Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests and cash payments of dividends and distributions that might otherwise require the untimely disposition of securities, in an amount not to exceed 33-1/3% of the value of the Fund’s total assets (including the amount borrowed) valued at market less liabilities (not including the amount borrowed) at the time the borrowing is made. Whenever borrowings of 5% or more of the Fund’s total assets are outstanding, including reverse repurchase agreements, the Fund will not make any additional investments.

2. The Fund may not lend its assets or money to other persons, except through (a) purchasing debt obligations, (b) lending portfolio securities in an amount not to exceed 30% of the Fund’s total assets taken at market value, (c) entering into repurchase agreements, (d) trading in financial futures contracts, index futures contracts, securities indexes and options on financial futures contracts, options on index futures contracts, options on securities and options on securities indexes and (e) entering into variable rate demand notes.

3. The Fund may not purchase securities (other than Government Securities) of any issuer if, as a result of the purchase, more than 5% of the Fund’s total assets would be invested in the securities of the issuer, except that up to 25% of the value of the total assets of the Fund may be invested without regard to this limitation. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction.

4. The Fund may not purchase more than 10% of the voting securities of any one issuer, or more than 10% of the outstanding securities of any class of issuer, except that (a) this limitation is not applicable to the Fund’s investments in Government Securities and (b) up to 25% of the value of the assets of the Fund may be invested without regard to these 10% limitations. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction.

5. The Fund may not invest more than 25% of the value of its total assets in securities of issuers in any one industry. For purposes of this restriction, the term industry will be deemed to include (a) the government of any one country other than the United States, but not the U.S. Government and (b) all supranational organizations. However, each foreign country’s banks are regarded as a separate industry.

6. The Fund may not underwrite any issue of securities, except to the extent that the sale of portfolio securities in accordance with the Fund’s investment objective, policies and limitations may be deemed to be an underwriting, and except that the Fund may acquire securities under circumstances in which, if the securities were sold, the Fund might be deemed to be an underwriter for purposes of the 1933 Act.

7. The Fund may not purchase or sell real estate or real estate limited partnership interests, or invest in oil, gas or mineral leases, or mineral exploration or development programs, except that the Fund may (a) invest in securities secured by real estate, mortgages or interests in real estate or mortgages, (b) purchase securities issued by companies that invest or deal in real estate, mortgages or interests in real estate or mortgages, (c) engage in the purchase and sale of real estate as necessary to provide it with an office for the transaction of business or (d) acquire real estate or interests in real estate securing an issuer’s obligations in the event of a default by that issuer.

8. The Fund may not make short sales of securities or maintain a short position, unless at all times when a short position is open, the Fund owns an equal amount of the securities or securities convertible into or exchangeable for, without payment of any further consideration, securities of the same issue as, and equal in amount to, the securities sold short.

9. The Fund may not purchase securities on margin, except that the Fund may obtain any short-term credits necessary for the clearance of purchases and sales of securities. For purposes of this restriction, the deposit or payment of initial or variation margin in connection with futures contracts, financial futures contracts or related options, and options on securities, options on securities indexes and options on currencies will not be deemed to be a purchase of securities on margin by the Fund.

10. The Fund may not invest in commodities, except that the Fund may invest in futures contracts (including financial futures contracts, index futures contracts or securities index futures contracts) and related options and other similar contracts (including foreign currency forward, futures and options contracts) as described in this SAI and in the Fund’s Prospectus.

11. The Fund may not invest in companies for the purpose of exercising control or management.

12. The Fund may not issue senior securities except as otherwise permitted by the 1940 Act and as otherwise permitted herein.

13. The Fund may not purchase illiquid investments if more than 15% of the net assets of the Fund would be invested in illiquid securities. For purposes of this restriction, illiquid investments are securities that cannot be disposed of by the Fund within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities.

14. The Fund may not purchase restricted securities if more than 10% of the total assets of the Fund would be invested in restricted securities. Restricted securities are securities that are subject to contractual or legal restrictions on transfer, excluding for purposes of this restriction, Rule 144A Securities that have been determined to be liquid by the Board based upon the trading markets for the securities.

15. The Fund invests, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in the type of investments implied by its name. The Fund will provide shareholders at least 60 days prior notice before changing this non-fundamental policy.

Notes to Investment Restrictions

The percentage limitations in the restrictions listed above apply at the time of purchases of securities and a later increase or decrease in percentage resulting from a change in value of net assets, or in any ratings, will not be deemed to result in a violation of the restriction. For purposes of investment restriction No. 5 above, the Trust may use the industry classifications reflected by the S&P 500® Index, if applicable at the time of determination. For all other portfolio holdings, the Trust may use the Directory of Companies Required to File Annual Reports with the SEC and Bloomberg Inc. In addition, the Trust may select its own industry classifications, provided such classifications are reasonable.

PORTFOLIO TRANSACTIONS AND TURNOVER

Decisions to buy and sell securities for each Fund are made by the portfolio managers, subject to review by the Board. Transactions on domestic stock exchanges and some foreign stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. On many foreign exchanges, commissions are fixed and may be higher than for securities traded on U.S. exchanges. Generally, no stated commissions are applicable to securities traded in U.S. OTC markets, but the prices of those securities include undisclosed commissions or mark-ups. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer’s mark-up or mark-down. Government Securities generally will be purchased on behalf of a Fund from underwriters or dealers, although certain newly issued Government Securities may be purchased directly from the U.S. Treasury or from the issuing agency or instrumentality.

The following table shows the amount of brokerage commissions paid by certain Funds over the past three fiscal years. Variations in the amount of brokerage commissions paid by a Fund from year to year may result from changing asset levels, market conditions or changes in GEAM’s outlook. Funds that are not listed paid no brokerage commissions.

Fund	Total Commissions for Fiscal Year Ended September 30, 2012	Total Commissions for Fiscal Year Ended September 30, 2011	Total Commissions for Fiscal Year Ended September 30, 2010
U.S. Equity Fund	$712,134	$439,843	$345,758
S&P 500 Index Fund	$1,016	$2,283	$13,444
Premier Fund	$67,796	$123,589	$100,763
U.S. Large-Cap Core Equity Fund	$292,791	$198,504	$146,206
Small-Cap Equity Fund	$877,952	$727,932	$946,112
International Fund	$3,660,639	$3,546,659	$3,904,219
Strategic Investment Fund	$563,546	$515,681	$496,061

The Funds have adopted, and the Board has approved, policies and procedures relating to the direction of mutual fund portfolio securities transactions to broker-dealers. In accordance with these procedures, in selecting brokers or dealers to execute securities transactions on behalf of a Fund, the portfolio manager seeks the most favorable terms available under the circumstances (“best execution”). In assessing the overall terms available when seeking best execution for any transaction, the portfolio manager considers factors that it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. In selecting brokers or dealers to execute securities transactions on behalf of a Fund, the portfolio manager does not take into account a broker or dealer’s promotional or sales efforts on behalf of a Fund.

In addition, the investment advisory agreement between the Trust and GEAM relating to each Fund authorizes GEAM, on behalf of the Fund, in selecting brokers or dealers to execute a particular transaction, and in evaluating the best overall terms available, to consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended) provided to the Fund and/or other accounts over which GEAM or its affiliates exercise investment discretion. The fees under the investment advisory agreement relating to a Fund will not be reduced by reason of the Fund’s receiving brokerage and research services. Such services include analyses and reports regarding issuers, industries, economic trends, portfolio strategy, and may effect securities transactions and perform certain functions related thereto. In addition, such services may include advice concerning the advisability of investing in, purchasing or selling securities and the availability of particular securities or buyers or sellers of securities. The research services received from broker-dealers that execute transactions on behalf of a Fund may be useful to GEAM in servicing that Fund as well as all of GEAM’s accounts and not all of these services may be used in connection with the particular Fund or Funds generating the commissions. Consistent with limits established by federal securities laws, a Fund may pay a broker-dealer commissions for agency transactions that exceed the amount of commissions charged by other broker-dealers in recognition of their research and brokerage services.

The following table shows the dollar amount of brokerage commissions paid to firms that provided research and brokerage services and the approximate dollar amount of transactions involved during the fiscal year ended September 30, 2012. Funds that are not listed paid no brokerage commissions to firms that provided such services.

Fund	Commissions Paid to Firms for Brokerage and Research Services	Total Amount of Transactions to Firms for Brokerage and Research Services
U.S. Equity Fund	$188,736	$286,950,789
Premier Fund	$17,896	$25,960,672
U.S. Large-Cap Core Equity Fund	$91,687	$106,175,111
Small-Cap Equity Fund	$200,763	$146,495,494
International Fund	$692,775	$412,535,323
Strategic Investment Fund	$173,676	$250,986,916

The following table shows the dollar amount of brokerage commissions paid to each firm that provided research and brokerage services obtained in compliance with Section 28(e) of the Exchange Act and the approximate dollar amount of transactions involved during the fiscal year ended September 30, 2012.

Firm	Commissions Paid to Firm for Brokerage and Research Services	Total Amount of Transactions for Brokerage and Research Services
Barclay’s Capital Inc.	$297,853	$341,148,773
Credit Suisse	$273,757	$280,795,224
Citigroup	$207,991	$146,192,774
UBS	$120,171	$68,590,378
Btig LLC	$115,983	$77,927,915
Morgan Stanley and Co	$108,298	$463,959,588
Weeden & Co.	$67,784	$69,274,488
ITG Channel Europe	$46,355	$73,251,649
Bank of America Merrill Lynch	$35,214	$22,896,172
Bloomberg Trading	$29,090	$48,890,717
Chapdelaine Institutional Equities	$827	$562,066

The Board periodically reviews the commissions paid by a Fund to determine if the commissions paid over representative periods of time were reasonable in relation to the benefits inuring to the Fund. OTC purchases and sales on behalf of the Funds will be transacted directly with principal market makers except in those cases in which better prices and executions may be obtained elsewhere. A Fund will not purchase any security, including Government Securities, during the existence of any underwriting or selling group relating to the security of which any affiliate of the Fund or GEAM is a member, except to the extent permitted under rules, interpretations or exemptions of the SEC.

GEAM may select broker-dealers that are affiliated with the Trust or GEAM. All brokerage transaction commissions paid to affiliates will be fair and reasonable. The Board has determined that, to the extent consistent with applicable provisions of the 1940 Act and rules thereunder and procedures adopted by the

Board, transactions for a Fund may be executed through the Distributor, if, in the judgment of GEAM, the use of the Distributor is likely to result in a price and execution at least as favorable to the Fund as those obtainable through other qualified broker-dealers, and if, in the transaction, the Distributor charges the Fund a fair and reasonable rate consistent with that payable by the Fund to other broker-dealers on comparable transactions. Under rules adopted by the SEC, the Distributor generally may not execute transactions for a Fund on the floor of any national securities exchange, but may effect transactions by transmitting orders for execution providing for clearance and settlement, and arranging for the performance of those functions by members of the exchange not associated with the Distributor. The Distributor will be required to pay fees charged by those persons performing the floor brokerage elements out of the brokerage compensation that it receives from a Fund.

The Funds did not pay any brokerage commissions to affiliated brokers during the previous three fiscal years.

The portfolio turnover rate for a Fund is calculated by dividing the lesser of amounts of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the securities owned by the Fund during the fiscal year (excluding from the computation amounts relating to all securities, including options, whose maturities or expiration dates at the time of acquisition were one year or less). For example, a portfolio turnover rate of 100% during a fiscal year would mean that all of a Fund’s securities (except those excluded from the calculation) were replaced once during that fiscal year. Certain of the Funds’ investment strategies may result in a Fund having a higher portfolio turnover rate. High portfolio turnover may cause a Fund to experience increased transaction costs, dealer markups, brokerage expenses and other acquisition costs, and shareholders to incur increased taxes on their investment in a Fund. The portfolio managers do not consider portfolio turnover rate a limiting factor in making investment decisions on behalf of any Fund consistent with the Fund’s investment objective(s) and policies. Because the rate of portfolio turnover is not a limiting factor, however, particular holdings may be sold at any time, if investment judgment or Fund operations make a sale advisable. As a result, the annual portfolio turnover rates in future years may exceed the percentages shown below. Turnover rates may vary greatly from year to year as well as within a particular year and may be affected by cash requirements resulting from fluctuations in shareholder purchase, exchange and redemption transactions, market conditions or changes in the portfolio manager’s outlook.

Because short-term instruments are excluded from the calculation of a portfolio turnover rate, no meaningful portfolio turnover rate can be estimated or calculated for the Money Market Fund. The Money Market Fund may attempt to increase its yield by trading to take advantage of short-term market variations, which trading would result in the Fund’s experiencing high portfolio turnover. Because purchases and sales of money market instruments are usually effected as principal transactions, however, this type of trading by the Money Market Fund will not result in the Fund paying higher brokerage commissions.

The following table provides the portfolio turnover rates for each Fund over the past two fiscal years.

Fund	Portfolio Turnover for Fiscal Year Ended September 30, 2012	Portfolio Turnover for Fiscal Year Ended September 30, 2011
U.S. Equity Fund	71%	44%
S&P 500 Index Fund	11%	4%
Small-Cap Equity Fund	36%	46%
International Fund	50%	41%
Income Fund	403%	393%
U.S. Large-Cap Core Equity Fund	83%	44%
Premier Fund	15%	26%
Strategic Investment Fund	188%	187%
Money Market Fund	N/A	N/A

MANAGEMENT OF THE TRUST

Trustees and Officers

Board’s Oversight Role in Management

The Board’s role in management of the Trust is oversight of activities of service providers and officers of the Trust. As is the case with virtually all investment companies (as distinguished from operating companies), service providers to the Trust, primarily GEAM and its affiliates, have responsibility for the day-to-day management of the Funds, which includes responsibility for risk management (including management of investment performance and investment risk, valuation risk, issuer and counterparty credit risk, compliance risk and operational risk). As part of its oversight, the Board, acting at its scheduled meetings, or the Chairman of the Board, acting between Board meetings, regularly interacts with and receives reports from senior personnel of service providers, including GEAM’s Chief Investment Officers (or their senior representatives), the Trust’s and GEAM’s Chief Compliance Officer and portfolio management personnel. The Board’s Audit Committee (which consists of all of the non-interested trustees) meets during its scheduled meetings, and between meetings the Chair of the Audit Committee maintains contact, with the Trust’s Treasurer. The Board also receives periodic presentations from senior personnel of GEAM or its affiliates regarding risk management generally, as well as periodic presentations regarding specific operational, compliance or investment areas such as business continuity, anti-money laundering, personal trading, valuation, credit, and investment research. GEAM and other service providers to the Trust have adopted a variety of policies, procedures and controls designed to address among other things particular risks to the Trust. Different processes, procedures and controls are employed with respect to different types of risk. The Board also receives reports from counsel to the Trust or counsel to GEAM and the Board’s own independent legal counsel regarding regulatory compliance and governance matters. The Board’s oversight role does not make the Board a guarantor of the Trust’s investments or activities, or make the Board obligated to perform those activities directly.

Board Composition and Leadership Structure

The 1940 Act requires that at least 40% of an investment company’s trustees not be “interested persons” (as defined in the 1940 Act) of that company, and as such, those non-interested trustees may not be affiliated with GEAM. To rely on certain exemptive rules under the 1940 Act, a majority of an investment company’s trustees must be non-interested trustees, and for certain important matters, such as the approval of investment advisory agreements or transactions with affiliates, the 1940 Act or the rules thereunder require the approval of a majority of the non-interested trustees. Currently, a majority of the Trust’s trustees are non-interested trustees. The Chairman of the Board is an interested person of the Trust, and the non-interested trustees have designated a lead non-interested trustee who chairs meetings or executive sessions of the non-interested trustees, reviews and comments on Board meeting agendas, represents the views of the non-interested trustees to management and facilitates communication among the non-interested trustees and their independent legal counsel. The Board has determined that its leadership structure, in which the non-interested trustees have designated a lead non-interested trustee to function as described above, is appropriate in light of the services that GEAM and its affiliates provide to the Trust and potential conflicts of interest that could arise from these relationships.

The non-interested trustees are members of the Trust’s Audit Committee and Governance Committee. The Audit Committee evaluates and selects the Trust’s independent auditors. The Audit Committee meets with the Trust’s independent auditors to review the scope and cost of the Trust’s audit, reviews the audit report, addresses any issues with the independent auditors, and if there are significant services to be performed by the independent auditors approves the provision of such services after considering the possible effect of such services on their independence. During the prior fiscal year, the Audit Committee held three meetings.

The Governance Committee selects and nominates person(s) for election or appointment as trustees including non-interested trustees and trustees who are interested persons of the Trust. The Governance Committee reviews the compensation payable to the non-interested trustees and makes recommendations to the Board with respect thereto, reviews and evaluates the functioning of the Board and the various committees of the Board, selects independent counsel to the non-interested trustees and consults with independent counsel so that it may be apprised of regulatory developments affecting governance issues. The Governance Committee is also responsible for reviewing any nominees recommended to the Board by shareholders and evaluates such nominees in the same manner as it evaluates nominees identified by the Governance Committee. Because the Trust does not hold regular annual shareholder meetings, no formal procedures have been established with respect to shareholder submission of trustee candidates for consideration by the Governance Committee. During the prior fiscal year, the Governance Committee members met in executive sessions with their independent legal counsel one time to address governance-related matters.

The Board has delegated to GEAM’s fair valuation committee (the “Valuation Committee”) the responsibility for establishing the fair value of securities and other investments for which quotations or other market values are either not readily available or do not reflect all market developments. The Valuation Committee performs its role subject to valuation procedures approved by the Board. The Valuation Committee is comprised of several GEAM officers, including the Chief Investment Officer of each asset class, and a representative of the Trust’s non-interested trustees. At least one non-interested trustee participates in each meeting of the Valuation Committee, and each fair value established by the Valuation Committee is reviewed and ratified by the Board at its next regularly scheduled meeting.

Information About Each Trustee’s Experience, Qualifications, Attributes or Skills

The Board believes that the significance of each trustee’s experience, qualifications, attributes or skills is an individual matter (meaning that experience or knowledge that is important for one trustee may not have the same value for another) and that these factors are best evaluated at the Board level, with no single trustee, or particular single factor, being indicative of Board effectiveness. However, the Board believes that trustees need to have the ability to critically review, evaluate, question and discuss information provided to them, and to interact effectively with Trust management, service providers and counsel, in order to exercise effective business judgment in the performance of their duties, and the Board believes that its members satisfy this standard. Experience relevant to having this ability may be achieved through a trustee’s educational background; business or professional training or practice (e.g., accounting or law); public service or academic positions; experience from service as a board member (including the Board of the Trust) or as an executive of investment funds, public companies or significant private or not-for-profit entities or other organizations; and/or other professional or life experiences. The Governance Committee charter contains certain other factors considered by the Governance Committee in identifying and evaluating potential trustee nominees. To assist them in evaluating matters under federal and state law, the trustees are counseled by their own independent legal counsel, who participates in Board meetings and interacts with GEAM, and also may benefit from information provided by the Trust’s or GEAM’s counsel; both Board and Trust counsel have significant experience advising funds and fund board members. The Board and its committees have the ability to engage other experts as appropriate. The Board evaluates its performance on an annual basis.

Detailed information about each trustee and executive officer who is an “interested person” (as defined in the 1940 Act) of the Trust and each non-interested trustee is shown in the tables below. Each person named as a trustee also may serve in a similar capacity for other Funds advised by GEAM. The business address of each Trustee and executive officer who is an “interested person” is 1600 Summer Street, Stamford, Connecticut 06905.

INTERESTED TRUSTEES AND EXECUTIVE OFFICERS

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Michael J. Cosgrove 63	Chairman of the Board and President	Until successor is elected and qualified – 16 years	President of Mutual Funds and Global Investment Programs of GEAM since November 2011; Director of GEAM since 1988; President and Chief Executive Officer – Mutual Funds & Intermediary Business of GEAM from March 2007 to November 2011; Executive Vice President of GEAM from February 1997 to March 2007; and Executive Vice President – Mutual Funds of GEAM from March 1993 to March 2007.	25	Chairman of the Board and President of GE Investments Funds, Inc. since 1997; Trustee of Elfun Funds, GE Savings & Security Funds, and General Electric Pension Trust since 1988; Trustee of Fordham University from 2002 to June 30, 2010 and since July 2011; Director of GE Investment Distributors, Inc. since June 2011; Director of the Skin Cancer Foundation since August 2010; Member Board of Governors of the Investment Company Institute since October 2006; Director of GE Asset Management (Ireland), Limited since February 1999, GE Asset Management Funds plc. since 1998, GE Asset Management Canada Company since 1998, GE Asset Management Limited since 1998 and GEAM since 1988; Trustee of General Electric Insurance Plan Trust since 1988; Chairman of the Board and President of GE Funds from 1993 to February 2011; and Trustee, GE Volunteers from 1993 to June 2010.

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Matthew J. Simpson 51	Trustee and Executive Vice President	Until successor is elected and qualified – 5 years	Executive Vice President, General Counsel and Secretary of GEAM since July 2007; Secretary of Elfun Funds and GE Savings & Security Funds since July 2007; Senior Vice President and General Counsel – Marketing and Client Services (formerly Asset Management Services) of GEAM and Senior Vice President and General Counsel of GE Asset Management Services from February 1997 to July 2007; Vice President and Associate General Counsel of GEAM from October 1992 to February 1997; Secretary of GE Institutional Funds and GE Investments Funds, Inc. from 1997 to July 2007 and Vice President from September 2003 to July 2007; Assistant Secretary of Elfun Funds and GE Savings & Security Funds from 1998 to July 2007 and Vice President from October 2003 to July 2007; and Secretary of GE Funds from 1993 to July 2007 and Vice President from September 2003 to July 2007.	25	Director and Executive Vice President of GE Investments Funds, Inc. since July 2007; and Trustee of Elfun Funds, GE Savings & Security Funds and General Electric Pension Trust since July 2007 and Trustee and Executive Vice President of GE Funds from July 2007 to February 2011.

Arthur A. Jensen 46	Treasurer	Until successor is elected and qualified –1 year	Treasurer of GE
Investments Funds, Inc.,
Elfun Funds and GE
Savings and Security Funds
since June 2011; Mutual
Funds Controller of GEAM
since April 2011; Senior
Vice President at Citigroup
from 2008 to 2010; and
Vice President at JPMorgan
			from 2005 to 2008.	N/A	N/A

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Joon Won Choe 43	Vice President & Secretary	Until successor is elected and qualified –2 years	Senior Vice President and Deputy General Counsel of GEAM since March 2011; Vice President and Secretary of GE Investments Funds, Inc. since September 2010; Vice President and Assistant Secretary of Elfun Funds and GE Savings & Security Funds since September 2010; Senior Vice President and Associate General Counsel of GEAM from June 2010 to March 2011; Vice President and Associate General Counsel of GEAM from November 2005 to June 2010; and Vice President and Secretary of GE Funds from September 2010 to February 2011.	N/A	N/A

Jeanne M. LaPorta 47	Vice President	Until successor is elected and qualified – 8 years	Senior Vice President and Commercial Administrative Officer of GEAM since April 2010; Vice President of GE Investments Funds, Inc. since July 2003; Vice President of Elfun Funds and GE Savings & Security Funds since October 2003; Secretary of GE Funds from July 2007 to September 2010 and Vice President from July 2007 to February 2011; Senior Vice President and Deputy General Counsel of GEAM from October 2007 to April 2010; Vice President and Assistant Secretary of GE Funds from September 2003 to July 2007; Assistant Secretary of Elfun Funds and GE Savings & Security Funds from July 2003 to June 2010; and Vice President and Associate General Counsel – Marketing and Client Services (formerly Asset Management Services) at GEAM from May 1997 to October 2007.	N/A	N/A

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Robert Herlihy 45	Chief Compliance Officer	Until successor is elected and qualified – 7 years	Chief Compliance Officer of GEAM, GE Investments Funds, Inc., Elfun Funds, and GE Savings and Security Funds since July 2005; Chief Compliance Officer of GE Funds from July 2005 to February 2011; and Manager of Fund Administration at GEAM from 2002 to 2005.	N/A	N/A

Each of Michael J. Cosgrove, Matthew J. Simpson, Arthur A. Jensen, Joon Won Choe, Jeanne M. LaPorta and Robert Herlihy are deemed “interested persons” by virtue of their status as directors, officers or employees of GEAM, GEID and/or GE.

NON-INTERESTED TRUSTEES
Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
John R. Costantino c/o GEAM 1600 Summer St. Stamford, CT 06905 66	Trustee	Until successor is elected and qualified – 16 years	General Partner, NGN Capital LLC since 2006; and Managing Director, Vice President of Walden Capital Management since 1996.	17	Director of GE Investments Funds, Inc. since 1997; Trustee of Neuroscience Research Institute since 1986; Trustee of Fordham University from 1989 to 1995 and 2001 to 2007 and Trustee Emeritus since 2007; Trustee of GE Funds from 1993 to February 2011; Director of Artes Medical from 2006 to 2008; and Trustee of Gregorian University Foundation from 1992 to 2007.

R. Sheldon Johnson c/o GEAM 1600 Summer St. Stamford, CT 06905 66	Trustee	Until successor is elected and qualified –1 year	Head of Global Institutional Equity Sales and Marketing at Morgan Stanley & Co., Inc. from 2002 to 2006; and Managing Director at Morgan Stanley & Co., Inc. from 1988 to 2006.	17	Trustee of St. Lawrence University since 2003.

Donna M. Rapaccioli c/o GEAM 1600 Summer St. Stamford, CT 06905 50	Trustee	Until successor is elected and qualified –1 year	Dean of the Gabelli School of Business since 2007 and Accounting Professor since 1987 at Fordham University.	17	Trustee of Emmanuel College since 2010.

Messrs. Costantino and Cosgrove have each been a Board member for 17 years. Mr. Johnson was elected as a Board member by shareholders of the Trust in April 2011, Ms. Rapaccioli was appointed by the Board to serve as a Board member in January 1, 2012, and Mr. Simpson was appointed by the Board to serve as a Board member in July 2007 and elected as a Board member by shareholders of the Trust in April 2011. Additional information about each trustee follows (supplementing the information provided in the table above) that describes some of the specific experiences, qualifications, attributes or skills that each trustee possesses which the Board believes has prepared them to be effective trustees.

•

John R. Costantino - In addition to his tenure as a board member of various other funds advised by GEAM, Mr. Costantino has over 24 years of private equity investing experience. He has also served as an officer or a board member of charitable organizations and public and private companies for over 24 years.

•

R. Sheldon Johnson – Mr. Johnson has over 25 years of experience at Morgan Stanley & Co., Inc., where he managed many aspects of sales, trading, derivatives, product development, and marketing for global business. He has served on the boards of directors and trustees of the iShares Funds. He has also served as a trustee of St. Lawrence University for 10 years.

•

Donna M. Rapaccioli – Ms. Rapaccioli has over 20 years of service as a full-time member of the business faculty at Fordham University, where she developed and taught undergraduate and graduate courses, including International Accounting and Financial Statement Analysis and has taught at the executive MBA level. She has served on AACSB accreditation team visits, has lectured on accounting and finance topics and has consulted for numerous investment banks.

•

Michael J. Cosgrove – In addition to his tenure as a board member of various other funds advised by GEAM, Mr. Cosgrove is President of Mutual Funds and Global Investment Programs. He is responsible for GEAM’s mutual funds, heads GE’s Global Pension Advisory Board and supports GE Corporate by providing investment consulting advice for GE’s global pension plans, oversees regulatory initiatives related to GEAM’s fund platforms, and provides business leadership for GE’s U.S. defined contribution plan investment offerings. Prior to his current position, Mr. Cosgrove held several executive positions in GEAM for over 20 years, including President and Chief Executive Officer – Mutual Funds and Intermediary Business and also as Chief Financial Officer. He has served as a trustee of Fordham University for over 10 years, is the Treasurer of the GE Foundation, is on the Board of Governors for the Investment Company Institute and is also a Director of the Skin Cancer Foundation.

•

Matthew J. Simpson - In addition to his tenure as a board member of various other funds advised by GEAM, Mr. Simpson has been with GEAM for 20 years, most recently as Executive Vice President & General Counsel, responsible for all legal matters impacting GEAM. Prior to his current position, Mr. Simpson was Senior Vice President & General Counsel specializing in mutual fund regulations. His legal experience of over 25 years includes professional positions as an associate at several law firms, specializing in financial services and investment management, and being a member of various legal committees such as the New York City Bar Association Committee on Investment Management and the Rules Committee of the Investment Company Institute and the Institutional Investor Legal Forum.

Listed below for each trustee is a dollar range of securities beneficially owned in the Fund together with the aggregate dollar range of equity securities in all registered investment companies overseen by the trustee in the GE Family of Funds as of December 31, 2012.

Name of Trustee	Dollar Range of Equity Securities in GE Institutional Funds	Aggregate Dollar Range of Equity Securities in All Registered investment Companies Overseen by Trustee in Family of Investment Companies
Michael J. Cosgrove	$10,001 - $50,000	$10,001 - $50,000
Matthew J. Simpson	$-0-	$10,001 - $50,000
John R. Costantino	$-0-	$-0-
R. Sheldon Johnson	$-0	$-0-
Donna M. Rapaccioli	$-0-	$-0-

The following table lists for each non-interested trustee and his immediate family members as of December 31, 2012, each class of securities owned beneficially or of record in GEAM and GEID or any entity directly or indirectly, controlling, controlled by, or under common control with GEAM or GEID, including the General Electric Company (“GE”) and any sub-adviser or any entity directly or indirectly, controlling, controlled by, or under common control of any sub-adviser.

Name of Trustee	Name of Owners and Relationship to Trustee	Company	Title of Class	Value of Securities	Percent of Class
John R. Costantino		NONE
R. Sheldon Johnson		NONE
Donna M. Rapaccioli		NONE

No employee of GE or any of its affiliates receives any compensation from the Trust for acting as a trustee or officer of the Trust. Effective January 1, 2012, each trustee of the Trust who is not a director, officer or employee of GEAM, GEID, GE, or any affiliate of those companies, receives an annual fee of $120,000 for services as a director or trustee for the GE Family of Funds (which, as of September 30, 2012, included two investment companies and their numerous underlying funds), which fee will be allocated proportionately between those companies based upon total assets. In addition to this annual fee, Mr. Costantino, as lead director or trustee of each such investment company, also receives $20,000 per annum. Mr. Johnson, as lead independent director of the Valuation Committee, also receives $10,000 per annum. Ms. Rapaccioli, as the Chair of the Audit Committee, will receive $10,000 per annum.

The table below shows the compensation received by each trustee from the Funds and from the investment companies managed by GEAM for the 12-month period ended September 30, 2012.

Trustees’ Compensation

(for the fiscal year ended September 30, 2012)

	Name of Trustee
Fund Name	Michael J. Cosgrove		Matthew J. Simpson		John R. Costantino		R. Sheldon Johnson		Donna M. Rapaccioli
Strategic Investment Fund	None		None		$9,957		$9,245		$9,245
International Fund	None		None		$37,027		$34,383		$34,383
Premier Fund	None		None		$3,678		$3,415		$3,415
U.S. Large-Cap Core Equity Fund	None		None		$2,676		$2,485		$2,485
U.S. Equity Fund	None		None		$7,950		$7,382		$7,382
S&P 500 Index Fund	None		None		$611		$567		$567
Income Fund	None		None		$5,744		$5,334		$5,334
Money Market Fund	None		None		$7,649		$7,103		$7,103
Small-Cap Equity Fund	None		None		$12,703		$11,795		$11,795
Total Compensation from Trust	None		None		$87,995		$81,709		$81,709
Total Compensation from all Investment Companies Managed by GEAM	None	+	None	+	$140,000	++	$130,000	++	$130,000	++

+	As of September 30, 2012, Messrs. Cosgrove and Simpson served as trustee or director of various investment companies advised by GEAM. They are considered to be “interested persons” of each investment company advised by GEAM, as defined under Section 2(a)(19) of the 1940 Act, and, accordingly, serve as trustees or directors thereof without compensation.
++	As of September 30, 2012, Messrs. Costantino and Johnson and Ms. Rapaccioli served as trustees or directors of two investment companies advised by GEAM, including the Trust.

Investment Adviser and Administrator

GEAM serves as the Trust’s investment adviser and administrator. GEAM is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”), and is located at 1600 Summer Street, Stamford, Connecticut 06905. GEAM, which was formed under the laws of Delaware in 1988, is a wholly owned subsidiary of GE. GE is a diversified technology, media and financial services company with products and services ranging from aircraft engines, power generation, water processing and security technology to medical imaging, business and consumer financing, media content and advanced materials. GE serves customers in more than 100 countries and employs more than 300,000 people worldwide. GEAM currently provides advisory services with respect to a number of other mutual funds and private institutional accounts. The professionals responsible for the investment operations of GEAM also provide investment advisory services with respect to GE’s pension and benefit plans and a number of funds offered exclusively to GE employees, retirees and certain related persons. These funds include the Elfun Family of Funds (the first of which, Elfun Trusts, was established in 1935) and the funds offered as part of GE’s 401(k) program (also known as the GE Savings and Security Program), which are referred to as the GE S&S U.S. Equity Fund (formerly the GE S&S Program Mutual Fund) and the GE S&S Income Fund. The investment professionals at GEAM and its predecessors have managed GE’s pension assets since 1928. As of December 31, 2012, GEAM had approximately $120 billion of assets under management, of which approximately $20 billion was invested in mutual funds.

Personnel of each of the Funds, GEAM, and GEID and the sub-advisers, are subject to a code of ethics, pursuant to Rule 17j-1 under the 1940 Act (and also pursuant to Rule 204A-1 under the Advisers Act with respect to GEAM and each sub-adviser), which establishes procedures for personal investing and restricts certain transactions by persons subject to the code. Personnel subject to the code of ethics are permitted to invest in securities, including securities that may be purchased or held by a Fund, if they follow procedures outlined in the Code.

GEAM Investment Advisory and Administration Agreements

The duties and responsibilities of GEAM are specified in investment advisory and administration agreements (each, an “Advisory Agreement” and collectively, the “Advisory Agreements”) between GEAM and the Trust on behalf of the respective Funds. Under each Advisory Agreement, GEAM, subject to the supervision of the Trust’s Board, provides a continuous investment program for the relevant Fund’s assets, including investment research and management. GEAM determines from time to time what investments are purchased, retained or sold by the Fund and places purchase and sale orders for the Fund’s investments. GEAM provides the Trust with all executive, administrative, clerical and other personnel necessary to operate each Fund, and pays salaries and other employment-related costs of employing these persons. GEAM furnishes the Trust and each Fund with office space, facilities, and equipment and pays the day-to-day expenses related to the operation of such space, facilities and equipment. GEAM, as administrator, also: (a) maintains the books and records of each Fund; (b) prepares reports to shareholders of each Fund; (c) prepares and files tax returns for each Fund; (d) assists with the preparation and filing of reports and the Trust’s registration statement with the SEC; (e) provides appropriate officers for the Trust; (f) provides administrative support necessary for the Board to conduct meetings; and (g) supervises and coordinates the activities of other service providers, including independent auditors, legal counsel, custodians, accounting service agents and transfer agents.

GEAM is generally responsible for employing sufficient staff and consulting with other persons that it determines to be necessary or useful in the performance of its obligations under each Advisory Agreement. Each Advisory Agreement obligates GEAM to provide services in accordance with the relevant Fund’s investment objective, policies and restrictions as stated in the Trust’s current registration statement, as amended from time to time, and to keep the Trust informed of developments materially affecting that Fund, including furnishing the Trust with whatever information and reports the Board reasonably requests.

Each Advisory Agreement provides that GEAM may render similar advisory and administrative services to other clients so long as when a Fund or any other client served by GEAM are prepared to invest in or desire to dispose of the same security, available investments or opportunities for sales will be allocated in a manner believed by GEAM to be equitable to the Fund. The Advisory Agreements also provide that GEAM shall not be liable for any error of judgment or mistake of law or for any loss incurred by a Fund in connection with GEAM’s services pursuant to the Advisory Agreement, except for a loss resulting from willful misfeasance, bad faith or gross negligence in the performance of its duties or from reckless disregard of its obligations and duties under the Agreement.

Each Fund is responsible for paying all of its expenses that are not assumed by GEAM pursuant to the Advisory Agreements. Such expenses include fees payable to the Trust’s non-interested trustees, brokerage fees and expenses that are not normal operating expenses of the Funds (such as extraordinary expenses, interest and taxes).

Each Advisory Agreement is effective from its date of execution, and continues in effect for an initial two-year term and will continue from year to year thereafter so long as its continuance is approved annually by (a) the Board or (b) a vote of a majority of the relevant Fund’s outstanding voting securities, provided that in either event the continuance also is approved by the vote of a majority of the trustees who are not parties to the Advisory Agreement or interested persons, as such term is defined in the 1940 Act, of any party to the Advisory Agreement by a vote cast in person at meeting called for the purpose of voting on such approval.

Each Advisory Agreement is not assignable and may be terminated without penalty by either the Trust or GEAM upon no more than 60 days’ nor less than 30 days’ written notice to the other or by vote of holders of a majority of the relevant Fund’s outstanding voting securities.

The Advisory Agreements governing the investment advisory services furnished to the Trust by GEAM provide that, if GEAM ceases to act as the investment adviser to the Trust, at GEAM’s request, the Trust’s license to use the initials “GE” will terminate and the Trust will change the name of the Trust and the Funds to a name not including the initials “GE”.

Investment Advisory Fees

Each Fund pays GEAM a fee for advisory and administrative services (“Management Fee”). The Management Fee is deducted daily from the assets of each of the Funds and paid to GEAM monthly. The Management Fee for each Fund, except the S&P 500 Index Fund, declines incrementally as Fund assets increase. This means that investors pay a reduced fee with respect to Fund assets over a certain level or “breakpoint.” The fees payable to GEAM are based on the average daily net assets of each Fund at the following annual rates:

Name of Fund	Average Daily Net Assets of Fund	Annual Rate Percentage (%)*
U.S. Equity Fund	First $25 million	0.55%
U.S. Large-Cap Core Equity Fund	Next $25 million	0.45%
Premier Fund	Over $50 million	0.35%

S&P 500 Index Fund	All assets	0.15%

Small-Cap Equity Fund	First $250 million	0.95%
	Next $250 million	0.90%
	Over $500 million	0.85%

	First $25 million	0.70%
Small-Cap Growth Fund	Next $25 million	0.65%
	Over $50 million	0.60%

International Fund	First $25 million	0.75%
	Next $50 million	0.65%
	Over $75 million	0.55%

Income Fund	First $25 million	0.35%
	Next $25 million	0.30%
	Next $50 million	0.25%
	Over $100 million	0.20%

Strategic Investment Fund	First $25 million	0.45%
High Yield Fund	Next $25 million	0.40%
	Over $50 million	0.35%

Money Market Fund	First $25 million	0.25%
	Next $25 million	0.20%
	Next $50 million	0.15%
	Over $100 million	0.10%

*	From time to time, GEAM may waive or reimburse advisory or administrative fees paid by a Fund.

The Advisory Agreement does not contain any provisions prescribing limits on the operating expenses of the Trust or any Fund. However, each Fund’s management fee is intended to be a “unitary” fee that includes all operating expenses payable by the Fund, except for fees and expenses associated with the Trust’s non-interested trustees, shareholder servicing and distribution (12b-1) fees, brokerage fees and commissions, and expenses that are not normal operating expenses of the Fund (such as extraordinary expenses, interest and taxes). The management fee fluctuates based upon the average daily net assets of the Fund.

GEAM has voluntarily undertaken to reduce its management fee and/or subsidize certain expenses of the Money Market Fund to the extent necessary to maintain a minimum annualized net yield of 0.00% for all share classes. This voluntary management fee reduction and/or expense subsidy may be modified or discontinued by GEAM at any time without prior notice. There can be no assurance that this fee reduction will be sufficient to avoid any loss.

GEAM has a contractual arrangement with the Trust (other than the Money Market Fund) to waive a portion of its Management Fee charged to a Fund in an amount equal to the Management Fee payable to GEAM by the Money Market Fund with respect to a Fund’s cash holdings invested in the Money Market Fund, if any. Such contractual management fee waiver arrangement will extend through January 28, 2014, and can only be changed or terminated with the approval of the Trust’s Board of Trustees and GEAM.

The following table provides total management fees paid by each Fund over the past three fiscal years.

Fund	Total Management Fees for Fiscal Year ended September 30, 2012	Total Waived/ Reimbursed for Fiscal Year ended September 30, 2012	Total Management Fees for Fiscal Year ended September 30, 2011	Total Waived/ Reimbursed for Fiscal Year ended September 30, 2011	Total Management Fees for Fiscal Year ended September 30, 2010	Total Waived/ Reimbursed for Fiscal Year ended September 30, 2010
U.S. Equity Fund	$2,266,557	$(38,185)	$1,971,263	$(22,499)	$1,601,155	$(26,556)
S&P 500 Index Fund	$48,535	$(1,191)	$94,450	$(13,316)	$80,624	$(2,891)
Premier Fund	$944,510	$(9,324)	$1,012,529	$(13,562)	$964,651	$(17,007)
U.S. Large-Cap Core Equity Fund	$783,910	$(5,735)	$692,190	$(5,245)	$526,916	$(4,825)
Small-Cap Equity Fund	$8,294,060	$(57,728)	$7,834,401	$(84,397)	$6,025,557	$(118,267)
International Fund	$12,423,021	$(81,028)	$15,535,550	$(118,255)	$14,708,490	$(142,967)
Income Fund	$877,722	$(82,655)	$849,078	$(104,713)	$842,633	$(156,958)
Strategic Investment Fund	$2,483,344	$(102,058)	$2,497,973	$(144,786)	$2,191,405	$(250,051)
Money Market Fund	$887,082	$(20)	$533,079	$(79)	$55,194	$(5,373)

Manager of Managers Structure

In order for GEAM to delegate portfolio management duties to a sub-adviser with respect to a Fund as permitted by the advisory agreement between GEAM and that Fund, the 1940 Act requires that the sub-advisory agreement be approved by the shareholders of that Fund. Specifically, Section 15(a) of the 1940 Act makes it unlawful for any person to act as an investment adviser (including as a sub-adviser) to a mutual fund, such as the Funds, except pursuant to a written contract that has been approved by shareholders of the Fund.

On July 28, 2009, GEAM, the Trust, and certain other investment companies advised by GEAM received an exemptive order (the “Order”) from the SEC granting certain exemptions from Section 15(a) of the 1940 Act and certain rules thereunder and from certain disclosure obligations under various rules and forms. The exemptive relief granted by the Order would, upon shareholder approval of the “manager of managers” structure, enable GEAM and the Board to operate with greater efficiency by allowing GEAM, subject to Board approval, to retain and replace unaffiliated sub-advisers, and enter into and amend sub-advisory agreements with unaffiliated sub-advisers, without incurring the expense and delays of obtaining shareholder approval.

Shareholders of each Fund, with the exception of the S&P 500 Index Fund, approved such “manager of managers” structure at a shareholder meeting held on April 1, 2011.

Current Sub-Advisers

S&P 500 Index Fund.

SSgA Funds Management, Inc. (SSgA FM). GEAM has retained SSgA FM to provide day-to-day portfolio management to the S&P 500 Index Fund. SSgA FM is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940 and is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. As of December 31, 2012, SSgA FM had approximately $264.87 billion in assets under management. SSgA FM, State Street and other advisory affiliates of State Street make up State Street Global Advisors (SSgA), the investment management arm of State Street Corporation. As of December 31, 2012, SSgA had approximately $2.09 trillion in assets under management. For fiscal years ended September 30, 2012, 2011 and 2010, sub-advisory fees of $16,179, $31,484 and $26,874, respectively, were paid to SSgA.

Sub-advisory Agreement. Prior to May 1, 2001, State Street Bank and Trust Company, acting through its State Street Global Advisors division was the investment sub-adviser to the S&P 500 Index Fund pursuant to an investment sub-advisory agreement with GEAM effective July 24, 1997. This investment sub-advisory agreement was approved by the Board, including a majority of independent trustees, at a meeting held for that purpose on June 4, 1997 and by the Fund’s shareholders on July 23, 1997. Effective May 1, 2001, SSgA FM became the investment sub-adviser to the S&P 500 Index Fund pursuant to an investment sub-advisory agreement with GEAM. This investment sub-advisory agreement was approved by the Board, including a majority of independent directors, at a meeting held for that purpose on April 20, 2001.

The sub-advisory agreement with SSgA FM is not assignable and may be terminated without penalty by either SSgA FM or GEAM upon sixty (60) days written notice to the other or by the Board or by the vote of a majority of the outstanding shares of the class of stock representing an interest in the Fund.

The sub-advisory agreement provides that the sub-adviser may render similar advisory and administrative services to other clients so long as the services that it provides under the agreement is not impaired thereby. The sub-advisory agreement also provides that the sub-adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund or its shareholders or by GEAM in connection with its services pursuant to the agreement, except for a loss resulting from willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its duties or obligations under the agreement.

Small-Cap Equity Fund

GEAM has engaged the following investment sub-advisers to each manage a portion of the Small-Cap Equity Fund: Palisade Capital Management, L.L.C. (“Palisade”), Champlain Investment Partners, LLC (“Champlain”), GlobeFlex Capital, LP (“GlobeFlex”), Kennedy Capital Management, Inc. (“Kennedy”) and SouthernSun Asset Management, LLC (“SouthernSun,” and together with Palisade, Champlain, GlobeFlex and Kennedy, the “Sub-Advisers”). For the fiscal years ended September 30, 2012, 2011 and 2010, GEAM paid in the aggregate sub-advisory fees of $5,695,994, $5,335,768 and $3,762,811, respectively, to Palisade, Champlain, GlobeFlex, Kennedy and SouthernSun for their investment sub-advisory services to the Small-Cap Equity Fund.

Palisade —Palisade, having its principal office located at One Bridge Plaza, Fort Lee, New Jersey 07024, provides a continuous investment program with respect to those Fund assets allocated to Palisade by GEAM, which may be changed from time to time at the sole discretion of GEAM (“Allocated Assets”). Palisade is registered as an investment adviser under the Advisers Act, and was formed in 1995 to focus on managing small-cap strategies with a focus on a core style of investment. As of December 31, 2012, Palisade had over $3.6 billion in assets under management. Prior to October 1, 2008, Palisade had served as the sole sub-adviser to the Fund since the Fund’s inception in April of 2000.

Champlain—Champlain, having its principal office located at 180 Battery Street, Burlington, Vermont 05401, provides a continuous investment program with respect to Champlain’s Allocated Assets, which may be changed from time to time at the sole discretion of GEAM. Champlain is registered as an investment adviser under the Advisers Act, and was formed in 2004 to focus on managing core small and mid-cap strategies. As of December 31, 2012, Champlain had over $4.39 billion in assets under management. Champlain has served as one of the sub-advisers to the Fund since October 1, 2008.

GlobeFlex—GlobeFlex, having its principal office located at 4365 Executive Drive, Suite 720, San Diego, California 92121, provides a continuous investment program with respect to GlobeFlex’s Allocated Assets, which may be changed from time to time at the sole discretion of GEAM. GlobeFlex is registered as an investment adviser under the Advisers Act, and was formed in 1994 to specialize in equity management for the institutional marketplace, with a focus on both U.S. and international growth small and mid-cap companies. As of December 31, 2012, GlobeFlex had over $3.3 billion in assets under management. GlobeFlex has served as one of the sub-advisers to the Fund since October 1, 2008.

Kennedy—Kennedy, having its principal office located at 10829 Olive Boulevard, St. Louis, Missouri 63141, provides a continuous investment program with respect to Kennedy’s Allocated Assets, which may be changed from time to time at the sole discretion of GEAM. Kennedy is registered as an investment adviser under the Advisers Act, and was formed and founded in 1980 to provide customized investment management services to corporate and public pension funds, endowments, foundations and multi-employer plans as well as high-net-worth individuals. Kennedy specializes in the small and mid-cap asset classes. As of December 31, 2012, Kennedy had approximately $4.37 billion in assets under management. Kennedy has served as one of the sub-advisers to the Fund since September 10, 2010.

SouthernSun—SouthernSun, having its principal office located at 6070 Poplar Avenue, Suite 300, Memphis, Tennessee 38119, provides a continuous investment program with respect to SouthernSun’s Allocated Assets, which may be changed from time to time at the sole discretion of GEAM. SouthernSun is registered as an investment adviser under the Advisers Act, and was formed in 1989 to focus on both U.S. and international value small and mid-cap companies, serving the institutional marketplace. As of December 31, 2012, SouthernSun had over $2.6 billion in assets under management. SouthernSun has served as one of the sub-advisers to the Fund since October 1, 2008.

Sub-Advisory Agreements. At a shareholders meeting held on August 6, 2008, the shareholders of the Small-Cap Equity Fund approved separate sub-advisory agreements between GEAM and each of Champlain, GlobeFlex and SouthernSun, and an amended and restated sub-advisory agreement with Palisade, each which became effective on October 1, 2008. At a special meeting held on July 30, 2010, the Board approved a new sub-advisory agreement between GEAM and SouthernSun and at a regular meeting held on September 10, 2010, the Board approved a new sub-advisory agreement between GEAM and Kennedy. GEAM and the Funds have received an exemptive order from the SEC to operate under a manager of managers structure that permits GEAM, with the approval of the Board, to appoint and replace sub-advisers, enter into sub-advisory agreements, and materially amend and terminate sub-advisory agreements on behalf of the Funds without shareholder approval.

Each respective sub-advisory agreement with each of Palisade, Champlain, GlobeFlex, Kennedy and SouthernSun is not assignable and may be terminated without penalty by either the sub-adviser or GEAM upon 60 days’ written notice to the other or by the Board, or by the vote of a majority of the outstanding voting securities of the Fund, on 60 days’ written notice to sub-adviser. Each sub-advisory agreement provides that respective sub-adviser may render similar sub-advisory services to other clients so long as the services that it provides under the Agreement are not impaired thereby. Each sub-advisory agreement also provides that a sub-adviser shall not be liable for any loss incurred by the Fund except for a loss resulting from willful misfeasance, bad faith or gross negligence in the performance of its duties or from reckless disregard of its obligations and duties under the respective sub-advisory agreement.

Securities Activities of GEAM and the Sub-Advisers

Securities held by the Funds also may be held by other funds or separate accounts for which the investment adviser, GEAM and/or each of the sub-advisers: Palisade, Champlain, GlobeFlex, Kennedy, SouthernSun and/or SSgA FM (each a “Sub-Adviser” and collectively, the “Sub-Advisers”) act as an adviser. Because of different investment objectives or other factors, a particular security may be bought by GEAM, and/or the Sub-Advisers for one or more of its clients, when one or more other clients are selling the same security. If purchases or sales of securities for a Fund or other client of GEAM and/or a Sub-Adviser arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the Fund and other clients in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of GEAM and/or any Sub-Adviser during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

On occasions when GEAM and/or a Sub-Adviser (under the supervision of the Board) deems the purchase or sale of a security to be in the best interests of the Trust as well as other funds or accounts for which GEAM and/or the Sub-Adviser acts as an adviser, it may, to the extent permitted by applicable laws and regulations, but will not be obligated to, aggregate the securities to be sold or purchased for the Trust with those to be sold or purchased for other funds or accounts in order to obtain favorable execution and low brokerage commissions. In that event, allocation of the securities purchased or sold, as well as the expenses incurred in the transaction, will be made by GEAM and/or a Sub-Adviser in the manner it considers to be most equitable and consistent with its fiduciary obligations to the Trust and to such other funds or accounts. In some cases this procedure may adversely affect the size the position obtainable for a Fund.

Portfolio Managers – Other Accounts Managed

The following table identifies for each Fund: (i) the portfolio managers identified in the Prospectuses who are primarily responsible for the day-to-day management of the Funds, (ii) the number of registered investment companies managed by each portfolio manager on a day-to-day basis (excluding the subject Fund) and the corresponding total assets managed in such investment companies, (iii) the number of other pooled investment vehicles managed by each portfolio manager on a day-to-day basis and the corresponding total assets managed in such pooled investment vehicles, (iv) the number of other accounts managed by each portfolio manager on a day-to-day basis and the corresponding total assets managed in such other accounts, (v) for each of the foregoing categories, the number of accounts and total assets in the accounts whose fees are based on performance, if any, and (vi) the dollar range of a Fund’s securities owned by each such Fund’s portfolio manager, if any. Where a Fund is managed by a Sub-Adviser, the Sub-Adviser is set forth beside the Fund’s name in the table below. All information is provided as of September 30, 2012.

Fund/Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Dollar Range of Fund Securities Owned
U.S. Equity Fund

David B. Carlson	11 Accounts with $4.16 billion in total assets managed.[1]	1 Pooled Investment Vehicle with $48.2 million in total assets managed.[1]	14 Other Accounts with $2.8 billion in total assets managed, of which the fee for 1 account with $16.4 million in total assets is based on the performance of the accounts.[1]	None

Stephen V. Gelhaus	14 Accounts with $2.98 billion in total assets managed.[1]	1 Pooled Investment Vehicle with $80.3 million in total assets managed.[1]	11 Other Accounts with $1.98 billion in total assets managed, of which the fee for 1 account with $27.4 million in total assets is based on the performance of the account.[1]	None

Paul C. Reinhardt	10 Accounts with $1.26 billion in total assets managed.[1]	1 Pooled Investment Vehicle with $32.1 million in total assets managed.[1]	10 Other Accounts with $1.62 billion in total assets managed, of which the fee for 1 account with $11 million in total assets is based on the performance of the accounts.[1]	None

Premier Fund
David B. Carlson	11 Accounts with $4.1 billion in total assets managed.	1 Pooled Investment Vehicle with $48.2 million in total assets managed.	14 Other Accounts with $2.8 billion in total assets managed of which the fee for 1 account with $16.4 million in total assets is based on the performance of the accounts.[1]	None

U.S. Large-Cap Core Equity Fund
Paul C. Reinhardt	10 Accounts with $1.3 billion in total assets managed.[1]	1 Pooled Investment Vehicle with $32.1 million in total assets managed.[1]	10 Other Accounts with $1.62 billion in total assets managed, of which the fee for 1 account with $11 million in total assets is based on the performance of the accounts.[1]	None

Stephen V. Gelhaus	14 Accounts with $3.2 billion in total assets managed.[1]	1 Pooled Investment Vehicle with $80.3 million in total assets managed.[1]	11 Other Accounts with $1.98 billion in total assets managed, of which the fee for 1 account with $27.4 million in total assets is based on the performance of the accounts.[1]	None

Fund/Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Dollar Range of Fund Securities Owned
Small-Cap Equity Fund

David Wiederecht [2]	0 Accounts with $0 in total assets managed.	0 Pooled Investment Vehicles with $0 in total assets managed.	0 Other Accounts with $0 in total assets.	None

Small-Cap Equity Fund (Sub-Advised by Palisade)

Jack Feiler	3 Accounts with $78 million in total assets managed.	4 Pooled Investment Vehicles with $5.8 million in total assets managed.	281 Other Accounts with $798 million in total assets managed.	None

Marc Shapiro	3 Accounts with $78 million in total assets managed.	1 Pooled Investment Vehicle with $0.6 million in total assets managed.	6 Other Accounts with $548 million in total assets managed.	None

Dennison T. Veru	3 Other Accounts with $78 million in total assets managed.	0 Pooled Investment Vehicles with $0 in total assets managed.	108 Other Accounts with $674 million in total assets managed.	None

Small-Cap Equity Fund (Sub-Advised by Champlain)

Scott Brayman	5 Accounts with $2.2 billion in total assets managed.	2 Pooled Investment Vehicles with $370 million in total assets managed.	68 Other Accounts with $1.7 billion in total assets managed, of which the fee for 9 accounts with $282.9 million in total assets is based on the performance of the account.	None

Small-Cap Equity Fund (Sub-Advised by GlobeFlex)

Robert J. Anslow	2 Account with $387 million in total assets managed.	3 Pooled Investment Vehicles with $173 million in total assets managed.	46 Other Accounts with $2.59 billion in total assets managed, of which the fee for 3 accounts with $435 million in total assets is based on the performance of the account.	None

Small-Cap Equity Fund (Sub-Advised by SouthernSun)

Michael W. Cook	4 Accounts with $517.54 million in total assets managed.	4 Pooled Investment Vehicles with $52.9 million in total assets managed, of which the fee for 1 account with $3.27 million in total assets is based on the performance of the account.	1,963 Other Accounts with $1.8 billion in total assets managed.	None

Fund/Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Dollar Range of Fund Securities Owned
Small-Cap Equity Fund (Sub-Advised by Kennedy)

Frank Latuda, Jr.	2 Other Accounts with $12.5 million in total assets managed.	2 Pooled Investment Vehicles with $79 million in total assets managed.	175 Other Accounts with $1.28 billion in total assets managed.	None

S&P 500 Index Fund (Sub-Advised by SSgA)

Karl Schneider	113 Other Accounts with $108.44 billion in total assets managed.	245 Pooled Investment Vehicles with $282.89 billion in total assets managed.	386 Other Accounts with $363.78 billion in total assets managed.	None

John Tucker, CFA	113 Other Accounts with $108.44 billion in total assets managed.	245 Pooled Investment Vehicles with $282.89 billion in total assets managed.	386 Other Accounts with $363.78 billion in total assets managed.	None

International Fund

Jonathan L. Passmore	7 Accounts with $316.2 million in total assets managed.[1]	9 Pooled Investment Vehicles with $115.7 million in total assets managed.[1]	13 Other Accounts with $1.6 billion in total assets managed.[1]	$10,001 - $50,000

Michael J. Solecki	7 Accounts with $316.2 million in total assets managed.[1]	10 Pooled Investment Vehicles with $120.5 million in total assets managed.[1]	19 Other Accounts with $2.75 billion in total assets managed.[1]	None

Ralph R. Layman	7 Accounts with $316.2 million in total assets managed.[1]	9 Pooled Investment Vehicles with $115.7 million in total assets managed.[1]	17 Other Accounts with $2.21 billion in total assets managed.[1]	None

Income Fund

William M. Healey	6 Accounts with $1.04 billion in total assets managed.[1]	0 Pooled Investment Vehicle with $0 million in total assets managed.[1]	24 Other Accounts with $5.07 billion in total assets managed.[1]	None

Mark H. Johnson	4 Accounts with $636.6 million in total assets managed.[1]	0 Pooled Investment Vehicle with $0 million in total assets managed.	9 Other Accounts with $1.45 billion in total assets managed.[1]	None

Vita Marie Pike	4 Accounts with $100.4 million in total assets managed. [1]	0 Pooled Investment vehicles with $0 in total assets managed.	7 Other Accounts with $841.7 million in total assets managed. [1]	None

Fund/Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Dollar Range of Fund Securities Owned
Strategic Investment Fund

Greg Hartch [2]	0 Accounts with $0million in total assets managed.	0 Pooled Investment Vehicles with $0 million in total assets managed.	0 Other Accounts with $0 million in total assets managed.	None

David Wiederecht [2]	0 Accounts with $0 in total assets managed.	0 Pooled Investment Vehicles with $0 in total assets managed.	0 Other Accounts with $0 in total assets managed.	None

1	Asset amounts include only the portion of each account’s total assets for which the identified portfolio manager is primarily responsible for the day-to-day management.
2	The noted portfolio manager of the Small-Cap Equity Fund and Strategic Investment Fund is responsible for allocating the Fund’s assets to separate teams of portfolio managers and analysts for day-to-day management.

Portfolio Managers – Potential Conflicts of Interest

Portfolio managers at GEAM and at each Sub-Adviser may manage multiple registered investment companies, unregistered investment pools and/or investment accounts, which could raise potential conflicts of interest in the areas described below. Each of GEAM and the Sub-Advisers has policies and procedures in place that are reasonably designed to mitigate these conflicts of interest, which are also described below.

GEAM and Palisade

Compensation. The compensation paid to GEAM or Palisade for managing the Funds is based only on a percentage of assets under management. Although a small number of client accounts pay GEAM or Palisade a performance-based fee, that fee structure does not present a material conflict of interest for the portfolio managers because their compensation is not directly based on fee revenue earned by GEAM or Palisade on particular accounts.

GEAM has a conflict of interest in its allocation of assets of the Small-Cap Equity Fund among the various Sub-Advisers. GEAM pays the management fees of the Sub-Advisers from its management fees and, therefore, has an incentive to allocate more assets to Sub-Advisers with lower fees in order for GEAM to retain more of its management fee.

Research. Execution and research services provided by brokers may not always be utilized in connection with the Funds or other client accounts that may have provided the commission or a portion of the commission paid to the broker providing the services. Each of GEAM and Palisade allocates brokerage commissions for these services in a manner that each believes is fair and equitable and consistent with each of its fiduciary obligations to each of its clients.

IPO Allocation. If a portfolio manager identifies an initial public offering that may be suitable for more than one Fund or other client account, the Funds may not be able to take full advantage of that opportunity. To mitigate this conflict of interest, each of GEAM and Palisade has adopted procedures to ensure that each allocates shares of initial public offerings to the Funds each advises and other client accounts in a manner in which each believes is fair and equitable and consistent with each of its fiduciary obligations to each of its clients.

Trade Allocation. If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one Fund or other client account, the Funds may not be able to take full advantage of that opportunity. To mitigate this conflict of interest, each of GEAM and Palisade aggregates orders of the Funds it advises with orders from each of its other client accounts in order to ensure that all clients are treated fairly and equitably over time and consistent with each of its fiduciary obligations to each of its clients.

SSgA FM

A portfolio manager may be subject to potential conflicts of interest because he or she is responsible for other accounts in addition to the Fund. Potential conflicts may arise out of (a) the portfolio manager’s execution of different investment strategies for various accounts or (b) the allocation of investment opportunities among the portfolio manager’s accounts with the same strategy.

A potential conflict of interest may arise as a result of the portfolio manager’s responsibility for multiple accounts with similar investment guidelines. Under these circumstances, a potential investment may be suitable for more than one of the portfolio manager’s accounts, but the quantity of the investment available for purchase is less than the aggregate amount the accounts would ideally devote to the opportunity. Similar conflicts may arise when multiple accounts seek to dispose of the same investment. The portfolio manager may also manage accounts whose objectives and policies differ from that of the Fund. These differences may be such that under certain circumstances, trading activity appropriate for one account managed by the portfolio manager may have adverse consequences for another account managed by the portfolio manager. For example, an account may sell a significant position in a security, which could cause the market price of that security to decrease, while the Fund maintained its position in that security.

A potential conflict may arise when the portfolio manager is responsible for accounts that have different advisory fees – the difference in fees could create an incentive for the portfolio manager to favor one account over another, for example, in terms of access to investment opportunities. This conflict may be heightened if an account is subject to a performance-based fee. Another potential conflict may arise when the portfolio manager has an investment in one or more accounts that participates in transactions with other accounts. His or her investment(s) may create an incentive for the portfolio manager to favor one account over another. SSgA FM has adopted policies and procedures reasonably designed to address these potential material conflicts. For instance, portfolio managers within SSgA FM are normally responsible for all accounts within a certain investment discipline, and do not, absent special circumstances, differentiate among the various accounts when allocating resources. Additionally, SSgA FM has processes and procedures for allocating investment opportunities among portfolios that are designed to provide a fair and equitable allocation.

Champlain

Compensation. All associates and partners have a base salary, along with participation in a discretionary bonus plan. The discretionary bonus is distributed based on individual contribution and overall firm performance. In addition, partners participate in pre-tax profit distributions. All senior members of the investment team, portfolio managers, senior analysts, and the head trader, are partners and own a minimum of 10% of the firm. The majority of compensation for partners is the distribution of profits and the discretionary bonus plan, aligning both short and long term interests with those of clients.

Research. Champlain obtains research and information services in exchange for client brokerage commissions; these transactions include third party research, Champlain attendance at broker-sponsored industry conferences and soft dollar payments for data feeds and other analytical services. Clients may pay commissions higher than obtainable from other brokers in return for these products and services. All clients receive the benefit of these services and all trading is done under best execution protocols.

Trade Allocation. Champlain manages an account seeded with proprietary capital, which may raise potential conflicts of interest. Champlain has put in place policies and procedures designed to mitigate any such conflicts. Investment decisions made for small cap accounts may differ from, and may conflict with, investment decisions made for the proprietary account due to differences in investment objectives, investment strategies, account benchmarks and other factors. Portfolio managers may decide that investment opportunities, strategies or particular purchases or sales are appropriate for the small cap strategy, but not for the proprietary account, or are appropriate in different amounts, terms, or timing that is appropriate for other accounts. Trades for the proprietary account will be executed through a prime broker, and will not be aggregated with trades for other accounts. Trades will be placed with the prime broker after other orders received by the trading desk for the same security have been executed.

Champlain will seek to manage potential conflicts of interest in the following specific respects: (i) Where a potential, transaction would benefit more than one client, trades will be bunched where advantageous and allocated pro rata until all participating accounts have been satisfied, or by some other means deemed fair under the circumstances. The firm uses a trading system which facilitates the automated accomplishment of this fair allocation, and the trader instructs the system to adjust the allocation to minimize odd lots. Allocations may not be pro-rata due to individual account restrictions. This may result in a slightly larger allocation in permitted securities to those accounts than would otherwise be warranted by the account assets or no allocation at all if the security violates account guidelines. Also, cash flows in particular accounts may be considered when allocating investment opportunities; and (ii) we ensure that the firm’s Code of Ethics provisions on personal securities trading are followed so that personal trading by employees does not interfere with trading on behalf of clients.

GlobeFlex

GlobeFlex does not believe that any material conflicts of interest should arise in connection with the management of the Fund and other accounts other than the typical conflicts that arise where there are multiple accounts. Those typical conflicts include the limited time that can be devoted to each strategy or account, even when similarly managed, the allocation of investment opportunities that may be limited and the capacity constraints that can limit the efficient effective investment of new cash. Accounts are managed on a team basis, utilizing a systematic process and accounts within the same strategy typically hold the same securities at generally the same proportionate weightings, subject to client restrictions and cash flows. The type of fee schedule pertaining to an account (asset-based and/or performance) does not affect how GlobeFlex manages an account. Lastly, trades are usually blocked and allocated pro rata among participating accounts. GlobeFlex has adopted policies and procedures that are designed to ensure that all clients are treated fairly.

GlobeFlex is the investment manager of two private investment limited partnerships, one for “Accredited Investors,” as defined in Regulation D under the 1933 Act (pursuant to Section 3(c)(1) of the 1940 Act), and one for “Qualified Purchasers,” as defined in Section 2(a)(51) of the 1940 Act (pursuant to Section 3(c)(7) of the 1940 Act). The partnership for Qualified Purchasers (International Small Cap) is managed generally in the same manner as the other institutional portfolios comprising GlobeFlex’s International Small Cap Equity composite. The partnership for Accredited Investors (Emerging Markets Small Cap) is the sole account in the GlobeFlex Emerging Markets Small Cap Equity composite. GlobeFlex is also the investment manager of an International All Cap Commingled Trust for Qualified Purchasers (Rule 3c-7). BNY Mellon is the Trustee and Custodian of the trust. The trust is an International All Cap portfolio managed generally in the same manner as the other institutional portfolios which comprise GlobeFlex’s International All Cap Equity composite.

No special conflicts of interest should exist between GlobeFlex’s client accounts and the limited partnerships or commingled trust because these accounts are part of their respective composites and are generally managed identically to the other accounts in those composites, trades are usually allocated pro-rata, and portfolio managers are not compensated in such a way that would lead to GlobeFlex’s favoring the limited partnerships or the commingled trust over other accounts. GlobeFlex manages portfolios within a composite in a manner intended to minimize performance dispersion. In addition, GlobeFlex does not use brokerage commissions generated by other clients to pay for research or other services used solely for the limited partnerships and/or the trust.

Finally, aside from the reasons stated above, GlobeFlex does not believe any special conflicts of interest will exist between the limited partnerships and/or the commingled trust and the Small-Cap Equity Fund. The Fund will be managed pursuant to an investment strategy that is different from the limited partnerships’ and the Trust’s and, as such, will be included within a different composite, namely the U.S. Small Cap Growth Composite.

Compensation. The structure of the compensation of GlobeFlex’s investment team is intended to align with the interests of the Fund and its shareholders. GlobeFlex seeks to incentivize portfolio managers to outperform within structured parameters for stock selection and risk control. All portfolios are managed on a team basis, and compensation is based on the overall success of all accounts under management. There are no special performance-based compensation structures related to any particular accounts under management. GlobeFlex believes its compensation structure minimizes incentives or disincentives that might create any special or material conflicts of interest.

Research. GlobeFlex uses soft dollars to purchase third-party research, the commitment to which is significant at a research-driven firm such as GlobeFlex. GlobeFlex monitors its use of soft dollars, which is intended to fall within the “safe harbor” of Section 28(e) of the Securities Exchange Act of 1934. GlobeFlex seeks to limit its soft commission use to those research and brokerage services and products that GlobeFlex believes facilitate the investment decision making process and otherwise comply with the SEC’s interpretations of Section28(e). It purchases a variety of proprietary financial data that it then uses in its internal research and portfolio construction systems. Because GlobeFlex does not segregate U.S. and International equity data and other research, GlobeFlex believes that the research it obtains with soft dollars benefits all of its clients, regardless of the strategy (U.S. or International) used to manage any particular account.

GlobeFlex intends for its use of soft dollars to be consistent with the recent guidance on client commission practices as set forth in the SEC’s Interpretative Release No. 34-54165.

IPO Allocation. GlobeFlex does not cause client accounts to participate in IPOs.

Trade Allocation. GlobeFlex has adopted allocation policies intended to accommodate the investment needs of all its clients, to promote equitable allocation of investment opportunities, and to prevent the investment activities of some clients from conflicting with those of others. In order to meet these objectives, GlobeFlex generally aggregates orders of all portfolios where it is buying or selling the same security at the same time. Participating clients generally receive the average price and share execution expenses proportionately. Once GlobeFlex has completed execution and the trades have settled, positions are allocated across all participating accounts on a pro-rata basis. Its methods are consistent with the disclosure in its Form ADV.

Kennedy

Within Kennedy’s Small Cap Value strategy, Mr. Latuda manages a number of separately managed accounts. He also manages a commingled vehicle as well as two model portfolios within the Mid Cap Value strategy. In addition, Mr. Latuda manages separate accounts for the firm in an all cap value strategy and a SMID cap value strategy. Certain conflicts may arise as the result of an account’s size, client-imposed restrictions or fee schedule. Investment opportunities are allocated fairly among clients within each strategy managed by Mr. Latuda pursuant to Kennedy’s internal policies and procedures, which also extends to its brokerage practices.

SouthernSun

Compensation. The compensation paid to SouthernSun for managing the Funds is based only on a percentage of assets under management. Although a small number of client account(s) pay SouthernSun a performance-based fee, that fee structure does not present a material conflict of interest for the portfolio manager because his compensation is not directly based on fee revenue earned by SouthernSun on particular accounts.

Research. SouthernSun does not have any formal arrangements or commitments to utilize research, research-related products and other services obtained from broker-dealers or third parties on a soft dollar commission basis. However, SouthernSun does receive research from brokers, but it is under no obligation to trade with any certain broker.

IPO Allocation. In the event SouthernSun participates in any new issues, SouthernSun’s policy and practice is to allocate shares of new issues fairly and equitably among our advisory clients according to our allocation policy so as not to advantage any firm, personal or related account and so as not to favor or disfavor any client, or group of clients, over any other.

Trade Allocation. SouthernSun has adopted a policy for the fair and equitable allocation of transactions with no particular group or client(s) being favored or disfavored over any other clients. SouthernSun’s policy prohibits any allocation of trades in a manner that SouthernSun’s proprietary accounts, affiliated accounts, or any particular client(s) or group of clients receive more favorable treatment than other client accounts. When investing and rebalancing accounts, SouthernSun utilizes a practice of rotational allocation whereby each group of clients with similar investment objectives is systematically queued in priority of trading. Partially completed transactions may also be allocated on a pro-rata or random basis depending on the percentage of order completion.

Portfolio Managers – Compensation

Set forth below are descriptions of the structure of, and methods used to determine, portfolio manager compensation at GEAM and each of the Sub-Advisers.

GEAM

The following compensation structure applies to all GEAM portfolio managers except David B. Carlson, Paul M. Colonna, Ralph R. Layman, Paul C. Reinhardt, Michael J. Solecki and David Wiederecht:

A portfolio manager’s compensation package includes both fixed (“Base Compensation”) and variable (“Incentive Compensation”) components. In determining the Base Compensation, GEAM seeks to be competitive with its industry peers. GEAM bases each portfolio manager’s Base Compensation on his/her professional experience and responsibilities relative to similarly situated GEAM portfolio managers.

Each portfolio manager is eligible to receive Incentive Compensation annually in the form of variable cash bonuses that are based on quantitative and qualitative factors. Generally, 80% of Incentive Compensation is quantitatively determined, based on the investment performance of the individual portfolio manager and, where applicable, the investment performance of the portfolio manager’s investment team as a whole, over both a one- and three-year time-frame relative to relevant benchmarks. The remaining 20% of Incentive Compensation is based on GE Growth Values which include several qualitative factors, including:

•	Teamwork/Leadership (Inclusiveness) – effectively collaborating, cooperating and managing within the investment team and/or the department;

•	Marketing Support (External Focus) –devoting appropriate time and effort to support the education of clients and consultants on performance and investment methodology;

•	Effective Communication (Clear Thinking) – driving efficient, open and effective sharing of information, data and ideas across the investment team and with the broader organization and clients; and

•	Domain Expertise – leverages expertise to improve internal and external processes by serving as an expert resource for the investment team and clients.

•	Imagination and Courage – generates new and creative ideas and is resourceful and open to change.

With respect to the portfolio managers—David B. Carlson, Paul M. Colonna, Ralph R. Layman, Paul C. Reinhardt, Michael J. Solecki and David Wiederecht, the following compensation structure applies:

As a Senior Executive of GE, the portfolio manager’s compensation package includes fixed (“Base Compensation”), variable (“Incentive Compensation”) and long-term incentive (e.g., “Stock Options”) components. The portfolio manager’s compensation is impacted by both his or her individual performance and GE’s overall performance in any given year.

The portfolio manager’s Base Compensation is not on an annual increase cycle. The timing and percent of increases varies based on evaluation of the individual on the factors outlined below, GE’s overall performance, as well as other internal and external economic factors (e.g., external pay data for similar types of jobs).

The portfolio manager’s Incentive Compensation is impacted by the size of the bonus pool as well as an evaluation of the individual on the factors outlined below. The size of the GEAM incentive bonus pool in a given year is based upon average overall GE financial results and is not tied directly to GEAM results. From this incentive bonus pool, the portfolio manager’s Incentive Compensation amounts are determined and vary based on evaluation of the individual on the factors outlined below.

The portfolio manager’s long-term incentives (e.g., Stock Options) are granted periodically and awards vary based on evaluation of the individual on the factors outlined below.

The portfolio manager is evaluated on the following four factors:

•

Performance on current job – “Results” – this assessment is based on an understanding of the competencies and behaviors necessary to perform the given job. The evaluation focuses on observable behaviors as well objective measures where possible, including: Portfolio and Mandate Performance for the portfolio manager’s particular Asset Class, Contribution as a Trustee and Senior Leader for the business, Client satisfaction and retention, support of Institutional Marketing and Sales efforts and Leadership of the portfolio manager’s team and across the business;

•	GE Growth Values – these are the values that drive success within the company. Employees are assessed as to how they display and are a role model for the GE Growth Values;

•	Promotability – consideration of an individual’s capacity based on performance, aptitude and demonstrated ability and interest to take on broader responsibilities; and

•

Extraordinary Skills – In limited circumstances, an employee may demonstrate special value to GE by possessing unique knowledge/skill in a specialized area necessary to perform the job that would be extremely difficult to replace.

The following applies to all GEAM portfolio managers:

In addition to the forgoing compensation GE periodically grants options to purchase shares of GE common stock. GE determines the overall timing, frequency and size of such grants, which it distributes to its subsidiary businesses and provides guidelines for the subsequent grant to individual employees. The pool of GEAM employees eligible for such grants could include portfolio managers; however, no special grants are guaranteed, allocated or anticipated specifically for portfolio managers. The strike price of stock options is the selling price of GE common stock as of the grant date. The strike price, dividend guidelines and vesting schedule are published to recipients by GE at the time of the grant.

All employees hired before December 31, 2010, including portfolio managers, are eligible to participate in GE’s defined benefit plan and its defined contribution plan, which offers participating employees the tax benefits of deferring the receipt of a portion of their cash compensation. All employees hired after December 31, 2010, including portfolio managers, are not eligible to participate in GE’s defined benefit plan but are eligible to participate in its defined contribution plan. Aside from such plans, deferred compensation is not a regular component of a portfolio manager’s compensation. In the past, GE has periodically offered the opportunity for certain executives (which may include certain portfolio managers) to defer portions of their Base Compensation and Incentive Compensation. These deferral programs are offered and administered at the discretion of GE and provide for the deferral of salary at a specific rate of return, payable upon retirement according to a predetermined payment schedule.

Relocation benefits may be offered to portfolio managers. Determination regarding whether a particular position will include relocation benefits is determined before any candidate is considered and is noted on the position description/advertisement. When relocation is offered, the package is in accordance with GE standard domestic relocation guidelines, with a portion of the benefits provided on a pre-tax basis and a portion of the benefits provided on a post-tax basis. Those guidelines vary based on whether an individual is a homeowner or renter – with business discretion regarding inclusion of all the potential package offerings.

SSgA FM

The compensation of SSgA FM’s investment professionals is based on a number of factors, including external benchmarking data and market trends, State Street performance, SSgA performance, and individual performance. Each year SSgA’s Global Human Resources department participates in compensation surveys in order to provide SSgA with critical, market-based compensation information that helps support individual pay decisions. Additionally, subject to State Street and SSgA business results, State Street allocates an incentive pool to SSgA to reward its employees. This pool is then allocated to the various functions within SSgA. The discretionary determination of the allocation amounts to business units is influenced by market-based compensation data, as well as the overall performance of the group. Individual compensation decisions are made by the employee’s manager, in conjunction with the senior management of the employee’s business unit. These decisions are based on the performance of the employee and, as mentioned above, on the performance of the firm and business unit.

Palisade

Palisade seeks to maintain a compensation program that is competitive within its industry. Employee portfolio managers receive a fixed base salary based on their experience and responsibilities and are eligible for a variable annual performance-based incentive bonus. The incentive bonus is based on a combination of the overall results of the firm and the general overall before-tax performance of all accounts managed by the portfolio manager, including the Small-Cap Equity Fund, based in part on the objective performance of the Fund over the past one and three year periods against the Russell 2000 Index benchmark and the Small-Cap Equity Fund’s ranking within the appropriate Lipper peer group, as well as other subjective factors. Portfolio managers who are partners of the firm receive distributions based on their pro rata share of the firm’s profits.

All employees are eligible for Palisade’s 401(k) plan. Employees and partners are eligible for Palisade’s group life, health and disability insurance programs.

Champlain

All employees and partners have a base salary, along with participation in a discretionary bonus plan. In addition, partners participate in pre-tax profit distributions. All senior members of the investment team are partners.

GlobeFlex

The GlobeFlex investment team is compensated by fixed base salary and an annual performance bonus linked to both qualitative and quantitative measures, as determined by Marina Marrelli and Bob Anslow, General Partners of GlobeFlex. For investment team members, bonus compensation is tied directly to both short- and long-term success factors. Factors considered include overall performance of all GlobeFlex equity strategies relative to appropriate peer groups and benchmarks over one (short-term) and three-year (long-term) periods, as well as contribution to our original research effort, and general value-added to our team. Performance is measured on a pre-tax basis and all forms of compensation are in cash. Members of the investment team who are also GlobeFlex partners receive equity distributions based on firm-wide profits. In addition, portfolio managers participate in all other group benefits offered to all GlobeFlex employees, such as retirement and health plans.

Kennedy

Kennedy’s compensation structure is designed to directly tie investment professionals to the performance of client portfolios and thus to align Kennedy’s employees’ interests with those of clients. Kennedy believes that its measures are highly objective and significantly driven by the performance contribution attributable to each investment professional.

Portfolio manager compensation begins with a base salary and is typically augmented by both quarterly and annual bonuses. Quarterly investment performance bonuses are generally based upon the returns generated for client accounts relative to one or more identified benchmarks on a trailing one-year basis, and also relative to industry peers on a rolling three-year basis. Other forms of variable compensation, including annual bonuses, are typically based on the achievement of certain goals (such as assets under management and investment performance) as well as subjective scoring.

SouthernSun

The compensation and interests of SouthernSun’s portfolio manager are aligned with his clients. The portfolio manager is compensated by a salary, 401K contributions, potentially profit sharing, and ownership distributions.

Proxy Voting Policies and Procedures

The Trust’s Board has delegated the responsibility for voting proxies to GEAM for all Funds other than the Small-Cap Equity Fund, which is managed by Palisade, Champlain, GlobeFlex, Kennedy and SouthernSun and the S&P 500 Index Fund, which is managed by SSgA FM, in accordance with GEAM’s proxy voting policies and procedures (“Proxy Policy”).

Subject to GEAM’s recommendation and review of the proxy policies of each Sub-Adviser, the Board has delegated the responsibility for voting proxies to Palisade, Champlain, GlobeFlex, Kennedy and SouthernSun for the Small-Cap Equity Fund and SSgA FM for the S&P 500 Index Fund.

GEAM and each Sub-Adviser will notify the Board of any material change to their policy at the next regular Board meeting after the material change occurs.

Summarized below are the proxy voting policies and procedures of GEAM and each Sub-Adviser.

Summary of GEAM’s Proxy Voting Policies and Procedures

GEAM exercises its fiduciary duties by reviewing, voting and documenting proxies for all voting securities for which it has voting responsibility and acting solely in the best interests of its clients. All proxies are voted in accordance with the Proxy Policy, which has been adopted by the Board of Directors of GEAM and in accordance with GEAM’s proxy voting guidelines (“Proxy Guidelines”), which have been adopted by the proxy committee of GEAM (“Proxy Committee”).

The Proxy Committee is comprised of between five and ten individuals, including both the Chief Executive Officer and the General Counsel of GEAM. The Proxy Committee is responsible for reviewing the Proxy Guidelines and a summary of the proxy matters encountered by GEAM at least annually and, if necessary, updating the Proxy Guidelines.

GEAM has hired Institutional Shareholder Services, Inc. (“ISS”) to collect all proxy materials, provide research and vote all proxies as instructed to do so by GEAM. Upon receipt of a proxy, ISS provides the Proxy Analyst, an employee of GEAM responsible for facilitating and processing all proxy votes, with an analysis of the proxy material, which includes management’s recommendation, and a vote recommendation based on the Proxy Guidelines.

In general, GEAM votes with management. In certain limited cases, GEAM may instruct ISS to abstain from voting a proxy where such abstention is believed to be in the overall best interest of clients such as the Funds. The proxy analyst reviews each analysis and vote recommendation subject to the following:

a. Domestic and International Routine Issues: The proxy analyst confirms ISS recommendations on routine issues. Such issues falling under this section (a) generally include voting: (1) for auditors and the board of directors, changes to the state of incorporation (if still incorporated in the United States), stock splits, the authorization of additional shares of common stock, staggered stock boards (if voting with management), reasonable stock option plans, director compensation and employee stock purchase plans, management proposals dealing with environmental and social issues, and share repurchases; and (2) against supermajority votes, unequal classes of common and preferred stock, the establishment of preemptive rights and the authorization of preferred stock if excessive as compared to the common stock.

b. Domestic and International Non-Routine Issues: Vote with Management and Consistent with Proxy Guidelines: If the issue is (a) determined to be non-routine by the proxy analyst, or is (b) a “refer” issue as determined by ISS, due to the fact it is not addressed in the Proxy Guidelines, a GEAM securities analyst (“Securities Analyst”) or portfolio manager (“Portfolio Manager”) for the relevant asset class will review the proxy material and recommend how to vote such proxy. If the recommendation is to vote with management and consistent with the proxy guidelines, such recommendation will be forwarded to ISS. Non-routine issues falling under this section (b) and section (c) (below) generally include golden parachutes, poison pills, environmental and social issues, severance agreements, restructurings and mergers.

c. Domestic and International Non-Routine Issues: Voting Against Management or Inconsistent with the Proxy Guidelines: If the issue is (a) determined to be non-routine by the proxy analyst, or is (b) a “refer” issue as determined by ISS due to the fact that it is not addressed in the Proxy Guidelines and either (i) the Portfolio Manager or Securities Analyst for the relevant asset class recommends a vote against management or (ii) the Portfolio Manager or Securities Analyst seeks in any case to vote contrary to the Proxy Guidelines (other than abstention votes), then at least three Proxy Committee members will review the proxy material and determine how to vote such proxy. In certain circumstances, an independent third party will be engaged to determine how to vote the proxy (see material conflict of interest below).

A material conflict of interest may arise in a situation where the proxy analyst, Portfolio Manager or Securities Analyst, when voting the proxy, has knowledge of a situation where either GEAM or one of its affiliates would enjoy a substantial or significant benefit from casting a vote in a particular way (“Material Conflict of Interest”). If a Material Conflict of Interest does arise, ISS (or in certain limited cases, another independent third party) will be solely responsible for voting the proxy, the Material Conflict of Interest will be documented, the Board will be notified at the next regular Board meeting following the material conflict of interest and the Proxy Committee will be notified of such conflict at its annual meeting. In the absence of a conflict of interest or in the case of an immaterial conflict of interest, regular procedures will be followed.

Summary of Palisade’s Proxy Voting Policies and Procedures

The Board has adopted the proxy voting policies and procedures (“Palisade Proxy Policy”) of Palisade, a sub-advise r, on behalf of Palisade’s Allocated Assets of the Small-Cap Equity Fund. Subject to GEAM’s and the Board’s continuing oversight, the Board delegates the responsibility for voting proxies to Palisade. The Palisade Proxy Policy will be presented to the Board at least annually and Palisade will notify GEAM and the Board of any material changes to the Palisade Proxy Policy at the next regular meeting after the material change occurs.

Palisade undertakes to ensure that all proxies for its Allocated Assets will be voted in a manner consistent with the best interests of the Small-Cap Equity Fund’s shareholders. To assist it in carrying out this policy, Palisade has engaged the services of Institutional Shareholder Services, Inc. (“ISS”). ISS will provide research on each issue, along with its proxy voting recommendation. The recommendation will be formulated in accordance with the ISS guidelines (“ISS Guidelines”), which Palisade has adopted as a general policy. The ISS research and recommendation will then be forwarded to Palisade’s Chief Investment Officer (“CIO”) and the respective analyst covering the company holding the shareholder meeting. The CIO and analyst will then make an independent decision whether or not to vote in accordance with the ISS recommendation, generally giving weight to the views of management of the company holding the shareholder meeting, with overriding consideration given to the Small-Cap Equity Fund’s stated guidelines on the issue, if any.

By way of illustration, the guidelines address the following:

a. Corporate Governance Issues: Such issues falling under this section generally include voting: for auditors, proposals to elect all directors annually, greater disclosure of political contributions and trade association spending policies, shareholder proposals asking a company to submit its poison pill for shareholder ratification; and against supermajority votes, and retirement plans for non-employee directors. Director compensation and the election of directors will be evaluated on a case-by-case basis.

b. Changes to Capital Structure: Such issues falling under this section generally include voting: for open market share repurchases, and management proposals to increase the common share authorization for a stock split or share dividend; and against the authorization of preferred stock if excessive as compared to the common stock. The authorization of additional shares of common stock, creation of a tracking stock, mergers, acquisitions, reorganizations, and spin-offs will be evaluated on a case-by-case basis.

c. Social, Environmental and Corporate Responsibility Issues: The guidelines generally call for evaluating these proposals on a case-by-case basis. However, the guidelines generally recommend voting for proposals requesting the company report on its policies related to toxic/hazardous materials; and against proposals restricting the company from making charitable contributions.

Palisade has elected a “Mandatory Sign-Off” procedure so that Palisade must review each issue before voting. However, if no sign-off is received by ISS before the voting deadline, ballots will be voted in accordance with the vote recommendation provided by ISS. Palisade’s Vice President/Compliance is responsible for monitoring receipt of ISS’s research and recommendations, and for ensuring that the votes are submitted in a timely manner.

Palisade will endeavor to adhere to the ISS Guidelines when voting proxies. However, situations may arise where the CIO and analyst believe that it is in the best interest of Small-Cap Equity Fund’s shareholders to vote the proxy in a manner contrary to the applicable ISS Guideline. In these instances, the proposed resolution will be brought to the attention of Palisade’s Investment Policy Committee (“IPC”). The IPC is comprised of the senior investment professionals of Palisade. A brief memorandum explaining the vote and the reasons for the proposed voting decision will be provided to the IPC.

A conflict of interest may arise where Palisade has knowledge of a situation where any of Palisade, its members, employees, or one of its affiliates would enjoy a special or increased benefit from casting its vote in a particular way. A conflict will be presumed to be non-material unless it potentially affects at least 1% of

Palisade’s annual revenue. Palisade considers itself unlikely, as a firm, to experience a material conflict of interest in how it votes proxies. If a material conflict of interest does arise, however, ISS will be solely responsible for determining how to vote the proxy based upon the ISS Guidelines or the Small-Cap Equity Fund’s specific guidelines and the override procedure described above will not apply. Should this be impractical, an independent third party will be engaged to determine how to vote the proxy. If a conflict arises which is non-material, an ISS recommendation may be overridden using the procedures described above; provided, however, that the IPC and VP/Compliance will consider the conflict in determining whether to approve the proposed override. Any conflict of interest, whether or not material, will be documented and submitted by Palisade for the Small-Cap Equity Fund’s proxy records. A Material Conflict of Interest Form will be completed and an ISS certification and statement will be attached. The form will be forwarded for presentation to the Board at the next regular Board meeting after such material conflict of interest occurs.

Summary of Champlain’s Proxy Voting Policies and Procedures

Champlain, as a matter of policy and as a fiduciary to their clients, has responsibility for voting proxies for portfolio securities consistent with the best economic interests of the clients. Champlain maintains written policies and procedures as to the handling, research, voting and reporting of proxy voting and makes appropriate disclosures about Champlain’s firm’s proxy policies and practices. Champlain’s policy and practice includes the responsibility to monitor corporate actions, receive and vote client proxies and disclose any potential conflicts of interest as well as making information available to clients about the voting of proxies for their portfolio securities and maintaining relevant and required records. A copy of Champlain’s written proxy policy and procedures and/or the record of proxy votes for a client’s portfolio will be provided to that client upon request.

Champlain’s policy is to vote proxies for client accounts unless otherwise directed in writing. Champlain votes all proxies for all Champlain sponsored mutual funds and commingled funds.

Background

Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised. Investment advisers registered with the SEC, and which exercise voting authority with respect to client securities, are required by Rule 206(4)-6 of the Advisers Act to (a) adopt and implement written policies and procedures that are reasonably designed to ensure that client securities are voted in the best interests of clients, which must include how an adviser addresses material conflicts that may arise between an adviser’s interests and those of its clients; (b) to disclose to clients how they may obtain information from the adviser with respect to the voting of proxies for their securities; (c) to describe to clients a summary of its proxy voting policies and procedures and, upon request, furnish a copy to its clients; and (d) maintain certain records relating to the adviser’s proxy voting activities when the adviser does have proxy voting authority.

Responsibility

The Proxy Manager has the responsibility for the implementation and monitoring of Champlain’s proxy voting policy, practices, disclosures and record keeping, including outlining Champlain’s voting guidelines in its procedures.

Procedure

Champlain has adopted comprehensive proxy voting procedures to implement the firm’s investment policies on behalf of clients. Proxy policies and procedures will be monitored closely, and may be amended or updated when appropriate, to ensure the policies outlined below are effectively executed:

Voting Procedures

•	All employees will forward any proxy materials received on behalf of clients to the Proxy Manager;

•	The Proxy Manager will determine which client accounts hold the security to which the proxy relates;

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Absent material conflicts, the appropriate company analyst will determine how Champlain should vote the proxy in accordance with applicable voting guidelines. Proxy systems (i.e. Proxy Edge) may be used to aid in the voting process;

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Clients may provide proxy guidelines to Champlain, in which case the appropriate company analyst will vote in accordance with the applicable voting guidelines provided while adhering to the Conflict of Interest section below;

•	The Proxy Manager will complete the proxy and vote the proxy in a timely and appropriate manner.

Disclosure

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Champlain will conspicuously display information in its Disclosure Document summarizing the proxy voting policy and procedures, including a statement that clients may request information regarding how Champlain voted a client’s proxies, and that clients may request a copy of these policies and procedures.

Client Requests for Information

•	All client requests for information regarding proxy votes, or policies and procedures, received by any employee should be forwarded to the Proxy Manager.

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In response to any request, the Proxy Manager will prepare a written response to the client with the information requested, and as applicable will include the name of the issuer, the proposal voted upon, and how Champlain voted the client’s proxy with respect to each proposal about which client inquired.

Voting Guidelines

Proxy Voting Philosophy

Champlain believes that its primary fiduciary responsibility is to maximize the financial returns of all managed accounts. With this goal in mind, we will engage in a rigorous appraisal and evaluation process in which Champlain’s proxy voting will support corporate management practices that are strictly shareholder oriented and corporate policies, which are aligned with maximizing shareholder returns.

Fiduciary Responsibility

Champlain has the fiduciary responsibility to make all decisions (including those related to proxy issues) according to the best interests of the ultimate beneficiaries of accounts under management. Champlain will carefully review each proxy issue and evaluate the statements and views of competing parties, and vote proxies based solely on the best interests of Champlain’s clients.

Using Management Guidance

The quality of corporate management is one of the most important considerations of Champlain portfolio managers and analysts when making investment decisions. Considerable weight is given to the recommendations of a company’s management and directors with respect to proxy issues. In some cases, unless such recommendations conflict with the interests of clients, votes will be cast in accordance with management recommendations. However, in certain cases, company recommendations may be in conflict with Champlain’s assessment of sound management practices and therefore not in the interests of clients, leading to votes in opposition to management. Champlain will strive for consistency in its proxy voting, but also acknowledges that there are no hard and fast rules guiding all situations. Individual proxy issues are always evaluated on their particular merits, and where conflicts arise between the interests of corporate management and the interests of Champlain clients, resolution is always in favor of the clients.

Policy on Board of Directors

Champlain believes that meaningful, independent oversight of corporate managers is a critical function of a company’s board of directors, and a cornerstone of sound corporate governance. To that end, Champlain will support proposals seeking a majority of independent directors for the board, as well as proposals requiring independent directors for nominating, audit and compensation committees. Votes on individual director nominees are made on a case-by-case basis examining such factors as board and committee composition, past attendance record and governance efficacy. Votes for director nominees may be withheld in cases where a lack of independence, lack of material financial interest in the company, or evidence of poor past governance practices exists.

Policy on Audit Committee

Champlain believes that audit committees should be comprised of directors who are independent and financially literate, and shall vote in favor of such a structure. The audit committee should have the exclusive authority to hire independent auditors. Champlain will generally withhold votes for audit committee members who approve significant non-audit relationships with outside auditors, as well as vote against ratification of the outside auditor when such relationships exist.

Policy on Proxy Contest Defenses / Anti-takeover Measures

Champlain generally opposes proxy contest defenses and anti-takeover measures since they tend to restrict shareholder rights and participation, and often limit the realization of maximum economic value. Champlain supports shareholder resolutions that reverse previously adopted anti-takeover measures or, in general, enhance shareholder rights. However, as with all proxy issues, Champlain conducts a full review of each proposal and vote in the best interests of clients.

Anti-takeover measures generally opposed:

•	Classification of the Board of Directors

•	Shareholder rights plans (poison pills)

•	Greenmail

•	Supermajority rules to approve mergers or amend charter or bylaws

•	Authority to place stock with disproportionate voting rights

•	Golden Parachutes

Shareholder resolutions generally supported:

•	Rescind or prohibit any of the above anti-takeover measures

•	Annual voting of directors; repeal classified boards.

•	Adoption of confidential voting

•	Adoption of cumulative voting

•	Redeem shareholder rights plans

•	Proposals that require shareholder approval of rights plans (poison pills)

Policy on Capital Structure

Champlain considers disciplined capital use an essential component of effective corporate management. Therefore we carefully consider proposals to authorize increased common shares, and generally limit authorization to funding needs for the next twelve months or for compelling management uses. Champlain will generally vote for proposals to increase common shares for a stock split. Other capital structure proposals, such as preferred stock, will be voted for on a case-by-case basis.

Policy on Executive and Director Compensation

Champlain believes stock based compensation plans must be very carefully analyzed to protect the economic interests of shareholders, while providing appropriate motivation for corporate managers. Such plans should be highly correlated to both individual and corporate performance. Champlain will oppose all option plans with excessive transfer of shareholder wealth, in the form of dilution to shareholder equity and voting power, to corporate directors, executives and employees. Champlain will consider factors such as other corporate incentives, corporate performance, industry practices, and terms and duration of the option program in its decision. Although each plan will be voted on a case-by-case basis, Champlain will generally vote against plans, which do not meet several criteria. Champlain standards for option plan approval include: (1) dilution of less than 2% per annum, (2) strike prices either indexed against a relevant industry or market benchmark, or set at a premium to the current stock price, (3) strike prices set systematically, (4) options cost expensed, and (5) any material revisions to plans requiring a shareholder vote. Champlain believes that these criteria will lead to votes in favor of plans that meet the ultimate goal of aligning management and shareholder interests, while providing reasonable economic incentives for managers. Champlain will vote for proposals requiring shareholder approval to reprice options, and will generally vote against option strike price repricing. Champlain withholds votes for director nominees in the event of option repricing without shareholder approval. Director compensation plans are viewed on a case-by-case basis, with the goal of protecting economic interests of shareholders and aligning interests of directors with shareholders. Employee Stock Purchase plans are voted on a case-by-case basis.

Policy on Mergers and Corporate Restructurings

All mergers, acquisitions and restructurings are voted on a case-by-case basis taking into account financial terms, benefits and acquisition price.

Social and Environmental Issues

In recent years, a number of shareholder resolutions have been placed in corporate proxy statements that would require a company to alter its normal business practices in order to comply with the sponsor’s view of corporate responsibility or citizenship. Examples of such proposals include requests that a company:

•	allow shareholder control of corporate charitable contributions

•	exit the nuclear power business

•	adopt the MacBride Principles

•	adopt the Valdez Principles

•	stop doing business with the US Department of Defense

•	stop using animals for product testing

•	make donations to a pro-life or pro-choice advocate

•	stop donations to a pro-life or pro-choice advocate

•	move its annual meeting to a town with better public transportation

While Champlain directors, officers, employees and clients may have personal views with respect to each of these and other issues; it is Champlain’s corporate policy not to favor resolutions that would impose mandatory constraints on a company’s perceived ability to compete in the marketplace. In practice, this generally means voting against these shareholder resolutions.

Conflicts of Interest

•	If there is a conflict of interest between the Champlain proxy voting policy and a client’s expressed voting policy, Champlain will vote the proxy in the manner the client has articulated.

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Champlain will identify any conflicts that exist between the interests of the adviser and the client by reviewing the relationship of Champlain with the issuer of each security to determine if Champlain or any of its employees has any financial, business or personal relationship with the issuer.

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If a material conflict of interest exists, the Proxy Manager will determine whether it is appropriate to disclose the conflict to the affected clients, to give the clients an opportunity to vote the proxies themselves, or to address the voting issue through other objective means such as voting in a manner consistent with a predetermined voting policy or receiving an independent third party voting recommendation.

•	Champlain will maintain a record of the voting resolution of any conflict of interest.

Recordkeeping

The Proxy Manager shall retain the following proxy records in accordance with the SEC’s five- year retention requirement:

•	These policies and procedures and any amendments;

•	A record of each vote that Champlain casts;

•	A copy of each written request from a client for information on how Champlain voted such client’s proxies, and a copy of any written response;

•	Any document Champlain created that is material to making a decision on how to vote proxies, or that memorializes that decision;

Summary of GlobeFlex’s Proxy Voting Policies and Procedures

GlobeFlex subscribes to a third party service provider (“the Service”) with respect to proxy voting. Under a proxy voting agency service agreement, the Service keeps GlobeFlex apprised of shareholder meeting dates of securities holdings, makes copies of proxy materials available for GlobeFlex’s review upon request, and votes proxies in accordance with GlobeFlex’s guidelines or instructions. The Service maintains all necessary proxy voting records and, upon request, prepares reports concerning how votes were cast for clients. The Service will be notified of proxy guidelines provided by clients and will be instructed to vote for the specific client according to the custom policies. The Service will keep records of the custom policies and voting history.

When making proxy voting decisions, and except to the extent superseded by client proxy voting policies, GlobeFlex generally adheres to its proxy voting guidelines, which set forth GlobeFlex’s positions on recurring issues. The guidelines are reviewed periodically and updated or revised as necessary. The guidelines are not exhaustive and do not include all potential voting issues. Proposals not covered by the guidelines and contested situations are evaluated on a case-by-case basis, taking into consideration all of the relevant facts and circumstances at the time of the vote. GlobeFlex’s voting decisions are then communicated to the Service.

Although GlobeFlex may consider the Service’s recommendations on proxy issues, GlobeFlex bears the ultimate responsibility for proxy voting decisions. For ERISA plans for which GlobeFlex votes proxies, GlobeFlex is not relieved of its fiduciary responsibility by following directions of the Service or the ERISA plans’ named fiduciaries or by delegating proxy voting responsibility to another person. In the case of voting proxies for clients that are publicly traded, GlobeFlex will rely upon the Service’s recommendations, in order to avoid potential or perceived conflicts of interest.

Identifying and resolving conflict of interest

Potential conflicts of interest

A potential conflict of interest arises when GlobeFlex has business interests that may not be consistent with the best interests of its client. The following is a non-exhaustive list of potential conflicts of interests that could influence the proxy voting process:

•	GlobeFlex retains an institutional client, or is in the process of retaining an institutional client that is (or is affiliated with) an issuer that is held in GlobeFlex’s client portfolios.

•	GlobeFlex retains a client, or is in the process of retaining a client that is an officer or director of an issuer that is held in GlobeFlex’s client portfolios.

•	GlobeFlex’s Employees maintain a personal and/or business relationship (not an advisory relationship) with issuers or individuals that serve as officers or directors of issuers.

•	A GlobeFlex employee personally owns a significant number of an issuer’s securities that are also held in GlobeFlex’s client portfolios.

Identifying conflicts of interest

GlobeFlex realizes that due to the difficulty of predicting and identifying all material conflicts, it must rely on its Employees to notify the CCO of any material conflict that may impair GlobeFlex’s ability to vote proxies in an objective manner. The CCO will continuously monitor for conflicts. GlobeFlex has also hired a third-party compliance consulting firm, ACA Compliance Group (ACA). GlobeFlex will consult with ACA and/or outside counsel if any possible conflicts arise. ACA will also review and attempt to identify additional proxy voting conflicts at least annually during its annual review of GlobeFlex.

In addition, any attempts by others within GlobeFlex to influence the voting of client proxies in a manner that is inconsistent with the proxy voting policy shall be reported to the CCO. Further, any attempts by persons or entities outside GlobeFlex to influence the voting of client proxies shall be reported to the CCO. The CCO may then elect to report the attempt to the General Partner and legal counsel.

Resolution of conflicts of interest

GlobeFlex’s resolution, as mentioned in SEC release number IA-2106, is that, upon detection of a material conflict of interest, the proxy vote in question will be voted in accordance with the pre-determined policy recommendation of our independent, third party service provider, ISS.

Recordkeeping

The Service maintains historical proxy records as described in this section.

Client request to review proxy votes:

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Any request, whether written (including e-mail) or oral, received by any employee of GlobeFlex, must be promptly reported to Client Service. All written requests must be retained in the permanent file.

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In order to facilitate the management of proxy voting record keeping process, and to facilitate dissemination of such proxy voting records to clients, Client Service may distribute to any client requesting proxy voting information the complete proxy voting record of that client for the period requested.

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Client Service will furnish the information requested, free of charge, to the client within a reasonable time period (within 10 business days). GlobeFlex will maintain a copy of the written record provided in response to client’s written (including e-mail) or oral request. A copy of the written response should be attached and maintained with the client’s written request, if applicable, and maintained in the permanent file.

•	Clients are permitted to request the proxy voting record for the 5-year period prior to their request.

Proxy voting policy and procedures:

•	GlobeFlex will maintain the current Proxy Voting Policy and Procedures, as well as all past versions for the last 7 years.

Proxy voting records shall consist of the following:

•	A record of how GlobeFlex voted client proxies.

•	Documents prepared or created by GlobeFlex that were material to making a decision on how to vote, or that memorialized the basis for the decision.

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Documentation or notes or any communications received from third parties, other industry analysts, third party service providers, company’s management discussions, etc. that were material in the basis for the decision.

Disclosure

GlobeFlex will ensure that Part 2 of Form ADV and private placement memoranda are updated as necessary to reflect: (i) all material changes to the Proxy Voting Policy and Procedures; and (ii) information about how clients may obtain information on how GlobeFlex voted their securities.

Proxy Solicitation

As a matter of practice, it is GlobeFlex’s policy to not reveal or disclose to any client how GlobeFlex may have voted (or intends to vote) on a particular proxy until after such proxies have been counted at a shareholder’s meeting. GlobeFlex will never disclose such information to unrelated third parties.

The CCO is to be promptly informed of the receipt of any solicitation from any person to vote proxies on behalf of clients. At no time may any Employee accept any remuneration in the solicitation of proxies. The CCO shall handle all responses to such solicitations.

Summary of Kennedy’s Proxy Voting Policies and Procedures

Introduction

Rule 206(4)-6 and rule amendments under the Advisers Act are designed to ensure that investment advisers fulfill their fiduciary obligation when voting client proxies. Disclosure requirements include:

(i)	investment advisers that exercise proxy voting authority for clients must describe the firm’s proxy policies and procedures, and upon request, provide clients with a copy of those policies and procedures; and

(ii)	advisers must describe how clients may obtain information on how their securities were voted.

Kennedy has adopted the following policies with respect to voting proxies on behalf of its clients:

1.	Kennedy’s written proxy voting policy, which may be updated and supplemented from time-to-time, will be provided to each client for which Kennedy has been delegated the authority or responsibility to vote proxies;

2.	Clients will be advised about how to obtain a copy of the proxy voting policy and information about how their securities were voted;

3.	The proxy voting policy is consistently applied and records of votes maintained for each client;

4.	Kennedy documents the reasons for voting, including exceptions;

5.	Kennedy maintains records of such votes cast and client requests for proxy voting information for inspection by the client or governmental agencies;

6.	Kennedy monitors such voting for any potential conflicts with the interests of its clients; and

7.	Kennedy maintains systems to ensure that material conflicts will be resolved prior to voting, documenting in each case that its good faith determination was based on the clients’ best interests and did not result from the conflict.

Conflicts of Interests

Kennedy is an investment adviser to pension plans, public and private companies, mutual funds and individual investors, and is a sub-adviser to wrap programs as described in Kennedy’s Form ADV. The management fees collected from such clients are Kennedy’s principal source of revenue. With respect to the fees received for advisory services rendered, conflicts of interest may occur when Kennedy must vote on ballot items of the public companies for which it manages the pension plan assets and, in certain cases, Kennedy may have a relationship with the proponents of proxy proposals or participants in proxy contests.

To mitigate potential conflicts of interest or the appearance of conflicts, Kennedy does not allow employees to sit on the board of directors of any public company without Senior Management approval. To the extent that such conflicts occur, Kennedy will generally follow the recommendation of the proxy voting service to ensure that the best interests of its clients are not subordinated to Kennedy’s interests. Kennedy may, in selected matters, consult the Proxy Committee to obtain guidance to vote proxies. Routine matters shall not constitute a material conflict with respect to this procedure.

The Proxy Committee has a duty to make reasonable investigation of information relating to conflicts of interest. The Proxy Committee is chaired by the Chief Executive Officer and is comprised of the Chief Operating Officer, the Director of Research, the Chief Compliance Officer, the Senior Client Service Associate and such other members as may be amended from time-to-time as required by a majority vote of its current members, with three members serving as a quorum. The Proxy Committee will determine, prior to voting, whether any of the members of the Committee have a material personal or business conflict - in which case the committee member will abstain from voting.

Engagement of Service Provider

In order to facilitate the proxy voting process, Broadridge Investor Communication Solutions, Inc. (“Broadridge”) has been retained to provide access to a selection of third-party providers that are available to provide proxy vote recommendations and research. Votes are cast through the Broadridge ProxyEdge® platform (“ProxyEdge®”). With the assistance of Broadridge, Egan-Jones Proxy Services (“Egan-Jones”) has been selected to provide vote recommendations based on its own internal guidelines. The services provided to Kennedy through ProxyEdge® include receipt of proxy ballots, vote execution based upon the recommendations of Egan-Jones, access to in-depth proxy research provided by Egan-Jones, and access to the analysis and voting recommendations of Egan-Jones, as well as reporting, auditing, working with custodian banks, and consulting assistance for the handling of proxy voting responsibilities. ProxyEdge® also maintains proxy voting records and provides Kennedy with reports that reflect the proxy voting activities of client portfolios. The Firm uses this information for appropriate monitoring of such delegated responsibilities.

Kennedy may, under soft dollar arrangements, pay for no more than the cost allocated to research services for such uses (“mixed-use” services). The cost of that portion of the services that does not constitute “research” for the purposes of Section 28(e) will be reimbursed to the broker-dealer provider. Presently, Broadridge’s services are not provided to Kennedy by a broker-dealer under a soft dollar arrangement.

Proxies are voted through the ProxyEdge® application in accordance with one of two proxy voting platforms offered by Kennedy. It is the client’s decision as to which set of guidelines will be used to vote its proxies. Not all clients delegate proxy voting authority to Kennedy; however, Kennedy is deemed to have voting authority in the absence of a specific delegation of authority and will vote in accordance with the General Guidelines.

Platforms Available

• General Policy which is generally voted in conformity with the Egan-Jones Proxy Voting Principles.

• Socially Responsible Investment Policy which is generally voted in conformity with the Egan-Jones Socially Responsible Investing Proxy Voting Principles and Guidelines.

The General Policy is the standard policy to be used for voting proxies for all clients’ accounts (both ERISA and non-ERISA related) unless the client specifically selects the SRI Policy.

Kennedy generally votes proxy ballots for its clients using a proxy voting service to help fulfill voting obligations, although some clients may choose to retain voting responsibility. Unless otherwise instructed, Kennedy will undertake to vote proxies. Kennedy must make proxy voting decisions solely in the best interests of its clients and will place clients’ interests above its own interests.

Generally, Kennedy follows the recommendations of Egan-Jones, which then forwards the voting recommendation to Broadridge to process. For proxies relating to issues not addressed in the guidelines, the vote will be referred back to Kennedy. A client is encouraged to vote its own proxies if the client seeks to impose client-specific voting guidelines that may be inconsistent with one of the two policies offered by Kennedy. Kennedy does not generally advise a client on proxy voting issues when the client retains authority to handle such matters itself. Kennedy may direct that proxies be voted in a manner different from that recommended by Egan-Jones. However, when Kennedy’s interests conflict with the interests of its clients, the recommendation of the proxy voting service will be followed. Additionally, Kennedy may seek guidance from its Proxy Voting Committee to resolve material conflicts of interest.

Securities Lending Arrangements

Kennedy’s clients may elect to participate in a securities lending program through the client’s selected custodian. Under typical securities lending arrangements, securities on loan to a borrower on a proxy record date may not be voted by the lender. Therefore, Kennedy will not vote securities that are on loan as the responsibility to vote proxies will typically reside with the borrower of the shares.

International Constraints

Although it is Kennedy’s policy to vote all proxies for the securities held in a client’s account(s) for which it has proxy voting authority, in the case of non-U.S. issuers proxies are voted on a best efforts basis.

Generally, research coverage of non-U.S. issuers is issued through Egan-Jones. Voting recommendations are not always provided with research; therefore, ballots for non-U.S. issuers are generally voted according to the chosen policy.

Custodian Considerations

A custodian may, in its sole discretion, determine that it will provide proxies to Broadridge for U.S. domestic companies, but not for non-U.S. issuers. Or, custodians may determine to provide proxies for non-U.S. issuers only to its selected proxy voting provider. In these instances, Broadridge generally is not able to vote proxies for non-U.S. issuers held in a client’s account.

It is important to understand that from time-to-time custodian issues may arise which are beyond Kennedy’s control. Upon account inception, it is Kennedy’s responsibility to notify the client’s custodian so that the custodian may begin to forward proxy materials directly to Broadridge. In the event a client delegates proxy voting authority to Kennedy, it remains the client’s obligation to instruct their custodian to forward applicable proxy materials directly to Broadridge so that their shares can be voted. Although Kennedy makes its best efforts to make sure that the client’s custodian has received Kennedy’s instructions, it is the responsibility of the client’s custodian to acknowledge receipt of the instructions and to establish the account correctly in order for proxy materials to be submitted to Broadridge in a timely manner. Kennedy is not able to vote shares if Broadridge does not receive proxy materials on a timely basis from the custodian.

It is within each custodian’s discretion as to whether it will provide ballots to Broadridge for issuers whose stocks are held in each client’s account. Instead, a custodian may select its own proxy voting provider and choose not to provide proxy ballots to Broadridge. In these instances, Broadridge is generally not able to vote proxies for the client’s account and Kennedy generally will note be able to accept voting authority for the client’s account.

When voting ballots, it is within each custodian’s discretion as to whether it will aggregate shares, held on behalf of various clients, in an omnibus account instead of submitting individual ballots for segregated accounts. In these cases, custodians must rely on internal records to differentiate the various underlying holdings. In these instances, Broadridge will generally not be able to provide Kennedy with a detailed history of voting records at the individual client account level.

Kennedy maintains written proxy voting policies and procedures as required by Rule 206(4)-6 under the Advisers Act. A copy of Kennedy’s complete proxy voting policy and procedures may be obtained by writing Kennedy Capital Management, Inc., 10829 Olive Blvd, St. Louis, MO 63141.

Except as otherwise required by law, the Firm has a general policy of not disclosing proxy voting records to an unaffiliated third party.

Summary of SouthernSun’s Proxy Voting Policies and Procedures

Election of the Board of Directors

SouthernSun believes that good corporate governance generally starts with a board composed primarily of independent directors, unfettered by significant ties to management, all of whose members are elected annually. In addition, key board committees should be entirely independent. The election of a company’s board of directors is one of the most fundamental rights held by shareholders. SouthernSun will evaluate board structures on a case-by-case basis.

Approval of Independent Auditors

SouthernSun believes that the relationship between a company and its auditors should be limited primarily to the audit engagement, although it may include certain closely related activities that do not raise an appearance of impaired independence. SouthernSun will evaluate on a case-by-case basis instances in which the audit firm has a substantial non-audit relationship with a company to determine whether SouthernSun believes independence has been, or could be, compromised.

Equity-based compensation plans

SouthernSun believes that appropriately designed equity-based compensation plans, approved by shareholders, can be an effective way to align the interests of shareholders and the interests of directors, management, and employees by providing incentives to increase shareholder value. Conversely, SouthernSun is opposed to plans that substantially dilute ownership interests in the company, provide participants with excessive awards, or have inherently objectionable structural features. SouthernSun will generally support measures intended to increase stock ownership by executives and the use of employee stock purchase plans to increase company stock ownership by employees. These may include:

1.	Requiring senior executives to hold stock in a company.

2.	Requiring stock acquired through option exercise to be held for a certain period of time.

3.	Using restricted stock grants instead of options.

4.	Awards based on non-discretionary grants specified by the plan’s terms rather than subject to management’s discretion.

While SouthernSun evaluates plans on a case-by-case basis, it will generally oppose plans that have the following features:

1.	Annual option grants that would exceed 2% of outstanding shares.

2.	Ability to issue options with an exercise price below the stock’s current market price.

3.	Automatic share replenishment (“evergreen”) feature.

4.	Authorization to permit the board of directors to materially amend a plan without shareholder approval.

5.	Authorizes the re-pricing of stock options or the cancellation and exchange of options without shareholder approval.

These are guidelines, and SouthernSun considers other factors, such as the nature of the industry and size of the company, when assessing a plan’s impact on ownership interests.

Corporate Structure

SouthernSun views the exercise of shareholders’ rights, including the rights to act by written consent, to call special meetings and to remove directors, to be fundamental to good corporate governance. Because classes of common stock with unequal voting rights limit the rights of certain shareholders, SouthernSun generally believes that shareholders should have voting power equal to their equity interest in the company and should be able to approve or reject changes to a company’s by-laws by a simple majority vote.

Because the requirement of a supermajority vote can limit the ability of shareholders to effect change, SouthernSun generally supports proposals to remove super-majority (typically from 66.7% to 80%) voting requirements for certain types of proposals and oppose proposals to impose super-majority requirements.

Shareholder Rights Plans

While SouthernSun recognizes that there are arguments both in favor of and against shareholder rights plans which when triggered by a hostile acquisition attempt give shareholders share purchase or sale rights so far out of line with the market as to advantage certain shareholders at the risk of diminution of wealth to the company, also known as poison pills, such measures may tend to entrench current management, which SouthernSun may consider to have a negative impact on shareholder value. SouthernSun believes the best approach is for a company to seek shareholder approval of rights plans and it generally supports shareholder resolutions requesting that shareholders be given the opportunity to vote on the adoption of rights plans.

Records Retention

SouthernSun will maintain the following records:

•	Copies of all policies and procedures written

•	A copy of each proxy statement received

•	A record of each vote cast

•	A copy of any document created that was material to making a decision how to vote proxies or that memorializes the basis for that decision.

SouthernSun will maintain a copy of each written client request for information on voted proxies on behalf of such fund, and a copy of any written response to any (written or oral) client request for information on how it voted proxies on behalf of the requesting client fund.

SouthernSun will maintain records of its proxy voting and any document created that was material in determining the vote for at least six years (2 years on site.)

Summary of SSgA FM’s Proxy Voting Policies and Procedures

The Board has adopted the proxy voting policies and procedures of SSgA FM, the S&P 500 Index Fund’s sub-adviser, and, subject to GEAM’s and the Board’s continuing oversight, delegates the responsibility of voting proxies for the S&P 500 Index Fund to SSgA FM. SSgA FM’s Proxy Voting Policy will be presented to the Board at least annually, and SSgA FM will notify GEAM and the Board of any material changes to SSgA FM’s proxy policy at the next regular Board meeting after the material change occurs.

SSgA FM has undertaken to vote proxies with respect to the S&P 500 Index Fund’s underlying securities holdings and retains the final authority and responsibility for such voting. SSgA FM, at the direction of SSgA FM’s Investment Committee, retains Institutional Shareholder Services Inc. (“ISS”), a firm with expertise in proxy voting and corporate governance, to support SSgA’s voting process. SSgA FM uses ISS’s services in three ways: (1) as SSgA FM’s proxy voting agent (providing SSgA FM with vote execution and administration services); (2) applying SSgA FM’s Proxy Voting Guidelines; and (3) providing research and analysis relating to general corporate governance issues and specific proxy items. SSgA FM has instructed the voting agent to follow the voting guidelines as set by SSgA FM’s Investment Committee. The implementation of SSgA FM’s Proxy Voting Guidelines is overseen by SSgA FM’s Global Proxy Review Committee (“SSgA FM PRC”). The SSgA FM PRC reports to SSgA’s Investment Committee and may refer certain significant proxy items to that

Committee. Oversight of the proxy voting process is ultimately the responsibility of SSgA’s Investment Committee.

The following represents a summary of SSgA FM’s Proxy Voting Policy and Proxy Voting Guidelines, and is qualified in its entirety by reference to the full Proxy Voting Policy and Proxy Voting Guidelines.

SSgA FM generally supports management on routine corporate governance matters such as election of independent directors who do not appear to have been remiss in the performance of their oversight responsibilities and who do not simultaneously serve on an unreasonable (as determined by SSgA FM) (other than those affiliated with the issuers) number of other boards, approval of auditors, directors’ and auditors’ compensation, directors’ liability and indemnification, discharge of board members’ duties, discharge of auditors, approval of financial statements and allocation of income, dividend payouts that are greater than or equal to country and industry standards, authorization of share repurchase programs, general updating of or corrective amendments to charter, change in corporation name, exclusive forum provisions and elimination of cumulative voting.

SSgA FM generally votes in support of management on the following items, which have potentially substantial financial or best-interest impact: capitalization changes that eliminate other classes of stock and/or unequal voting rights, changes in capitalization authorization for stock splits, stock dividends, and other specified needs which are no more than 50% of the existing authorization for U.S. companies and no more than 100% of existing authorization for non-U.S. companies; elimination of pre-emptive rights for a share issuance of less than a given percentage (country specific—ranging from 5% to 20%) of the outstanding shares; elimination of “poison pill” rights; stock purchase plans with an exercise price of not less that 85% of fair market value, stock option plans that are incentive based and not excessively dilutive; other stock-based plans that are appropriately structured; reductions in super-majority vote requirements; and the adoption of anti- “greenmail” provisions. SSgA FM generally supports management proposals on executive compensation where there is a strong relationship between executive pay and performance over a five-year period. In addition, SSgA FM supports an annual advisory vote on executive compensation.

SSgA FM generally votes against management on matters such as capitalization changes that add “blank check” classes of stock or classes that dilute the voting interests of existing shareholders, changes in capitalization authorization where management does not offer an appropriate rationale or that are contrary to the best interest of existing shareholders, anti-takeover and related provisions that serve to prevent the majority of shareholders from exercising their rights or effectively deter appropriate tender offers and other offers, amendments to bylaws that would require super-majority shareholder votes to pass or repeal certain provisions; elimination of shareholders’ right to call special meetings; establishment of classified boards of directors; quorum requirement reductions below a majority of outstanding shares absent compelling reasons; proposals that reduce shareholders’ rights or have the effect of entrenching incumbent management; adjournment of meeting to solicit additional votes in connection with a merger or transaction; “other business as properly comes before the meeting,” proposals which extend “blank check” powers to those acting as proxy; and proposals requesting re-election of insiders or affiliated directors who serve on audit, compensation, and nominating committees.

SSgA FM evaluates mergers and acquisitions on a case-by-case basis in order to seek the best value for the S&P 500 Index Fund. SSgA FM generally votes against offers with potentially damaging consequences for minority shareholders because of illiquid stock, especially in some non-US markets and offers where SSgA FM believes there is a reasonable prospect for an enhanced bid or other bidders and offers where, at the time of voting, the current market price of the security exceeds the bid price. SSgA FM generally votes in favor of transactions that maximize shareholder value. Some of the considerations include, but are not limited to, the offer premium, strategic rationale, board oversight of the process for the recommended transaction, and, offers in which the secondary market price is substantially lower than the net asset value.

SSgA FM generally supports shareholder proposals on issues such as establishing the annual election of directors unless the board is comprised of a supermajority of independent directors, the board’s key committees (auditing, nominating and compensation) are comprised of independent directors, as well as considering other governance factors such as antitakeover devices; and mandating that changes to the bylaws or charter have shareholder approval. SSgA also supports special meeting and written consent proposals if certain criteria are met; proposals requiring the disclosure of executive retirement benefits in the absence of an independent compensation committee, the disclosure of auditor and consulting relationships when the same or related entities are conducting both activities; the establishment of a selection committee responsible for the final approval of significant management consultant contract awards where existing firms are already acting in an auditing function are also generally supported.

SSgA FM generally votes against shareholder proposals on issues such as limits to tenure of directors; requirements that candidates for directorships own large amounts of stock before being eligible to be elected; restoration of cumulative voting in the election of directors; and proposals asking companies to adopt full tenure holding periods for their executives. SSgA FM will typically abstain from voting on environmental or social proposals absent a compelling economic impact on shareholder value.

From time to time, SSgA FM will review a proxy which may present a potential conflict of interest. In general, SSgA FM does not believe matters that fall within its Proxy Voting Guidelines and are voted consistently with the Proxy Voting Guidelines present any potential conflicts, since the vote on the matter has effectively been determined without reference to any soliciting entity; however, where matters do not fall within SSgA FM’s Proxy Voting Guidelines or where SSgA FM believes that voting in accordance with the Proxy Voting Guidelines is unwarranted, SSgA FM conducts an additional review to determine whether there is a conflict of interest. Although various relationships could be deemed to give rise to a conflict of interest, SSgA FM has determined that two categories of relationships present a serious concern to warrant an alternative process: (1) clients of SSgA FM or its affiliates that are among the top 100 clients of State Street Corporation or its affiliates based upon revenue; and (2) the 10 largest broker-dealers used by SSgA, based upon revenue (a “Material Relationship”).

In circumstances where either (i) the matter does not fall clearly within the Proxy Voting Guidelines or (ii) SSgA FM determines that voting in accordance with such policies or guidance is not in the best interests of its clients, the Managing Director of SSgA FM’s Corporate Governance Team will determine whether a Material Relationship exists. If so the matter is referred to the SSgA FM PRC. The SSgA FM PRC then reviews the matter and determines whether a conflict of interest exists, and if so, how to best resolve such conflict. For example, the SSgA FM PRC may (i) determine that the proxy vote does not give rise to a conflict due to the issues presented, (ii) refer the matter to SSgA’s Investment Committee for further evaluation or (iii) retain an independent fiduciary to determine the appropriate vote.

Reporting a Material Conflict of Interest

If a Material Conflict of Interest does arise, such conflict will be documented by GEAM or each Sub-Adviser, as applicable, on a Material Conflict of Interest form and the Board will be notified of such material conflict at the next regular board meeting after the material conflict occurs.

Additional Information

Should a shareholder of a Fund wish to obtain information, free of charge, regarding how proxies received by a particular Fund were voted during the most recent 12-month period ending June 30 of each year, please call (800) 242-0134 during business hours. A shareholder may also view such information on either the Trust’s website at www.geam.com or the SEC’s website at www.sec.gov under the name of the Trust, filed under Form N-PX.

Shareholder Servicing and Distribution Plan

The Trust’s Board adopted a Shareholder Servicing and Distribution Plan with respect to the Trust’s Service Class shares pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). Under the Plan, the Trust pays GEID, with respect to the Service Class shares of each Fund, an annual fee of 0.25% of the value of the average daily net assets attributed to such Service Class shares. The shareholder servicing and distribution fee is intended to (a) compensate GEID, or enable GEID to compensate other persons (“Service Providers”), for providing ongoing servicing and/or maintenance of the accounts of Service Class shareholders of a Fund and (b) compensate GEID, or enable GEID to compensate Service Providers (including any distributor of Service Class shares of the Fund), for providing services primarily intended to result in, or are primarily attributable to, the sale of Service Class shares. These distribution and service fees may be voluntarily reduced on a temporary basis for the Income Fund and the Money Market Fund with respect to each Fund’s Service Class shares, and may return to their stated levels, at any time, without prior notice.

The Plan was approved by the sole initial shareholder of the Trust. Under its terms, the Plan continues from year to year, provided its continuance is approved annually by vote of the Trust’s full Board, as well as by a majority of the non-interested trustees of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan (“Independent Trustees”). The Plan may not be amended to increase materially the amount of the fees paid under the Plan with respect to a Fund without approval of Service Class shareholders of the Fund. In addition, all material amendments of the Plan must be approved by the trustees and Independent Trustees in the manner described above. The Plan may be terminated with respect to a Fund at any time, without penalty, by vote of a majority of the Independent Trustees or by a vote of a majority of the outstanding voting securities of the Service Class shares of that Fund (as defined in the 1940 Act).

In addition, GEAM and its affiliates, at their own expense and out of their own legitimate profits or other resources, pay additional compensation to certain authorized broker-dealers, investment advisers, financial advisers, retirement plan administrators, insurance companies, or other financial intermediaries that have entered into a distribution agreement, service agreement or other type of arrangement with GEAM, the GEID or the Funds (“Authorized Firms”) for selling or servicing Fund shares. Authorized Firms that receive these payments may be affiliated with GEAM. Payments may relate to selling and/or servicing activities, such as: access to an Authorized Firm’s customers or network; recordkeeping services; aggregating, netting and transmission of orders; generation of sales and other informational materials; individual or broad-based marketing and sales activities; wholesale activities; conferences; retention of assets; new sales of Fund shares, and a wide range of other activities. Compensation amounts generally vary, and can include various initial and on-going payments. Additional compensation may also be paid to broker-dealers who offer certain Funds as part of a special preferred-list or other preferred treatment program.

GEAM does not direct the Funds’ portfolio securities transactions, or provide any brokerage-related remuneration to broker-dealers for promoting or selling Fund shares.

GEAM and its affiliates also may pay financial consultants for products and/or services such as: (i) performance analytical software, (ii) attendance at, or sponsorship of, professional conferences, (iii) product evaluations and other types of investment consulting and (iv) asset/liability studies and other types of retirement plan consulting. GEAM and its affiliates may also provide non-cash compensation to financial consultants, including occasional gifts, meals, or other entertainment. These activities may create, or could be viewed as creating, an incentive for such consultants or their employees or associated persons to recommend or sell shares of the Funds to their client investors. Firms and consultants that receive these various types of payments (including those affiliated with GEAM may have a conflict of interest in selling the Funds rather than other mutual funds to their client investors, particularly if these payments exceed the amounts paid by other mutual funds.

During the fiscal year ended September 30, 2012, the Funds paid $627,112 to GEID for distribution and shareholder servicing. For the fiscal year ended September 30, 2012, the following Funds paid GEID under their 12b-1 Plans:

Fund	Amount Paid Under Service Class 12-b-1 Plan
U.S. Equity Fund	$7,160
S&P 500® Index Fund	$7,084
U.S. Large-Cap Core Equity Fund	$8,094
Small-Cap Equity Fund	$96
International Fund	$598,883
Premier Fund	$4,853
Income Fund	$780
Strategic Investment Fund	$134
Money Market Fund	$28
TOTAL	$627,112

For the fiscal year ended September 30, 2012, the Funds spent the fees paid under each Fund’s Service Class 12b-1 Plan as follows:

Fund	Printing & Mailing of Prospectuses to Other than Current Shareholders	Compensation to Broker-Dealers	Compensation to Sales Personnel	Other**	Total
U.S. Equity Fund	$-0-	$7,160	$-0-	$-0-	$7,160
S&P 500 Index Fund	$-0-	$7,058	$-0-	$26	$7,084
U.S. Large-Cap Core Equity Fund	$-0-	$8,064	$-0-	$30	$8,094
Small-Cap Equity Fund	$-0-	$63	$-0-	$33	$96
International Fund	$-0-	$598,883	$-0-	$-0-	$598,883
Premier Fund	$-0-	$4,449	$-0-	$404	$4,853
Income Fund	$-0-	$779	$-0-	$1	$780
Strategic Investment Fund	$-0-	$118	$-0-	$16	$134
Money Market Fund	$-0-	$-0-	$-0-	$28	$28

TOTAL	$-0-	$626,574	$-0-	$538	$627,112

**	Other includes the following expenses: rent, licensing registration and customer call center,.

Custodian

State Street Bank and Trust Company (“State Street”), located at One Lincoln Street, Boston, Massachusetts 02111, serves as custodian of the Funds’ investments. Under its custodian contract with the Trust, State Street is authorized to appoint one or more banking institutions as subcustodians of assets owned by each Fund. For its custody services, State Street receives monthly fees based upon the month-end, aggregate net asset value of the Funds, plus certain charges for securities transactions. The assets of the Trust are held under bank custodianship in accordance with the 1940 Act.

Transfer Agent

BNY Mellon Asset Servicing, located at P.O. Box 9838, Providence, Rhode Island 02940, serves as the transfer agent of the Funds’ investments. As transfer agent, BNY Mellon Asset Servicing is responsible for processing purchase and redemption requests and crediting dividends to the accounts of shareholders of the Funds. For its services, BNY Mellon Asset Servicing receives monthly fees charged to the Funds, plus certain charges for securities transactions.

Distributor

GE Investment Distributors, Inc. (“GEID”), located at 1600 Summer Street, Stamford, Connecticut 06905, serves as the distributor of Fund shares on a continuing best efforts basis.

PURCHASE, REDEMPTION AND EXCHANGE OF SHARES

Purchases

Shares are offered to investors at the offering price, based on the net asset value (NAV) next determined after receipt of an investment in good order by BNY Mellon Asset Servicing, the Trust’s transfer agent. The offering price is equal to NAV, as described below. There is no front-end sales charge or contingent deferred sales charge (CDSC) for investments in the Investment Class or Service Class shares of the GE Institutional Funds.

GEID and other persons remunerated on the basis of sales of shares may receive different levels of compensation for selling one class of shares over another. In addition, trail commissions of up to 0.25% may be paid to authorized broker-dealers, financial institutions or investment advisers which have entered into sales agreements with GEID (“Authorized Firms”) for providing on-going services with respect to Service Class shares.

GEID offers shares of each class to certain investors that meet the eligibility requirements described below. The Trust was designed to appeal to institutional investors such as corporations, foundations, endowments and trusts established to fund employee benefit plans of various types as well as charitable, religious and educational institutions. The Trust expects that most of the time each Fund will have relatively few shareholders (as compared with most mutual funds) but that these shareholders will invest substantial amounts in a Fund.

Eligible Investors

The Funds are primarily offered to certain institutional investors, such as defined contribution plans that meet the requirements for qualification under section 401(k) of the Code, qualified college savings plans under section 529 of the Code, and defined benefit plans, foundations, endowments and corporations investing on their own behalf.

The Funds expect that most of the time each Fund will have relatively few direct shareholder accounts (as compared with most mutual funds) but that each such account will constitute a substantial investment in a Fund.

Eligibility Requirements

GE Affiliated Retirement Plans: Retirement plans (including defined benefit and defined contribution plans) of companies that are affiliated with GE are eligible to invest in the Funds. There is no plan asset size or minimum investment requirements for initial or subsequent purchases of shares of any of the Funds by an eligible affiliated plan investor.

GE Asset Management Defined Contribution Full Service Program: Retirement plans that participate in GEAM’s defined contribution full service program are eligible to invest in the Funds. There are no plan asset size or minimum investment requirements for initial or subsequent purchases of shares of any of the Fund by an eligible plan investor.

Investment Only Defined Contribution Plan Investors: Any participant directed defined contribution plan with a minimum plan asset size of $25 million at the time of investment is eligible to invest in the Funds. Additionally, any participant directed defined contribution plan of any asset size that invests through an authorized retirement plan platform that aggregates trades for plan participants through omnibus or pooled account arrangements is eligible to invest in the Funds. There are no minimum investment requirements for initial or subsequent purchases of shares of any of the Funds by an eligible investment only defined contribution plan investor.

Qualified College Savings Plans: Any college savings plan qualified under section 529 of the Code is eligible to invest in the Funds. There are no minimum investment requirements for initial or subsequent purchases of shares of any of the Funds by a qualified college savings plan.

Direct Institutional Investors: All other institutional investors, including defined benefit plans, endowments, foundations and corporations purchasing shares for their own accounts directly through the Distributor are eligible to invest in the Funds, subject to a minimum initial investment of $5 million in each Fund for each investor. The minimum investment requirement is waived for each investor (or group of affiliated investors) if such person or group has (or will have) invested at least $25 million at the time of initial investment in one or more investment portfolios or accounts that are advised by GEAM. There is no minimum investment requirement for subsequent purchases.

Money Market Fund Only: Affiliated non-money market mutual funds managed by GEAM are eligible to invest in the Money Market Fund. There are no minimum investment requirements for initial or subsequent purchases of shares of the Money Market Fund by an eligible fund.

Other Investors:

Investors may also invest in the Funds through authorized broker-dealers, investment advisers, financial advisers, retirement plan administrators, insurance companies or other financial intermediaries (collectively, the “Financial Intermediaries”) that have entered into a distribution agreement, service agreement or other type of arrangement with GEAM, the Funds or the Distributor with respect to the Funds as of January 29, 2008.

Existing Fund shareholders of record that purchased shares of any Fund prior to or on January 29, 2008 and still hold such shares, may continue to invest in the respective share class of the Fund(s) in which they are invested.

Investors and Financial Intermediaries that were offered the Funds prior to January 29, 2008, and who had made an initial investment in the Funds prior to July 1, 2008, are also eligible to invest in the Funds.

Affiliated Investors: Related investors are investors that are affiliated persons of each other within the meaning of the 1940 Act.

Share Class Eligibility Requirements

Investment Class Eligibility: All eligible investors may invest in the Investment Class shares of the Funds, provided that the cost to GEAM (or its affiliates) for providing or paying for any selling or servicing activities in connection with such investor accounts does not typically exceed an amount equal to 0.15% of the average net asset value of such accounts.

Service Class Eligibility: All other eligible investors that do not qualify to invest in Investment Class shares may invest in the Service Class shares of the Funds, provided that the cost to GEAM (or its affiliates) for providing or paying for any selling or servicing activities in connection with such investor accounts does not typically exceed an amount equal to 0.40% (including the 0.25% distribution and shareholder services fee or 12b-1 fees) of the average net asset value of such accounts. Investors that do not qualify to invest in either class of Fund shares, may be offered other investment options managed by GEAM.

How to Open an Account. Investors must open an account before purchasing Fund shares. Investors may open an account by submitting an account application to GEID, the transfer agent or a broker-dealer, financial institution or investment adviser that has entered into a sales agreement with GEID (“Authorized Firms”). Investors may obtain an account application by telephoning the Trust at (800) 242-0134 or by writing to the Trust at:

GE Institutional Funds

P.O. Box 9838

Providence, RI 02940

For overnight package delivery:

GE Institutional Funds

4400 Computer Drive

Westborough, MA 01581

To open an account, an investor must complete and sign an application and furnish its taxpayer identification number to the Trust. The investor also must certify whether or not it is subject to withholding for failing to report income to the Internal Revenue Service.

How to Buy Shares. Once an account has been opened, an investor may purchase Fund shares from GEID or through an Authorized Firm. The Authorized Firm will be responsible for transmitting the investor’s order to the transfer agent. Investors should contact their Authorized Firm for instructions.

PURCHASE, REDEMPTION AND EXCHANGE OF SHARES

Orders for the purchase of shares may be suspended or delayed in emergency situations that severely affect the operations of the NYSE, the Trust or its service providers, such as the severe storm and flooding in 2012 that affected New York City and other parts of the east coast of the United States.

For the initial investment, investors may purchase shares in amounts of $5 million or more with either cash or investment securities acceptable to the relevant Fund. GEID will inform investors of the securities acceptable to the Fund. The securities will be accepted by the Fund at their market value in return for Fund shares of equal value.

Investors also may purchase shares directly from the transfer agent by wiring federal funds from a U.S. banking institution to BNY Mellon (ABA #011001234 – Account #734985 – BNY Mellon Investment Servicing (US) Inc.) as Agent for GEAM – for further credit to: GE Institutional Funds – [Name of Fund] – Account of: [Investor’s name, address, and account number]. If a wire is received by the close of regular trading on the NYSE on a Business Day, the shares will be priced according to the net asset value of the Fund on that day. If a wire is received after the close of regular trading on the NYSE, the shares will be priced as of the time the Fund’s net asset value per share is next determined.

Payment for orders that are not accepted will be returned to investors promptly. An investor’s financial institution may charge a fee for wiring its account.

An individual or Authorized Firm that purchases or holds shares and is determined by the Funds, at any time, to be ineligible to invest in the Funds, will be required to redeem those shares immediately and bear any associated transaction costs, market exposure risks, and tax consequences.

Redemptions

The right of redemption of shares of a Fund may be suspended or the date of payment postponed (i) for any periods during which the NYSE is closed (other than for customary weekend and holiday closings), (ii) when trading in the markets the Fund normally utilizes is restricted, or an emergency, as defined by the rules and regulations of the SEC, exists, making disposal of a Fund’s investments or determination of its net asset value not reasonably practicable or (iii) for such other periods as the SEC by order may permit for the protection of the Fund’s shareholders.

PURCHASE, REDEMPTION AND EXCHANGE OF SHARES

Orders for the redemption of shares also may be suspended or delayed in emergency situations that severely affect the operations of the NYSE, the Trust or its service providers, such as the severe storm and flooding in 2012 that affected New York City and other parts of the east coast of the United States.

A shareholder who pays for Fund shares by personal check will receive the proceeds of a redemption of those shares when the purchase check has been collected, which may take up to

15 days or more. Shareholders who anticipate the need for more immediate access to their investment should purchase shares with federal funds or bank wire or by a certified or cashier’s check.

An investor may redeem all or a portion of the shares on any day that the Fund is open for business. Redemption requests received in good order on that day will be effected at the net asset value next determined after the close of regular trading on the NYSE. Redemption requests received in proper form after the close of business of the NYSE will be effected at the net asset value as next determined. Investors must specify the class of shares to be redeemed if they hold both Service Class and Investment Class shares of a Fund. Certain redemptions are subject to a redemption fee. For information on redemption fees, please see “PURCHASE, REDEMPTION AND EXCHANGE OF SHARES – Redemption Fees” later in this SAI.

Redemptions-in-Kind. If the Board determines that it would be detrimental to the best interests of a Fund’s shareholders to make a redemption payment wholly in cash, the Trust may pay, in accordance with rules adopted by the SEC, any portion of a redemption in excess of the lesser of $250,000 or 1% of a Fund’s net assets by a redemption in kind of portfolio securities in lieu of cash except to the extent described below. Redemptions failing to meet this threshold must be made in cash. Portfolio securities issued in a distribution in kind will be deemed by GEAM to be readily marketable. Shareholders receiving distributions in kind of portfolio securities may incur brokerage commissions when subsequently disposing of those securities. If the law applicable to a Fund or an investor in the Fund (such as the law of a foreign jurisdiction where the Fund’s shares are sold) does not permit redemptions in kind to shareholders, the Fund will effect redemptions for those shareholders in cash on the normal redemption schedule described in the prospectus.

Exchange Privilege

As described in the Prospectus, a shareholder of the Investment Class of a Fund may exchange such shares for Investment Class shares of another Fund or for Service Class shares of the same or another Fund. Likewise, shareholders of the Service Class shares of a Fund may exchange such shares for Service Class shares of another Fund or for Investment Class shares of the same or another Fund, provided the shareholder meets the eligibility requirement for the requested share class.

The exchange privilege described in the Prospectus enables a shareholder of a Fund to acquire shares in a Fund having a different investment objective and policies when the shareholder believes that a shift between Funds is an appropriate investment decision. Upon receipt of proper instructions and all necessary supporting documents, and provided the Fund is an available option, the shareholder meets the minimum investment requirement for the Fund that is the “target” of the exchange, and such Fund may be legally sold in the shareholder’s state of residence, shares submitted for exchange are redeemed at the then-current net asset value and the proceeds are immediately invested in shares of the Fund being acquired. The Trust reserves the right to reject any exchange request and may, upon 60 days’ prior written notice to a Fund’s shareholders, terminate the exchange privilege. An exchange may be subject to a redemption fee. For information on redemption fees, please see “PURCHASE, REDEMPTION AND EXCHANGE OF SHARES – Redemption Fees” later in this SAI.

Redemption Fees (currently suspended)

To discourage shareholders from engaging in disruptive trading in the International Fund, and to offset brokerage commissions, market impact, and other costs associated with disruptive trading, a 2% redemption fee is charged on redemptions of shares of the International Fund. The 2% redemption fee is charged on redemptions of shares of the International Fund that are redeemed (either by selling the shares or exchanging into any other Fund) within 90 days of purchase (either by buying the shares or exchanging into the International Fund), subject to certain exceptions. Shares of the International Fund held for more than 90 days are not subject to the 2% redemption fee. This fee is paid to the International Fund, not GE Asset Management or the Distributor. Shares held the longest will always be redeemed first. If a shareholder transfers shares to a different account registration or converts them to a different share class, the shares will retain their original purchase date for purposes of assessing the redemption fee.

The redemption fee does not apply to shares: (1) acquired through dividends or capital gains investments; (2) purchases through a defined contribution retirement plan (such as 401(k) and 403(b) plans); (3) redeemed because of death or disability, as defined in the Code; (4) that are mandatory retirement distributions of IRA accounts that represent the minimum required distribution from an IRA; and (5) that are redemptions effected through a Systematic Withdrawal Plan. These exceptions apply to shares purchased or redeemed either directly with the Fund or its transfer agent or indirectly through an Authorized Firm.

The 2% redemption fee will also be imposed by an Authorized Firm on transactions in shares held in certain omnibus accounts that are not exempt as described above.

The redemption fee has currently been suspended. It may be reinstated at any time without prior notice.

NET ASSET VALUE

The Trust will not calculate net asset value on days that the NYSE is closed. The following holidays are observed: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. On those days, securities held by a Fund may nevertheless be actively traded, and the value of the Fund’s shares could be significantly affected. The value of the portfolio securities held by each Fund may change on such days when shareholders will not be able to purchase or redeem the Fund’s shares.

The calculation of the net asset value may be suspended or delayed in emergency situations that severely affect the operations of the NYSE, the Trust or its service providers, such as the severe storm and flooding in 2012 that affected New York City and other parts of the east coast of the United States.

Fund shares are sold and redeemed at net asset value (NAV). The NAV of each share is calculated as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, each day the NYSE is open for trading. Because of the need to obtain prices as of the close of trading on various exchanges throughout the world, the calculation of the net asset value of certain Funds may not take place contemporaneously with the determination of the prices of many of their portfolio securities used in the calculation. Normally, this means that a Fund will use prices for foreign securities from market closings that occur earlier than when the net asset value is calculated, but this may also mean that securities may be priced with closing prices from a market that closes shortly after the NYSE closes, such as for some exchange traded funds (ETFs) traded on the NYSE Amex Equities (or any other exchange) and exchange traded index futures contracts and options, which normally close trading at 4:15 p.m. Eastern time. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for the security. All assets and liabilities of the Funds initially expressed in foreign currency values will be converted into U.S. dollar values at the WM/Reuters 11:00 a.m. Eastern time exchange rate. If quotations are not readily available for a portfolio security, or if it is believed that the price or quotation for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Board that are designed to more accurately reflect the “fair value” of that portfolio security. An affected portfolio security held by any Fund could be valued using these procedures.

The NAV per share class for each Fund is determined by adding the value of the Fund’s investments, cash, and other assets attributable to that class, subtracting its liabilities, and then dividing the result by the number of that class’ outstanding shares.

A Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sales price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid price as reported by an independent pricing service. The pricing services use various pricing models for each asset class. The inputs and assumptions to the models of the pricing services are derived from market observable sources, which may include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers and other market related data. Since many fixed income securities do not trade on a daily basis, the methodology of a pricing service may also use other available information such as benchmark curves, benchmarking of similar securities, sector groupings, and matrix pricing, as applicable, Thus, certain securities may not be priced using market quotations, but rather determined from market observable information. In the absence of a reliable bid price from such a pricing service, debt securities may be valued based on broker or dealer supplied valuations or quotations.

A Fund may use non-binding broker or dealer quotes for valuation when there is limited or no relevant market activity for a specific investment or for other investments that share similar characteristics, and a price is not provided by a pricing service or is deemed not to be reliable.

A Fund’s written or purchased options are valued at the last sales price, or if no sales occurred that day, at the last reported bid price. Portfolio securities of the Money Market Fund and any short-term securities of sufficient credit quality held by any other Fund with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the instrument. Although this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Money Market Fund would receive if it sold the instrument.

The use of the amortized cost method of valuing the portfolio securities of the Money Market Fund is permitted by a rule adopted by the SEC. Under this rule, the Money Market Fund must maintain a dollar-weighted average portfolio maturity of 60 days or less, purchase only instruments having remaining maturities of 397 calendar days or less, and invest only in “eligible securities” as defined in the rule, which are determined by GEAM to present minimal credit risks. Pursuant to the rule, GEAM has established procedures designed to stabilize, to the extent reasonably possible, the Fund’s price per share as computed for the purpose of sales and redemptions at $1.00. These procedures include review of the Money Market Fund’s portfolio holdings at such intervals as GEAM may deem appropriate, to determine whether the Fund’s net asset value calculated by using available market quotations or market equivalents deviates from $1.00 per share based on amortized cost.

The rule regarding amortized cost valuation provides that the extent of certain significant deviations between the Money Market Fund’s net asset value based upon available market quotations or market equivalents and the $1.00 per share net asset value based on amortized cost must be examined by the Board. In the event the Board determines that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders of the Money Market Fund, the Board must, in accordance with the rule, cause the Fund to take such corrective action as the Board regards as necessary and appropriate, including: selling portfolio instruments of the Fund prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends or paying distributions from capital or capital gains; redeeming shares in kind; or establishing a net asset value per share by using available market quotations.

If prices are not readily available for a portfolio security, or if it is believed that the price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Board that are designed to establish its “fair value”. Those procedures require that the fair value of a security be established by a valuation committee of GEAM. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio securities primary market and before the close of regular trading on the NYSE. This independent fair value pricing service uses a proprietary model to identify affected securities, taking into consideration various factors and the fair value of such securities may be something other than the last available quotation or other market price.

Fair value determinations generally are used for securities whose value is affected by a significant event that may materially affect the value of a security, and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Fund’s NAV.

The value established for such a portfolio security valued other than by use of a market quotation (as described above) may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time and it is possible that the Fund would incur a loss because a portfolio security is sold at a discount to its established value. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Portfolio securities that are valued using techniques other than market quotations, particularly securities that are “fair valued,” are subject to valuation risk.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

Net investment income (that is, income other than long- and short-term capital gains) and net realized long- and short-term capital gains are determined separately for each Fund. Dividends of a Fund which are derived from net investment income and distributions of net realized long- and short-term capital gains paid by a Fund to a shareholder will be automatically reinvested in additional shares of the same Class of the Fund, respectively, and deposited in the shareholder’s account, unless the shareholder instructs the Trust, in writing or by telephone, to pay all dividends and distributions in cash. Shareholders may contact the Trust for details concerning this election. However, if it is determined that the U.S. Postal Service cannot properly deliver Fund mailings to a shareholder, the Fund may terminate the shareholder’s election to receive dividends and other distributions in cash. Thereafter, the shareholder’s subsequent dividends and other distributions will be automatically reinvested in additional shares of the Fund until the shareholder notifies the Fund in writing of his or her correct address and requests in writing that the election to receive dividends and other distributions in cash be reinstated. No interest will accrue on amounts represented by uncashed dividend, distribution or redemption checks. Dividends attributable to the Income Fund and Money Market Fund are declared daily and paid monthly.

Dividends attributable to the net investment income of the Premier Fund, U.S. Equity Fund, Small-Cap Equity Fund, U.S. Large-Cap Core Equity Fund, International Fund, S&P 500 Index Fund and Strategic Investment Fund are declared and paid annually. If a shareholder redeems all of his shares of the Income Fund or the Money Market Fund at any time during a month, all dividends to which the shareholders is entitled will be paid to the shareholder along with the proceeds of his redemption. Written confirmations relating to the automatic reinvestment of daily dividends will be sent to shareholders within five days following the end of each quarter for the Income Fund, and within five days following the end of each month for the Money Market Fund. Distributions of any net realized long-term and short-term capital gains earned by a Fund will be made annually. These dividends and distributions are intended to comply with the requirements of the Code and are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. All expenses of the Income Fund and the Money Market Fund are accrued daily and deducted before declaration of dividends to shareholders. Earnings of the Income Fund and the Money Market Fund for Saturdays, Sundays and holidays will be declared as dividends on the business day immediately preceding the Saturday, Sunday or holiday. As a result of the different service and distribution fees applicable to the Classes, the per share dividends and distribution on Investment Class shares will be higher than those on the Service Class shares.

Each Fund is subject to a 4% non-deductible excise tax measured with respect to certain undistributed amounts of net investment income and capital gains. If necessary to avoid the imposition of this tax, and if in the best interests of the Fund’s shareholders, the Trust will declare and pay dividends of the Fund’s net investment income and distributions of the Fund’s net capital gains more frequently than stated above.

Taxation of the Funds and Their Investments

The following is a summary of the federal taxation of the Funds and their investments and is based on tax laws and regulations in effect on the date of this SAI. Tax law is subject to change by legislative, administrative or judicial action, possibly with retroactive effect.

Each Fund is treated as a separate taxpayer for federal income tax purposes. The Trust intends for each Fund to elect to be treated as a regulated investment company under Subchapter M of the Code and to continue to qualify as a regulated investment company each year. If a Fund: (1) continues to qualify as a regulated investment company, and (2) distributes to its shareholders at least the sum of (i) 90% of its investment company taxable income (including for this purpose its net ordinary investment income and any excess of its net realized short-term capital gains over its net realized long-term capital losses) and (ii) 90% of its tax-exempt interest income (reduced by certain expenses) (collectively, the “90% distribution requirement”), (which the Trust intends each Fund to do), then under the provisions of Subchapter M of the Code, the Fund will not be subject to federal income tax on the portion of its investment company taxable income and net capital gain (i.e., net long-term capital gain in excess of short-term capital loss) it distributes to shareholders (or treats as having been distributed to shareholders).

If for any taxable year a Fund fails to qualify as a regulated investment company or fails to satisfy the 90% distribution requirement, then all of its taxable income becomes subject to federal, and possibly state, income tax at regular corporate rates (without any deduction for distributions to its shareholders) and distributions to its shareholders constitute dividend income (including dividends derived from capital gains or interest on tax-exempt obligations) to the extent of such Fund’s available earnings and profits.

Each Fund must meet several requirements to maintain its status as a regulated investment company. These requirements include the following: (1) at least 90% of each Fund’s gross income for each taxable year must be derived from dividends, interest, payments with respect to loaned securities, gains from the sale or disposition of securities (including gains from related investments in foreign currencies), and other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such securities or currencies; and (2) at the close of each quarter of each Fund’s taxable year, (a) at least 50% of the value of each Fund’s total assets must consist of cash, cash items, securities of other regulated investment companies, U.S. Government securities and other securities (with such securities of any one issuer being limited to no more than 5% of the value of each Fund and to no more than 10% of the outstanding voting securities of such issuer), and (b) each Fund must not invest more than 25% of its total assets in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), or of two or more issuers that are controlled by the Fund and that are engaged in the same or similar trades or businesses or related trades or businesses, or the securities of one or more “qualified publicly-traded partnerships”.

In addition, in order to avoid a 4% nondeductible federal excise tax on certain undistributed income of, each Fund generally must distribute in a timely manner the sum of (1) 98% of its ordinary income for each calendar year, (2) 98.2% of its capital gain net income for the one-year period ending October 31 in that calendar year, and (3) any income not distributed in prior years (the “excise tax avoidance requirements”).

Each Fund generally will endeavor to distribute (or treat as deemed distributed) to shareholders all of its investment company taxable income and its net capital gain, if any, for each taxable year so that it will not incur federal income or excise taxes on its earnings.

Investment income received by a Fund from sources within foreign countries, or capital gains earned by the Funds investing in securities of foreign issuers, may be subject to foreign income taxes withheld at the source. In this regard, withholding tax rates in countries with which the United States does not have a tax treaty are often as high as 35% or more. The United States has entered into tax treaties with many foreign countries that entitle the Funds to a reduced rate of tax or an exemption from tax on income and gains from such countries. The effective rate of foreign tax cannot be determined at this time since the amount of these Funds’ assets to be invested within various countries is not yet known. The Trust intends that the Funds seek to operate so as to qualify for treaty-reduced rates of tax when applicable.

In addition, if a Fund qualifies as a regulated investment company under the Code, and if more than 50% of the Fund’s total assets at the close of the taxable year consists of securities of foreign corporations, the Fund may elect, for U.S. federal income tax purposes, to treat foreign income taxes paid by the Fund (including certain withholding taxes) that can be treated as income taxes under U.S. income tax principles as paid by its shareholders. The Fund with “International” in its name anticipates that it may qualify for and make this election in most, but not necessarily all, of its taxable years. If a Fund makes such an election, an amount equal to the foreign income taxes paid by the Fund will be included in the income of its shareholders and the shareholders often are entitled to credit their portions of this amount against their U.S. tax liabilities, if any, or to deduct those portions from their U.S. taxable income, if any. Shortly after any year for which a Fund makes such an election, it will report to its shareholders, in writing, the amount per share of foreign tax that must be included in each shareholder’s gross income and the amount that will be available as a deduction or credit against the shareholder’s own tax liability. Shareholders must itemize their deductions in order to deduct foreign taxes. Certain limitations may apply that could limit the extent to which the credit or the deduction for foreign taxes may be claimed.

If a Fund acquires stock in certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, rents, royalties or capital gain) or hold at least 50% of their total assets in investments producing such passive income (“passive foreign investment companies”), that Fund could be subject to federal income tax and additional interest charges on “excess distributions” received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by the Fund is timely distributed to its shareholders. The Fund would not be able to pass through to its shareholders any credit or deduction for such a tax. Certain elections may, if available, ameliorate these adverse tax consequences, but any such election requires the applicable Fund to recognize taxable income or gain without the concurrent receipt of cash. Any Fund that acquires stock in foreign corporations may limit and/or manage its holdings in passive foreign investment companies to minimize its tax liability.

A Fund’s transactions in foreign currencies, forward contracts, options contracts and futures contracts are subject to special provisions of the Code (including provisions relating to “hedging transactions” and “straddles”) that, among other things, may affect the character of gains and losses realized by the Fund (that is, may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer losses of the Fund. These rules (1) could affect the character, amount and timing of distributions to shareholders of a Fund, (2) could require the Fund to “mark-to-market” certain types of the positions in its portfolio (that is, treat them as if they were closed out at the end of each year) and (3) may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the 90% distribution requirement or result in the imposition of excise tax.

For example, foreign exchange gains and losses realized by a Fund in connection with certain transactions involving non-dollar debt securities, certain foreign currency futures contracts, foreign currency option contracts, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Code provisions which generally treat such gains and losses as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders. Any such transactions that are not directly related to a Fund’s investment in securities (possibly including speculative currency positions or currency derivatives not used for hedging purposes) could, under future Treasury regulations, produce income not among the types of “qualifying income” from which the Fund must derive at least 90% of its annual gross income.

In addition, each Fund that invests in certain payment-in-kind securities, zero coupon obligations or certain deferred interest securities (and, in general, any other securities with original issue discount or with market discount if the Fund elects to include market discount in current income) must accrue income on such investments prior to the receipt of the corresponding cash. However, because each Fund must meet the 90% distribution requirement to qualify as a regulated investment company, a Fund may have to dispose of its portfolio investments under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy distribution requirements.

The Federal income tax rules applicable to interest rate swaps, caps and floors are unclear in certain respects, and a Fund may be required to account for these transactions in a manner that, in certain circumstances, may limit the degree to which it may utilize these transactions.

Each Fund seeks to monitor its transactions to make the appropriate tax elections and make the appropriate entries in its books and records when the Fund acquires any foreign currency, forward contract, option, futures contract or hedged investment, to mitigate the effect of these rules and prevent disqualification of the Fund as a regulated investment company.

Capital Loss Carryforwards

As of September 30, 2012, the following Funds have capital loss carryforwards as indicated below. The capital loss carryforwards of each such Fund are available to offset that Fund’s future capital gains realized prior to the expiration of the applicable carryforwards to the extent provided in the Code and regulations thereunder. Under the tax law, capital losses sustained in future taxable years will not expire and may be carried over by the Funds without limitation.

Fund	Short Term		Long Term	Expiration Dates: September 30,
U.S. Equity Fund		$31,865,887	$—	2018

S&P 500 Index Fund	$ $ $	71,496 21,981,414 1,202,747 —	4,039,895	2017 2018 2019 N /A

Premier Fund	$ $	8,889,054 881,702	— —	2018 2019

International Fund	$ $ $	53,570,899 292,151,619 140,255,693 18,196,598	— — — 13,562,070	2017 2018 2019 N/A

Strategic Investment Fund		$19,113,141	—	2018

Money Market Fund	$ $	15,103 68	— —	2017 2018

Taxation of U.S. Shareholders

The following is a summary of certain Federal income tax considerations regarding the purchase, ownership and disposition of shares of the Funds and is based on tax laws and regulations in effect on the date of this SAI. Tax law is subject to change by legislative, administrative or judicial action, possibly with retroactive effect. The following discussion relates solely to U.S. federal income tax law as applicable to U.S. taxpayers (e.g., U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts or estates). The discussion does not address special tax rules applicable to certain classes of investors, such as qualified retirement accounts or trusts, tax-exempt entities, insurance companies, banks and other financial institutions or to non-U.S. taxpayers. Dividends, capital gain distributions, and ownership of or gains realized on the redemption (including an exchange) of the shares of a Fund may also be subject to state and local taxes. This summary does not address any federal estate tax issues that may arise from ownership of Fund shares. Shareholders should consult their own tax advisers as to the federal, state or local tax consequences of ownership of shares of, and receipt of distributions from, the Funds in their particular circumstances.

Distributions by a Fund of the excess of its net long-term capital gains over its net short-term capital losses which are properly reported by a Fund as “capital gain dividends” are taxable to a shareholder as long-term capital gain regardless of a shareholder’s holding period for his or her shares and regardless of whether such distributions are paid in cash or reinvested in additional shares. All other dividends of a Fund (including dividends from short-term capital gains) from its current and accumulated earnings and profits (“regular dividends”) are generally subject to tax as ordinary income.

Special rules apply to regular dividends paid to individuals. Such a dividend, may be subject to federal income tax at the rates generally applicable to long-term capital gains for individuals (currently at a maximum rate of 20%), provided that the individual receiving the dividend satisfies certain holding period and other requirements. Dividends subject to these special rules are not actually treated as capital gains, however, and thus are not included in the computation of an individual’s net capital gain and generally cannot be used to offset capital losses. The long-term capital gains rates will apply to: (i) 100% of the regular dividends paid by a Fund to an individual in a particular taxable year if 95% or more of the Fund’s gross income (ignoring gains attributable to the sale of stocks and securities except to the extent net short-term capital gain from such sales exceeds net long-term capital loss from such sales) in that taxable year is attributable to qualified dividend income received by the Fund; or (ii) the portion of the regular dividends paid by a Fund to an individual in a particular taxable year that is attributable to qualified dividend income received by a Fund in that taxable year if such qualified dividend income accounts for less than 95% of the Fund’s gross income (ignoring gains attributable to the sale of stocks an securities except to the extent net short-term capital gain from such sales exceeds net long-term capital loss from such sales) for that taxable year. For this purpose, “qualified dividend income” generally means income from dividends received by a Fund from U.S. corporations and qualifying foreign corporations, provided that the Fund satisfies certain holding period requirements in respect of the stock of such corporations and has not hedged its position in the stock in certain ways. However, qualified dividend income does not include any dividends received from tax-exempt corporations. Also, dividends received by a Fund from a real estate investment trust or another regulated investment company generally are qualified dividend income only to the extent the dividend distributions are made out of qualified dividend income received by such real estate investment trust or other regulated investment company. In the case of securities lending transactions, payments in lieu of dividends are not qualified dividend income. If a shareholder elects to treat Fund dividends as investment income for purposes of the limitation on the deductibility of investment interest, such dividends would not be a qualified dividend income.

In addition, a 3.8% Medicare contribution tax generally applies to dividend income and net capital gains for taxpayers whose adjusted gross income exceeds $200,000 for single filers or $250,000 for married joint filers.

We will send you information after the end of each year setting forth the amount of dividends paid by us that are eligible for the reduced rates.

If an individual receives a dividend qualifying for long-term capital gains rates and such a dividend constitutes an “extraordinary dividend,” and the individual subsequently recognizes a loss on the sale or exchange of stock in respect of which the extraordinary dividend was paid, then the loss will be long-term capital loss to the extent of such extraordinary dividend. An “extraordinary dividend” on common stock for this purpose is generally a dividend (i) in an amount greater than or equal to 10% of the taxpayer’s tax basis (or trading value) in a share of stock, aggregating dividends with ex-dividend dates within an 85-day period or (ii) in an amount greater than or equal to 20% of the taxpayer’s tax basis (or trading value) in a share of stock, aggregating dividends with ex-dividend dates within a 365-day period.

Distributions, if any, in excess of earnings and profits usually constitute a return of capital, which first reduces an investor’s tax basis in his or her Fund’s shares and thereafter (after such basis is reduced to zero) generally gives rise to capital gains. Shareholders electing to receive distributions in the form of additional shares have a cost basis for federal income tax purposes in each share so received equal to the amount of cash they would have received had they elected to receive the distributions in cash.

A Fund’s ordinary income dividends to corporate shareholders may, if certain conditions are met, qualify for the dividends received deduction to the extent that the Fund has received dividend income during the taxable year that otherwise qualifies for the deduction; capital gain dividends distributed by a Fund are not eligible for the dividends received deduction. In order to constitute an eligible qualifying dividend, a dividend must be from a U.S. domestic corporation in respect of the stock of such corporation that has been held by the Fund, for federal income tax purposes, for at least 61 days during the 121-day period that begins 60 days before the stock becomes ex-dividend (or, in the case of preferred stock, 91 days during the 181-day period that begins 90 days before the stock becomes ex-dividend). Generally, the Fund must also report the portion of any distribution that is eligible for the dividends received deduction in a written notice to shareholders. In addition, in order to be eligible to claim the dividends received deduction with respect to distributions from a Fund, corporate shareholders must meet the foregoing minimum holding period requirements with respect to their shares of the Fund. If a corporation borrows to acquire shares of a Fund, it may be denied a portion of the dividends received deduction to which it would otherwise be eligible to claim. The entire eligible dividend, including the otherwise deductible amount, is included in determining the excess (if any) of a corporate shareholder’s adjusted current earnings over its alternative minimum taxable income, which may increase its alternative minimum tax liability. Additionally, any corporate shareholder should consult its tax adviser regarding the possibility that its basis in its shares may be reduced, for Federal income tax purposes, by reason of “extraordinary dividends” (as described above) received with respect to the shares, for the purpose of computing its gain or loss on redemption or other disposition of the shares.

A Fund may elect to retain some or all of its net capital gain for a tax year, but designate the retained amount as a “deemed distribution.” In that case, among other consequences, the Fund pays tax on the retained amount for the benefit of its shareholders, the shareholders are required to report their share of the deemed distribution on their tax returns as if it had been distributed to them, and the shareholders may claim a credit for the tax paid thereon by the Fund. The amount of the deemed distribution net of such tax is added to the shareholder’s tax basis for his or her shares. Since the Trust expects a Fund to pay tax on any retained net capital gain at its regular corporate capital gain tax rate, and since that rate is in excess of the maximum rate currently payable by individuals on long-term capital gain, the amount of tax that individual shareholders are treated as having paid will exceed the amount of tax that such shareholders would be required to pay on the retained net capital gain. A shareholder that is not subject to U.S. Federal income tax or tax on long-term capital gain should be able to file a return on the appropriate form or a claim for refund that allows such shareholder to recover the taxes paid on his or her behalf. In the event the Trust chooses this option on behalf of a Fund, the Trust must provide written notice to the shareholders prior to the expiration of 60 days after the close of the relevant tax year.

Any dividend declared by a Fund in October, November, or December of any calendar year, payable to shareholders of record on a specified date in such a month and actually paid during January of the following year, is treated as if it had been received by the shareholders on December 31 of the year in which the dividend was declared.

An investor should consider the tax implications of buying shares just prior to a distribution. Even if the price of the shares includes the amount of the forthcoming distribution, the shareholder generally will be taxed upon receipt of the distribution and will not be entitled to offset the distribution against the tax basis in his or her shares. In addition, an investor should be aware that, at the time he or she purchases shares of a Fund, a portion of the purchase price is often attributable to realized or unrealized appreciation in the Fund’s portfolio or undistributed taxable income of the Fund. Subsequent distributions from such appreciation or income may be taxable to such investor even if the net asset value of the investor’s shares is, as a result of the distributions, reduced below the investor’s cost for such shares, and the distributions in reality represent a return of a portion of the purchase price.

A shareholder generally recognizes taxable gain or loss on a sale or redemption (including by exercise of the exchange privilege) of his or her shares. The amount of the gain or loss is measured by the difference between the shareholder’s adjusted tax basis in his or her shares and the amount of the proceeds received in exchange for such shares. Any gain or loss arising from (or, in the case of distributions in excess of earnings and profits, treated as arising from) the sale or redemption of shares is a capital gain or loss if the shares are held as capital assets. This capital gain or loss normally is treated as a long-term capital gain or loss if the shareholder has held his or her shares for more than one year at the time of such sale or redemption; otherwise, it is classified as short-term capital gain or loss. If, however, a shareholder receives a capital gain dividend with respect to any share of a Fund, and if the share is sold before it has been held by the shareholder for at least six months, then any loss on the sale or exchange of the share, to the extent of the capital gain dividend, is treated as a long-term capital loss.

In addition, all or a portion of any loss realized upon a taxable disposition of shares may be disallowed if other shares of the same Fund are purchased (including any purchase through a reinvestment of distributions from the Fund) within 30 days before or after the disposition. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Also, if a shareholder who incurred a sales charge on the acquisition of shares of a Fund sells his or her shares within 90 days of purchase and subsequently acquires shares of another Fund of the Trust on which a sales charge normally is imposed without paying such sales charge in accordance with the exchange privilege described in the Prospectus, such shareholder will not be entitled to include the amount of the sales charge in his or her basis in the shares sold for purposes of determining gain or loss unless certain conditions are met. In these cases, any gain on the disposition of the shares of the Fund is increased, or loss decreased, by the amount of tax the sales charge paid when the shares were acquired, and that amount will increase the adjusted basis of the shares of the Fund subsequently acquired.

Each Fund sends to each of its shareholders, as promptly as possible after the end of each calendar year, a notice detailing, on a per share and per distribution basis, the amounts includible in such shareholder’s taxable income for such year as ordinary income and as long-term capital gain. In addition, the federal tax status of each year’s distributions generally is reported to the Internal Revenue Service (“IRS”). Distributions may also be subject to additional state, local, and foreign taxes depending on a shareholder’s particular situation.

Each Fund may be required to withhold U.S. federal income tax at a rate of 28% (“backup withholding’’) from all taxable distributions payable to (1) any shareholder who fails to furnish the Fund with its correct taxpayer identification number or a certificate that the shareholder is exempt from backup withholding, and (2) any shareholder with respect to whom the IRS notifies the Fund that the shareholder has failed to properly report certain interest and dividend income to the IRS and to respond to notices to that effect. An individual’s taxpayer identification number is his or her social security number. The 28% backup withholding tax is not an additional tax and may be credited against a taxpayer’s regular federal income tax liability.

Foreign shareholders, including shareholders who are nonresident alien individuals, may be subject to U.S. withholding tax on certain distributions at a rate of 30% or such lower rates as may be prescribed by any applicable treaty. In addition, if the information reporting requirements of recently enacted legislation (known as FATCA) are not met, the United States may impose additional U.S. withholding tax at the 30% rate on certain foreign financial institutions and other foreign entities with respect to distributions on and proceeds from the sale or disposition of shares in the Funds. This legislation will generally be effective for payments of dividends made on or after January 1, 2014 and payments of gross proceeds from sales of stock made on or after January 1, 2017. Shareholders should consult their tax advisors regarding the possible implications of this legislation as well as the other U.S. federal, state, local and foreign tax consequences of an investment in our Funds.

PRINCIPAL STOCKHOLDERS

The current trustees and officers of each Fund, as a group, beneficially owned less than 1% of each Fund’s outstanding shares. Those investors shown to own more than 25% of a Fund in the following table may be deemed to control those Funds (each a “CP”). Any CP can have a significant impact on the outcome of a shareholder vote. In addition, certain Funds are owned by more than one CP controlled by GE and, collectively, they could significantly impact the outcome of any shareholder vote. Each CP denoted by an asterisk is controlled by General Electric Company (“GE”) or is an employee benefit plan for an entity controlled by GE, a New York corporation. For more information about GE and its subsidiaries, please refer to GE’s 10-K for the fiscal year ended December 31, 2012.

The following persons are the only persons known by the Trust to hold of record more than 5% of the outstanding shares of any class of the Funds as of December 31, 2012.

Name and Address Of Record Owner	Amount of Ownership (In Shares)	Percent of Class	Percent of Fund
INTERNATIONAL FUND – INVESTMENT CLASS

NFS LLC FEBO FIIOC INC 100 Magellan Way KW1C Covington KY41015	99,596,811.834	61.4%	57.9%

PIMS/Prudential Retirement As Nominee for the TTEE/Cust Prudential Employees Savings 751 Broad Street – 18th Floor Newark NJ 07102-3777	13,051,574.118	8.1%	7.6%

The Northern Trust Co TTEE FBO Amgen-DV Retirement Attn: Maria Cabral 801 S Canal Street Chicago IL 60607-4715	10,546,097.692	6.5%	6.1%

NFS LLC FEBO State Street Bank Trust Co 1600 Summer Street Stamford CT 06905-5125	9,338,466.422	5.8%	5.4%

INTERNATIONAL FUND – SERVICE CLASS

National Financial Services LLC for the Exclusive Benefit of our Customers 200 Liberty Street New York, New York 10281	9,967,151.814	99.0%	5.8%

Name and Address Of Record Owner	Amount of Ownership (In Shares)	Percent of Class	Percent of Fund
PREMIER FUND – INVESTMENT CLASS

State Street Bank & Trust Co Cust FBO UBS Savings & Investment Plan 105 Rosemont Road Westwood, MA 02090-2318	7,464,832.191	33.5%	33.2%

WELLS FARGO FBO Various Retirement Plans 1525 West WT Harris Blvd Charlotte, NC 28288-1151	6,646,087.788	29.8%	29.5%

Mid Basic Retirement Plan Attn Treasurer PO Box 4060 Modesto, CA 95352-4060	2,189,723.948	9.8%	9.7%

Frontier Trust Company FBO The Instrumentarium Savings Investm P.O. Box 10758 Fargo, ND 58106	1,472,729.946	6.6%	6.5%

Wells Fargo Bank NA FBO MOA Trust Fund - Commingled PO Box 1533 Minneapolis, MN 55480	1,174,845.989	5.2%	5.2%

PREMIER FUND – SERVICE CLASS

Massachusetts Mutual Insurance Co 1295 State St C105 Springfield, MA 01111-0001	178,604.537	82.2%	0.8%

National Financial Services LLC For the Exclusive Benefit Of Our Customers 200 Liberty St New York, NY 10281-1015	35,911.485	16.5%	0.2%

Name and Address of Record Owner	Amount of Ownership (In Shares)	Percent of Class	Percent of Fund
U.S. LARGE-CAP CORE EQUITY FUND – INVESTMENT CLASS

Minnesota Life Insurance Company ATTN A6-4105 400 Robert St N Saint Paul, MN 55101-2037	3,978,706.409	50.1%	48.1%

Desjardins Financial Security GE Core Value Equity Fund Segregated Funds Dept 8TH FL 95 St Clair Ave West Toronto Ontario CANADA M4V1N7	1,343,602.878	16.9%	16.2%

NFS LLC FEBO FIIOC as Agent for Qualified Employee Benefit Plans (401K) FINOPS-IC FUNDS 100 Magellan Way KW1C Covington, KY 41015	1,235,759.851	15.5%	14.9%

NFS LLC FEBO State Street Bank Trust Co TTEE Various Retirement Plans 1600 Summer St Stamford, CT 06905-5125	765,872.214	9.6%	9.3%

U.S. LARGE-CAP CORE EQUITY FUND – SERVICE CLASS

National Financial Services LLC For the Exclusive Benefit Of Our Customers 200 Liberty St New York, NY 10281-1015	331,488.819	99.2%	4.0%

U.S. EQUITY FUND – INVESTMENT CLASS

NFS LLC FEBO State Street Bank Trust Co TTEE Various Retirement Plans 1600 Summer St Stamford, CT 06905-5125	15,223,968.174	29.3%	29.2%

Standard Life US Equity Fund c/o Mike Scarpellini 1245 Sherbrooke Street West Montreal Quebec Canada H3G 1G3	13,816,155.438	26.6%	26.5%

Frontier Trust Company FBO ASSET MGMT PLAN FOR AFFILS GE COS P.O. Box 10758 Fargo, ND 58106	7,658,304.252	14.8%	14.7%

Name and Address of Record Owner	Amount of Ownership (In Shares)	Percent of Class	Percent of Fund
U.S. EQUITY FUND – INVESTMENT CLASS (cont)

Frontier Trust Company FBO GE Asset Maintenance Plan P.O. Box 10758 Fargo, ND 58106	5,311,450.498	10.2%	10.2%

U.S. EQUITY FUND – SERVICE CLASS

National Financial Services LLC For the Exclusive Benefit Of Our Customers 200 Liberty St New York, NY 10281-1015	241,110.967	99.9%	0.5%

S&P 500 INDEX FUND – INVESTMENT CLASS

NFS LLC FEBO State Street Bank Trust Co TTEE Various Retirement Plans 1600 Summber St Stamford, CT 06905-5125	1,086,350.651	45.4%	39.7%

NFS LLC FEBO BBT CO DBA Wilbranch & Co FBO Non-ERISA Clients Cash PO Box 2887 Wilson, NC 27894-2887	308,395.721	12.9%	11.3%

Defined Benefit Plans Master Trust Agreement Between MRA SYS INC & State Street Bank & Trust Marcia Hanson Salaried Pension Plan 103 Chesapeake Park Plz Middle River, MD 21220-4201	306,698.760	12.8%	11.2%

Defined Benefit Plans Master Trust Agreement Between MRA SYS INC & State Street Bank & Trust Marcia Hanson – Hourly Pension Plan 103 Chesapeake Park Plz Middle River, MD 21220-4201	266,644.914	11.1%	9.8%

Frontier Trust Company FBO TMGA 401(K) PLAN P.O. Box 10758 Fargo, ND 58106	217,473.246	9.1%	8.0%

Frontier Trust Company FBO GENPACT U.S. 401(K) Savings Plan #1 P.O. Box 10758 Fargo, ND 58106	199,870.863	8.3%	7.3%

Name and Address of Record Owner	Amount of Ownership (In Shares)	Percent of Class	Percent of Fund
S&P 500 INDEX FUND – SERVICE CLASS

Charles Schwab & Co Inc Special Custody Account for the Exclusive Benefit of Customers Attn Mutual Funds 101 Montgomery St San Francisco, CA 94104-4122	137,945.956	40.3%	5.0%

Frontier Trust Company FBO Center City Video, Inc. 401(K) PS P P.O. Box 10758 Fargo, ND 58106	81,494.664	23.8%	3.0%

National Financial Services LLC For the Exclusive Benefit Of Our Customers 200 Liberty St New York, NY 10281-1015	75,781.646	22.2%	2.8%

Great-West Trust Company LLC TTEE F Employee Benefits Clients 401K 8515 E Orchard Rd 2T2 Greenwood Village, CO 80111	42,348.790	12.4%	1.5%

STRATEGIC INVESTMENT FUND – INVESTMENT CLASS

NFS LLC FEBO FIIOC INC 100 Magellan Way KW1C Covington, KY 41015	42,970,118.969	67.5%	67.5%

Frontier Trust Company FBO ASSET MGMT PLAN FOR AFFILS GE COS P.O. Box 10758 Fargo, ND 58106	7,579,936.073	11.9%	11.9%

Frontier Trust Company FBO GE ASSET MAINTENANCE PLAN P.O. Box 10758 Fargo, ND 58106	3,738,645.048	5.9%	5.9%

Name and Address of Record Owner	Amount of Ownership (In Shares)	Percent of Class	Percent of Fund
STRATEGIC INVESTMENT FUND – SERVICE CLASS

National Financial Services LLC For the Exclusive Benefit Of Our Customers 200 Liberty St New York, NY 10281-1015	3,700.300	70.7%	0.0%

TD Ameritrade Inc for the Exclusive Benefit of Our Clients PO Box 2226 Omaha, NE 68103-2226	957.085	18.3%	0.0%

Merrill Lynch Pierce Fenner & Smith Inc FBO Sole Benefit of Its Customers 4800 Deer Lake Dr East Jacksonville, FL 32246-6484	572.851	10.9%	0.0%

SMALL-CAP EQUITY FUND – INVESTMENT CLASS

NFS LLC FEBO FIIOC INC 100 Magellan Way KW1C Covington, KY 41015	57,067,317.76	92.7%	92.7%

SMALL-CAP EQUITY FUND – SERVICE CLASS

National Financial Services LLC For the Exclusive Benefit Of Our Customers 200 Liberty St New York, NY 10281-1015	2,732.729	75.1%	0.0%

GE Asset Management Attn Lowell Haims PO Box 7900 Stamford, CT 06904-7900	905.793	24.9%	0.0%

Name and Address of Record Owner	Amount of Ownership (In Shares)	Percent of Class	Percent of Fund
INCOME FUND – INVESTMENT CLASS

Wells Fargo Bank FBO Penske Truck Leasing Co 1525 West WT Harris Blvd Charlotte, NC 28288-1151	15,662,911.888	40.6%	40.6%

NFS LLC FEBO State Street Bank Trust Co TTEE Various Retirement Plans 1600 Summer St Stamford, CT 06905-5125	7,818,331.047	20.3%	20.3%

Frontier Trust Company FBO ASSET MGMT PLAN FOR AFFILS GE COS P.O. Box 10758 Fargo, ND 58106	5,224,708.243	13.5%	13.5%

Frontier Trust Company FBO GE ASSET MAINTENANCE PLAN P.O. Box 10758 Fargo, ND 58106	1,977,720.978	5.1%	5.1%

INCOME FUND – SERVICE CLASS

TD Ameritrade Inc for the Exclusive Benefit of Our Clients PO Box 2226 Omaha, NE 68103-2226	27,871.568	94.3%	0.1%

National Financial Services LLC For the Exclusive Benefit Of Our Customers 200 Liberty St New York. NY 10281-1015	1,646.435	5.6%	0.0%

Name and Address of Record Owner	Amount of Ownership (In Shares)	Percent of Class	Percent of Fund
MONEY MARKET FUND – INVESTMENT CLASS

ZW43 GEI Total Return Attn Ruth Whelan 1600 Summer St Stamford, CT 06905-5125	213,815,06.630	23.1%	23.1%

ZW38 GE INST Income Attn Ruth Whelan 1600 Summer St Stamford, CT 06905-5125	84,623,288.240	9.1%	9.1%

ZW4P GEI Total Return DOM EQ MC Attn Ruth Whelan 1600 Summer St Stamford, CT 06905-5125	80,954,552.940	8.7%	8.7%

ZW31 GE INST Int’l Equity Attn Ruth Whelan 1600 Summer St Stamford, CT 06905-5125	76,333,015.890	8.2%	8.2%

ZQ16 Elfun Income Attn Ruth Whelan 1600 Summer St Stamford, CT 06905-5125	64,623,506.330	7.0%	7.0%

ZW37 INST GE STRAT INVEST COMPOSITE Attn Ruth Whelan 1600 Summer St Stamford, CT 06905-5125	62,825,546.050	6.8%	6.8%

ZQ22 Elfun Trusts Attn Ruth Whelan 1600 Summer St Stamford, CT 06905-5125	51,170,046.080	5.5%	5.5%

MONEY MARKET FUND – SERVICE CLASS

*GE Asset Management Attn Lowell Haims PO Box 7900 Stamford, CT 06904-7900	11,341.660	100.0%	0.0%

FUND HISTORY AND ADDITIONAL INFORMATION

The Trust is an open-end management investment company organized as an unincorporated business trust under the laws of Delaware pursuant to a Certificate of Trust dated May 23, 1997, as amended from time to time. The Trust’s Amended and Restated Declaration of Trust, dated July 24, 1998, as amended from time to time (the “Declaration”) permits the trustees to issue an unlimited number of full and fractional shares of beneficial interest of the Trust par value $.001 per share. Under the Declaration, the trustees have the authority to create and classify shares of beneficial interest in separate series, without further action by shareholders.

Currently, there are eleven Funds in the Trust: the U.S. Equity Fund, S&P 500 Index Fund, Premier Fund, U.S. Large-Cap Core Equity Fund (formerly the Core Value Equity Fund), International Fund, Income Fund, Strategic Investment Fund and Money Market Fund were established as series of the Trust on November 13, 1997. The Small-Cap Equity Fund, High Yield Fund and Small-Cap Growth Fund were added as series of the Trust on May 8, 1998. Additional series may be added in the future.

The Declaration also authorizes the trustees to classify and reclassify the shares of the Trust, or new series of the Trust, into one or more classes. As of the date of this SAI, the trustees have authorized the issuance of two classes of shares of the Funds, designated as the Investment Class shares and the Service Class shares. The shares of each class of each Fund represent an equal proportionate interest in the aggregate net assets attributable to that class of that Fund. Holders of Service Class shares have certain exclusive voting rights on matters relating to the Plan. The different classes of the Fund may bear different expenses relating to the cost of holding shareholder meetings necessitated by the exclusive voting rights of any class of shares.

In the interest of economy and convenience, certificates representing shares of a Fund are not physically issued. BNY Mellon Asset Servicing maintains a record of each shareholder’s ownership of shares of a Fund.

Dividends paid by each Fund, if any, with respect to each class of shares will be calculated in the same manner, at the same time and on the same day and will be in the same amount, except for differences resulting from the facts that: (a) the distribution and service fees relating to Service Class shares will be borne exclusively by that class; and (b) each of the Service Class shares and the Investment Class shares will bear any other class expenses properly allocable to such class of shares, subject to the requirements imposed by the Internal Revenue Service on funds having a multiple-class structure. Similarly, the NAV per share may vary depending on whether Service Class shares or Investment Class shares are purchased. In the event of liquidation, shareholders of each class of each Fund are entitled to share pro rata in the net assets of the class of the Fund available for distribution to these shareholders. Shares entitle their holders to one vote per share, are freely transferable and have no preemptive, subscription or conversion rights. When issued, shares are fully paid and non-assessable.

Unless otherwise required by the 1940 Act or the Declaration, the Trust has no intention of holding annual meetings of shareholders. Fund shareholders may remove a trustee by the affirmative vote of at least two-thirds of the Trust’s outstanding shares and the trustees shall promptly call a meeting for such purpose when requested to do so in writing by the record holders of not less than 10% of the outstanding shares of the Trust.

Shareholder Liability. Generally, Delaware business trust shareholders are not personally liable for obligations of the Delaware business trust under Delaware law. The Delaware Business Trust Act (“DBTA”) provides that a shareholder of a Delaware business trust shall be entitled to the same limitation of liability extended to shareholders of private for-profit corporations. The Declaration expressly provides that the Trust has been organized under the DBTA and that the Declaration is to be governed by and interpreted in accordance with Delaware law. It is nevertheless possible that a Delaware business trust, such as the Trust, might become a party to an action in another state whose courts refuse to apply Delaware law, in which case the Trust’s shareholders could possibly be subject to personal liability.

To guard against this risk, the Declaration: (a) contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides that notice of such disclaimer may be given in each agreement, obligation and instrument entered into or executed by the Trust or its trustees, (b) provides for the indemnification out of Trust property of any shareholders held personally liable for any obligations of the Trust or any Fund, and (c) provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss beyond his or her investment because of shareholder liability is limited to circumstances in which all of the following factors are present: (a) a court refuses to apply Delaware law; (b) the liability arose under tort law or, if not, no contractual limitation of liability was in effect; and (c) the Trust itself would be unable to meet its obligations. In the light of DBTA, the nature of the Trust’s business, and the nature of its assets, the risk of personal liability to a shareholder is remote.

Limitation of Trustee and Officer Liability. The Declaration further provides that the Trust shall indemnify each of its trustees and officers against liabilities and expenses reasonably incurred by them, in connection with, or arising out of, any action, suit or proceeding, threatened against or otherwise involving such trustee or officer, directly or indirectly, by reason of being or having been a trustee or officer of the Trust. The Declaration does not authorize the Trust to indemnify any trustee or officer against any liability to which he or she would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person’s duties.

Limitation of Interseries Liability. All persons dealing with a Fund must look solely to the property of that particular Fund for the enforcement of any claims against that Fund, as neither the trustees, officers, agents or shareholders assume any personal liability for obligations entered into on behalf of a Fund or the Trust. No Fund is liable for the obligations of any other Fund.

Voting. When issued, shares of a Fund will be fully paid and non-assessable. Shares are freely transferable and have no preemptive, subscription or conversion rights. Each of the Service Class and the Investment Class represents an identical interest in a Fund’s investment portfolio. As a result, each Class has the same rights, privileges and preferences, except with respect to: (i) the designation of each Class; (ii) the sales arrangement; (iii) certain expenses allocable exclusively to each Class; and (iv) voting rights on matters exclusively affecting a single Class. The Board does not anticipate that there will be any conflicts among the interests of the holders of the two Classes. The trustees, on an ongoing basis, will consider whether any conflict exists and, if so, will take appropriate action. Certain aspects of the shares may be changed, upon notice to Fund shareholders, to satisfy certain tax regulatory requirements, if the Trust’s Board deems the change necessary by the Board.

When matters are submitted for shareholder vote, each shareholder of each Fund will have one vote for each full share held and proportionate, fractional votes for fractional shares held. In general, shares of all Funds vote as a single class on all matters except (1) matters affecting the interests of one or more of the Funds or Classes of a Fund, in which case only shares of the affected Funds or Classes would be entitled to vote, or (2) when the 1940 Act requires the vote of an individual Fund. Normally, no meetings of shareholders of the Funds will be held for the purpose of electing trustees of the Trust unless and until such time as less than a majority of the trustees holding office have been elected by shareholders of the Trust, at which time the trustees then in office will call a shareholders’ meeting for the election of trustees. Shareholders of record of no less than two-thirds of the outstanding shares of the Trust may remove a trustee through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. A meeting will be called for the purpose of voting on the removal of a trustee at the written request of holders of 10% of the Trust’s outstanding shares.

Counsel. Paul Hastings LLP, 55 Second Street, 24th Floor, San Francisco, CA 94105, serves as counsel for the Trust.

Independent Registered Public Accounting Firm. KPMG LLP, 2 Financial Center, 60 South Street, Boston, MA 02111, serves as the independent registered public accounting firm for the Trust.

FINANCIAL STATEMENTS

The Annual Report dated September 30, 2012, which either accompanies this SAI or has previously been provided to the person to whom this SAI is being sent, is incorporated herein by reference with respect to all information other than the information set forth in the Letter to Shareholders included in the Annual Report.

The Funds that are included in the Annual Report dated September 30, 2012 are the U.S. Equity Fund, S&P 500 Index Fund, Small-Cap Equity Fund, U.S. Large-Cap Core Equity Fund, Premier Fund, International Fund, Strategic Investment Fund, Income Fund and Money Market Fund. The High Yield Fund and the Small-Cap Growth Fund have not yet commenced operations and have no assets as of the date of this SAI.

The Trust will furnish, without charge, a copy of the Annual Report, upon request to the Trust at P.O. Box 9838, Providence, RI 02940, (800) 242-0134.

APPENDIX - DESCRIPTION OF RATINGS

Commercial Paper Ratings

The rating A-1 (and any sub-categories and gradations thereof indicating relative standing) is the highest commercial paper rating assigned by S&P. Paper rated A-1 must have either the direct credit support of an issuer or guarantor that possesses excellent long-term operating and financial strength combined with strong liquidity characteristics (typically, such issuers or guarantors would display credit quality characteristics that would warrant a senior bond rating of AA or higher) or the direct credit support of an issuer or guarantor that possesses above average long-term fundamental operating and financing capabilities combined with ongoing excellent liquidity characteristics. Paper rated A-1 must have the following characteristics: liquidity ratios are adequate to meet cash requirements; long-term senior debt is rated A or better; the issuer has access to at least two additional channels of borrowing; basic earnings and cash flow have an upward trend with allowance made for unusual circumstances; typically, the issuer’s industry is well established and the issuer has a strong position within the industry; and the reliability and quality of management are unquestioned. Capacity for timely payment on issues rated A-2 is satisfactory. However, the relative degree of safety is not as high as issues designated “A-1.”

The rating Prime-1 is the highest commercial paper rating assigned by Moody’s. Among the factors considered by Moody’s in assigning ratings are the following: (a) evaluation of the management of the issuer; (b) economic evaluation of the issuer’s industry or industries and an appraisal of speculative-type risks that may be inherent in certain areas; (c) evaluation of the issuer’s products in relation to competition and customer acceptance; (d) liquidity; (e) amount and quality of long-term debt; (f) trend of earnings over a period of ten years; (g) financial strength of parent company and the relationships that exist with the issue; and (h) recognition by the management of obligations that may be present or may arise as a result of public interest questions and preparations to meet the obligations.

Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This normally will be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Fitch Investors Services, Inc. employs the rating F-1 (and any sub-categories and gradations thereof indicating relative standing) to indicate issues regarded as having the strongest degree of assurance of timely payment. The rating F-1 reflects an assurance of timely payment only slightly less in degree than issues rated F-1+, while the rating F-2 indicates a satisfactory degree of assurance of timely payment although the margin of safety is not as great as indicated by the F-1 categories.

Various NRSROs utilize rankings within ratings categories indicated by a plus or minus sign. The Funds, in accordance with industry practice, recognize such ratings within categories or gradations, viewing for example S&P’s ratings of A-1+ and A-1 as being in S&P’s highest rating category.

Description of S&P Corporate Bond Ratings

AAA — This is the highest rating assigned by S&P to a bond and indicates an extremely strong capacity to pay interest and repay principal.

AA — Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from AAA issues only in small degree.

A — Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated BBB have an adequate capacity to pay interest and repay principal. Adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category (even though they normally exhibit adequate protection parameters) than for bonds in higher rated categories.

BB, B and CCC — Bonds rated BB and B are regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB represents a lower degree of speculation than B, and CCC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

To provide more detailed indications of credit quality, the ratings from AA to B may be modified by the addition of a plus or minus sign to show relative standing within this major rating category.

Description of Moody’s Corporate Bond Ratings

Aaa — Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

A — Bonds that are rated A possess favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa — Bonds that are rated Baa are considered as medium-grade obligations, that is, they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds that are rated B generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds that are rated Caa are of poor standing. These issues may be in default, or present elements of danger may exist with respect to principal or interest.

Moody’s applies numerical modifiers (1, 2 and 3) with respect to the bonds rated Aa through B, The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category.

Description of S&P Municipal Bond Ratings

AAA — Prime — These are obligations of the highest quality. They have the strongest capacity for timely payment of debt service.

General Obligation Bonds — In a period of economic stress, the issuers will suffer the smallest declines in income and will be least susceptible to autonomous decline. Debt burden is moderate. A strong revenue structure appears more than adequate to meet future expenditure requirements. Quality of management appears superior.

Revenue Bonds — Debt service coverage has been, and is expected to remain, substantial. Stability of the pledged revenues is also exceptionally strong due to the competitive position of the municipal enterprise or to the nature of the revenues. Basic security provisions (including rate covenant, earnings test for issuance of additional bonds, debt service reserve requirements) are rigorous. There is evidence of superior management.

AA — High Grade — The investment characteristics of bonds in this group are only slightly less marked than those of the prime quality issues. Bonds rated AA have the second strongest capacity for payment of debt service.

A — Good Grade — Principal and interest payments on bonds in this category are regarded as safe although the bonds are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories. This rating describes the third strongest capacity for payment of debt service. The ratings differ from the two higher ratings of municipal bonds, because:

General Obligation Bonds — There is some weakness, either in the local economic base, in debt burden, in the balance between revenues and expenditures, or in quality of management. Under certain adverse circumstances, any one such weakness might impair the ability of the issuer to meet debt obligations at some future date.

Revenue Bonds — Debt service coverage is good, but not exceptional. Stability of the pledged revenues could show some variations because of increased competition or economic influences on revenues. Basic security provisions, while satisfactory, are less stringent. Management performance appears adequate.

BBB — Medium Grade — Of the investment grade ratings, this is the lowest. Bonds in this group are regarded as having an adequate capacity to pay interest and repay principal. Adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category (even though they normally exhibit adequate protection parameters) than for bonds in higher rated categories.

General Obligation Bonds — Under certain adverse conditions, several of the above factors could contribute to a lesser capacity for payment of debt service. The difference between A and BBB ratings is that the latter shows more than one fundamental weakness, or one very substantial fundamental weakness, whereas, the former shows only one deficiency among the factors considered.

Revenue Bonds — Debt coverage is only fair. Stability of the pledged revenues could show substantial variations, with the revenue flow possibly being subject to erosion over time. Basic security provisions are no more than adequate. Management performance could be stronger.

BB, B, CCC and CC — Bonds rated BB, B, CCC and CC are regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB includes the lowest degree of speculation and CC the highest degree of speculation. While these bonds will likely have some quality and protective characteristics, these characteristics are outweighed by large uncertainties or major risk exposures to adverse conditions.

C — The rating C is reserved for income bonds on which no interest is being paid.

D — Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

S&P’s letter ratings may be modified by the addition of a plus or a minus sign, which is used to show relative standing within the major rating categories, except in the AAA-Prime Grade category.

Description of S&P Municipal Note Ratings

Municipal notes with maturities of three years or less are usually given note ratings (designated SP-1, -2 or -3) to distinguish more clearly the credit quality of notes as compared to bonds. Notes rated SP-1 have a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given the designation of SP-1+. Notes rated SP-2 have satisfactory capacity to pay principal and interest.

Description of Moody’s Municipal Bond Ratings

Aaa — Bonds that are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

A — Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa — Bonds that are rated Baa are considered as medium grade obligations, that is, they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterize bonds in this class.

B — Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca — Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C — Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody’s applies the numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic ratings category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic ratings category.

Description of Moody’s Municipal Note Ratings

Moody’s ratings for state and municipal notes and other short-term loans are designated Moody’s Investment Grade (MIG) and for variable rate demand obligations are designated Variable Moody’s Investment Grade (VMIG). This distinction recognizes the differences between short-term credit risk and long-term risk. Loans bearing the designation MIG 1/VMIG 1 are the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans bearing the designation MIG 2/VMIG 2 are of high quality, with margins of protection ample, although not as large as the preceding group. Loans bearing the designation MIG 3/VMIG3 are of favorable quality, with all security elements accounted for but lacking the undeniable strength of the higher grades. Market access for refinancing, in particular, is likely to be less well established. Loans bearing the designation MIG 4/VMIG 4 are of adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

PART C

OTHER INFORMATION

Item 28.	Exhibits

Exhibit No.	Description of Exhibit

(a)(1)	Certificate of Trust is incorporated herein by reference to Exhibit 1(a) to GE Institutional Funds’ (“Registrant”)
Form N-1A registration statement (File Nos. 333-29337; 811-08257) (the “Registration Statement”) filed with the Securities and Exchange Commission (the “Commission”) on June 16, 1997 (Accession Number 0001010410-97-000104).

(a)(2)	Amended and Restated Declaration of Trust is incorporated herein by reference to Exhibit 1(b) to post-effective amendment number two to the Registration Statement filed with the Commission on July 24, 1998 (Accession Number 0001010410-98-000119).

(b)	N/A.

(c)	N/A.

(d)(1)	Investment Advisory and Administration Agreement between Registrant, on behalf of the Emerging Markets Fund, and GE Asset Management Incorporated (formerly GE Investment Management Incorporated) (“GEAM”), is incorporated herein by reference to Exhibit 5(a) to pre-effective amendment number two to the Registration Statement, filed with the Commission on November 7, 1997 (Accession Number 0001010410-97-000161).

(d)(2)	Investment Advisory and Administration Agreement between Registrant, on behalf of the Premier Growth Equity Fund, and GEAM, is incorporated herein by reference to Exhibit 5(b) to pre-effective amendment number two to the Registration Statement, filed with the Commission on November 7, 1997 (Accession Number 0001010410-97-000161).

(d)(3)	Investment Advisory and Administration Agreement between Registrant, on behalf of the Mid-Cap Growth Fund, and GEAM, is incorporated herein by reference to Exhibit 5(c) to pre-effective amendment number two to the Registration Statement, filed with the Commission on November 7, 1997 (Accession Number 0001010410-97-000161).

(d)(4)	Investment Advisory and Administration Agreement between Registrant, on behalf of the International Equity Fund, and GEAM, is incorporated herein by reference to Exhibit 5(d) to pre-effective amendment number two to the Registration Statement, filed with the Commission on November 7, 1997 (Accession Number 0001010410-97-000161).

(d)(5)	Investment Advisory and Administration Agreement between Registrant, on behalf of the Value Equity Fund, and GEAM, is incorporated herein by reference to Exhibit 5(e) to pre-effective amendment number two to the Registration Statement, filed with the Commission on November 7, 1997 (Accession Number 0001010410-97-000161).

(d)(6)	Investment Advisory and Administration Agreement between Registrant, on behalf of the U.S. Equity Fund, and GEAM, is incorporated herein by reference to Exhibit 5(f) to pre-effective amendment number two to the Registration Statement, filed with the Commission on November 7, 1997 (Accession Number 0001010410-97-000161).

(d)(7)	Investment Advisory and Administration Agreement between Registrant, on behalf of the S&P 500 Index Fund, and GEAM, is incorporated herein by reference to Exhibit 5(g) to pre-effective amendment number two to the Registration Statement, filed with the Commission on November 7, 1997 (Accession Number 0001010410-97-000161).

(d)(8)	Investment Advisory and Administration Agreement between Registrant, on behalf of the Strategic Investment Fund, and GEAM, is incorporated herein by reference to Exhibit 5(h) to pre-effective amendment number two to the Registration Statement, filed with the Commission on November 7, 1997 (Accession Number 0001010410-97-000161).

(d)(9)	Investment Advisory and Administration Agreement between Registrant, on behalf of the Income Fund, and GEAM, is incorporated herein by reference to Exhibit 5(i) to pre-effective amendment number two to the Registration Statement, filed with the Commission on November 7, 1997 (Accession Number 0001010410-97-000161).

(d)(10)	Investment Advisory and Administration Agreement between Registrant, on behalf of the Money Market Fund, and GEAM, is incorporated herein by reference to Exhibit 5(j) to pre-effective amendment number two to the Registration Statement, filed with the Commission on November 7, 1997 (Accession Number 0001010410-97-000161).

(d)(11)	Investment Advisory and Administration Agreement between Registrant, on behalf of the Small-Cap Growth Equity Fund, and GEAM, is incorporated herein by reference to Exhibit 5(k) to post-effective amendment number two to the Registration Statement, filed with the Commission on July 24, 1998 (Accession Number 0001010410-98-000119).

(d)(12)	Investment Advisory and Administration Agreement between Registrant, on behalf of the Small-Cap Value Equity Fund, and GEAM, is incorporated herein by reference to Exhibit 5(1) to post-effective amendment number two to the Registration Statement, filed with the Commission on July 24, 1998 (Accession Number 0001010410-98-000119).

(d)(13)	Amendment Number 1 to Investment Advisory and Administration Agreement dated October 1, 2008 between Registrant, on behalf of Small-Cap Equity Fund and GEAM, is incorporated herein by reference to Exhibit (d)(13) to post-effective amendment number 25 to the Registration Statement, filed with the Commission on September 4, 2008 (Accession Number 0001193125-08-190111).

(d)(14)	Amended and Restated Investment Advisory and Administration Agreement between Registrant, on behalf of the Mid-Cap Value Equity Fund, and GEAM, is incorporated herein by reference to Exhibit (d)(13) to post-effective amendment number four to the Registration Statement, filed with the Commission on January 27, 1999 (Accession Number 0000889812-99-000221).

(d)(15)	Investment Advisory and Administration Agreement between Registrant, on behalf of the High Yield Fund, and GEAM, is incorporated herein by reference to Exhibit 5(n) to post-effective amendment number two to the Registration Statement, filed with the Commission on July 24, 1998 (Accession Number 0001010410-98-000119).

(d)(16)	Investment Advisory and Administration Agreement between Registrant, on behalf of the Europe Fund, and GEAM, is incorporated herein by reference to Exhibit (d)(15) to post-effective amendment number four to the Registration Statement, filed with the Commission on January 27, 1999 (Accession Number 0000889812-99-000221).

(d)(17)	Investment Advisory and Administration Agreement between Registrant, on behalf of the Premier Research Equity Fund, and GEAM, is incorporated herein by reference to Exhibit (d)(16) to post-effective amendment number 11 to the Registration Statement, filed with the Commission on April 24, 2000 (Accession Number 0000889812-00-001894).

(d)(18)	Investment Advisory and Administration Agreement between Registrant, on behalf of the Premier International Equity Fund, and GEAM, is incorporated herein by reference to Exhibit (d)(17) to post-effective amendment number 11 to the Registration Statement, filed with the Commission on April 24, 2000 (Accession Number 0000889812-00-001894).

(d)(19)	Sub-Advisory Agreement between GEAM and State Street Bank and Trust Company (“State Street”), through State Street Global Advisors, Inc., is incorporated herein by reference to Exhibit 5(k) to pre-effective amendment number two to the Registration Statement, filed with the Commission on November 7, 1997 (Accession Number 0001010410-97-000161).

(d)(20)	Sub-Advisory Agreement between GEAM and Palisade Capital Management, L.L.C. (Palisade) is incorporated herein by reference to Exhibit 5(p) to post-effective amendment number two to the Registration Statement, filed with the Commission on July 24, 1998 (Accession Number 0001010410-98-000119).

(d)(21)	First Amended and Restated Sub-Advisory Agreement between GEAM and Palisade, dated as of October 1, 2008, is incorporated herein by reference to Exhibit (d)(21) to post-effective amendment number 25 to the Registration Statement, filed with the Commission on September 4, 2008 (Accession Number 0001193125-08-190111).

(d)(22)	Sub-Advisory Agreement, dated October 1, 2008 between GEAM and Champlain Investment Partners, LLC, is incorporated herein by reference to Exhibit (d)(22) to post-effective amendment number 25 to the Registration Statement, filed with the Commission on September 4, 2008 (Accession Number 0001193125-08-190111).

(d)(23)	Sub-Advisory Agreement, dated October 1, 2008 between GEAM and GlobeFlex Partners, LP, is incorporated herein by reference to Exhibit (d)(23) to post-effective amendment number 25 to the Registration Statement, filed with the Commission on September 4, 2008 (Accession Number 0001193125-08-190111).

(d)(24)	Sub-Advisory Agreement, dated October 1, 2008 between GEAM and SouthernSun Asset Management, Inc., is incorporated herein by reference to Exhibit (d)(24) to post-effective amendment number 25 to the Registration Statement, filed with the Commission on September 4, 2008 (Accession Number 0001193125-08-190111).

(d)(25)	Sub-Advisory Agreement, dated August 23, 2010 between GEAM and SouthernSun Asset Management, LLC, filed with the Commission on January 28, 2011 (Accession Number 0001193125-11-016551).

(d)(26)	Sub-Advisory Agreement, dated September 10, 2010 between GEAM and Kennedy Capital Management, Inc., filed with the Commission on January 28, 2011 (Accession Number 0001193125-11-016551).

(e)(1)	Distribution Agreement between Registrant and GE Investment Services Inc. is incorporated herein by reference to Exhibit 6(a) to pre-effective amendment number two to the Registration Statement, filed with the Commission on November 7, 1997 (Accession Number 0001010410-97-000161).

(e)(2)	Amended and Restated Shareholder Servicing and Distribution Agreement between Registrant and GE Investment Distributors, Inc. (“GEID”) is incorporated by reference to exhibit (e)(2) to post-effective amendment number fourteen to the Registration Statement, filed with the Commission on January 26, 2001 (Accession Number 0000912057-01-002990).

(f)	N/A.

(g)	Custodian Contract is incorporated herein by reference to the Form N-1A registration statement of GE Investments Funds, Inc. (File Nos. 2-91369; 811-4041), filed with the Commission on October 24, 1997 (Accession Number
0001010410-97-000148).

(h)(1)	Transfer Agency and Service Agreement between Registrant and PFPC, Inc. is incorporated herein by reference to exhibit (h) to post-effective amendment number twenty-one to the Registration Statement filed with the Commission on November 22, 2004 (Accession Number 0001193125-04-201484).

(h)(2)	Supplemental Advisory Fee Waiver Agreement for the Money Market Fund dated January 29, 2010 between GE Asset Management Incorporated and GE Institutional Funds is incorporated herein by reference to Exhibit (h)(2) to post-effective amendment number twenty-nine to the Registration Statement filed with the Commission on January 28, 2010 (Accession Number 0001193125-10-015949).

(h)(3)	Supplemental Advisory Fee Waiver Agreement for the Money Market Fund dated January 11, 2011 between GE Asset Management Incorporated and GE Institutional Funds, is incorporated herein by reference to Registrant’s Amendment to its Registration Statement on Form N-1A, filed with the Commission on January 28, 2011 (Accession Number 0001193125-10-015949).

(h)(4)	Supplemental Advisory Fee Waiver Agreement for the Money Market Fund dated January 15, 2012 between GE Asset Management Incorporated and GE Institutional Funds, incorporated herein by reference to Registrant’s Amendment to its Registration Statement on Form N-1A, filed with the Commission on January 27, 2012 (Accession Number 0001193125-12-026471).

(h)(5)	Supplemental Advisory Fee Waiver Agreement for the Money Market Fund dated January 15, 2013 between GE Asset Management Incorporated and GE Institutional Funds, filed herewith.

(h)(6)	Amendment No.2 to Transfer Agency Services Agreement between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) dated June 29, 2010, filed with the Commission on January 28, 2011 (Accession Number 0001193125-11-016551).

(i)	Opinions and Consents of Sutherland Asbill & Brennan LLP are incorporated herein by reference to Exhibit 10 to preeffective amendment number two to the Registration Statement, filed with the Commission on November 7, 1997 (Accession Number 0001010410-97-000161) and Exhibit 10 to post-effective amendment number two to the Registration Statement, filed with the Commission on July 24, 1998 (Accession Number 0001010410-98-000119) and Exhibit (i) to post-effective amendment number four to the Registration Statement, filed with the Commission on January 27, 1999 (Accession Number 0000889812-99-000221) and Exhibit (i) to post-effective amendment number twelve to the Registration Statement, filed with the Commission on April 25, 2000 (Accession Number 0000889812-00-001894).

(j)(1)	Consent of Paul Hastings LLP, filed herewith.

(j)(2)	Consent of KPMG LLP, filed herewith.

(k)	N/A.

(l)	Purchase Agreement between Registrant and General Electric Capital Assurance Company is incorporated herein by reference to Exhibit 13 to pre-effective amendment number two to the Registration Statement, filed with the Commission on November 7, 1997 (Accession Number 0001010410-97-000161).

(m)(1)	Amended and Restated Shareholder Servicing and Distribution Plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) is incorporated by reference to exhibit (m)(1) to post-effective amendment number 25 to the Registration Statement filed with the Commission on January 28, 2008 (Accession Number 0001193125-08-013143).

(m)(2)	Amended and Restated Shareholder Servicing and Distribution Agreement adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), is incorporated by reference to exhibit (m)(2) to post-effective amendment number 25 to the Registration Statement filed with the Commission on January 28, 2008 (Accession Number 0001193125-08-013143).

(n)(1)	Multiple Class Plan for Registrant adopted pursuant to Rule 18f-3 under the 1940 Act is incorporated herein by reference to Exhibit 18 to pre-effective amendment number two to the Registration Statement, filed with the Commission on November 7, 1997 (Accession Number 0001010410-97-000161).

(n)(2)	Multiple Class Plan for Registrant adopted pursuant to Rule 18f-3 under the 1940 Act, incorporated by reference to Registrant’s Amendment to its Registration Statement on Form N-1A, filed with the Commission on January 27, 2012 (Accession Number 0001193125-12-026471).

(p)(1)	Code of Ethics of GE Asset Management Incorporated is incorporated by reference to Exhibit (p)(1) to post-effective amendment number eleven to the Registration Statement, filed with the Commission on April 25, 2000 (Accession Number 0000889812-00-001894).

(p)(2)	Code of Ethics of GE Institutional Funds is incorporated by reference to Exhibit (p)(2) to post-effective amendment number eleven to the Registration Statement, filed with the Commission on April 25, 2000 (Accession Number 0000889812-00-001894).

(p)(3)	Code of Ethics of State Street Bank and Trust Company is incorporated by reference to exhibit (p)(3) to post-effective amendment number fourteen to the Registration Statement, filed with the Commission on January 26, 2001 (Accession Number 0000912057-01-002990).

(p)(4)	Code of Ethics of Palisade Capital Management, LLC is incorporated by reference to Exhibit (p)(4) to post-effective amendment number 15 to the Registration Statement filed with the Commission on January 25, 2002 (Accession Number 0000912057-02-002637).

(p)(5)	Code of Ethics of Champlain Investment Partners, LLC, is incorporated herein by reference to Exhibit (p)(5) to post-effective amendment number 25 to the Registration Statement, filed with the Commission on September 4, 2008 (Accession Number 0001193125-08-190111).

(p)(6)	Code of Ethics of GlobeFlex Partners, LP, is incorporated herein by reference to Exhibit (p)(6) to post-effective amendment number 25 to the Registration Statement, filed with the Commission on September 4, 2008 (Accession Number 0001193125-08-190111).

(p)(7)	Code of Ethics of SouthernSun Asset Management, Inc., is incorporated herein by reference to Exhibit (p)(7) to post-effective amendment number 25 to the Registration Statement, filed with the Commission on September 4, 2008 (Accession Number 0001193125-08-190111).

(p)(8)	Code of Ethics of Kennedy Capital Management, Inc. is incorporated herein by reference to Registrant’s Amendment to its Registration Statement on Form N-1A, filed with the Commission on January 27, 2012 (Accession Number 0001193125-12-026471).

(q)	Powers of Attorney:

(q)(1)	Power of Attorney for John R. Costantino, is incorporated herein by reference to Registrant’s Amendment to its Registration Statement on Form N-1A, filed with the Commission on January 27, 2012 (Accession Number 0001193125-12-026471).

(q)(2)	Power of Attorney for R. Sheldon Johnson, is incorporated herein by reference to Registrant’s Amendment to its Registration Statement on Form N-1A, filed with the Commission on January 27, 2012 (Accession Number 0001193125-12-026471).

(q)(3)	Power of Attorney for Donna M. Rapaccioli, is incorporated herein by reference to Registrant’s Amendment to its Registration Statement on Form N-1A, filed with the Commission on January 27, 2012 (Accession Number 0001193125-12-026471).

Item 29.	Persons Controlled by or Under Common Control with Registrant

The list required by this Item 24 of persons controlled by or under common control with Registrant, which includes the subsidiaries of General Electric Company (“GE”), is incorporated herein by reference to Exhibit 21, “Subsidiaries of Registrant,” of the Form 10-K filed by GE pursuant to Section 13 or 15(d) of the Securities Exchange Act of 1934, as amended (SEC File No. 1-35) for the fiscal year ended December 31, 2005 (the “Form 10-K”). Additional information about persons controlled by or under common control with Registrant is incorporated herein by reference to pages 10-16 of the Form 10-K, beginning under the caption “GECS.”

Item 30.	Indemnification

As a Delaware business trust, the operations of Registrant are governed by its Amended and Restated Declaration of Trust dated June 2, 1998 (the “Declaration of Trust”). Generally, Delaware business trust shareholders are not personally liable for obligations of the Delaware business trust under Delaware law. The Delaware Business Trust Act (the DBTA) provides that a shareholder of a trust shall be entitled to the same limitation of liability extended to shareholders of private for-profit Delaware corporations. Registrant’s Declaration of Trust expressly provides that it has been organized under the DBTA and that the Declaration of Trust is to be governed by Delaware law. It nevertheless is possible that a Delaware business trust, such as Registrant, might become a party to an action in another state whose courts refuse to apply Delaware law, in which case Registrant’s shareholders could be subject to personal liability.

To protect Registrant’s shareholders against the risk of personal liability, the Declaration of Trust: (i) contains an express disclaimer of shareholder liability for acts or obligations of Registrant and provides that notice of such disclaimer may be given in each agreement, obligation and instrument entered into or executed by Registrant or its Trustees; (ii) provides for the indemnification out of Trust property of any shareholders held personally liable for any obligations of Registrant or any series of Registrant; and (iii) provides that Registrant shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of Registrant and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss beyond his or her investment because of shareholder liability is limited to circumstances in which all of the following factors are present: (i) a court refuses to apply Delaware law; (ii) the liability arose under tort law or, if not, no contractual limitation of liability was in effect; and (iii) Registrant itself would be unable to meet its obligations. In the light of Delaware law, the nature of Registrant’s business and the nature of its assets, the risk of personal liability to a shareholder is remote.

The Declaration of Trust further provides that Registrant shall indemnify each of its Trustees and officers against liabilities and expenses reasonably incurred by them, in connection with, or arising out of, any action, suit or proceeding, threatened against or otherwise involving such Trustee or officer, directly or indirectly, by reason of being or having been a Trustee or officer of Registrant. The Declaration of Trust does not authorize Registrant to indemnify any Trustee or officer against any liability to which he or she would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person’s duties.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification may be against public policy as expressed in the Act and may be, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.	Business and Other Connections of Investment Adviser

Reference is made to “About the Investment Adviser” in the Prospectus forming Part A, and “Management of the Trust” in the Statement of Additional Information forming Part B, of this Registration Statement.

GEAM serves as investment adviser and administrator for each Fund. The business, profession, vocation or employment of a substantial nature which each director or officer of GEAM is or has been, at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee, is as follows:

Name	Capacity With Advisor	Business Name and Address

Dmitri Stockton	President, CEO & Director	1600 Summer Street Stamford, CT

George A. Bicher	Chief Risk Officer	1600 Summer Street Stamford, CT

Cheryl H. Beacock	Senior Vice President, Human Resources	1600 Summer Street Stamford, CT

Paul M. Colonna	President & Chief Investment Officer – Public Investments	1600 Summer Street Stamford, CT

Michael J. Cosgrove	President of Mutual Funds & Global Investment Programs	1600 Summer Street Stamford, CT

Gregory B. Hartch	Executive Vice President – Strategy & Business Development Leader	1600 Summer Street Stamford, CT

Jessica Holscott	Chief Financial Officer and Chief Financial Officer	1600 Summer Street Stamford, CT

Ralph R. Layman	Executive Vice President & Chief Investment Officer Emeritus	1600 Summer Street Stamford, CT

Maureen Mitchell	President of Global Sales and Marketing	1600 Summer Street Stamford, CT

Steven M. Rullo	Senior Vice President-Services and Technology	1600 Summer Street Stamford, CT

Matthew J. Simpson	Executive Vice President, General Counsel and Secretary	1600 Summer Street Stamford, CT

Donald W. Torey	President & Chief Investment Officer – Alternative Assets	1600 Summer Street Stamford, CT

David Wiederecht	President & Chief Investment Officer – Investment Solutions	1600 Summer Street Stamford, CT

Dudley Williams	Citizenship and Diversity Leader	1600 Summer Street Stamford, CT

SSgA Funds Management, Inc. (SSgA FM) serves as sub-adviser to the S&P500 Index Fund. SSgA manages registered investment company accounts. The business, profession, vocation or employment of a substantial nature which each director or officer of SSgA FM is or has been, at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee, is as follows:

Name	Capacity With Advisor	Business Name and Address

James E. Ross	President & Director	State Street Financial Center, One Lincoln Street, Boston, MA Senior Managing Director of State Street Global Advisors (SSGA) a division of State Street Bank and Trust Company, Boston, MA

Juan Carlos Morales	Treasurer	State Street Financial Center, One Lincoln Street, Boston, MA Senior Managing Director and Chief Financial Officer of SSGA a division of State Street Bank and Trust Company, Boston, MA

Phillip Gillespie	Chief Legal Officer	State Street Financial Center, One Lincoln Street, Boston, MA General Counsel of SSGA a division of State Street Bank and Trust Company, Boston, MA

Alyssa Albertelli	Director and Chief Compliance Officer	State Street Financial Center, One Lincoln Street, Boston, MA Chief Compliance Officer of SSGA a division of State Street Bank and Trust Company, Boston, MA

Ellen Needham	President and Director	State Street Financial Center, One Lincoln Street, Boston, MA Vice President of SSGA a division of State Street Bank and Trust Company, Boston, MA

Palisade Capital Management, L.L.C. (Palisade) serves as sub-adviser to the Small-Cap Equity Fund. Palisade manages various institutional and private accounts and has a history of managing small-cap equity portfolios. The business, profession, vocation or employment of a substantial nature which each director or officer of Palisade is or has been, at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee, is as follows:

Name	Capacity With Advisor	Business Name and Address

Martin L. Berman	Chairman and CEO	Palisade Capital Management LLC Fort Lee, NJ

Steven E. Berman	Vice Chairman	Palisade Capital Management LLC Fort Lee, NJ

Jack Feiler	President, CIO-Private Wealth Management	Palisade Capital Management LLC Fort Lee, NJ

Jeffrey D. Serkes	COO	Palisade Capital Management LLC Fort Lee, NJ

Dennison T. Veru	Executive Vice President and CIO-Institutional	Palisade Capital Management LLC Fort Lee, NJ

Brian K. Fern	CFO	Palisade Capital Management LLC Fort Lee, NJ

Bradley R. Goldman	General Counsel and CCO	Palisade Capital Management LLC Fort Lee, NJ

Champlain Investment Partners, LLC (Champlain) serves as sub-adviser to the Small-Cap Equity Fund. Champlain was formed in 2004 and focuses on managing core small and mid-cap strategies. The business, profession, vocation or employment of a substantial nature which each director or officer of Champlain is or has been, at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee, is as follows:

Name	Capacity With Advisor	Business Name and Address

Scott T. Brayman	Managing Partner and CIO	Champlain Investment Partners, LLC Burlington, VT

Daniel Butler	Analyst/Partner	Champlain Investment Partners, LLC Burlington, VT

Van Harissis	Analyst/Partner	Champlain Investment Partners, LLC Burlington, VT

Deborah R. Healey	Head Trader/Partner	Champlain Investment Partners, LLC Burlington, VT

Mary E. Michel	Client Service/Partner	Champlain Investment Partners, LLC Burlington, VT

Wendy K. Nunez	CCO and Operations/Partner	Champlain Investment Partners, LLC Burlington, VT

Judith W. O’Connell	Managing Partner/COO	Champlain Investment Partners, LLC Burlington, VT

David M. O’Neal	Analyst/Partner	Champlain Investment Partners, LLC Burlington, VT

GlobeFlex Capital, LP (GlobeFlex) serves as sub-adviser to the Small-Cap Equity Fund. GlobeFlex was formed in 1994 to specialize in equity management for the institutional marketplace, with a focus on both U.S. and international growth small and mid-cap companies. The business, profession, vocation or employment of a substantial nature which each director or officer of GlobeFlex is or has been, at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee, is as follows:

Name	Capacity With Advisor	Business Name and Address

Robert J. Anslow	Managing Partner and CIO	GlobeFlex Capital, LP San Diego, CA

Marina Marrelli	Managing Partner, CEO, Client Service & Marketing Director	GlobeFlex Capital, LP San Diego, CA

Noah D. Bretz	Partner, Client Service & Marketing	GlobeFlex Capital, LP San Diego, CA

Kurt S. Livermore, CFA	Partner, Portfolio Management/Research	GlobeFlex Capital, LP San Diego, CA

Andrew Mark	Partner, Portfolio Management/Research/Trading	GlobeFlex Capital, LP San Diego, CA

Jennifer O’Connell, CPA	Partner, CFO & CCO	GlobeFlex Capital, LP San Diego, CA

James D. Peterson, CFA	Partner, Portfolio Management/Research	GlobeFlex Capital, LP San Diego, CA

Qiao Wen, CFA	Partner, Portfolio Management/Research	GlobeFlex Capital, LP San Diego, CA

Kennedy Capital Management, Inc. (Kennedy) serves as sub-adviser to the Small-Cap Equity Fund. Kennedy is a registered investment adviser under the Advisers Act and was founded in 1980. Kennedy provides customized investment management services to corporate and public pension funds, endowments, foundations and multi-employer plans as well as to high-net-worth individuals, and specializes in the small and mid-cap asset classes. The business, profession, vocation or employment of a substantial nature which each director or officer of Kennedy is or has been, at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee, is as follows:

Name		Business Name and Address

Randall Kirkland, CFA	President, Chief Executive Officer and Chairman of the Board of Directors	Kennedy Capital Management, Inc. St. Louis, MO

Richard Sinise	Executive Vice President and Chief Portfolio Manager	Kennedy Capital Management, Inc. St. Louis, MO

Stephen Mace, JD, CPA, CFA	Vice President and Chief Operating Officer	Kennedy Capital Management, Inc. St. Louis, MO

Frank Latuda, Jr., CFA	Vice President, Director and Chief Investment Officer	Kennedy Capital Management, Inc. St. Louis, MO

Marilyn Lammert, CFP	Vice President and Chief Compliance Officer	Kennedy Capital Management, Inc. St. Louis, MO

Richard Oliver	Vice President and Chief Financial Officer	Kennedy Capital Management, Inc. St. Louis, MO

Timothy Hasara	Vice President and Portfolio Manager	Kennedy Capital Management, Inc. St. Louis, MO

Richard Todaro, CFA	Vice President and Research Analyst	Kennedy Capital Management, Inc. St. Louis, MO

Robert Karn, III	Director	Kennedy Capital Management, Inc. St. Louis, MO Robert B. Karn III, LLC Bonita Springs, FL

John Hillhouse	Director	Kennedy Capital Management, Inc. St. Louis, MO John M. Hillhouse, CPA, LLC St. Louis, MO

Samuel DeKinder	Director	Kennedy Capital Management, Inc. St. Louis, MO FISCO, LLC Atlanta, GA

SouthernSun Asset Management, LLC (SouthernSun) serves as sub-adviser to the Small-Cap Equity Fund. SouthernSun was formed in 1989 to focus on both U.S. and international value small and mid-cap companies, serving the institutional marketplace. The business, profession, vocation or employment of a substantial nature which each director or officer of SouthernSun is or has been, at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee, is as follows:

Name	Capacity With Advisor	Business Name and Address

Michael W. Cook	CEO/CIO	SouthernSun Asset Management, LLC Memphis, TN

Phillip W. Cook	Senior Analyst/Principal	SouthernSun Asset Management, Inc. Memphis, TN

Michael S. Cross	Senior Analyst/Principal	SouthernSun Asset Management, LLC Memphis, TN

Peter W. Matthews, CFA,CPA	Senior Analyst/Principal	SouthernSun Asset Management, LLC Memphis, TN

S. Elliot Cunningham	Senior Analyst/Principal	SouthernSun Asset Management, LLC Memphis, TN

William P. Halliday	COO/CCO	SouthernSun Asset Management, LLC Memphis, TN

Item 32.	Principal Underwriters

(a) GEID also serves as distributor for the investment portfolios of GE Investments Funds, Inc., Elfun Tax-Exempt Income Fund, Elfun Income Fund, Elfun International Equity Fund, Elfun Money Market Fund, Elfun Trusts and Elfun Diversified Fund.

(b) The information required by this Item 32 with respect to each director and officer of GEID is incorporated herein by reference to Schedule A of Form BD filed by GEID pursuant to the Securities Exchange Act of 1934, as amended (SEC File No. 8-45710).

(c) Inapplicable.

Item 33.	Location of Accounts and Records

All accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the 1940 Act, and the rules thereunder, are maintained at the offices of Registrant located at 1600 Summer Street, Stamford, Connecticut 06905; Registrant’s custodian, State Street Bank and Trust (“State Street”), located at One Lincoln Street, Boston, Massachusetts 02111; and BNY Mellon Asset Servicing, Registrant’s transfer agent, located at 4400 Computer Drive, Westborough, MA 01581.

Item 34.	Management Services

Inapplicable.

Item 35.	Undertakings

Inapplicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Stamford, State of Connecticut on this 25th day of January, 2013.

By:	/s/ Michael J. Cosgrove
Michael J. Cosgrove
President and Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to Registrant’s Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
/s/ Michael J. Cosgrove Michael J. Cosgrove	Trustee, President and Chairman of the Board (Chief Executive Officer)	1/25/13

/s/ John R. Costantino John R. Costantino*	Trustee	1/25/13

/s/ R. Sheldon Johnson R. Sheldon Johnson*	Trustee	1/25/13

/s/ Donna M. Rapaccioli Donna M. Rapaccioli*	Trustee	1/25/13

/s/ Matthew J. Simpson Matthew J. Simpson	Trustee	1/25/13

/s/ Arthur A. Jensen Arthur A. Jensen	Treasurer (Principal Financial Officer)	1/25/13

/s/ LAURA K. KEALEY
Laura K. Kealey

*	Signature affixed by Laura K. Kealey pursuant to a power of attorney dated January 10, 2012.

Index to Exhibits

Exhibit	Exhibit Name

(h)(5)	Supplemental Advisory Fee Waiver Agreement for the Money Market Fund between GE Asset Management Incorporated and GE Institutional Funds

(j)(1)	Consent of Paul Hastings LLP

(j)(2)	Consent of KPMG LLP